2025 Annual Report
RiverSource Variable Life Separate Account
This wrapper contains financial statements provided for owners of:
• RiverSource® Single Premium Variable Life Insurance
• RiverSource® Single Premium Variable Life Insurance Policy
• RiverSource Succession Select® Variable Life Insurance
• RiverSource® Variable Second-To-Die Life Insurance
This Annual Report contains financial information for all the subaccounts of RiverSource Variable Life Separate Account. Not all subaccounts of RiverSource Variable Life Separate Account apply to your specific contract.

Issued by:  RiverSource Life Insurance Company
ANN9125_12_E01_(05/26)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND
THE POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Life Separate Account, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource Variable Life Separate Account since 2010.
RiverSource Variable Life Separate Account ■ 3

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value	$1,011,352	$49,345,578	$37,582,894	$90,230,624	$37,589,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29	159,703	61,987	38,685	12,624
Receivable for share redemptions	221	95,012	—	27,404	12,561
Total assets	1,011,602	49,600,293	37,644,881	90,296,713	37,614,954

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	221	16,814	—	27,404	12,234
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	78,198	—	—	327
Payable for investments purchased	29	159,703	61,987	38,685	12,624
Total liabilities	250	254,715	61,987	66,089	25,185
Net assets applicable to Variable Life contracts in accumulation period	1,011,232	49,345,578	37,582,894	90,230,624	37,589,769
Net assets applicable to seed money	120	—	—	—	—
Total net assets	$1,011,352	$49,345,578	$37,582,894	$90,230,624	$37,589,769
Investment shares	93,384	2,370,105	406,082	1,107,396	1,218,469
Investments, at cost	$941,985	$35,915,099	$31,762,247	$72,534,434	$35,746,506

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value	$15,275,986	$1,167,940	$17,452,784	$11,287,969	$27,731,527
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	92	528	1,598	14,258	15,929
Receivable for share redemptions	10,031	—	6,230	—	7,783
Total assets	15,286,109	1,168,468	17,460,612	11,302,227	27,755,239

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,676	—	6,223	—	7,783
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5,355	—	7	—	—
Payable for investments purchased	92	528	1,598	14,258	15,929
Total liabilities	10,123	528	7,828	14,258	23,712
Net assets applicable to Variable Life contracts in accumulation period	15,275,986	1,167,940	17,452,784	11,287,969	27,731,527
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$15,275,986	$1,167,940	$17,452,784	$11,287,969	$27,731,527
Investment shares	763,799	45,498	679,097	1,090,625	2,888,701
Investments, at cost	$14,780,411	$1,151,250	$17,019,016	$11,191,273	$28,391,742
See accompanying notes to financial statements.
 4 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value	$4,438,430	$17,252,975	$14,632,933	$15,269,353	$23,617,977
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,956	12,734	3,541	53,454	395
Receivable for share redemptions	—	13,441	—	4,418	10,062
Total assets	4,445,386	17,279,150	14,636,474	15,327,225	23,628,434

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	5,186	—	4,359	9,953
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	8,255	—	59	109
Payable for investments purchased	6,956	12,734	3,541	53,454	395
Total liabilities	6,956	26,175	3,541	57,872	10,457
Net assets applicable to Variable Life contracts in accumulation period	4,438,430	17,252,975	14,632,933	15,269,353	23,617,977
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,438,430	$17,252,975	$14,632,933	$15,269,353	$23,617,977
Investment shares	352,536	1,372,552	829,531	1,144,629	8,287,010
Investments, at cost	$4,170,856	$15,315,701	$14,204,602	$16,143,696	$20,397,256

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Assets
Investments, at fair value	$94,474,935	$62,848,689	$73,737,944	$266,507,652	$2,436,114
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,515	33,958	38,741	83,301	1,564
Receivable for share redemptions	133,639	24,112	—	173,130	—
Total assets	94,615,089	62,906,759	73,776,685	266,764,083	2,437,678

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	35,820	24,112	—	142,283	—
Minimum death benefit guarantee risk charge	—	—	—	936	—
Contract terminations	97,819	—	—	29,911	—
Payable for investments purchased	6,515	33,958	38,741	83,301	1,564
Total liabilities	140,154	58,070	38,741	256,431	1,564
Net assets applicable to Variable Life contracts in accumulation period	94,474,935	62,848,689	73,737,944	266,507,652	2,436,114
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$94,474,935	$62,848,689	$73,737,944	$266,507,652	$2,436,114
Investment shares	5,941,820	3,074,789	1,322,654	4,844,713	594,174
Investments, at cost	$109,729,029	$74,615,829	$58,178,431	$121,458,795	$2,676,753
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 5

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Assets
Investments, at fair value	$965,756	$29,835,987	$12,336,036	$809,299	$348,605
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,603	5,073	1,250	6,116	62
Receivable for share redemptions	—	—	—	—	—
Total assets	970,359	29,841,060	12,337,286	815,415	348,667

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	4,603	5,073	1,250	6,116	62
Total liabilities	4,603	5,073	1,250	6,116	62
Net assets applicable to Variable Life contracts in accumulation period	965,756	29,835,987	12,336,036	809,299	348,605
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$965,756	$29,835,987	$12,336,036	$809,299	$348,605
Investment shares	241,439	469,636	200,847	103,095	45,391
Investments, at cost	$1,116,897	$21,637,716	$6,798,151	$800,430	$357,407

December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Assets
Investments, at fair value	$20,200,861	$15,609,775	$3,894,820	$386,792,760	$19,442,451
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,860	—	19	—	7,605
Receivable for share redemptions	7,801	13,303	—	359,527	—
Total assets	20,213,522	15,623,078	3,894,839	387,152,287	19,450,056

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,781	—	—	240,404	—
Minimum death benefit guarantee risk charge	—	—	—	529	—
Contract terminations	20	13,303	—	118,594	—
Payable for investments purchased	4,860	—	19	—	7,605
Total liabilities	12,661	13,303	19	359,527	7,605
Net assets applicable to Variable Life contracts in accumulation period	20,200,861	15,609,775	3,894,820	386,792,760	19,442,451
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$20,200,861	$15,609,775	$3,894,820	$386,792,760	$19,442,451
Investment shares	2,599,853	120,567	31,274	3,048,012	370,615
Investments, at cost	$22,164,547	$11,532,987	$2,068,343	$85,016,095	$14,767,489
See accompanying notes to financial statements.
 6 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value	$6,070,414	$228,273,354	$16,628,626	$9,972,050	$47,978,602
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,917	—	9,010	40,416	161,955
Receivable for share redemptions	—	123,805	—	—	18,841
Total assets	6,072,331	228,397,159	16,637,636	10,012,466	48,159,398

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	91,390	—	—	18,195
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	32,415	—	—	646
Payable for investments purchased	1,917	—	9,010	40,416	161,955
Total liabilities	1,917	123,805	9,010	40,416	180,796
Net assets applicable to Variable Life contracts in accumulation period	6,070,414	228,273,354	16,628,626	9,972,050	47,978,602
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,070,414	$228,273,354	$16,628,626	$9,972,050	$47,978,602
Investment shares	120,397	4,439,388	1,238,170	759,486	3,607,414
Investments, at cost	$3,962,376	$106,168,329	$15,046,683	$10,428,244	$48,617,223

December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value	$1,793,111	$984,638	$23,977,711	$11,527,708	$69,069,726
Dividends receivable	—	—	2,233	993	6,188
Accounts receivable from RiverSource Life for contract purchase payments	243	117	—	373	63,597
Receivable for share redemptions	—	—	12,384	—	34,621
Total assets	1,793,354	984,755	23,992,328	11,529,074	69,174,132

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	28,778
Minimum death benefit guarantee risk charge	—	—	—	—	25
Contract terminations	—	—	12,384	—	5,818
Payable for investments purchased	243	117	—	373	63,597
Total liabilities	243	117	12,384	373	98,218
Net assets applicable to Variable Life contracts in accumulation period	1,793,111	984,638	23,979,944	11,528,701	69,075,914
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,793,111	$984,638	$23,979,944	$11,528,701	$69,075,914
Investment shares	211,203	115,976	23,977,711	11,527,708	69,069,726
Investments, at cost	$1,694,513	$998,316	$23,977,711	$11,527,708	$69,069,699
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 7

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$7,926,768	$3,150,272	$52,082,779	$3,099,117	$1,299,303
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,752	310	36,149	999	164
Receivable for share redemptions	—	—	20,688	—	—
Total assets	7,929,520	3,150,582	52,139,616	3,100,116	1,299,467

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	20,158	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	530	—	—
Payable for investments purchased	2,752	310	36,149	999	164
Total liabilities	2,752	310	56,837	999	164
Net assets applicable to Variable Life contracts in accumulation period	7,926,768	3,150,272	52,082,779	3,099,117	1,299,303
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,926,768	$3,150,272	$52,082,779	$3,099,117	$1,299,303
Investment shares	1,258,217	507,290	8,306,663	457,772	193,637
Investments, at cost	$7,799,926	$3,183,126	$53,490,525	$2,990,600	$1,327,665

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Assets
Investments, at fair value	$19,695,042	$12,315,419	$3,567,670	$101,998,445	$45,158,964
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	645	1,432	217	24,868	—
Receivable for share redemptions	58,073	—	—	43,878	10,924
Total assets	19,753,760	12,316,851	3,567,887	102,067,191	45,169,888

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,170	—	—	42,993	—
Minimum death benefit guarantee risk charge	—	—	—	61	—
Contract terminations	49,903	—	—	824	10,924
Payable for investments purchased	645	1,432	217	24,868	—
Total liabilities	58,718	1,432	217	68,746	10,924
Net assets applicable to Variable Life contracts in accumulation period	19,695,042	12,315,419	3,567,670	101,998,445	45,158,964
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$19,695,042	$12,315,419	$3,567,670	$101,998,445	$45,158,964
Investment shares	2,883,608	1,432,025	416,784	11,832,766	794,213
Investments, at cost	$20,518,371	$12,507,007	$3,861,831	$113,947,951	$31,107,064
See accompanying notes to financial statements.
 8 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Assets
Investments, at fair value	$14,056,006	$118,741,397	$210,171,281	$283,150,741	$5,553,271
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	466	228	81,654	5,407	615
Receivable for share redemptions	—	111,376	—	98,345	—
Total assets	14,056,472	118,853,001	210,252,935	283,254,493	5,553,886

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	46,881	—	93,422	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	64,495	—	4,923	—
Payable for investments purchased	466	228	81,654	5,407	615
Total liabilities	466	111,604	81,654	103,752	615
Net assets applicable to Variable Life contracts in accumulation period	14,056,006	118,741,397	210,171,281	283,150,741	5,553,271
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$14,056,006	$118,741,397	$210,171,281	$283,150,741	$5,553,271
Investment shares	257,106	2,127,601	3,550,790	4,868,479	583,940
Investments, at cost	$6,972,708	$46,620,535	$148,912,872	$140,632,959	$5,540,229

December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$17,364,482	$1,205,714	$618,268	$20,991,513	$7,436,715
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,240	168	—	15,129	—
Receivable for share redemptions	6,012	—	—	—	192
Total assets	17,374,734	1,205,882	618,268	21,006,642	7,436,907

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,007	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5	—	—	—	192
Payable for investments purchased	4,240	168	—	15,129	—
Total liabilities	10,252	168	—	15,129	192
Net assets applicable to Variable Life contracts in accumulation period	17,364,482	1,205,714	618,268	20,991,513	7,436,715
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,364,482	$1,205,714	$618,268	$20,991,513	$7,436,715
Investment shares	1,835,569	169,819	87,326	1,173,366	420,153
Investments, at cost	$17,454,476	$1,278,284	$695,321	$16,346,556	$5,873,641
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 9

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Assets
Investments, at fair value	$72,920,363	$24,986,925	$6,017,318	$18,727,218	$8,310,966
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,859	—	—	—	—
Receivable for share redemptions	63,000	21,399	70	6,790	1,561
Total assets	73,000,222	25,008,324	6,017,388	18,734,008	8,312,527

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,847	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	20,153	21,399	70	6,790	1,561
Payable for investments purchased	16,859	—	—	—	—
Total liabilities	79,859	21,399	70	6,790	1,561
Net assets applicable to Variable Life contracts in accumulation period	72,920,363	24,986,925	6,017,318	18,727,218	8,310,966
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$72,920,363	$24,986,925	$6,017,318	$18,727,218	$8,310,966
Investment shares	4,092,052	597,059	177,136	334,176	154,078
Investments, at cost	$49,153,489	$18,529,864	$4,486,786	$13,315,835	$5,265,626

December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Assets
Investments, at fair value	$42,062,147	$13,137,612	$4,311,438	$27,783,633	$9,284,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	478	4,261	3,598	10,121	3,693
Receivable for share redemptions	59,808	—	—	36,300	—
Total assets	42,122,433	13,141,873	4,315,036	27,830,054	9,287,937

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,927	—	—	10,800	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	42,881	—	—	25,500	—
Payable for investments purchased	478	4,261	3,598	10,121	3,693
Total liabilities	60,286	4,261	3,598	46,421	3,693
Net assets applicable to Variable Life contracts in accumulation period	42,062,147	13,137,612	4,311,438	27,783,633	9,284,244
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$42,062,147	$13,137,612	$4,311,438	$27,783,633	$9,284,244
Investment shares	765,741	203,211	69,293	438,228	196,118
Investments, at cost	$25,119,670	$9,601,733	$2,633,221	$15,543,023	$7,295,708
See accompanying notes to financial statements.
 10 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value	$5,347,287	$21,754,654	$6,722,794	$3,301,352	$23,196,604
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	41	—	2,478	2,272	10,614
Receivable for share redemptions	—	17,216	—	—	9,182
Total assets	5,347,328	21,771,870	6,725,272	3,303,624	23,216,400

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	8,598	—	—	9,182
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	8,618	—	—	—
Payable for investments purchased	41	—	2,478	2,272	10,614
Total liabilities	41	17,216	2,478	2,272	19,796
Net assets applicable to Variable Life contracts in accumulation period	5,347,287	21,754,654	6,722,794	3,301,352	23,196,604
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,347,287	$21,754,654	$6,722,794	$3,301,352	$23,196,604
Investment shares	117,162	468,144	160,372	81,858	563,846
Investments, at cost	$3,179,821	$13,150,525	$5,542,376	$2,343,963	$14,615,891

December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$11,106,122	$3,301,426	$1,397,063	$718,680	$17,146,459
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,066	280	2,596	142	25,655
Receivable for share redemptions	—	—	—	—	7,302
Total assets	11,110,188	3,301,706	1,399,659	718,822	17,179,416

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	6,891
Minimum death benefit guarantee risk charge	—	—	—	—	19
Contract terminations	—	—	—	—	392
Payable for investments purchased	4,066	280	2,596	142	25,655
Total liabilities	4,066	280	2,596	142	32,957
Net assets applicable to Variable Life contracts in accumulation period	11,106,122	3,301,426	1,397,063	718,680	17,146,459
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$11,106,122	$3,301,426	$1,397,063	$718,680	$17,146,459
Investment shares	2,930,375	882,734	149,259	77,029	1,831,887
Investments, at cost	$11,179,981	$3,459,113	$1,357,910	$722,549	$17,821,167
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 11

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Assets
Investments, at fair value	$7,310,218	$3,227,628	$758,477	$1,274,588	$704,797
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	21,747	426	—	222	40
Receivable for share redemptions	4,123	—	—	—	—
Total assets	7,336,088	3,228,054	758,477	1,274,810	704,837

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,919	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,204	—	—	—	—
Payable for investments purchased	21,747	426	—	222	40
Total liabilities	25,870	426	—	222	40
Net assets applicable to Variable Life contracts in accumulation period	7,310,218	3,227,628	758,477	1,274,588	704,797
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,310,218	$3,227,628	$758,477	$1,274,588	$704,797
Investment shares	367,348	346,684	81,821	290,339	165,445
Investments, at cost	$8,379,164	$3,255,494	$792,311	$1,440,356	$842,402

December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Assets
Investments, at fair value	$7,468,528	$3,801,813	$2,375,076	$8,887,161	$4,222,741
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	758	6,770	716	4,353	—
Receivable for share redemptions	3,013	—	—	—	162
Total assets	7,472,299	3,808,583	2,375,792	8,891,514	4,222,903

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,868	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	145	—	—	—	162
Payable for investments purchased	758	6,770	716	4,353	—
Total liabilities	3,771	6,770	716	4,353	162
Net assets applicable to Variable Life contracts in accumulation period	7,468,528	3,801,813	2,375,076	8,887,161	4,222,741
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,468,528	$3,801,813	$2,375,076	$8,887,161	$4,222,741
Investment shares	1,716,903	593,107	374,618	109,018	53,841
Investments, at cost	$9,029,290	$4,164,504	$2,877,040	$6,242,009	$2,347,105
See accompanying notes to financial statements.
 12 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Assets
Investments, at fair value	$6,702,010	$2,961,622	$7,078,934	$592,462	$16,200,027
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	532	317	1,316	269	34,759
Receivable for share redemptions	—	—	—	—	—
Total assets	6,702,542	2,961,939	7,080,250	592,731	16,234,786

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	532	317	1,316	269	34,759
Total liabilities	532	317	1,316	269	34,759
Net assets applicable to Variable Life contracts in accumulation period	6,702,010	2,961,622	7,078,934	592,462	16,200,027
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,702,010	$2,961,622	$7,078,934	$592,462	$16,200,027
Investment shares	151,801	69,751	760,358	63,981	312,019
Investments, at cost	$5,248,786	$1,989,603	$7,218,199	$619,434	$13,702,972

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Assets
Investments, at fair value	$7,809,785	$37,190,308	$21,814,182	$7,827,266	$6,658,917
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	293	10,053	5,155	165	16,280
Receivable for share redemptions	—	18,675	—	—	—
Total assets	7,810,078	37,219,036	21,819,337	7,827,431	6,675,197

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	14,632	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	4,043	—	—	—
Payable for investments purchased	293	10,053	5,155	165	16,280
Total liabilities	293	28,728	5,155	165	16,280
Net assets applicable to Variable Life contracts in accumulation period	7,809,785	37,190,308	21,814,182	7,827,266	6,658,917
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,809,785	$37,190,308	$21,814,182	$7,827,266	$6,658,917
Investment shares	156,352	729,937	423,741	158,031	114,829
Investments, at cost	$5,372,620	$24,847,074	$15,811,006	$4,764,538	$5,149,307
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 13

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Assets
Investments, at fair value	$2,992,800	$9,331,253	$3,585,961	$1,740,885	$14,361,501
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	935	2,612	176	2,187	13,476
Receivable for share redemptions	—	—	—	—	—
Total assets	2,993,735	9,333,865	3,586,137	1,743,072	14,374,977

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	935	2,612	176	2,187	13,476
Total liabilities	935	2,612	176	2,187	13,476
Net assets applicable to Variable Life contracts in accumulation period	2,992,800	9,331,253	3,585,961	1,740,885	14,361,501
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,992,800	$9,331,253	$3,585,961	$1,740,885	$14,361,501
Investment shares	53,731	134,728	53,876	14,393	117,227
Investments, at cost	$1,764,217	$6,733,401	$2,433,940	$1,437,950	$11,644,273

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Assets
Investments, at fair value	$3,602,884	$20,214,818	$578,589	$8,823,346	$3,670,794
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,303	10,599	—	14,032	1,239
Receivable for share redemptions	—	—	1,188	—	—
Total assets	3,616,187	20,225,417	579,777	8,837,378	3,672,033

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	1,188	—	—
Payable for investments purchased	13,303	10,599	—	14,032	1,239
Total liabilities	13,303	10,599	1,188	14,032	1,239
Net assets applicable to Variable Life contracts in accumulation period	3,602,884	20,214,818	578,589	8,823,346	3,670,794
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,602,884	$20,214,818	$578,589	$8,823,346	$3,670,794
Investment shares	18,795	102,105	6,493	97,366	267,746
Investments, at cost	$2,953,344	$15,407,121	$534,172	$7,784,886	$3,529,912
See accompanying notes to financial statements.
 14 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$3,685,002	$18,360,944	$390,253	$63,537,591	$213,428,898
Dividends receivable	—	99,051	2,240	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,274	1,159	—	15,984	7,268
Receivable for share redemptions	1,087	167,842	—	—	101,745
Total assets	3,690,363	18,628,996	392,493	63,553,575	213,537,911

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,082	7,682	—	—	72,507
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5	160,160	—	—	29,238
Payable for investments purchased	4,274	100,210	2,240	15,984	7,268
Total liabilities	5,361	268,052	2,240	15,984	109,013
Net assets applicable to Variable Life contracts in accumulation period	3,685,002	18,360,944	390,253	63,537,591	213,428,898
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,685,002	$18,360,944	$390,253	$63,537,591	$213,428,898
Investment shares	268,978	2,193,661	46,625	1,060,905	3,753,586
Investments, at cost	$3,590,262	$19,299,483	$395,725	$57,295,868	$166,413,538

December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Assets
Investments, at fair value	$948,405	$324,920	$74,598,246	$56,607,827	$4,363,955
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	15,080	40	—	127	1,817
Receivable for share redemptions	—	—	42,852	18,016	—
Total assets	963,485	324,960	74,641,098	56,625,970	4,365,772

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	36,688	16,026	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	6,164	1,990	—
Payable for investments purchased	15,080	40	—	127	1,817
Total liabilities	15,080	40	42,852	18,143	1,817
Net assets applicable to Variable Life contracts in accumulation period	948,405	324,920	74,598,246	56,607,827	4,363,955
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$948,405	$324,920	$74,598,246	$56,607,827	$4,363,955
Investment shares	59,912	11,911	2,271,567	1,769,548	43,775
Investments, at cost	$807,666	$318,678	$46,839,462	$46,949,633	$3,776,073
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 15

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$1,460,070	$29,845,299	$103,810,777	$102,705,564	$23,319,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,391	12,365	—	1,785	10,356
Receivable for share redemptions	—	—	64,702	50,181	11,757
Total assets	1,461,461	29,857,664	103,875,479	102,757,530	23,341,622

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	52,045	27,665	11,757
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	12,657	22,516	—
Payable for investments purchased	1,391	12,365	—	1,785	10,356
Total liabilities	1,391	12,365	64,702	51,966	22,113
Net assets applicable to Variable Life contracts in accumulation period	1,460,070	29,845,299	103,810,777	102,705,564	23,319,509
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,460,070	$29,845,299	$103,810,777	$102,705,564	$23,319,509
Investment shares	128,527	795,662	2,821,712	2,920,261	853,569
Investments, at cost	$1,460,629	$29,615,458	$95,341,167	$102,567,964	$19,009,329

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Assets
Investments, at fair value	$24,380,410	$13,526,987	$4,944,717	$36,635,045	$5,548,467
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,485	24,917	—	27,212	371
Receivable for share redemptions	14,289	—	42	14,028	—
Total assets	24,398,184	13,551,904	4,944,759	36,676,285	5,548,838

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,054	—	—	14,028	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	7,235	—	42	—	—
Payable for investments purchased	3,485	24,917	—	27,212	371
Total liabilities	17,774	24,917	42	41,240	371
Net assets applicable to Variable Life contracts in accumulation period	24,380,410	13,526,987	4,944,717	36,635,045	5,548,467
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$24,380,410	$13,526,987	$4,944,717	$36,635,045	$5,548,467
Investment shares	898,983	1,204,540	446,677	2,805,134	346,346
Investments, at cost	$22,563,841	$13,066,984	$4,949,244	$38,685,855	$5,204,607
See accompanying notes to financial statements.
 16 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value	$13,703,844	$815,983	$17,600,615	$11,582,467	$49,446,282
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	67,794	60	526	11,716	13,685
Receivable for share redemptions	5,117	—	10,025	—	28,685
Total assets	13,776,755	816,043	17,611,166	11,594,183	49,488,652

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,886	—	5,514	—	16,719
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	231	—	4,511	—	11,966
Payable for investments purchased	67,794	60	526	11,716	13,685
Total liabilities	72,911	60	10,551	11,716	42,370
Net assets applicable to Variable Life contracts in accumulation period	13,703,844	815,983	17,600,615	11,582,467	49,446,282
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$13,703,844	$815,983	$17,600,615	$11,582,467	$49,446,282
Investment shares	903,947	49,156	1,093,206	775,266	3,564,981
Investments, at cost	$13,289,757	$810,035	$18,504,580	$11,122,604	$51,188,139

December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$89,520,777	$8,436,001	$67,213,300	$20,739,910	$19,060,380
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,104	—	240	18	3,065
Receivable for share redemptions	36,938	4,348	36,807	52,884	5,775
Total assets	89,569,819	8,440,349	67,250,347	20,792,812	19,069,220

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	36,094	4,023	27,719	9,991	5,775
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	844	325	9,088	42,893	—
Payable for investments purchased	12,104	—	240	18	3,065
Total liabilities	49,042	4,348	37,047	52,902	8,840
Net assets applicable to Variable Life contracts in accumulation period	89,520,777	8,436,001	67,213,300	20,739,910	19,060,380
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$89,520,777	$8,436,001	$67,213,300	$20,739,910	$19,060,380
Investment shares	5,495,444	590,756	3,084,594	256,048	264,911
Investments, at cost	$89,003,350	$7,611,739	$59,085,101	$15,267,087	$16,385,975
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 17

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$1,475,693	$3,716,967	$20,525,737	$124,750,690	$15,410,638
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	330	698	57,947	1,240	154
Receivable for share redemptions	—	1,165	13,746	87,271	24,048
Total assets	1,476,023	3,718,830	20,597,430	124,839,201	15,434,840

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	1,165	8,148	78,354	6,172
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	5,598	8,917	17,876
Payable for investments purchased	330	698	57,947	1,240	154
Total liabilities	330	1,863	71,693	88,511	24,202
Net assets applicable to Variable Life contracts in accumulation period	1,475,693	3,716,967	20,525,737	124,750,690	15,410,638
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,475,693	$3,716,967	$20,525,737	$124,750,690	$15,410,638
Investment shares	171,194	442,496	964,102	3,462,412	204,901
Investments, at cost	$1,534,188	$4,267,650	$19,166,543	$100,461,872	$15,322,851

December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Assets
Investments, at fair value	$21,487,865	$21,115,861	$1,196,853	$36,670,495	$10,456,025
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	943	167	54,753	—
Receivable for share redemptions	12,505	20,108	—	13,836	1,014
Total assets	21,500,370	21,136,912	1,197,020	36,739,084	10,457,039

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,290	8,308	—	13,599	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,215	11,800	—	237	1,014
Payable for investments purchased	—	943	167	54,753	—
Total liabilities	12,505	21,051	167	68,589	1,014
Net assets applicable to Variable Life contracts in accumulation period	21,487,865	21,115,861	1,196,853	36,670,495	10,456,025
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$21,487,865	$21,115,861	$1,196,853	$36,670,495	$10,456,025
Investment shares	789,415	596,662	261,893	7,769,173	275,521
Investments, at cost	$19,963,829	$20,038,328	$1,124,375	$37,668,798	$10,883,114
See accompanying notes to financial statements.
 18 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Assets
Investments, at fair value	$34,652,135	$14,233,026	$37,093,510	$31,763,534	$1,829,074
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	62,160	2,805	3,186	51,575	—
Receivable for share redemptions	18,483	—	11,861	51,537	7,928
Total assets	34,732,778	14,235,831	37,108,557	31,866,646	1,837,002

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,963	—	11,504	9,623	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,520	—	357	41,914	7,928
Payable for investments purchased	62,160	2,805	3,186	51,575	—
Total liabilities	80,643	2,805	15,047	103,112	7,928
Net assets applicable to Variable Life contracts in accumulation period	34,652,135	14,233,026	37,093,510	31,763,534	1,829,074
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$34,652,135	$14,233,026	$37,093,510	$31,763,534	$1,829,074
Investment shares	954,604	498,704	1,338,633	1,236,416	85,953
Investments, at cost	$36,233,014	$13,785,111	$34,236,366	$26,957,889	$1,585,216

December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Assets
Investments, at fair value	$76,696,351	$43,876,614	$7,429,562	$24,010,855	$4,813,989
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	167	10,555	1,080	3,524	1,168
Receivable for share redemptions	132,662	—	—	11,198	—
Total assets	76,829,180	43,887,169	7,430,642	24,025,577	4,815,157

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,556	—	—	11,198	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	101,106	—	—	—	—
Payable for investments purchased	167	10,555	1,080	3,524	1,168
Total liabilities	132,829	10,555	1,080	14,722	1,168
Net assets applicable to Variable Life contracts in accumulation period	76,696,351	43,876,614	7,429,562	24,010,855	4,813,989
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$76,696,351	$43,876,614	$7,429,562	$24,010,855	$4,813,989
Investment shares	3,203,690	785,475	124,909	327,346	484,792
Investments, at cost	$46,497,684	$37,337,697	$5,626,005	$20,573,394	$4,915,626
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 19

Statement of Assets and Liabilities

December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Assets
Investments, at fair value	$1,305,807	$48,466,965	$12,662,842	$26,571,253	$703,625
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	162	—	6,043	25,293	—
Receivable for share redemptions	—	71,979	—	8,336	—
Total assets	1,305,969	48,538,944	12,668,885	26,604,882	703,625

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	19,827	—	8,327	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	52,152	—	9	—
Payable for investments purchased	162	—	6,043	25,293	—
Total liabilities	162	71,979	6,043	33,629	—
Net assets applicable to Variable Life contracts in accumulation period	1,305,807	48,466,965	12,662,842	26,571,253	703,625
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,305,807	$48,466,965	$12,662,842	$26,571,253	$703,625
Investment shares	117,218	914,126	195,113	433,887	48,293
Investments, at cost	$1,382,659	$34,554,799	$9,005,103	$18,735,529	$609,604

December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Assets
Investments, at fair value	$1,602,824	$940,204	$10,800,682	$11,771,548	$529,785
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	446	—	269	405	11,463
Receivable for share redemptions	521	—	8,991	10,995	—
Total assets	1,603,791	940,204	10,809,942	11,782,948	541,248

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	521	—	3,093	5,720	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	5,898	5,275	—
Payable for investments purchased	446	—	269	405	11,463
Total liabilities	967	—	9,260	11,400	11,463
Net assets applicable to Variable Life contracts in accumulation period	1,602,824	940,204	10,800,682	11,771,548	529,785
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,602,824	$940,204	$10,800,682	$11,771,548	$529,785
Investment shares	110,616	88,615	883,058	961,335	27,380
Investments, at cost	$1,427,251	$944,458	$9,914,154	$9,758,958	$545,731
See accompanying notes to financial statements.
 20 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value	$44,274,469	$73,926,649	$186,205	$2,244,667	$52,541,907
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	155	1,240	5,758	26,733	10,213
Receivable for share redemptions	19,167	38,347	—	—	33,019
Total assets	44,293,791	73,966,236	191,963	2,271,400	52,585,139

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,092	30,432	—	—	21,366
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8,075	7,915	—	—	11,653
Payable for investments purchased	155	1,240	5,758	26,733	10,213
Total liabilities	19,322	39,587	5,758	26,733	43,232
Net assets applicable to Variable Life contracts in accumulation period	44,274,469	73,926,649	186,205	2,244,667	52,541,907
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$44,274,469	$73,926,649	$186,205	$2,244,667	$52,541,907
Investment shares	3,422,313	5,722,320	14,673	125,121	2,402,465
Investments, at cost	$39,738,609	$56,370,985	$186,546	$2,127,156	$49,727,708

December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Assets
Investments, at fair value	$28,086,409	$5,038,123	$26,171,776	$13,262,841	$28,855,944
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,223	2,009	4,406	14,181
Receivable for share redemptions	23,737	—	8,827	—	203,525
Total assets	28,110,146	5,039,346	26,182,612	13,267,247	29,073,650

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,350	—	8,811	—	8,128
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	12,387	—	16	—	195,397
Payable for investments purchased	—	1,223	2,009	4,406	14,181
Total liabilities	23,737	1,223	10,836	4,406	217,706
Net assets applicable to Variable Life contracts in accumulation period	28,086,409	5,038,123	26,171,776	13,262,841	28,855,944
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$28,086,409	$5,038,123	$26,171,776	$13,262,841	$28,855,944
Investment shares	2,321,191	133,531	710,803	1,816,827	4,487,705
Investments, at cost	$32,110,468	$4,692,776	$23,120,658	$12,366,202	$35,039,710
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 21

Statement of Assets and Liabilities

December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Assets
Investments, at fair value	$3,719,660	$1,256,530	$2,749,520	$33,826	$477,453
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,114	—	505	60	856
Receivable for share redemptions	—	9	572	—	—
Total assets	3,722,774	1,256,539	2,750,597	33,886	478,309

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	572	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	9	—	—	—
Payable for investments purchased	3,114	—	505	60	856
Total liabilities	3,114	9	1,077	60	856
Net assets applicable to Variable Life contracts in accumulation period	3,719,660	1,256,530	2,749,520	33,826	477,453
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,719,660	$1,256,530	$2,749,520	$33,826	$477,453
Investment shares	86,989	29,344	274,952	3,376	24,675
Investments, at cost	$2,795,538	$927,542	$2,607,982	$33,899	$446,775

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Assets
Investments, at fair value	$12,907,726	$1,498,871	$1,153,147	$24,811,385	$9,217,064
Dividends receivable	—	—	—	85,221	33,484
Accounts receivable from RiverSource Life for contract purchase payments	25	327	—	26,668	31,789
Receivable for share redemptions	5,403	—	—	9,186	—
Total assets	12,913,154	1,499,198	1,153,147	24,932,460	9,282,337

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,968	—	—	9,186	1
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	435	—	—	—	—
Payable for investments purchased	25	327	—	111,889	65,272
Total liabilities	5,428	327	—	121,075	65,273
Net assets applicable to Variable Life contracts in accumulation period	12,907,726	1,498,871	1,153,147	24,811,385	9,217,064
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$12,907,726	$1,498,871	$1,153,147	$24,811,385	$9,217,064
Investment shares	1,322,513	153,573	98,308	2,625,543	975,351
Investments, at cost	$13,292,609	$1,395,600	$903,098	$25,424,449	$9,095,900
See accompanying notes to financial statements.
 22 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Assets
Investments, at fair value	$3,073,222	$26,072,934	$5,253,650	$13,010,021	$1,372,611
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	126	30,302	368	1,859	26,633
Receivable for share redemptions	—	12,677	2,510	4,516	—
Total assets	3,073,348	26,115,913	5,256,528	13,016,396	1,399,244

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	9,860	2,510	4,516	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,817	—	—	—
Payable for investments purchased	126	30,302	368	1,859	26,633
Total liabilities	126	42,979	2,878	6,375	26,633
Net assets applicable to Variable Life contracts in accumulation period	3,073,222	26,072,934	5,253,650	13,010,021	1,372,611
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,073,222	$26,072,934	$5,253,650	$13,010,021	$1,372,611
Investment shares	171,784	1,551,037	915,270	656,740	85,150
Investments, at cost	$2,866,249	$24,560,151	$5,519,530	$10,491,341	$1,213,694

December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Assets
Investments, at fair value	$3,958,721	$153,997,922	$6,329,409	$33,287,364	$979,699
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	44,080	678	431	—	84
Receivable for share redemptions	—	105,669	2,120	19,424	—
Total assets	4,002,801	154,104,269	6,331,960	33,306,788	979,783

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	92,701	1,868	16,523	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	12,968	252	2,901	—
Payable for investments purchased	44,080	678	431	—	84
Total liabilities	44,080	106,347	2,551	19,424	84
Net assets applicable to Variable Life contracts in accumulation period	3,958,721	153,997,922	6,329,168	33,287,364	979,699
Net assets applicable to seed money	—	—	241	—	—
Total net assets	$3,958,721	$153,997,922	$6,329,409	$33,287,364	$979,699
Investment shares	108,966	3,159,580	136,704	3,500,249	69,978
Investments, at cost	$3,610,913	$102,382,059	$5,397,760	$33,897,923	$940,449
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 23

Statement of Assets and Liabilities

December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Assets
Investments, at fair value	$3,546,675	$31,170,872	$18,451,316	$214,216,701	$463,613,467
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	59,806	—	147	74,563	64,044
Receivable for share redemptions	1,114	36,685	65,931	—	111,099
Total assets	3,607,595	31,207,557	18,517,394	214,291,264	463,788,610

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,114	15,579	6,034	—	110,132
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	21,106	59,897	—	967
Payable for investments purchased	59,806	—	147	74,563	64,044
Total liabilities	60,920	36,685	66,078	74,563	175,143
Net assets applicable to Variable Life contracts in accumulation period	3,546,675	31,170,872	18,451,316	214,216,701	463,613,467
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,546,675	$31,170,872	$18,451,316	$214,216,701	$463,613,467
Investment shares	269,300	1,244,843	758,066	5,637,282	12,386,147
Investments, at cost	$3,587,908	$21,327,133	$8,671,466	$160,668,073	$267,404,375

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Assets
Investments, at fair value	$421,791,456	$3,156,264	$21,022,230	$18,132,193	$2,349,825
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	28,205	719	—	416	1,139
Receivable for share redemptions	146,603	—	8,229	7,198	—
Total assets	421,966,264	3,156,983	21,030,459	18,139,807	2,350,964

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	146,603	—	8,043	7,053	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	186	145	—
Payable for investments purchased	28,205	719	—	416	1,139
Total liabilities	174,808	719	8,229	7,614	1,139
Net assets applicable to Variable Life contracts in accumulation period	421,791,456	3,156,264	21,022,230	18,132,193	2,349,825
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$421,791,456	$3,156,264	$21,022,230	$18,132,193	$2,349,825
Investment shares	11,250,772	175,153	1,187,697	1,024,418	138,144
Investments, at cost	$227,954,502	$2,830,378	$18,221,163	$15,203,520	$1,996,387
See accompanying notes to financial statements.
 24 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value	$3,679,067	$766,854	$3,407,504	$40,888,251	$49,550,845
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	3	23,695	4,001
Receivable for share redemptions	1,208	—	1,265	—	16,908
Total assets	3,680,275	766,854	3,408,772	40,911,946	49,571,754

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,208	—	1,265	—	12,743
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	4,165
Payable for investments purchased	—	—	3	23,695	4,001
Total liabilities	1,208	—	1,268	23,695	20,909
Net assets applicable to Variable Life contracts in accumulation period	3,679,067	766,854	3,407,504	40,888,251	49,550,845
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,679,067	$766,854	$3,407,504	$40,888,251	$49,550,845
Investment shares	219,908	51,955	234,677	1,822,927	2,242,120
Investments, at cost	$2,971,747	$678,785	$3,059,907	$31,339,838	$33,555,387

December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value	$28,578,616	$42,222,598	$415,569,421	$829,239,344	$1,096,541,121
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	225	3,528	—	11,121	18,904
Receivable for share redemptions	—	12,286	158,043	209,396	564,932
Total assets	28,578,841	42,238,412	415,727,464	829,459,861	1,097,124,957

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	12,268	—	204,628	400,676
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	18	158,043	4,768	164,256
Payable for investments purchased	225	3,528	—	11,121	18,904
Total liabilities	225	15,814	158,043	220,517	583,836
Net assets applicable to Variable Life contracts in accumulation period	28,578,616	42,222,598	415,569,421	829,239,344	1,096,541,121
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$28,578,616	$42,222,598	$415,569,421	$829,239,344	$1,096,541,121
Investment shares	1,331,716	1,998,230	12,974,381	26,300,011	34,733,643
Investments, at cost	$23,486,693	$30,543,808	$325,043,829	$494,367,126	$597,448,873
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 25

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Assets
Investments, at fair value	$7,311,723	$47,492,737	$56,514,550	$135,771,987	$409,830,054
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,257	851	769	47,297	15,036
Receivable for share redemptions	—	19,963	21,843	—	211,801
Total assets	7,312,980	47,513,551	56,537,162	135,819,284	410,056,891

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	19,527	21,657	—	139,224
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	436	186	—	72,577
Payable for investments purchased	1,257	851	769	47,297	15,036
Total liabilities	1,257	20,814	22,612	47,297	226,837
Net assets applicable to Variable Life contracts in accumulation period	7,311,723	47,492,737	56,514,550	135,771,987	409,830,054
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,311,723	$47,492,737	$56,514,550	$135,771,987	$409,830,054
Investment shares	333,108	2,199,756	2,612,785	5,036,053	15,441,976
Investments, at cost	$6,170,183	$36,480,741	$41,109,888	$110,788,460	$261,776,861

December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Assets
Investments, at fair value	$523,954,342	$2,884,304	$753,444	$3,196,642	$872,785
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,765	55	162	249	235
Receivable for share redemptions	409,881	—	—	—	—
Total assets	524,375,988	2,884,359	753,606	3,196,891	873,020

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	206,012	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	203,869	—	—	—	—
Payable for investments purchased	11,765	55	162	249	235
Total liabilities	421,646	55	162	249	235
Net assets applicable to Variable Life contracts in accumulation period	523,954,342	2,884,304	753,444	3,196,642	872,785
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$523,954,342	$2,884,304	$753,444	$3,196,642	$872,785
Investment shares	19,719,772	295,523	77,675	61,297	17,379
Investments, at cost	$311,354,276	$2,901,658	$779,636	$2,405,668	$604,709
See accompanying notes to financial statements.
 26 ■ RiverSource Variable Life Separate Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$8,208,770	$7,415,124	$2,688,644	$9,303,431	$7,423,041
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,919	1,741	12	4,701	—
Receivable for share redemptions	3,109	—	—	—	457
Total assets	8,213,798	7,416,865	2,688,656	9,308,132	7,423,498

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,109	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	457
Payable for investments purchased	1,919	1,741	12	4,701	—
Total liabilities	5,028	1,741	12	4,701	457
Net assets applicable to Variable Life contracts in accumulation period	8,208,770	7,415,124	2,688,644	9,303,431	7,423,041
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$8,208,770	$7,415,124	$2,688,644	$9,303,431	$7,423,041
Investment shares	160,516	589,438	216,303	711,271	574,539
Investments, at cost	$4,272,510	$6,494,219	$2,368,290	$8,534,780	$6,775,951

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Assets
Investments, at fair value	$5,747,900	$5,376,774	$2,508,106	$1,272,093	$1,341,793
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	581	—	815	383	401
Receivable for share redemptions	—	2,005	—	—	—
Total assets	5,748,481	5,378,779	2,508,921	1,272,476	1,342,194

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,005	—	—	—
Payable for investments purchased	581	—	815	383	401
Total liabilities	581	2,005	815	383	401
Net assets applicable to Variable Life contracts in accumulation period	5,747,900	5,376,774	2,508,106	1,272,093	1,341,793
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,747,900	$5,376,774	$2,508,106	$1,272,093	$1,341,793
Investment shares	430,232	404,878	67,098	35,395	31,796
Investments, at cost	$4,440,318	$4,035,103	$2,147,456	$992,583	$1,132,998
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 27

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Assets
Investments, at fair value	$1,288,610	$13,525,412	$557,531	$16,254,373	$7,517,924
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	40	3,246	1	4,658	1,663
Receivable for share redemptions	—	4,323	—	—	—
Total assets	1,288,650	13,532,981	557,532	16,259,031	7,519,587

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	4,209	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	114	—	—	—
Payable for investments purchased	40	3,246	1	4,658	1,663
Total liabilities	40	7,569	1	4,658	1,663
Net assets applicable to Variable Life contracts in accumulation period	1,288,610	13,525,412	557,531	16,254,373	7,517,924
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,288,610	$13,525,412	$557,531	$16,254,373	$7,517,924
Investment shares	31,763	327,096	34,522	754,613	401,384
Investments, at cost	$1,031,464	$9,845,018	$464,691	$12,465,032	$6,045,017

December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$1,445,629	$381,587
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,106	38
Receivable for share redemptions	—	—
Total assets	1,451,735	381,625

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—
Minimum death benefit guarantee risk charge	—	—
Contract terminations	—	—
Payable for investments purchased	6,106	38
Total liabilities	6,106	38
Net assets applicable to Variable Life contracts in accumulation period	1,445,629	381,587
Net assets applicable to seed money	—	—
Total net assets	$1,445,629	$381,587
Investment shares	233,166	58,796
Investments, at cost	$1,484,534	$407,315
See accompanying notes to financial statements.
 28 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$14,896	$1,024,770	$—	$—	$328,222
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,256	172,001	—	306,095	139,117
Investment income (loss) — net	12,640	852,769	—	(306,095)	189,105

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	81,602	9,678,246	998,055	20,063,944	8,622,522
Cost of investments sold	80,752	7,686,878	847,865	16,035,541	8,079,296
Net realized gain (loss) on sales of investments	850	1,991,368	150,190	4,028,403	543,226
Distributions from capital gains	—	—	2,860,726	8,695,391	3,064,930
Net change in unrealized appreciation (depreciation) of investments	99,321	11,898,436	1,154,889	(1,849,805)	(356,599)
Net gain (loss) on investments	100,171	13,889,804	4,165,805	10,873,989	3,251,557
Net increase (decrease) in net assets resulting from operations	$112,811	$14,742,573	$4,165,805	$10,567,894	$3,440,662

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$189,824	$3,248	$8,907	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	53,116	—	68,691	—	87,996
Investment income (loss) — net	136,708	3,248	(59,784)	—	(87,996)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,742,848	32,689	3,605,340	246,632	6,518,067
Cost of investments sold	5,643,787	32,527	3,454,981	257,467	6,895,103
Net realized gain (loss) on sales of investments	99,061	162	150,359	(10,835)	(377,036)
Distributions from capital gains	1,292,581	111,588	1,794,510	528,091	1,622,977
Net change in unrealized appreciation (depreciation) of investments	57,943	(38,646)	(831,850)	430,439	1,207,264
Net gain (loss) on investments	1,449,585	73,104	1,113,019	947,695	2,453,205
Net increase (decrease) in net assets resulting from operations	$1,586,293	$76,352	$1,053,235	$947,695	$2,365,209
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 29

Statement of Operations

Year ended December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$207,512	$793,787	$475,844	$600,354	$362,743
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	63,408	—	45,257	101,424
Investment income (loss) — net	207,512	730,379	475,844	555,097	261,319

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	433,869	5,099,670	400,215	3,040,480	4,245,785
Cost of investments sold	334,578	3,824,232	382,035	3,127,449	3,608,359
Net realized gain (loss) on sales of investments	99,291	1,275,438	18,180	(86,969)	637,426
Distributions from capital gains	491,578	2,026,102	1,085,965	1,465,488	1,189,890
Net change in unrealized appreciation (depreciation) of investments	(595,983)	(3,235,729)	655,287	529,672	189,285
Net gain (loss) on investments	(5,114)	65,811	1,759,432	1,908,191	2,016,601
Net increase (decrease) in net assets resulting from operations	$202,398	$796,190	$2,235,276	$2,463,288	$2,277,920

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Investment income
Dividend income	$—	$801,218	$—	$—	$170,680
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	394,227	275,440	—	1,530,775	—
Investment income (loss) — net	(394,227)	525,778	—	(1,530,775)	170,680

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,588,682	10,457,727	1,826,425	29,131,834	220,859
Cost of investments sold	21,960,824	13,069,652	1,479,069	14,105,369	254,381
Net realized gain (loss) on sales of investments	(5,372,142)	(2,611,925)	347,356	15,026,465	(33,522)
Distributions from capital gains	—	310,870	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,356,504	9,040,552	7,922,482	18,028,112	159,418
Net gain (loss) on investments	3,984,362	6,739,497	8,269,838	33,054,577	125,896
Net increase (decrease) in net assets resulting from operations	$3,590,135	$7,265,275	$8,269,838	$31,523,802	$296,576
See accompanying notes to financial statements.
 30 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Investment income
Dividend income	$72,199	$—	$—	$29,388	$19,776
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	72,199	—	—	29,388	19,776

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	151,870	588,859	821,707	31,346	68,108
Cost of investments sold	188,160	436,946	477,002	31,455	71,098
Net realized gain (loss) on sales of investments	(36,290)	151,913	344,705	(109)	(2,990)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,576	3,919,234	1,417,742	7,071	6,995
Net gain (loss) on investments	46,286	4,071,147	1,762,447	6,962	4,005
Net increase (decrease) in net assets resulting from operations	$118,485	$4,071,147	$1,762,447	$36,350	$23,781

Year ended December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Investment income
Dividend income	$1,269,588	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	84,347	—	—	2,556,205	—
Investment income (loss) — net	1,185,241	—	—	(2,556,205)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,516,845	320,893	513,737	41,543,067	292,370
Cost of investments sold	5,123,674	252,427	304,060	9,705,776	232,383
Net realized gain (loss) on sales of investments	(606,829)	68,466	209,677	31,837,291	59,987
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	776,857	1,811,159	286,512	18,388,193	2,376,127
Net gain (loss) on investments	170,028	1,879,625	496,189	50,225,484	2,436,114
Net increase (decrease) in net assets resulting from operations	$1,355,269	$1,879,625	$496,189	$47,669,279	$2,436,114
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 31

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$36,210	$5,245	$73,173
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	994,238	—	—	185,745
Investment income (loss) — net	—	(994,238)	36,210	5,245	(112,572)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	957,104	37,483,332	760,120	1,042,415	8,214,289
Cost of investments sold	642,568	15,602,739	897,627	1,309,782	9,650,956
Net realized gain (loss) on sales of investments	314,536	21,880,593	(137,507)	(267,367)	(1,436,667)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	527,904	10,314,974	3,805,224	2,575,822	13,197,301
Net gain (loss) on investments	842,440	32,195,567	3,667,717	2,308,455	11,760,634
Net increase (decrease) in net assets resulting from operations	$842,440	$31,201,329	$3,703,927	$2,313,700	$11,648,062

Year ended December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$81,395	$42,862	$887,899	$427,639	$2,594,415
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	320,603
Investment income (loss) — net	81,395	42,862	887,899	427,639	2,273,812

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	76,032	89,907	11,181,927	6,554,148	22,592,423
Cost of investments sold	73,398	97,198	11,181,927	6,554,148	22,592,414
Net realized gain (loss) on sales of investments	2,634	(7,291)	—	—	9
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	94,532	58,689	—	—	(9)
Net gain (loss) on investments	97,166	51,398	—	—	—
Net increase (decrease) in net assets resulting from operations	$178,561	$94,260	$887,899	$427,639	$2,273,812
See accompanying notes to financial statements.
 32 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$403,344	$178,999	$3,015,696	$50,926	$21,514
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	222,328	—	—
Investment income (loss) — net	403,344	178,999	2,793,368	50,926	21,514

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	109,679	249,574	8,853,941	92,142	88,329
Cost of investments sold	108,785	254,891	9,273,204	91,080	94,347
Net realized gain (loss) on sales of investments	894	(5,317)	(419,263)	1,062	(6,018)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	156,189	69,226	1,539,630	161,734	82,083
Net gain (loss) on investments	157,083	63,909	1,120,367	162,796	76,065
Net increase (decrease) in net assets resulting from operations	$560,427	$242,908	$3,913,735	$213,722	$97,579

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Investment income
Dividend income	$357,424	$587,658	$180,797	$5,204,665	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	88,335	—	—	464,947	—
Investment income (loss) — net	269,089	587,658	180,797	4,739,718	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,636,012	1,640,221	609,820	15,225,793	1,673,908
Cost of investments sold	3,928,405	1,677,435	672,535	17,413,909	1,159,810
Net realized gain (loss) on sales of investments	(292,393)	(37,214)	(62,715)	(2,188,116)	514,098
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,508,172	348,762	175,999	5,377,164	5,493,166
Net gain (loss) on investments	1,215,779	311,548	113,284	3,189,048	6,007,264
Net increase (decrease) in net assets resulting from operations	$1,484,868	$899,206	$294,081	$7,928,766	$6,007,264
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 33

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$251,837
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	497,905	—	965,292	—
Investment income (loss) — net	—	(497,905)	—	(965,292)	251,837

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,593,975	19,448,490	2,904,699	35,184,192	233,940
Cost of investments sold	865,505	7,320,944	2,197,843	17,681,248	230,510
Net realized gain (loss) on sales of investments	728,470	12,127,546	706,856	17,502,944	3,430
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,208,413	4,737,219	28,703,674	25,078,005	(20,238)
Net gain (loss) on investments	1,936,883	16,864,765	29,410,530	42,580,949	(16,808)
Net increase (decrease) in net assets resulting from operations	$1,936,883	$16,366,860	$29,410,530	$41,615,657	$235,029

Year ended December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$1,021,913	$83,570	$41,064	$272,472	$91,055
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	64,623	—	—	—	—
Investment income (loss) — net	957,290	83,570	41,064	272,472	91,055

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,523,865	251,014	336,414	534,363	592,440
Cost of investments sold	4,512,464	260,436	385,874	465,440	523,691
Net realized gain (loss) on sales of investments	11,401	(9,422)	(49,460)	68,923	68,749
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(74,163)	(14,149)	39,037	4,569,480	1,641,879
Net gain (loss) on investments	(62,762)	(23,571)	(10,423)	4,638,403	1,710,628
Net increase (decrease) in net assets resulting from operations	$894,528	$59,999	$30,641	$4,910,875	$1,801,683
See accompanying notes to financial statements.
 34 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Investment income
Dividend income	$1,136,578	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	424,987	—	—	—	—
Investment income (loss) — net	711,591	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,074,914	397,520	630,727	914,132	1,771,569
Cost of investments sold	6,204,854	313,657	517,663	736,492	1,256,322
Net realized gain (loss) on sales of investments	1,870,060	83,863	113,064	177,640	515,247
Distributions from capital gains	—	1,565,028	477,237	—	—
Net change in unrealized appreciation (depreciation) of investments	17,108,338	4,157,254	877,913	3,711,816	1,373,348
Net gain (loss) on investments	18,978,398	5,806,145	1,468,214	3,889,456	1,888,595
Net increase (decrease) in net assets resulting from operations	$19,689,989	$5,806,145	$1,468,214	$3,889,456	$1,888,595

Year ended December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	169,783	—	—	114,928	—
Investment income (loss) — net	(169,783)	—	—	(114,928)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,864,059	323,649	661,378	4,606,978	161,085
Cost of investments sold	5,915,419	242,116	441,013	2,456,933	135,433
Net realized gain (loss) on sales of investments	2,948,640	81,533	220,365	2,150,045	25,652
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,468,856	1,497,388	273,669	1,508,891	1,010,672
Net gain (loss) on investments	9,417,496	1,578,921	494,034	3,658,936	1,036,324
Net increase (decrease) in net assets resulting from operations	$9,247,713	$1,578,921	$494,034	$3,544,008	$1,036,324
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 35

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	90,430	—	—	97,144
Investment income (loss) — net	—	(90,430)	—	—	(97,144)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	502,173	3,522,120	391,523	321,957	3,134,552
Cost of investments sold	317,719	2,239,442	376,398	245,171	2,036,770
Net realized gain (loss) on sales of investments	184,454	1,282,678	15,125	76,786	1,097,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	478,298	1,446,763	382,142	106,722	330,459
Net gain (loss) on investments	662,752	2,729,441	397,267	183,508	1,428,241
Net increase (decrease) in net assets resulting from operations	$662,752	$2,639,011	$397,267	$183,508	$1,331,097

Year ended December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$463,419	$134,335	$28,530	$13,833	$354,656
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	75,519
Investment income (loss) — net	463,419	134,335	28,530	13,833	279,137

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	379,720	194,837	192,478	56,222	2,891,412
Cost of investments sold	385,236	207,444	189,980	57,674	3,132,530
Net realized gain (loss) on sales of investments	(5,516)	(12,607)	2,498	(1,452)	(241,118)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	245,255	86,277	77,419	40,523	1,325,147
Net gain (loss) on investments	239,739	73,670	79,917	39,071	1,084,029
Net increase (decrease) in net assets resulting from operations	$703,158	$208,005	$108,447	$52,904	$1,363,166
See accompanying notes to financial statements.
 36 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Investment income
Dividend income	$290,949	$93,019	$19,785	$43,879	$24,071
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	31,271	—	—	—	—
Investment income (loss) — net	259,678	93,019	19,785	43,879	24,071

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,294,181	124,414	19,396	158,466	82,353
Cost of investments sold	1,573,943	127,923	20,899	181,734	99,399
Net realized gain (loss) on sales of investments	(279,762)	(3,509)	(1,503)	(23,268)	(17,046)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	991,943	114,819	27,949	28,247	18,168
Net gain (loss) on investments	712,181	111,310	26,446	4,979	1,122
Net increase (decrease) in net assets resulting from operations	$971,859	$204,329	$46,231	$48,858	$25,193

Year ended December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Investment income
Dividend income	$295,359	$100,212	$63,295	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	36,314	—	—	—	—
Investment income (loss) — net	259,045	100,212	63,295	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,835,107	217,243	246,897	293,326	470,714
Cost of investments sold	3,522,222	228,639	295,540	204,636	269,012
Net realized gain (loss) on sales of investments	(687,115)	(11,396)	(48,643)	88,690	201,702
Distributions from capital gains	—	182,241	125,663	—	—
Net change in unrealized appreciation (depreciation) of investments	699,991	(193,279)	(90,116)	923,371	314,022
Net gain (loss) on investments	12,876	(22,434)	(13,096)	1,012,061	515,724
Net increase (decrease) in net assets resulting from operations	$271,921	$77,778	$50,199	$1,012,061	$515,724
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 37

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Investment income
Dividend income	$—	$—	$300,326	$24,167	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	300,326	24,167	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	292,392	404,468	296,504	51,386	1,044,467
Cost of investments sold	239,495	283,329	305,786	54,908	890,811
Net realized gain (loss) on sales of investments	52,897	121,139	(9,282)	(3,522)	153,656
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	626,738	212,089	155,331	16,686	225,772
Net gain (loss) on investments	679,635	333,228	146,049	13,164	379,428
Net increase (decrease) in net assets resulting from operations	$679,635	$333,228	$446,375	$37,331	$379,428

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	172,688	—	—	—
Investment income (loss) — net	—	(172,688)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,528,401	9,171,854	471,934	908,880	246,091
Cost of investments sold	1,059,755	6,073,668	364,928	586,146	188,069
Net realized gain (loss) on sales of investments	468,646	3,098,186	107,006	322,734	58,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(300,879)	(2,294,359)	3,353,662	1,032,160	536,028
Net gain (loss) on investments	167,767	803,827	3,460,668	1,354,894	594,050
Net increase (decrease) in net assets resulting from operations	$167,767	$631,139	$3,460,668	$1,354,894	$594,050
See accompanying notes to financial statements.
 38 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Investment income
Dividend income	$—	$—	$—	$37,324	$303,351
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	—	37,324	303,351

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	475,291	769,293	620,758	110,477	177,598
Cost of investments sold	273,790	581,520	457,599	94,702	149,906
Net realized gain (loss) on sales of investments	201,501	187,773	163,159	15,775	27,692
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	108,756	1,223,049	376,179	298,396	2,457,046
Net gain (loss) on investments	310,257	1,410,822	539,338	314,171	2,484,738
Net increase (decrease) in net assets resulting from operations	$310,257	$1,410,822	$539,338	$351,495	$2,788,089

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Investment income
Dividend income	$8,373	$46,325	$8,171	$120,272	$122,302
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	8,373	46,325	8,171	120,272	122,302

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	701,252	340,598	268,699	144,558	119,547
Cost of investments sold	625,667	269,200	258,108	130,326	118,139
Net realized gain (loss) on sales of investments	75,585	71,398	10,591	14,232	1,408
Distributions from capital gains	49,138	271,852	26,586	391,301	—
Net change in unrealized appreciation (depreciation) of investments	357,026	2,619,185	19,032	436,183	181,885
Net gain (loss) on investments	481,749	2,962,435	56,209	841,716	183,293
Net increase (decrease) in net assets resulting from operations	$490,122	$3,008,760	$64,380	$961,988	$305,595
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 39

Statement of Operations

Year ended December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(1)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$142,792	$1,310,675	$20,117	$81,694	$—
Reimbursement of income from trade error	—	—	331	—	—
Variable account expenses	12,114	89,944	—	—	748,101
Investment income (loss) — net	130,678	1,220,731	20,448	81,694	(748,101)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,438,788	5,055,254	130,239	730,031	25,468,187
Cost of investments sold	1,452,539	5,283,975	130,979	597,834	17,834,483
Net realized gain (loss) on sales of investments	(13,751)	(228,721)	(740)	132,197	7,633,704
Distributions from capital gains	—	—	—	8,926,318	33,053,970
Net change in unrealized appreciation (depreciation) of investments	231,280	(327,082)	(5,636)	1,162,700	(2,962,009)
Net gain (loss) on investments	217,529	(555,803)	(6,376)	10,221,215	37,725,665
Net increase (decrease) in net assets resulting from operations	$348,207	$664,928	$14,072	$10,302,909	$36,977,564

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Investment income
Dividend income	$14,582	$5,730	$1,020,063	$709,371	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	382,383	169,755	—
Investment income (loss) — net	14,582	5,730	637,680	539,616	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,390	5,605	6,519,668	12,024,988	150,789
Cost of investments sold	23,852	5,784	3,897,980	8,786,063	137,426
Net realized gain (loss) on sales of investments	3,538	(179)	2,621,688	3,238,925	13,363
Distributions from capital gains	5,617	—	6,597,060	5,109,879	32,470
Net change in unrealized appreciation (depreciation) of investments	145,785	15,581	3,311,771	1,025,615	457,200
Net gain (loss) on investments	154,940	15,402	12,530,519	9,374,419	503,033
Net increase (decrease) in net assets resulting from operations	$169,522	$21,132	$13,168,199	$9,914,035	$503,033
See accompanying notes to financial statements.
 40 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$46,195	$120,655	$359,562	$240,443	$347,200
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	549,594	302,364	126,047
Investment income (loss) — net	46,195	120,655	(190,032)	(61,921)	221,153

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	94,443	213,063	8,147,973	19,625,991	2,120,420
Cost of investments sold	95,760	217,279	7,564,583	19,799,976	1,625,751
Net realized gain (loss) on sales of investments	(1,317)	(4,216)	583,390	(173,985)	494,669
Distributions from capital gains	—	2,803,646	11,267,450	11,644,053	2,020,058
Net change in unrealized appreciation (depreciation) of investments	22,164	147,829	(1,219,235)	(875,158)	1,117,570
Net gain (loss) on investments	20,847	2,947,259	10,631,605	10,594,910	3,632,297
Net increase (decrease) in net assets resulting from operations	$67,042	$3,067,914	$10,441,573	$10,532,989	$3,853,450

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Investment income
Dividend income	$329,689	$472,866	$165,022	$503,700	$218,655
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	76,282	—	—	158,297	—
Investment income (loss) — net	253,407	472,866	165,022	345,403	218,655

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,365,177	398,463	735,705	6,130,345	68,291
Cost of investments sold	4,487,116	394,710	745,652	6,645,862	66,194
Net realized gain (loss) on sales of investments	878,061	3,753	(9,947)	(515,517)	2,097
Distributions from capital gains	2,139,785	—	—	—	43,758
Net change in unrealized appreciation (depreciation) of investments	705,738	469,606	101,101	2,754,363	277,669
Net gain (loss) on investments	3,723,584	473,359	91,154	2,238,846	323,524
Net increase (decrease) in net assets resulting from operations	$3,976,991	$946,225	$256,176	$2,584,249	$542,179
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 41

Statement of Operations

Year ended December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$683,226	$17,287	$353,189	$126,557	$516,491
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	52,939	—	62,057	—	182,134
Investment income (loss) — net	630,287	17,287	291,132	126,557	334,357

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,175,902	38,992	3,986,487	385,632	8,840,264
Cost of investments sold	2,203,796	36,618	4,187,419	386,538	9,586,845
Net realized gain (loss) on sales of investments	(27,894)	2,374	(200,932)	(906)	(746,581)
Distributions from capital gains	143,611	75,026	1,740,171	796,206	4,028,162
Net change in unrealized appreciation (depreciation) of investments	763,836	(8,646)	6,787	(17,658)	(292,626)
Net gain (loss) on investments	879,553	68,754	1,546,026	777,642	2,988,955
Net increase (decrease) in net assets resulting from operations	$1,509,840	$86,041	$1,837,158	$904,199	$3,323,312

Year ended December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$1,035,087	$57,384	$443,043	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	400,669	39,668	294,510	106,667	64,739
Investment income (loss) — net	634,418	17,716	148,533	(106,667)	(64,739)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,666,572	992,263	11,461,048	2,123,033	5,781,113
Cost of investments sold	14,651,935	939,091	9,401,315	1,492,428	4,547,129
Net realized gain (loss) on sales of investments	1,014,637	53,172	2,059,733	630,605	1,233,984
Distributions from capital gains	9,384,500	653,070	8,386,354	1,905,052	1,945,992
Net change in unrealized appreciation (depreciation) of investments	(3,534,625)	462,239	(1,468,284)	(317,010)	(1,155,801)
Net gain (loss) on investments	6,864,512	1,168,481	8,977,803	2,218,647	2,024,175
Net increase (decrease) in net assets resulting from operations	$7,498,930	$1,186,197	$9,126,336	$2,111,980	$1,959,436
See accompanying notes to financial statements.
 42 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$93,867	$249,990	$281,062	$776,359	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	13,996	84,943	837,471	70,540
Investment income (loss) — net	93,867	235,994	196,119	(61,112)	(70,540)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	81,388	1,043,839	3,554,069	12,461,651	3,809,439
Cost of investments sold	84,924	1,217,102	3,244,817	10,130,774	3,690,249
Net realized gain (loss) on sales of investments	(3,536)	(173,263)	309,252	2,330,877	119,190
Distributions from capital gains	—	—	2,082,854	8,937,393	1,311,036
Net change in unrealized appreciation (depreciation) of investments	15,727	241,894	366,184	5,982,303	(695,049)
Net gain (loss) on investments	12,191	68,631	2,758,290	17,250,573	735,177
Net increase (decrease) in net assets resulting from operations	$106,058	$304,625	$2,954,409	$17,189,461	$664,637

Year ended December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Investment income
Dividend income	$342,575	$240,964	$65,076	$1,883,940	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	89,917	89,932	—	144,075	—
Investment income (loss) — net	252,658	151,032	65,076	1,739,865	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,605,162	3,482,337	95,396	5,523,027	524,535
Cost of investments sold	4,272,471	3,298,831	90,340	5,798,273	489,567
Net realized gain (loss) on sales of investments	332,691	183,506	5,056	(275,246)	34,968
Distributions from capital gains	1,637,959	1,314,900	—	—	1,811,801
Net change in unrealized appreciation (depreciation) of investments	796,924	1,299,559	63,343	2,490,790	(460,966)
Net gain (loss) on investments	2,767,574	2,797,965	68,399	2,215,544	1,385,803
Net increase (decrease) in net assets resulting from operations	$3,020,232	$2,948,997	$133,475	$3,955,409	$1,385,803
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 43

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Investment income
Dividend income	$—	$58,937	$82,815	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	130,556	—	122,021	96,266	—
Investment income (loss) — net	(130,556)	58,937	(39,206)	(96,266)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,496,969	161,810	5,715,149	4,977,179	645,972
Cost of investments sold	6,366,458	154,982	5,061,626	4,249,144	547,808
Net realized gain (loss) on sales of investments	130,511	6,828	653,523	728,035	98,164
Distributions from capital gains	6,467,062	1,322,820	3,682,330	3,258,113	230,199
Net change in unrealized appreciation (depreciation) of investments	(1,888,336)	(289,060)	(1,501,521)	1,287,279	(19,595)
Net gain (loss) on investments	4,709,237	1,040,588	2,834,332	5,273,427	308,768
Net increase (decrease) in net assets resulting from operations	$4,578,681	$1,099,525	$2,795,126	$5,177,161	$308,768

Year ended December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Investment income
Dividend income	$—	$775,634	$117,188	$11,385	$227,080
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	325,870	—	—	123,424	—
Investment income (loss) — net	(325,870)	775,634	117,188	(112,039)	227,080

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,704,164	1,348,841	344,222	2,357,010	214,475
Cost of investments sold	7,394,144	1,169,295	275,020	2,034,650	216,607
Net realized gain (loss) on sales of investments	4,310,020	179,546	69,202	322,360	(2,132)
Distributions from capital gains	6,550,136	1,156,111	205,153	2,028,840	—
Net change in unrealized appreciation (depreciation) of investments	5,030,820	3,071,859	541,154	(666,607)	60,552
Net gain (loss) on investments	15,890,976	4,407,516	815,509	1,684,593	58,420
Net increase (decrease) in net assets resulting from operations	$15,565,106	$5,183,150	$932,697	$1,572,554	$285,500
See accompanying notes to financial statements.
 44 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Investment income
Dividend income	$57,091	$591,326	$—	$—	$8,274
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	204,030	—	86,231	—
Investment income (loss) — net	57,091	387,296	—	(86,231)	8,274

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	233,217	6,210,361	1,025,819	4,236,887	45,901
Cost of investments sold	250,744	4,909,490	740,829	3,015,215	41,442
Net realized gain (loss) on sales of investments	(17,527)	1,300,871	284,990	1,221,672	4,459
Distributions from capital gains	—	—	849,758	1,924,695	18,333
Net change in unrealized appreciation (depreciation) of investments	49,012	9,216,490	826,951	932,021	65,552
Net gain (loss) on investments	31,485	10,517,361	1,961,699	4,078,388	88,344
Net increase (decrease) in net assets resulting from operations	$88,576	$10,904,657	$1,961,699	$3,992,157	$96,618

Year ended December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Investment income
Dividend income	$16,624	$54,136	$114,420	$138,478	$9,641
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	5,380	—	34,941	63,375	—
Investment income (loss) — net	11,244	54,136	79,479	75,103	9,641

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	240,713	12,595	2,849,350	1,389,882	8,929
Cost of investments sold	228,656	12,328	2,699,773	1,193,437	8,743
Net realized gain (loss) on sales of investments	12,057	267	149,577	196,445	186
Distributions from capital gains	42,016	—	—	—	36,848
Net change in unrealized appreciation (depreciation) of investments	148,849	4,936	1,273,879	1,406,970	(17,053)
Net gain (loss) on investments	202,922	5,203	1,423,456	1,603,415	19,981
Net increase (decrease) in net assets resulting from operations	$214,166	$59,339	$1,502,935	$1,678,518	$29,622
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 45

Statement of Operations

Year ended December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$619,530	$1,143,035	$2,284	$13,860	$8,755
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	121,972	324,525	—	—	236,100
Investment income (loss) — net	497,558	818,510	2,284	13,860	(227,345)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,766,219	5,746,935	14,145	41,795	9,725,623
Cost of investments sold	7,424,817	4,182,961	15,074	41,144	8,779,143
Net realized gain (loss) on sales of investments	1,341,402	1,563,974	(929)	651	946,480
Distributions from capital gains	3,225,815	5,402,332	—	82,452	7,585,956
Net change in unrealized appreciation (depreciation) of investments	1,019,312	2,272,744	1,458	125,387	(3,729,567)
Net gain (loss) on investments	5,586,529	9,239,050	529	208,490	4,802,869
Net increase (decrease) in net assets resulting from operations	$6,084,087	$10,057,560	$2,813	$222,350	$4,575,524

Year ended December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Investment income
Dividend income	$—	$132,708	$679,500	$55,712	$116,215
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	120,779	—	95,151	—	92,236
Investment income (loss) — net	(120,779)	132,708	584,349	55,712	23,979

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,086,275	179,237	3,882,952	856,387	7,040,089
Cost of investments sold	5,103,768	171,909	3,485,142	756,027	8,521,408
Net realized gain (loss) on sales of investments	(1,017,493)	7,328	397,810	100,360	(1,481,319)
Distributions from capital gains	—	60,691	338,869	—	—
Net change in unrealized appreciation (depreciation) of investments	4,232,366	409,724	1,973,081	1,294,261	4,542,123
Net gain (loss) on investments	3,214,873	477,743	2,709,760	1,394,621	3,060,804
Net increase (decrease) in net assets resulting from operations	$3,094,094	$610,451	$3,294,109	$1,450,333	$3,084,783
See accompanying notes to financial statements.
 46 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Investment income
Dividend income	$—	$—	$33,532	$418	$3,093
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	5,614	—	—
Investment income (loss) — net	—	—	27,918	418	3,093

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	134,179	131,479	358,216	904	66,149
Cost of investments sold	99,740	100,457	336,055	878	61,530
Net realized gain (loss) on sales of investments	34,439	31,022	22,161	26	4,619
Distributions from capital gains	209,125	70,955	169,710	1,315	11,378
Net change in unrealized appreciation (depreciation) of investments	201,715	46,506	142,077	23	35,474
Net gain (loss) on investments	445,279	148,483	333,948	1,364	51,471
Net increase (decrease) in net assets resulting from operations	$445,279	$148,483	$361,866	$1,782	$54,564

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Investment income
Dividend income	$557,813	$67,470	$44,549	$899,844	$313,302
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	53,688	—	—	93,835	—
Investment income (loss) — net	504,125	67,470	44,549	806,009	313,302

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,249,623	88,567	10,347	4,553,829	176,679
Cost of investments sold	2,448,393	83,754	8,796	4,758,913	179,500
Net realized gain (loss) on sales of investments	(198,770)	4,813	1,551	(205,084)	(2,821)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,278,497	119,244	160,521	1,189,068	320,758
Net gain (loss) on investments	1,079,727	124,057	162,072	983,984	317,937
Net increase (decrease) in net assets resulting from operations	$1,583,852	$191,527	$206,621	$1,789,993	$631,239
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 47

Statement of Operations

Year ended December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Investment income
Dividend income	$—	$—	$311,061	$1,102	$5,885
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	112,419	26,848	42,556	—
Investment income (loss) — net	—	(112,419)	284,213	(41,454)	5,885

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	332,201	7,551,159	403,017	3,133,305	11,044
Cost of investments sold	335,725	7,939,709	438,550	2,662,385	10,132
Net realized gain (loss) on sales of investments	(3,524)	(388,550)	(35,533)	470,920	912
Distributions from capital gains	151,545	1,912,957	—	606,623	3,608
Net change in unrealized appreciation (depreciation) of investments	249,707	1,927,033	143,116	2,147,762	167,112
Net gain (loss) on investments	397,728	3,451,440	107,583	3,225,305	171,632
Net increase (decrease) in net assets resulting from operations	$397,728	$3,339,021	$391,796	$3,183,851	$177,517

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Investment income
Dividend income	$28,798	$1,300,076	$42,168	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	993,158	20,639	167,467	—
Investment income (loss) — net	28,798	306,918	21,529	(167,467)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	134,556	15,264,427	1,624,072	2,931,789	48,452
Cost of investments sold	130,027	10,727,521	1,438,043	2,883,667	48,296
Net realized gain (loss) on sales of investments	4,529	4,536,906	186,029	48,122	156
Distributions from capital gains	120,382	16,695,708	741,839	4,952,548	—
Net change in unrealized appreciation (depreciation) of investments	333,291	(7,050,141)	(339,057)	(912,267)	119,247
Net gain (loss) on investments	458,202	14,182,473	588,811	4,088,403	119,403
Net increase (decrease) in net assets resulting from operations	$487,000	$14,489,391	$610,340	$3,920,936	$119,403
See accompanying notes to financial statements.
 48 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Investment income
Dividend income	$—	$634,530	$165,486	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	10,999	156,471	42,488	—	1,160,876
Investment income (loss) — net	(10,999)	478,059	122,998	—	(1,160,876)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	664,169	3,568,573	4,131,599	3,239,817	45,197,312
Cost of investments sold	703,504	2,677,693	2,450,429	2,535,183	28,525,782
Net realized gain (loss) on sales of investments	(39,335)	890,880	1,681,170	704,634	16,671,530
Distributions from capital gains	—	2,059,847	—	—	—
Net change in unrealized appreciation (depreciation) of investments	462,425	4,911,454	9,453,022	29,735,786	53,938,204
Net gain (loss) on investments	423,090	7,862,181	11,134,192	30,440,420	70,609,734
Net increase (decrease) in net assets resulting from operations	$412,091	$8,340,240	$11,257,190	$30,440,420	$69,448,858

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	1,565,769	—	91,286	84,616	—
Investment income (loss) — net	(1,565,769)	—	(91,286)	(84,616)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	62,092,149	303,003	5,051,074	7,256,679	361,476
Cost of investments sold	33,786,862	283,824	4,575,650	6,316,728	319,137
Net realized gain (loss) on sales of investments	28,305,287	19,179	475,424	939,951	42,339
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	36,754,360	227,487	1,582,415	1,013,725	193,021
Net gain (loss) on investments	65,059,647	246,666	2,057,839	1,953,676	235,360
Net increase (decrease) in net assets resulting from operations	$63,493,878	$246,666	$1,966,553	$1,869,060	$235,360
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 49

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	13,360	—	13,099	—	145,967
Investment income (loss) — net	(13,360)	—	(13,099)	—	(145,967)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	779,629	58,021	682,724	1,558,846	8,789,886
Cost of investments sold	660,070	53,971	604,058	1,280,512	6,343,694
Net realized gain (loss) on sales of investments	119,559	4,050	78,666	278,334	2,446,192
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	239,859	58,466	221,803	4,835,503	4,341,398
Net gain (loss) on investments	359,418	62,516	300,469	5,113,837	6,787,590
Net increase (decrease) in net assets resulting from operations	$346,058	$62,516	$287,370	$5,113,837	$6,641,623

Year ended December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	132,617	—	2,186,946	4,334,464
Investment income (loss) — net	—	(132,617)	—	(2,186,946)	(4,334,464)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,050,728	4,034,944	10,029,423	79,969,016	139,941,288
Cost of investments sold	1,743,977	3,063,865	8,194,739	50,696,085	78,117,952
Net realized gain (loss) on sales of investments	306,751	971,079	1,834,684	29,272,931	61,823,336
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,856,470	3,939,331	50,571,294	85,219,440	91,998,117
Net gain (loss) on investments	3,163,221	4,910,410	52,405,978	114,492,371	153,821,453
Net increase (decrease) in net assets resulting from operations	$3,163,221	$4,777,793	$52,405,978	$112,305,425	$149,486,989
See accompanying notes to financial statements.
 50 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	210,625	242,655	—	1,498,541
Investment income (loss) — net	—	(210,625)	(242,655)	—	(1,498,541)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	404,214	6,295,338	12,353,184	2,928,598	48,100,359
Cost of investments sold	356,372	5,028,959	9,181,594	2,524,529	31,844,429
Net realized gain (loss) on sales of investments	47,842	1,266,379	3,171,590	404,069	16,255,930
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	698,142	3,929,780	3,262,534	14,957,260	35,073,783
Net gain (loss) on investments	745,984	5,196,159	6,434,124	15,361,329	51,329,713
Net increase (decrease) in net assets resulting from operations	$745,984	$4,985,534	$6,191,469	$15,361,329	$49,831,172

Year ended December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Investment income
Dividend income	$—	$131,849	$36,238	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	2,259,149	—	—	—	—
Investment income (loss) — net	(2,259,149)	131,849	36,238	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	82,993,656	223,743	84,967	214,044	285,485
Cost of investments sold	50,916,619	225,777	88,641	166,571	201,645
Net realized gain (loss) on sales of investments	32,077,037	(2,034)	(3,674)	47,473	83,840
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	34,258,336	43,160	16,350	310,207	2,070
Net gain (loss) on investments	66,335,373	41,126	12,676	357,680	85,910
Net increase (decrease) in net assets resulting from operations	$64,076,224	$172,975	$48,914	$357,680	$85,910
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 51

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$—	$76,303	$32,723	$56,148	$34,738
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	35,031	—	—	—	—
Investment income (loss) — net	(35,031)	76,303	32,723	56,148	34,738

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,950,927	193,762	411,141	311,389	826,697
Cost of investments sold	1,016,621	177,192	384,304	307,340	800,938
Net realized gain (loss) on sales of investments	934,306	16,570	26,837	4,049	25,759
Distributions from capital gains	—	239,498	113,694	65,191	55,977
Net change in unrealized appreciation (depreciation) of investments	88,046	860,575	378,088	1,175,363	1,000,209
Net gain (loss) on investments	1,022,352	1,116,643	518,619	1,244,603	1,081,945
Net increase (decrease) in net assets resulting from operations	$987,321	$1,192,946	$551,342	$1,300,751	$1,116,683

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Investment income
Dividend income	$108,391	$111,557	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	108,391	111,557	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	374,272	621,789	65,012	106,572	40,470
Cost of investments sold	311,372	513,497	59,630	88,908	35,681
Net realized gain (loss) on sales of investments	62,900	108,292	5,382	17,664	4,789
Distributions from capital gains	10,412	11,610	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,103,238	1,115,685	179,374	75,753	95,463
Net gain (loss) on investments	1,176,550	1,235,587	184,756	93,417	100,252
Net increase (decrease) in net assets resulting from operations	$1,284,941	$1,347,144	$184,756	$93,417	$100,252
See accompanying notes to financial statements.
 52 ■ RiverSource Variable Life Separate Account

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Reimbursement of income from trade error	—	—	—	—	—
Variable account expenses	—	46,060	—	—	—
Investment income (loss) — net	—	(46,060)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	127,127	2,943,504	71,813	729,923	489,896
Cost of investments sold	112,854	2,061,661	64,027	603,288	411,940
Net realized gain (loss) on sales of investments	14,273	881,843	7,786	126,635	77,956
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	68,903	27,784	39,286	1,452,325	597,612
Net gain (loss) on investments	83,176	909,627	47,072	1,578,960	675,568
Net increase (decrease) in net assets resulting from operations	$83,176	$863,567	$47,072	$1,578,960	$675,568

Year ended December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$94,819	$23,201
Reimbursement of income from trade error	—	—
Variable account expenses	—	—
Investment income (loss) — net	94,819	23,201

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	55,319	23,169
Cost of investments sold	55,741	24,591
Net realized gain (loss) on sales of investments	(422)	(1,422)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	29,887	12,293
Net gain (loss) on investments	29,465	10,871
Net increase (decrease) in net assets resulting from operations	$124,284	$34,072

(1)	See Note 9 in the Notes to Financial Statements.
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 53

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$12,640	$852,769	$—	$(306,095)	$189,105
Net realized gain (loss) on sales of investments	850	1,991,368	150,190	4,028,403	543,226
Distributions from capital gains	—	—	2,860,726	8,695,391	3,064,930
Net change in unrealized appreciation (depreciation) of investments	99,321	11,898,436	1,154,889	(1,849,805)	(356,599)
Net increase (decrease) in net assets resulting from operations	112,811	14,742,573	4,165,805	10,567,894	3,440,662

Contract transactions
Contract purchase payments	35,899	1,428,421	5,050,146	1,781,043	706,189
Net transfers(1)	91,535	73,230	2,529,436	(4,854,323)	(821,420)
Transfers for policy loans	2,544	(350,011)	(385,091)	(2,205,103)	(350,290)
Policy charges	(21,411)	(1,049,155)	(1,418,119)	(1,188,740)	(705,522)
Contract terminations:
Surrender benefits	(30,566)	(2,454,508)	(177,884)	(4,489,180)	(1,674,218)
Death benefits	—	(20,232)	—	(7,766)	(17,523)
Increase (decrease) from transactions	78,001	(2,372,255)	5,598,488	(10,964,069)	(2,862,784)
Increase (decrease) in net assets	190,812	12,370,318	9,764,293	(396,175)	577,878
Net assets at beginning of year	820,540	36,975,260	27,818,601	90,626,799	37,011,891
Net assets at end of year	$1,011,352	$49,345,578	$37,582,894	$90,230,624	$37,589,769

Accumulation unit activity
Units outstanding at beginning of year	551,209	20,268,717	11,083,576	12,189,607	9,680,367
Units purchased	89,059	3,525,811	2,900,667	1,843,732	2,197,282
Units redeemed	(33,895)	(3,799,249)	(749,050)	(2,042,300)	(1,596,583)
Units outstanding at end of year	606,373	19,995,279	13,235,193	11,991,039	10,281,066
See accompanying notes to financial statements.
 54 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$136,708	$3,248	$(59,784)	$—	$(87,996)
Net realized gain (loss) on sales of investments	99,061	162	150,359	(10,835)	(377,036)
Distributions from capital gains	1,292,581	111,588	1,794,510	528,091	1,622,977
Net change in unrealized appreciation (depreciation) of investments	57,943	(38,646)	(831,850)	430,439	1,207,264
Net increase (decrease) in net assets resulting from operations	1,586,293	76,352	1,053,235	947,695	2,365,209

Contract transactions
Contract purchase payments	353,062	162,970	303,710	1,726,931	948,117
Net transfers(1)	(756,482)	(12,615)	(226,938)	650,130	(1,223,785)
Transfers for policy loans	(238,432)	1,047	(174,124)	(94,931)	(517,271)
Policy charges	(290,678)	(46,343)	(313,125)	(482,079)	(478,774)
Contract terminations:
Surrender benefits	(849,903)	(11,932)	(643,689)	(64,545)	(1,614,768)
Death benefits	(12,465)	—	(7,100)	—	(5,487)
Increase (decrease) from transactions	(1,794,898)	93,127	(1,061,266)	1,735,506	(2,891,968)
Increase (decrease) in net assets	(208,605)	169,479	(8,031)	2,683,201	(526,759)
Net assets at beginning of year	15,484,591	998,461	17,460,815	8,604,768	28,258,286
Net assets at end of year	$15,275,986	$1,167,940	$17,452,784	$11,287,969	$27,731,527

Accumulation unit activity
Units outstanding at beginning of year	5,913,535	488,375	3,731,745	5,812,267	7,018,320
Units purchased	1,146,120	79,487	620,029	1,568,065	877,341
Units redeemed	(1,535,162)	(33,983)	(502,455)	(420,395)	(1,114,601)
Units outstanding at end of year	5,524,493	533,879	3,849,319	6,959,937	6,781,060
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 55

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$207,512	$730,379	$475,844	$555,097	$261,319
Net realized gain (loss) on sales of investments	99,291	1,275,438	18,180	(86,969)	637,426
Distributions from capital gains	491,578	2,026,102	1,085,965	1,465,488	1,189,890
Net change in unrealized appreciation (depreciation) of investments	(595,983)	(3,235,729)	655,287	529,672	189,285
Net increase (decrease) in net assets resulting from operations	202,398	796,190	2,235,276	2,463,288	2,277,920

Contract transactions
Contract purchase payments	545,536	365,359	1,909,056	435,080	467,765
Net transfers(1)	131,003	(914,594)	907,061	68,675	3,255,352
Transfers for policy loans	(69,084)	(365,620)	(88,641)	(247,393)	(174,345)
Policy charges	(174,607)	(286,351)	(644,554)	(272,941)	(374,369)
Contract terminations:
Surrender benefits	(15,701)	(1,088,461)	(32,428)	(461,701)	(722,175)
Death benefits	(2,003)	—	—	(3,291)	(8,530)
Increase (decrease) from transactions	415,144	(2,289,667)	2,050,494	(481,571)	2,443,698
Increase (decrease) in net assets	617,542	(1,493,477)	4,285,770	1,981,717	4,721,618
Net assets at beginning of year	3,820,888	18,746,452	10,347,163	13,287,636	18,896,359
Net assets at end of year	$4,438,430	$17,252,975	$14,632,933	$15,269,353	$23,617,977

Accumulation unit activity
Units outstanding at beginning of year	1,907,015	11,531,762	6,986,790	7,840,559	5,365,948
Units purchased	327,384	650,666	1,734,693	846,007	1,862,576
Units redeemed	(126,449)	(2,013,175)	(473,535)	(1,103,291)	(373,454)
Units outstanding at end of year	2,107,950	10,169,253	8,247,948	7,583,275	6,855,070
See accompanying notes to financial statements.
 56 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Operations
Investment income (loss) — net	$(394,227)	$525,778	$—	$(1,530,775)	$170,680
Net realized gain (loss) on sales of investments	(5,372,142)	(2,611,925)	347,356	15,026,465	(33,522)
Distributions from capital gains	—	310,870	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,356,504	9,040,552	7,922,482	18,028,112	159,418
Net increase (decrease) in net assets resulting from operations	3,590,135	7,265,275	8,269,838	31,523,802	296,576

Contract transactions
Contract purchase payments	1,918,557	1,681,747	10,370,415	6,585,196	359,508
Net transfers(1)	(2,523,080)	(1,013,859)	9,797,820	4,210,338	154,474
Transfers for policy loans	(409,132)	(190,622)	(191,887)	(1,266,662)	(37,003)
Policy charges	(1,978,572)	(1,458,770)	(3,018,451)	(9,006,438)	(108,209)
Contract terminations:
Surrender benefits	(4,367,796)	(3,428,117)	(177,831)	(10,393,798)	(14,308)
Death benefits	(107,696)	(55,707)	(15,660)	(213,363)	(3,037)
Increase (decrease) from transactions	(7,467,719)	(4,465,328)	16,764,406	(10,084,727)	351,425
Increase (decrease) in net assets	(3,877,584)	2,799,947	25,034,244	21,439,075	648,001
Net assets at beginning of year	98,352,519	60,048,742	48,703,700	245,068,577	1,788,113
Net assets at end of year	$94,474,935	$62,848,689	$73,737,944	$266,507,652	$2,436,114

Accumulation unit activity
Units outstanding at beginning of year	23,340,425	26,596,224	27,200,799	68,037,596	1,138,282
Units purchased	4,326,329	3,633,773	10,702,687	5,242,921	300,446
Units redeemed	(3,470,603)	(3,834,221)	(1,795,971)	(6,398,436)	(95,844)
Units outstanding at end of year	24,196,151	26,395,776	36,107,515	66,882,081	1,342,884
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 57

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1	Col VP Corporate Bond, Cl 2
Operations
Investment income (loss) — net	$72,199	$—	$—	$29,388	$19,776
Net realized gain (loss) on sales of investments	(36,290)	151,913	344,705	(109)	(2,990)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,576	3,919,234	1,417,742	7,071	6,995
Net increase (decrease) in net assets resulting from operations	118,485	4,071,147	1,762,447	36,350	23,781

Contract transactions
Contract purchase payments	35,164	4,413,773	413,413	234,899	23,287
Net transfers(1)	90,593	4,274,328	633,596	283,974	(11,859)
Transfers for policy loans	(15,033)	(64,396)	(27,618)	—	1,461
Policy charges	(13,465)	(932,554)	(196,081)	(47,919)	(12,391)
Contract terminations:
Surrender benefits	(45,136)	(64,598)	(288,962)	(31)	(4,619)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	52,123	7,626,553	534,348	470,923	(4,121)
Increase (decrease) in net assets	170,608	11,697,700	2,296,795	507,273	19,660
Net assets at beginning of year	795,148	18,138,287	10,039,241	302,026	328,945
Net assets at end of year	$965,756	$29,835,987	$12,336,036	$809,299	$348,605

Accumulation unit activity
Units outstanding at beginning of year	826,634	7,554,231	2,497,384	291,485	330,063
Units purchased	116,883	3,422,899	242,541	476,472	23,991
Units redeemed	(72,781)	(415,044)	(124,852)	(44,287)	(28,815)
Units outstanding at end of year	870,736	10,562,086	2,615,073	723,670	325,239
See accompanying notes to financial statements.
 58 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$1,185,241	$—	$—	$(2,556,205)	$—
Net realized gain (loss) on sales of investments	(606,829)	68,466	209,677	31,837,291	59,987
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	776,857	1,811,159	286,512	18,388,193	2,376,127
Net increase (decrease) in net assets resulting from operations	1,355,269	1,879,625	496,189	47,669,279	2,436,114

Contract transactions
Contract purchase payments	560,565	1,629,245	135,130	7,081,705	2,618,423
Net transfers(1)	726,942	3,511,363	(298,149)	(6,767,011)	2,562,281
Transfers for policy loans	(97,433)	(101,612)	(66,145)	(2,360,107)	(227,262)
Policy charges	(507,649)	(501,036)	(59,811)	(12,729,786)	(736,640)
Contract terminations:
Surrender benefits	(934,555)	(82,493)	(93,348)	(17,843,262)	(114,207)
Death benefits	(22,464)	—	—	(159,057)	—
Increase (decrease) from transactions	(274,594)	4,455,467	(382,323)	(32,777,518)	4,102,595
Increase (decrease) in net assets	1,080,675	6,335,092	113,866	14,891,761	6,538,709
Net assets at beginning of year	19,120,186	9,274,683	3,780,954	371,900,999	12,903,742
Net assets at end of year	$20,200,861	$15,609,775	$3,894,820	$386,792,760	$19,442,451

Accumulation unit activity
Units outstanding at beginning of year	16,308,827	4,303,088	797,857	81,199,279	7,555,884
Units purchased	2,233,649	2,323,004	27,784	3,050,674	2,864,284
Units redeemed	(2,484,162)	(308,439)	(106,896)	(9,320,524)	(591,508)
Units outstanding at end of year	16,058,314	6,317,653	718,745	74,929,429	9,828,660
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 59

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$—	$(994,238)	$36,210	$5,245	$(112,572)
Net realized gain (loss) on sales of investments	314,536	21,880,593	(137,507)	(267,367)	(1,436,667)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	527,904	10,314,974	3,805,224	2,575,822	13,197,301
Net increase (decrease) in net assets resulting from operations	842,440	31,201,329	3,703,927	2,313,700	11,648,062

Contract transactions
Contract purchase payments	213,994	4,236,967	2,160,903	423,685	1,115,507
Net transfers(1)	245,608	(1,975,902)	(28,139)	(47,609)	(1,052,292)
Transfers for policy loans	(29,871)	(1,627,494)	(75,484)	(125,427)	(395,262)
Policy charges	(109,760)	(5,219,187)	(525,403)	(135,880)	(921,571)
Contract terminations:
Surrender benefits	(102,775)	(10,877,939)	(51,076)	(239,564)	(2,032,345)
Death benefits	—	(97,854)	—	—	(15,874)
Increase (decrease) from transactions	217,196	(15,561,409)	1,480,801	(124,795)	(3,301,837)
Increase (decrease) in net assets	1,059,636	15,639,920	5,184,728	2,188,905	8,346,225
Net assets at beginning of year	5,010,778	212,633,434	11,443,898	7,783,145	39,632,377
Net assets at end of year	$6,070,414	$228,273,354	$16,628,626	$9,972,050	$47,978,602

Accumulation unit activity
Units outstanding at beginning of year	1,590,730	53,617,550	10,086,118	5,205,036	20,131,910
Units purchased	149,539	9,564,319	1,704,120	251,140	1,759,574
Units redeemed	(72,673)	(8,193,851)	(617,619)	(360,244)	(2,416,865)
Units outstanding at end of year	1,667,596	54,988,018	11,172,619	5,095,932	19,474,619
See accompanying notes to financial statements.
 60 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$81,395	$42,862	$887,899	$427,639	$2,273,812
Net realized gain (loss) on sales of investments	2,634	(7,291)	—	—	9
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	94,532	58,689	—	—	(9)
Net increase (decrease) in net assets resulting from operations	178,561	94,260	887,899	427,639	2,273,812

Contract transactions
Contract purchase payments	215,656	33,034	11,135,156	940,970	4,186,470
Net transfers(1)	369,128	234,722	(7,277,668)	2,149,866	9,683,974
Transfers for policy loans	(2,581)	(22,463)	(97,790)	(20,764)	(531,767)
Policy charges	(74,227)	(23,948)	(2,719,519)	(1,558,292)	(4,692,910)
Contract terminations:
Surrender benefits	(9,674)	—	(111,867)	(501,136)	(10,614,930)
Death benefits	—	—	—	—	(337,361)
Increase (decrease) from transactions	498,302	221,345	928,312	1,010,644	(2,306,524)
Increase (decrease) in net assets	676,863	315,605	1,816,211	1,438,283	(32,712)
Net assets at beginning of year	1,116,248	669,033	22,163,733	10,090,418	69,108,626
Net assets at end of year	$1,793,111	$984,638	$23,979,944	$11,528,701	$69,075,914

Accumulation unit activity
Units outstanding at beginning of year	1,015,024	504,803	19,546,687	8,822,615	63,064,762
Units purchased	505,725	187,413	9,609,547	2,681,409	12,330,243
Units redeemed	(75,066)	(32,717)	(8,816,280)	(1,784,893)	(14,589,157)
Units outstanding at end of year	1,445,683	659,499	20,339,954	9,719,131	60,805,848
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 61

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$403,344	$178,999	$2,793,368	$50,926	$21,514
Net realized gain (loss) on sales of investments	894	(5,317)	(419,263)	1,062	(6,018)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	156,189	69,226	1,539,630	161,734	82,083
Net increase (decrease) in net assets resulting from operations	560,427	242,908	3,913,735	213,722	97,579

Contract transactions
Contract purchase payments	1,221,929	148,062	1,284,703	378,156	100,718
Net transfers(1)	899,283	110,776	454,902	476,578	29,000
Transfers for policy loans	(36,196)	(12,579)	(257,257)	(34,485)	(19,821)
Policy charges	(327,756)	(56,299)	(1,270,154)	(117,044)	(35,771)
Contract terminations:
Surrender benefits	(10,892)	(50,772)	(2,107,284)	(23,718)	(11,086)
Death benefits	—	—	(81,901)	—	—
Increase (decrease) from transactions	1,746,368	139,188	(1,976,991)	679,487	63,040
Increase (decrease) in net assets	2,306,795	382,096	1,936,744	893,209	160,619
Net assets at beginning of year	5,619,973	2,768,176	50,146,035	2,205,908	1,138,684
Net assets at end of year	$7,926,768	$3,150,272	$52,082,779	$3,099,117	$1,299,303

Accumulation unit activity
Units outstanding at beginning of year	4,250,452	1,549,625	20,404,626	1,710,017	662,631
Units purchased	1,531,748	140,275	3,228,699	628,746	72,645
Units redeemed	(272,533)	(64,456)	(2,540,264)	(130,306)	(37,953)
Units outstanding at end of year	5,509,667	1,625,444	21,093,061	2,208,457	697,323
See accompanying notes to financial statements.
 62 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$269,089	$587,658	$180,797	$4,739,718	$—
Net realized gain (loss) on sales of investments	(292,393)	(37,214)	(62,715)	(2,188,116)	514,098
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,508,172	348,762	175,999	5,377,164	5,493,166
Net increase (decrease) in net assets resulting from operations	1,484,868	899,206	294,081	7,928,766	6,007,264

Contract transactions
Contract purchase payments	377,167	2,461,332	120,361	2,785,500	6,379,111
Net transfers(1)	676,328	557,178	(170,781)	7,017,011	4,884,410
Transfers for policy loans	(57,397)	(44,071)	(51,160)	(1,235,508)	(306,833)
Policy charges	(478,930)	(616,865)	(89,145)	(3,211,733)	(1,740,456)
Contract terminations:
Surrender benefits	(866,150)	(13,039)	(116,573)	(4,564,124)	(177,728)
Death benefits	(24,430)	—	—	(144,643)	—
Increase (decrease) from transactions	(373,412)	2,344,535	(307,298)	646,503	9,038,504
Increase (decrease) in net assets	1,111,456	3,243,741	(13,217)	8,575,269	15,045,768
Net assets at beginning of year	18,583,586	9,071,678	3,580,887	93,423,176	30,113,196
Net assets at end of year	$19,695,042	$12,315,419	$3,567,670	$101,998,445	$45,158,964

Accumulation unit activity
Units outstanding at beginning of year	8,196,710	8,367,375	2,913,043	62,456,361	11,249,435
Units purchased	1,060,729	2,637,450	93,008	7,700,441	4,072,933
Units redeemed	(809,520)	(589,353)	(339,480)	(6,056,194)	(796,145)
Units outstanding at end of year	8,447,919	10,415,472	2,666,571	64,100,608	14,526,223
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 63

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Operations
Investment income (loss) — net	$—	$(497,905)	$—	$(965,292)	$251,837
Net realized gain (loss) on sales of investments	728,470	12,127,546	706,856	17,502,944	3,430
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,208,413	4,737,219	28,703,674	25,078,005	(20,238)
Net increase (decrease) in net assets resulting from operations	1,936,883	16,366,860	29,410,530	41,615,657	235,029

Contract transactions
Contract purchase payments	517,387	1,584,294	33,229,419	5,555,692	649,359
Net transfers(1)	(505,486)	(2,575,269)	20,673,834	10,914,702	1,975,575
Transfers for policy loans	(253,292)	(1,580,624)	(2,072,423)	(3,256,857)	(6,312)
Policy charges	(216,229)	(1,874,783)	(7,850,766)	(3,865,276)	(260,408)
Contract terminations:
Surrender benefits	(259,283)	(4,574,093)	(880,880)	(11,140,826)	(6,780)
Death benefits	—	(162,836)	—	(60,604)	(10,583)
Increase (decrease) from transactions	(716,903)	(9,183,311)	43,099,184	(1,853,169)	2,340,851
Increase (decrease) in net assets	1,219,980	7,183,549	72,509,714	39,762,488	2,575,880
Net assets at beginning of year	12,836,026	111,557,848	137,661,567	243,388,253	2,977,391
Net assets at end of year	$14,056,006	$118,741,397	$210,171,281	$283,150,741	$5,553,271

Accumulation unit activity
Units outstanding at beginning of year	2,121,687	17,029,350	60,326,512	45,637,684	2,534,856
Units purchased	83,927	2,146,581	22,438,770	6,913,449	2,144,899
Units redeemed	(200,156)	(2,153,941)	(4,434,538)	(3,869,065)	(234,065)
Units outstanding at end of year	2,005,458	17,021,990	78,330,744	48,682,068	4,445,690
See accompanying notes to financial statements.
 64 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$957,290	$83,570	$41,064	$272,472	$91,055
Net realized gain (loss) on sales of investments	11,401	(9,422)	(49,460)	68,923	68,749
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(74,163)	(14,149)	39,037	4,569,480	1,641,879
Net increase (decrease) in net assets resulting from operations	894,528	59,999	30,641	4,910,875	1,801,683

Contract transactions
Contract purchase payments	255,928	213,491	22,383	2,460,215	200,671
Net transfers(1)	1,762,327	164,277	(21,516)	3,111,394	1,181,098
Transfers for policy loans	(236,682)	(23,944)	(4,672)	(71,637)	(70,925)
Policy charges	(389,301)	(79,161)	(17,161)	(529,015)	(83,185)
Contract terminations:
Surrender benefits	(948,563)	(5,814)	(120,338)	(81,781)	(65,681)
Death benefits	(16,915)	—	—	—	—
Increase (decrease) from transactions	426,794	268,849	(141,304)	4,889,176	1,161,978
Increase (decrease) in net assets	1,321,322	328,848	(110,663)	9,800,051	2,963,661
Net assets at beginning of year	16,043,160	876,866	728,931	11,191,462	4,473,054
Net assets at end of year	$17,364,482	$1,205,714	$618,268	$20,991,513	$7,436,715

Accumulation unit activity
Units outstanding at beginning of year	14,188,225	890,621	648,062	8,145,767	2,335,287
Units purchased	1,825,679	368,792	19,383	3,315,461	577,012
Units redeemed	(1,496,853)	(106,747)	(148,766)	(410,818)	(95,973)
Units outstanding at end of year	14,517,051	1,152,666	518,679	11,050,410	2,816,326
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 65

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$711,591	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	1,870,060	83,863	113,064	177,640	515,247
Distributions from capital gains	—	1,565,028	477,237	—	—
Net change in unrealized appreciation (depreciation) of investments	17,108,338	4,157,254	877,913	3,711,816	1,373,348
Net increase (decrease) in net assets resulting from operations	19,689,989	5,806,145	1,468,214	3,889,456	1,888,595

Contract transactions
Contract purchase payments	2,043,582	3,724,491	151,733	2,327,359	254,569
Net transfers(1)	2,886,999	3,717,604	873,852	822,199	(4,751)
Transfers for policy loans	(259,258)	(161,668)	(17,691)	(88,885)	(452,054)
Policy charges	(2,560,884)	(746,974)	(50,900)	(621,690)	(99,282)
Contract terminations:
Surrender benefits	(2,857,912)	(35,900)	(125,107)	(36,487)	(207,855)
Death benefits	(16,194)	—	—	—	—
Increase (decrease) from transactions	(763,667)	6,497,553	831,887	2,402,496	(509,373)
Increase (decrease) in net assets	18,926,322	12,303,698	2,300,101	6,291,952	1,379,222
Net assets at beginning of year	53,994,041	12,683,227	3,717,217	12,435,266	6,931,744
Net assets at end of year	$72,920,363	$24,986,925	$6,017,318	$18,727,218	$8,310,966

Accumulation unit activity
Units outstanding at beginning of year	29,151,851	7,977,145	2,353,844	7,010,331	1,787,627
Units purchased	2,395,588	4,232,062	586,128	1,606,885	70,958
Units redeemed	(3,003,941)	(544,832)	(104,271)	(386,445)	(183,747)
Units outstanding at end of year	28,543,498	11,664,375	2,835,701	8,230,771	1,674,838
See accompanying notes to financial statements.
 66 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(169,783)	$—	$—	$(114,928)	$—
Net realized gain (loss) on sales of investments	2,948,640	81,533	220,365	2,150,045	25,652
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,468,856	1,497,388	273,669	1,508,891	1,010,672
Net increase (decrease) in net assets resulting from operations	9,247,713	1,578,921	494,034	3,544,008	1,036,324

Contract transactions
Contract purchase payments	570,128	1,832,395	171,244	462,498	1,349,864
Net transfers(1)	97,296	1,187,629	32,585	952,214	992,095
Transfers for policy loans	(987,261)	(166,610)	(91,358)	(322,225)	(23,541)
Policy charges	(516,337)	(507,914)	(81,223)	(520,122)	(284,033)
Contract terminations:
Surrender benefits	(1,812,966)	(65,376)	(152,696)	(1,226,488)	(76,048)
Death benefits	(9,448)	—	—	(14,701)	—
Increase (decrease) from transactions	(2,658,588)	2,280,124	(121,448)	(668,824)	1,958,337
Increase (decrease) in net assets	6,589,125	3,859,045	372,586	2,875,184	2,994,661
Net assets at beginning of year	35,473,022	9,278,567	3,938,852	24,908,449	6,289,583
Net assets at end of year	$42,062,147	$13,137,612	$4,311,438	$27,783,633	$9,284,244

Accumulation unit activity
Units outstanding at beginning of year	7,518,491	4,716,260	989,604	4,727,242	3,501,244
Units purchased	1,027,773	1,429,041	40,828	878,646	1,232,131
Units redeemed	(1,089,557)	(345,493)	(87,365)	(517,704)	(207,026)
Units outstanding at end of year	7,456,707	5,799,808	943,067	5,088,184	4,526,349
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 67

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(90,430)	$—	$—	$(97,144)
Net realized gain (loss) on sales of investments	184,454	1,282,678	15,125	76,786	1,097,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	478,298	1,446,763	382,142	106,722	330,459
Net increase (decrease) in net assets resulting from operations	662,752	2,639,011	397,267	183,508	1,331,097

Contract transactions
Contract purchase payments	234,559	471,473	1,224,757	139,942	590,952
Net transfers(1)	(132,556)	(293,396)	249,462	35,542	193,673
Transfers for policy loans	(109,599)	(142,513)	(18,171)	(71,645)	(4,093)
Policy charges	(86,551)	(281,213)	(278,628)	(46,155)	(424,485)
Contract terminations:
Surrender benefits	(37,125)	(657,447)	(40,855)	(74,314)	(773,981)
Death benefits	—	(14,163)	—	—	(1,133)
Increase (decrease) from transactions	(131,272)	(917,259)	1,136,565	(16,630)	(419,067)
Increase (decrease) in net assets	531,480	1,721,752	1,533,832	166,878	912,030
Net assets at beginning of year	4,815,807	20,032,902	5,188,962	3,134,474	22,284,574
Net assets at end of year	$5,347,287	$21,754,654	$6,722,794	$3,301,352	$23,196,604

Accumulation unit activity
Units outstanding at beginning of year	1,330,173	4,423,872	3,266,702	950,138	5,308,513
Units purchased	62,663	540,217	918,305	50,310	759,411
Units redeemed	(95,790)	(419,030)	(214,185)	(59,028)	(514,962)
Units outstanding at end of year	1,297,046	4,545,059	3,970,822	941,420	5,552,962
See accompanying notes to financial statements.
 68 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$463,419	$134,335	$28,530	$13,833	$279,137
Net realized gain (loss) on sales of investments	(5,516)	(12,607)	2,498	(1,452)	(241,118)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	245,255	86,277	77,419	40,523	1,325,147
Net increase (decrease) in net assets resulting from operations	703,158	208,005	108,447	52,904	1,363,166

Contract transactions
Contract purchase payments	1,276,799	151,459	374,620	42,265	595,694
Net transfers(1)	588,653	221,050	32,944	202,544	976,831
Transfers for policy loans	(46,570)	(14,697)	(37,465)	(1,006)	(109,557)
Policy charges	(502,731)	(102,101)	(77,313)	(19,539)	(750,902)
Contract terminations:
Surrender benefits	(12,398)	(10,735)	(2,354)	(4,260)	(839,927)
Death benefits	—	—	—	—	(656)
Increase (decrease) from transactions	1,303,753	244,976	290,432	220,004	(128,517)
Increase (decrease) in net assets	2,006,911	452,981	398,879	272,908	1,234,649
Net assets at beginning of year	9,099,211	2,848,445	998,184	445,772	15,911,810
Net assets at end of year	$11,106,122	$3,301,426	$1,397,063	$718,680	$17,146,459

Accumulation unit activity
Units outstanding at beginning of year	7,668,393	1,960,160	984,197	391,448	13,393,639
Units purchased	1,506,619	244,397	388,278	209,205	1,416,219
Units redeemed	(453,733)	(84,536)	(110,896)	(20,745)	(1,437,528)
Units outstanding at end of year	8,721,279	2,120,021	1,261,579	579,908	13,372,330
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 69

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$259,678	$93,019	$19,785	$43,879	$24,071
Net realized gain (loss) on sales of investments	(279,762)	(3,509)	(1,503)	(23,268)	(17,046)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	991,943	114,819	27,949	28,247	18,168
Net increase (decrease) in net assets resulting from operations	971,859	204,329	46,231	48,858	25,193

Contract transactions
Contract purchase payments	140,141	371,655	29,537	196,139	46,635
Net transfers(1)	65,487	378,927	90,774	22,271	42,494
Transfers for policy loans	(33,568)	(35,988)	1,103	(5,336)	(670)
Policy charges	(141,271)	(143,729)	(14,816)	(68,180)	(12,359)
Contract terminations:
Surrender benefits	(397,929)	(7,621)	(353)	(9,444)	(10,797)
Death benefits	(29,842)	—	—	—	—
Increase (decrease) from transactions	(396,982)	563,244	106,245	135,450	65,303
Increase (decrease) in net assets	574,877	767,573	152,476	184,308	90,496
Net assets at beginning of year	6,735,341	2,460,055	606,001	1,090,280	614,301
Net assets at end of year	$7,310,218	$3,227,628	$758,477	$1,274,588	$704,797

Accumulation unit activity
Units outstanding at beginning of year	7,854,502	2,309,462	511,470	1,057,755	527,977
Units purchased	484,235	679,802	97,836	207,330	75,384
Units redeemed	(899,887)	(170,028)	(12,378)	(78,652)	(20,001)
Units outstanding at end of year	7,438,850	2,819,236	596,928	1,186,433	583,360
See accompanying notes to financial statements.
 70 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$259,045	$100,212	$63,295	$—	$—
Net realized gain (loss) on sales of investments	(687,115)	(11,396)	(48,643)	88,690	201,702
Distributions from capital gains	—	182,241	125,663	—	—
Net change in unrealized appreciation (depreciation) of investments	699,991	(193,279)	(90,116)	923,371	314,022
Net increase (decrease) in net assets resulting from operations	271,921	77,778	50,199	1,012,061	515,724

Contract transactions
Contract purchase payments	217,555	493,176	114,045	1,069,187	198,935
Net transfers(1)	490,176	52,593	(40,926)	409,384	(7,748)
Transfers for policy loans	(2,490)	1,304	(44,053)	(30,481)	(59,357)
Policy charges	(219,652)	(147,353)	(40,070)	(342,592)	(108,206)
Contract terminations:
Surrender benefits	(1,191,587)	(9,839)	(75,208)	(26,459)	(182,566)
Death benefits	(3,672)	—	—	—	—
Increase (decrease) from transactions	(709,670)	389,881	(86,212)	1,079,039	(158,942)
Increase (decrease) in net assets	(437,749)	467,659	(36,013)	2,091,100	356,782
Net assets at beginning of year	7,906,277	3,334,154	2,411,089	6,796,061	3,865,959
Net assets at end of year	$7,468,528	$3,801,813	$2,375,076	$8,887,161	$4,222,741

Accumulation unit activity
Units outstanding at beginning of year	5,990,066	2,338,260	1,148,975	3,034,322	715,458
Units purchased	750,729	380,361	53,980	618,272	34,498
Units redeemed	(1,123,205)	(109,584)	(94,511)	(165,054)	(61,335)
Units outstanding at end of year	5,617,590	2,609,037	1,108,444	3,487,540	688,621
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 71

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$300,326	$24,167	$—
Net realized gain (loss) on sales of investments	52,897	121,139	(9,282)	(3,522)	153,656
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	626,738	212,089	155,331	16,686	225,772
Net increase (decrease) in net assets resulting from operations	679,635	333,228	446,375	37,331	379,428

Contract transactions
Contract purchase payments	884,068	130,430	627,389	23,653	2,359,336
Net transfers(1)	958,270	(90,766)	812,467	35,548	603,476
Transfers for policy loans	(51,534)	(44,368)	(25,439)	(3,318)	(114,539)
Policy charges	(277,454)	(67,496)	(230,257)	(8,334)	(525,810)
Contract terminations:
Surrender benefits	(150,484)	(56,501)	(11,936)	(1,496)	(82,439)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,362,866	(128,701)	1,172,224	46,053	2,240,024
Increase (decrease) in net assets	2,042,501	204,527	1,618,599	83,384	2,619,452
Net assets at beginning of year	4,659,509	2,757,095	5,460,335	509,078	13,580,575
Net assets at end of year	$6,702,010	$2,961,622	$7,078,934	$592,462	$16,200,027

Accumulation unit activity
Units outstanding at beginning of year	2,717,674	942,054	5,155,414	447,053	7,179,378
Units purchased	1,024,792	42,798	1,302,107	49,345	1,578,809
Units redeemed	(264,674)	(82,306)	(242,773)	(11,025)	(383,733)
Units outstanding at end of year	3,477,792	902,546	6,214,748	485,373	8,374,454
See accompanying notes to financial statements.
 72 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(172,688)	$—	$—	$—
Net realized gain (loss) on sales of investments	468,646	3,098,186	107,006	322,734	58,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(300,879)	(2,294,359)	3,353,662	1,032,160	536,028
Net increase (decrease) in net assets resulting from operations	167,767	631,139	3,460,668	1,354,894	594,050

Contract transactions
Contract purchase payments	309,095	665,957	2,573,374	358,699	852,760
Net transfers(1)	(103,824)	(2,528,069)	1,381,446	(143,411)	455,652
Transfers for policy loans	(446,443)	(899,959)	(216,823)	(184,509)	(20,631)
Policy charges	(107,087)	(462,195)	(720,260)	(116,902)	(227,697)
Contract terminations:
Surrender benefits	(250,679)	(1,667,647)	(95,433)	(180,284)	(30,067)
Death benefits	—	(4,423)	—	—	—
Increase (decrease) from transactions	(598,938)	(4,896,336)	2,922,304	(266,407)	1,030,017
Increase (decrease) in net assets	(431,171)	(4,265,197)	6,382,972	1,088,487	1,624,067
Net assets at beginning of year	8,240,956	41,455,505	15,431,210	6,738,779	5,034,850
Net assets at end of year	$7,809,785	$37,190,308	$21,814,182	$7,827,266	$6,658,917

Accumulation unit activity
Units outstanding at beginning of year	1,970,651	8,343,608	9,040,219	1,957,692	2,556,261
Units purchased	74,056	1,197,475	2,173,018	98,164	642,392
Units redeemed	(213,798)	(1,336,647)	(556,117)	(154,732)	(136,143)
Units outstanding at end of year	1,830,909	8,204,436	10,657,120	1,901,124	3,062,510
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 73

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Operations
Investment income (loss) — net	$—	$—	$—	$37,324	$303,351
Net realized gain (loss) on sales of investments	201,501	187,773	163,159	15,775	27,692
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	108,756	1,223,049	376,179	298,396	2,457,046
Net increase (decrease) in net assets resulting from operations	310,257	1,410,822	539,338	351,495	2,788,089

Contract transactions
Contract purchase payments	99,413	1,168,040	251,860	44,998	1,682,977
Net transfers(1)	23,597	(551,754)	(320,939)	407,228	2,926,654
Transfers for policy loans	(34,258)	(87,541)	(6,011)	(11,999)	(54,710)
Policy charges	(44,907)	(411,347)	(77,971)	(9,849)	(356,207)
Contract terminations:
Surrender benefits	(298,380)	(42,730)	(187,239)	(14,858)	(11,548)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(254,535)	74,668	(340,300)	415,520	4,187,166
Increase (decrease) in net assets	55,722	1,485,490	199,038	767,015	6,975,255
Net assets at beginning of year	2,937,078	7,845,763	3,386,923	973,870	7,386,246
Net assets at end of year	$2,992,800	$9,331,253	$3,585,961	$1,740,885	$14,361,501

Accumulation unit activity
Units outstanding at beginning of year	762,426	4,241,705	779,093	821,352	6,196,890
Units purchased	31,271	603,180	55,532	328,581	3,308,013
Units redeemed	(88,218)	(543,026)	(129,467)	(26,014)	(300,356)
Units outstanding at end of year	705,479	4,301,859	705,158	1,123,919	9,204,547
See accompanying notes to financial statements.
 74 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Operations
Investment income (loss) — net	$8,373	$46,325	$8,171	$120,272	$122,302
Net realized gain (loss) on sales of investments	75,585	71,398	10,591	14,232	1,408
Distributions from capital gains	49,138	271,852	26,586	391,301	—
Net change in unrealized appreciation (depreciation) of investments	357,026	2,619,185	19,032	436,183	181,885
Net increase (decrease) in net assets resulting from operations	490,122	3,008,760	64,380	961,988	305,595

Contract transactions
Contract purchase payments	99,854	2,251,652	23,174	1,242,174	569,700
Net transfers(1)	602,793	4,040,590	79,854	1,219,514	540,748
Transfers for policy loans	(71,990)	(101,471)	(36,108)	(19,267)	(63,522)
Policy charges	(37,878)	(550,269)	(12,766)	(258,007)	(111,633)
Contract terminations:
Surrender benefits	(10,783)	(33,252)	(5,266)	(26,039)	(19,621)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	581,996	5,607,250	48,888	2,158,375	915,672
Increase (decrease) in net assets	1,072,118	8,616,010	113,268	3,120,363	1,221,267
Net assets at beginning of year	2,530,766	11,598,808	465,321	5,702,983	2,449,527
Net assets at end of year	$3,602,884	$20,214,818	$578,589	$8,823,346	$3,670,794

Accumulation unit activity
Units outstanding at beginning of year	1,542,262	7,021,210	378,129	4,609,388	1,848,259
Units purchased	354,155	3,525,101	82,985	1,972,033	798,921
Units redeemed	(68,257)	(382,318)	(42,191)	(239,765)	(140,539)
Units outstanding at end of year	1,828,160	10,163,993	418,923	6,341,656	2,506,641
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 75

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(2)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$130,678	$1,220,731	$20,448	$81,694	$(748,101)
Net realized gain (loss) on sales of investments	(13,751)	(228,721)	(740)	132,197	7,633,704
Distributions from capital gains	—	—	—	8,926,318	33,053,970
Net change in unrealized appreciation (depreciation) of investments	231,280	(327,082)	(5,636)	1,162,700	(2,962,009)
Net increase (decrease) in net assets resulting from operations	348,207	664,928	14,072	10,302,909	36,977,564

Contract transactions
Contract purchase payments	112,506	280,432	121,162	7,976,130	3,071,777
Net transfers(1)	(152,720)	(980,323)	138,408	7,619,118	7,832,152
Transfers for policy loans	(186,496)	(176,389)	(699)	(436,355)	(2,273,470)
Policy charges	(66,072)	(376,496)	(16,805)	(2,177,424)	(3,011,598)
Contract terminations:
Surrender benefits	(213,421)	(1,087,288)	(7)	(508,198)	(8,648,554)
Death benefits	—	(12,207)	—	—	(91,625)
Increase (decrease) from transactions	(506,203)	(2,352,271)	242,059	12,473,271	(3,121,318)
Increase (decrease) in net assets	(157,996)	(1,687,343)	256,131	22,776,180	33,856,246
Net assets at beginning of year	3,842,998	20,048,287	134,122	40,761,411	179,572,652
Net assets at end of year	$3,685,002	$18,360,944	$390,253	$63,537,591	$213,428,898

Accumulation unit activity
Units outstanding at beginning of year	2,985,291	10,758,810	124,339	15,904,568	31,139,135
Units purchased	240,414	651,829	237,651	5,608,611	4,952,853
Units redeemed	(610,262)	(1,599,497)	(15,865)	(1,105,335)	(2,727,887)
Units outstanding at end of year	2,615,443	9,811,142	346,125	20,407,844	33,364,101
See accompanying notes to financial statements.
 76 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl
Operations
Investment income (loss) — net	$14,582	$5,730	$637,680	$539,616	$—
Net realized gain (loss) on sales of investments	3,538	(179)	2,621,688	3,238,925	13,363
Distributions from capital gains	5,617	—	6,597,060	5,109,879	32,470
Net change in unrealized appreciation (depreciation) of investments	145,785	15,581	3,311,771	1,025,615	457,200
Net increase (decrease) in net assets resulting from operations	169,522	21,132	13,168,199	9,914,035	503,033

Contract transactions
Contract purchase payments	169,305	128,399	897,311	891,728	638,584
Net transfers(1)	414,524	53,653	(748,050)	829,110	2,117,390
Transfers for policy loans	—	—	(411,175)	(535,262)	(10,491)
Policy charges	(28,471)	(14,347)	(1,465,937)	(962,333)	(120,821)
Contract terminations:
Surrender benefits	—	—	(3,068,393)	(1,916,406)	—
Death benefits	—	—	(114,906)	—	—
Increase (decrease) from transactions	555,358	167,705	(4,911,150)	(1,693,163)	2,624,662
Increase (decrease) in net assets	724,880	188,837	8,257,049	8,220,872	3,127,695
Net assets at beginning of year	223,525	136,083	66,341,197	48,386,955	1,236,260
Net assets at end of year	$948,405	$324,920	$74,598,246	$56,607,827	$4,363,955

Accumulation unit activity
Units outstanding at beginning of year	197,178	128,518	9,776,328	13,781,509	892,935
Units purchased	416,072	162,051	123,825	3,555,326	1,786,919
Units redeemed	(20,766)	(13,084)	(811,370)	(2,633,820)	(95,145)
Units outstanding at end of year	592,484	277,485	9,088,783	14,703,015	2,584,709
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 77

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$46,195	$120,655	$(190,032)	$(61,921)	$221,153
Net realized gain (loss) on sales of investments	(1,317)	(4,216)	583,390	(173,985)	494,669
Distributions from capital gains	—	2,803,646	11,267,450	11,644,053	2,020,058
Net change in unrealized appreciation (depreciation) of investments	22,164	147,829	(1,219,235)	(875,158)	1,117,570
Net increase (decrease) in net assets resulting from operations	67,042	3,067,914	10,441,573	10,532,989	3,853,450

Contract transactions
Contract purchase payments	296,277	3,810,140	1,496,106	2,266,105	407,481
Net transfers(1)	506,935	4,012,897	(655,779)	(1,247,289)	802,850
Transfers for policy loans	(5,432)	(100,356)	(369,167)	(951,782)	(244,264)
Policy charges	(51,671)	(992,925)	(2,528,825)	(1,848,154)	(525,045)
Contract terminations:
Surrender benefits	—	(175,731)	(4,422,812)	(5,181,693)	(1,118,615)
Death benefits	—	—	(193,080)	(1,948)	—
Increase (decrease) from transactions	746,109	6,554,025	(6,673,557)	(6,964,761)	(677,593)
Increase (decrease) in net assets	813,151	9,621,939	3,768,016	3,568,228	3,175,857
Net assets at beginning of year	646,919	20,223,360	100,042,761	99,137,336	20,143,652
Net assets at end of year	$1,460,070	$29,845,299	$103,810,777	$102,705,564	$23,319,509

Accumulation unit activity
Units outstanding at beginning of year	634,388	11,070,789	14,971,342	33,002,802	6,977,697
Units purchased	756,175	4,228,076	220,800	6,080,243	331,520
Units redeemed	(55,238)	(679,335)	(1,163,527)	(6,644,179)	(585,606)
Units outstanding at end of year	1,335,325	14,619,530	14,028,615	32,438,866	6,723,611
See accompanying notes to financial statements.
 78 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Operations
Investment income (loss) — net	$253,407	$472,866	$165,022	$345,403	$218,655
Net realized gain (loss) on sales of investments	878,061	3,753	(9,947)	(515,517)	2,097
Distributions from capital gains	2,139,785	—	—	—	43,758
Net change in unrealized appreciation (depreciation) of investments	705,738	469,606	101,101	2,754,363	277,669
Net increase (decrease) in net assets resulting from operations	3,976,991	946,225	256,176	2,584,249	542,179

Contract transactions
Contract purchase payments	549,545	1,755,086	262,636	1,163,882	696,531
Net transfers(1)	1,055,027	2,063,926	1,950,015	290,184	823,049
Transfers for policy loans	(173,442)	(64,169)	(111,436)	(71,760)	(4,936)
Policy charges	(388,832)	(557,662)	(64,304)	(983,626)	(254,474)
Contract terminations:
Surrender benefits	(876,257)	(24,538)	(70,082)	(1,578,639)	(10,074)
Death benefits	—	—	—	(28,792)	—
Increase (decrease) from transactions	166,041	3,172,643	1,966,829	(1,208,751)	1,250,096
Increase (decrease) in net assets	4,143,032	4,118,868	2,223,005	1,375,498	1,792,275
Net assets at beginning of year	20,237,378	9,408,119	2,721,712	35,259,547	3,756,192
Net assets at end of year	$24,380,410	$13,526,987	$4,944,717	$36,635,045	$5,548,467

Accumulation unit activity
Units outstanding at beginning of year	9,881,492	7,694,720	1,872,380	16,616,679	2,661,861
Units purchased	1,784,027	2,978,003	1,425,788	2,826,245	1,002,562
Units redeemed	(1,384,308)	(508,550)	(165,266)	(2,265,209)	(180,939)
Units outstanding at end of year	10,281,211	10,164,173	3,132,902	17,177,715	3,483,484
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 79

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$630,287	$17,287	$291,132	$126,557	$334,357
Net realized gain (loss) on sales of investments	(27,894)	2,374	(200,932)	(906)	(746,581)
Distributions from capital gains	143,611	75,026	1,740,171	796,206	4,028,162
Net change in unrealized appreciation (depreciation) of investments	763,836	(8,646)	6,787	(17,658)	(292,626)
Net increase (decrease) in net assets resulting from operations	1,509,840	86,041	1,837,158	904,199	3,323,312

Contract transactions
Contract purchase payments	299,938	105,902	517,694	1,207,786	1,102,131
Net transfers(1)	266,411	(12,594)	(372,111)	1,073,252	(653,523)
Transfers for policy loans	(185,323)	(114)	(173,153)	(62,052)	(623,140)
Policy charges	(230,000)	(31,332)	(444,121)	(371,097)	(1,004,631)
Contract terminations:
Surrender benefits	(398,380)	(23,562)	(1,031,015)	(99,987)	(2,021,431)
Death benefits	—	—	(16,504)	—	(14,515)
Increase (decrease) from transactions	(247,354)	38,300	(1,519,210)	1,747,902	(3,215,109)
Increase (decrease) in net assets	1,262,486	124,341	317,948	2,652,101	108,203
Net assets at beginning of year	12,441,358	691,642	17,282,667	8,930,366	49,338,079
Net assets at end of year	$13,703,844	$815,983	$17,600,615	$11,582,467	$49,446,282

Accumulation unit activity
Units outstanding at beginning of year	7,906,122	464,620	6,272,823	5,376,797	12,398,820
Units purchased	687,116	68,512	1,061,304	1,406,766	2,127,509
Units redeemed	(813,789)	(42,897)	(1,130,011)	(320,805)	(1,659,722)
Units outstanding at end of year	7,779,449	490,235	6,204,116	6,462,758	12,866,607
See accompanying notes to financial statements.
 80 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$634,418	$17,716	$148,533	$(106,667)	$(64,739)
Net realized gain (loss) on sales of investments	1,014,637	53,172	2,059,733	630,605	1,233,984
Distributions from capital gains	9,384,500	653,070	8,386,354	1,905,052	1,945,992
Net change in unrealized appreciation (depreciation) of investments	(3,534,625)	462,239	(1,468,284)	(317,010)	(1,155,801)
Net increase (decrease) in net assets resulting from operations	7,498,930	1,186,197	9,126,336	2,111,980	1,959,436

Contract transactions
Contract purchase payments	1,733,232	136,375	877,833	230,641	341,819
Net transfers(1)	(1,740,204)	513,166	(1,272,349)	(28,781)	(103,486)
Transfers for policy loans	(498,507)	(155,610)	(580,664)	(157,114)	(219,422)
Policy charges	(2,138,482)	(163,154)	(1,228,274)	(388,518)	(348,635)
Contract terminations:
Surrender benefits	(4,611,129)	(345,586)	(2,955,039)	(875,290)	(870,537)
Death benefits	(14,307)	—	(22,517)	(84,772)	—
Increase (decrease) from transactions	(7,269,397)	(14,809)	(5,181,010)	(1,303,834)	(1,200,261)
Increase (decrease) in net assets	229,533	1,171,388	3,945,326	808,146	759,175
Net assets at beginning of year	89,291,244	7,264,613	63,267,974	19,931,764	18,301,205
Net assets at end of year	$89,520,777	$8,436,001	$67,213,300	$20,739,910	$19,060,380

Accumulation unit activity
Units outstanding at beginning of year	19,663,991	1,124,286	10,964,250	3,827,980	3,864,898
Units purchased	3,383,190	109,577	1,438,576	49,346	883,064
Units redeemed	(2,901,257)	(108,184)	(1,491,679)	(291,642)	(831,482)
Units outstanding at end of year	20,145,924	1,125,679	10,911,147	3,585,684	3,916,480
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 81

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$93,867	$235,994	$196,119	$(61,112)	$(70,540)
Net realized gain (loss) on sales of investments	(3,536)	(173,263)	309,252	2,330,877	119,190
Distributions from capital gains	—	—	2,082,854	8,937,393	1,311,036
Net change in unrealized appreciation (depreciation) of investments	15,727	241,894	366,184	5,982,303	(695,049)
Net increase (decrease) in net assets resulting from operations	106,058	304,625	2,954,409	17,189,461	664,637

Contract transactions
Contract purchase payments	323,583	174,823	308,267	2,501,510	323,638
Net transfers(1)	218,713	(408,051)	787,292	(2,575,171)	(783,991)
Transfers for policy loans	(11,325)	(47,077)	(277,846)	(774,550)	(208,246)
Policy charges	(77,430)	(120,966)	(242,580)	(4,140,213)	(355,422)
Contract terminations:
Surrender benefits	(4,634)	(159,607)	(807,111)	(6,074,127)	(793,069)
Death benefits	—	—	(6,654)	(17,502)	—
Increase (decrease) from transactions	448,907	(560,878)	(238,632)	(11,080,053)	(1,817,090)
Increase (decrease) in net assets	554,965	(256,253)	2,715,777	6,109,408	(1,152,453)
Net assets at beginning of year	920,728	3,973,220	17,809,960	118,641,282	16,563,091
Net assets at end of year	$1,475,693	$3,716,967	$20,525,737	$124,750,690	$15,410,638

Accumulation unit activity
Units outstanding at beginning of year	744,811	2,866,421	4,215,806	19,769,429	9,721,926
Units purchased	422,928	202,157	624,790	395,418	725,825
Units redeemed	(72,684)	(603,758)	(361,281)	(2,141,393)	(1,721,061)
Units outstanding at end of year	1,095,055	2,464,820	4,479,315	18,023,454	8,726,690
See accompanying notes to financial statements.
 82 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Operations
Investment income (loss) — net	$252,658	$151,032	$65,076	$1,739,865	$—
Net realized gain (loss) on sales of investments	332,691	183,506	5,056	(275,246)	34,968
Distributions from capital gains	1,637,959	1,314,900	—	—	1,811,801
Net change in unrealized appreciation (depreciation) of investments	796,924	1,299,559	63,343	2,490,790	(460,966)
Net increase (decrease) in net assets resulting from operations	3,020,232	2,948,997	133,475	3,955,409	1,385,803

Contract transactions
Contract purchase payments	333,132	411,413	135,890	913,238	1,146,337
Net transfers(1)	(860,470)	(444,314)	4,150	2,225,344	(229,662)
Transfers for policy loans	(43,924)	(102,470)	(19,990)	(289,950)	(122,518)
Policy charges	(316,896)	(377,835)	(66,658)	(928,067)	(351,300)
Contract terminations:
Surrender benefits	(1,194,169)	(713,803)	(12,370)	(1,322,761)	(40,649)
Death benefits	(45,038)	(10,106)	—	(40,146)	—
Increase (decrease) from transactions	(2,127,365)	(1,237,115)	41,022	557,658	402,208
Increase (decrease) in net assets	892,867	1,711,882	174,497	4,513,067	1,788,011
Net assets at beginning of year	20,594,998	19,403,979	1,022,356	32,157,428	8,668,014
Net assets at end of year	$21,487,865	$21,115,861	$1,196,853	$36,670,495	$10,456,025

Accumulation unit activity
Units outstanding at beginning of year	6,723,990	8,635,059	970,803	22,469,329	4,774,547
Units purchased	507,963	699,283	123,313	2,811,638	598,338
Units redeemed	(896,648)	(919,779)	(88,212)	(2,008,454)	(378,672)
Units outstanding at end of year	6,335,305	8,414,563	1,005,904	23,272,513	4,994,213
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 83

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Operations
Investment income (loss) — net	$(130,556)	$58,937	$(39,206)	$(96,266)	$—
Net realized gain (loss) on sales of investments	130,511	6,828	653,523	728,035	98,164
Distributions from capital gains	6,467,062	1,322,820	3,682,330	3,258,113	230,199
Net change in unrealized appreciation (depreciation) of investments	(1,888,336)	(289,060)	(1,501,521)	1,287,279	(19,595)
Net increase (decrease) in net assets resulting from operations	4,578,681	1,099,525	2,795,126	5,177,161	308,768

Contract transactions
Contract purchase payments	800,670	1,916,593	851,500	1,403,709	55,849
Net transfers(1)	(1,160,801)	1,778,486	778,913	2,078,744	66,453
Transfers for policy loans	(597,675)	(67,302)	(813,517)	(274,221)	(23,726)
Policy charges	(512,043)	(431,050)	(509,294)	(660,023)	(20,569)
Contract terminations:
Surrender benefits	(1,546,459)	(92,369)	(811,155)	(1,294,770)	(36,602)
Death benefits	—	—	(10,137)	—	—
Increase (decrease) from transactions	(3,016,308)	3,104,358	(513,690)	1,253,439	41,405
Increase (decrease) in net assets	1,562,373	4,203,883	2,281,436	6,430,600	350,173
Net assets at beginning of year	33,089,762	10,029,143	34,812,074	25,332,934	1,478,901
Net assets at end of year	$34,652,135	$14,233,026	$37,093,510	$31,763,534	$1,829,074

Accumulation unit activity
Units outstanding at beginning of year	7,771,152	5,660,294	7,857,886	5,584,678	932,761
Units purchased	747,206	2,059,763	1,073,039	2,140,702	73,538
Units redeemed	(1,075,503)	(330,070)	(637,414)	(568,124)	(46,213)
Units outstanding at end of year	7,442,855	7,389,987	8,293,511	7,157,256	960,086
See accompanying notes to financial statements.
 84 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Operations
Investment income (loss) — net	$(325,870)	$775,634	$117,188	$(112,039)	$227,080
Net realized gain (loss) on sales of investments	4,310,020	179,546	69,202	322,360	(2,132)
Distributions from capital gains	6,550,136	1,156,111	205,153	2,028,840	—
Net change in unrealized appreciation (depreciation) of investments	5,030,820	3,071,859	541,154	(666,607)	60,552
Net increase (decrease) in net assets resulting from operations	15,565,106	5,183,150	932,697	1,572,554	285,500

Contract transactions
Contract purchase payments	983,044	6,186,969	379,405	279,878	806,449
Net transfers(1)	(854,711)	5,303,527	107,957	(271,059)	903,068
Transfers for policy loans	(867,949)	(249,566)	(30,543)	(211,907)	(20,414)
Policy charges	(955,511)	(2,098,741)	(154,901)	(409,669)	(208,991)
Contract terminations:
Surrender benefits	(3,380,518)	(96,368)	(131,212)	(843,603)	(9,297)
Death benefits	(2,871)	—	—	—	—
Increase (decrease) from transactions	(5,078,516)	9,045,821	170,706	(1,456,360)	1,470,815
Increase (decrease) in net assets	10,486,590	14,228,971	1,103,403	116,194	1,756,315
Net assets at beginning of year	66,209,761	29,647,643	6,326,159	23,894,661	3,057,674
Net assets at end of year	$76,696,351	$43,876,614	$7,429,562	$24,010,855	$4,813,989

Accumulation unit activity
Units outstanding at beginning of year	6,573,507	17,352,848	3,521,213	3,127,860	2,780,883
Units purchased	983,310	6,314,256	251,173	34,794	1,504,937
Units redeemed	(699,336)	(1,356,062)	(170,803)	(274,070)	(209,302)
Units outstanding at end of year	6,857,481	22,311,042	3,601,583	2,888,584	4,076,518
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 85

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Operations
Investment income (loss) — net	$57,091	$387,296	$—	$(86,231)	$8,274
Net realized gain (loss) on sales of investments	(17,527)	1,300,871	284,990	1,221,672	4,459
Distributions from capital gains	—	—	849,758	1,924,695	18,333
Net change in unrealized appreciation (depreciation) of investments	49,012	9,216,490	826,951	932,021	65,552
Net increase (decrease) in net assets resulting from operations	88,576	10,904,657	1,961,699	3,992,157	96,618

Contract transactions
Contract purchase payments	113,914	1,072,004	1,120,916	400,131	114,468
Net transfers(1)	36,300	(24,257)	(5,640)	1,028,530	(21,133)
Transfers for policy loans	(55,026)	(160,849)	(36,043)	(159,348)	(1,736)
Policy charges	(28,314)	(1,005,808)	(411,845)	(344,518)	(35,049)
Contract terminations:
Surrender benefits	(37,039)	(2,282,578)	(527,024)	(1,002,189)	(1,177)
Death benefits	—	(53,485)	—	(21,713)	—
Increase (decrease) from transactions	29,835	(2,454,973)	140,364	(99,107)	55,373
Increase (decrease) in net assets	118,411	8,449,684	2,102,063	3,893,050	151,991
Net assets at beginning of year	1,187,396	40,017,281	10,560,779	22,678,203	551,634
Net assets at end of year	$1,305,807	$48,466,965	$12,662,842	$26,571,253	$703,625

Accumulation unit activity
Units outstanding at beginning of year	984,109	17,238,720	4,084,357	3,709,984	446,844
Units purchased	122,391	1,542,390	411,991	654,291	88,179
Units redeemed	(97,171)	(1,954,784)	(359,651)	(344,390)	(43,605)
Units outstanding at end of year	1,009,329	16,826,326	4,136,697	4,019,885	491,418
See accompanying notes to financial statements.
 86 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II
Operations
Investment income (loss) — net	$11,244	$54,136	$79,479	$75,103	$9,641
Net realized gain (loss) on sales of investments	12,057	267	149,577	196,445	186
Distributions from capital gains	42,016	—	—	—	36,848
Net change in unrealized appreciation (depreciation) of investments	148,849	4,936	1,273,879	1,406,970	(17,053)
Net increase (decrease) in net assets resulting from operations	214,166	59,339	1,502,935	1,678,518	29,622

Contract transactions
Contract purchase payments	46,682	111,794	248,499	241,757	145,808
Net transfers(1)	88,785	399,159	(588,994)	(198,024)	164,406
Transfers for policy loans	8,891	262	(28,782)	(210,771)	—
Policy charges	(26,450)	(29,675)	(190,211)	(298,122)	(17,387)
Contract terminations:
Surrender benefits	(33,588)	—	(257,043)	(573,004)	—
Death benefits	—	—	(169)	(1,448)	—
Increase (decrease) from transactions	84,320	481,540	(816,700)	(1,039,612)	292,827
Increase (decrease) in net assets	298,486	540,879	686,235	638,906	322,449
Net assets at beginning of year	1,304,338	399,325	10,114,447	11,132,642	207,336
Net assets at end of year	$1,602,824	$940,204	$10,800,682	$11,771,548	$529,785

Accumulation unit activity
Units outstanding at beginning of year	873,156	374,908	5,743,621	4,213,123	190,495
Units purchased	159,785	466,835	671,505	94,923	271,328
Units redeemed	(103,731)	(26,877)	(991,506)	(462,845)	(15,239)
Units outstanding at end of year	929,210	814,866	5,423,620	3,845,201	446,584
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 87

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$497,558	$818,510	$2,284	$13,860	$(227,345)
Net realized gain (loss) on sales of investments	1,341,402	1,563,974	(929)	651	946,480
Distributions from capital gains	3,225,815	5,402,332	—	82,452	7,585,956
Net change in unrealized appreciation (depreciation) of investments	1,019,312	2,272,744	1,458	125,387	(3,729,567)
Net increase (decrease) in net assets resulting from operations	6,084,087	10,057,560	2,813	222,350	4,575,524

Contract transactions
Contract purchase payments	1,005,968	2,157,972	44,506	431,299	744,754
Net transfers(1)	(688,218)	(372,639)	84,156	1,079,842	(1,456,769)
Transfers for policy loans	(495,613)	(190,945)	318	(2,612)	(263,220)
Policy charges	(795,175)	(1,866,599)	(7,560)	(68,574)	(977,147)
Contract terminations:
Surrender benefits	(1,701,786)	(2,414,268)	—	(12,229)	(1,930,769)
Death benefits	(5,325)	(154,745)	—	—	(43,820)
Increase (decrease) from transactions	(2,680,149)	(2,841,224)	121,420	1,427,726	(3,926,971)
Increase (decrease) in net assets	3,403,938	7,216,336	124,233	1,650,076	648,553
Net assets at beginning of year	40,870,531	66,710,313	61,972	594,591	51,893,354
Net assets at end of year	$44,274,469	$73,926,649	$186,205	$2,244,667	$52,541,907

Accumulation unit activity
Units outstanding at beginning of year	14,010,779	16,571,113	62,711	537,675	16,693,637
Units purchased	2,668,751	1,107,626	127,496	1,207,592	1,741,088
Units redeemed	(2,788,935)	(1,136,886)	(8,201)	(69,354)	(2,299,877)
Units outstanding at end of year	13,890,595	16,541,853	182,006	1,675,913	16,134,848
See accompanying notes to financial statements.
 88 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(120,779)	$132,708	$584,349	$55,712	$23,979
Net realized gain (loss) on sales of investments	(1,017,493)	7,328	397,810	100,360	(1,481,319)
Distributions from capital gains	—	60,691	338,869	—	—
Net change in unrealized appreciation (depreciation) of investments	4,232,366	409,724	1,973,081	1,294,261	4,542,123
Net increase (decrease) in net assets resulting from operations	3,094,094	610,451	3,294,109	1,450,333	3,084,783

Contract transactions
Contract purchase payments	537,446	530,471	545,440	1,560,354	809,916
Net transfers(1)	(805,874)	390,677	909,143	(228,578)	(176,399)
Transfers for policy loans	(201,430)	(37,230)	(187,607)	(110,877)	(344,630)
Policy charges	(527,709)	(204,015)	(615,330)	(542,612)	(532,110)
Contract terminations:
Surrender benefits	(1,291,665)	(8,685)	(1,143,527)	(113,529)	(1,394,583)
Death benefits	(5,637)	—	(16,101)	—	(8,845)
Increase (decrease) from transactions	(2,294,869)	671,218	(507,982)	564,758	(1,646,651)
Increase (decrease) in net assets	799,225	1,281,669	2,786,127	2,015,091	1,438,132
Net assets at beginning of year	27,287,184	3,756,454	23,385,649	11,247,750	27,417,812
Net assets at end of year	$28,086,409	$5,038,123	$26,171,776	$13,262,841	$28,855,944

Accumulation unit activity
Units outstanding at beginning of year	6,162,618	2,459,187	7,326,406	5,819,713	5,379,404
Units purchased	397,804	561,225	1,108,388	717,314	478,895
Units redeemed	(631,611)	(152,606)	(850,256)	(441,495)	(628,208)
Units outstanding at end of year	5,928,811	2,867,806	7,584,538	6,095,532	5,230,091
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 89

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl	Nom VIP Intl Core Eq, Std Cl
Operations
Investment income (loss) — net	$—	$—	$27,918	$418	$3,093
Net realized gain (loss) on sales of investments	34,439	31,022	22,161	26	4,619
Distributions from capital gains	209,125	70,955	169,710	1,315	11,378
Net change in unrealized appreciation (depreciation) of investments	201,715	46,506	142,077	23	35,474
Net increase (decrease) in net assets resulting from operations	445,279	148,483	361,866	1,782	54,564

Contract transactions
Contract purchase payments	229,365	22,877	73,443	8,939	102,455
Net transfers(1)	24,794	(29,828)	398,265	20,575	166,446
Transfers for policy loans	(1,708)	1,394	(44,523)	—	—
Policy charges	(103,085)	(46,751)	(42,169)	(1,949)	(12,695)
Contract terminations:
Surrender benefits	(16,947)	(27,213)	(62,169)	(87)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	132,419	(79,521)	322,847	27,478	256,206
Increase (decrease) in net assets	577,698	68,962	684,713	29,260	310,770
Net assets at beginning of year	3,141,962	1,187,568	2,064,807	4,566	166,683
Net assets at end of year	$3,719,660	$1,256,530	$2,749,520	$33,826	$477,453

Accumulation unit activity
Units outstanding at beginning of year	1,449,784	263,607	1,271,977	3,983	167,353
Units purchased	112,609	5,150	268,080	23,334	228,353
Units redeemed	(53,402)	(22,873)	(84,284)	(1,590)	(10,829)
Units outstanding at end of year	1,508,991	245,884	1,455,773	25,727	384,877
See accompanying notes to financial statements.
 90 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$504,125	$67,470	$44,549	$806,009	$313,302
Net realized gain (loss) on sales of investments	(198,770)	4,813	1,551	(205,084)	(2,821)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,278,497	119,244	160,521	1,189,068	320,758
Net increase (decrease) in net assets resulting from operations	1,583,852	191,527	206,621	1,789,993	631,239

Contract transactions
Contract purchase payments	356,042	89,866	6,271	394,717	1,193,236
Net transfers(1)	91,804	(32,089)	(1)	5,060,655	2,146,179
Transfers for policy loans	(200,305)	(1,941)	1,187	(424,360)	(61,047)
Policy charges	(274,877)	(44,657)	(13,061)	(320,856)	(353,885)
Contract terminations:
Surrender benefits	(616,487)	(2,286)	—	(1,238,971)	(11,444)
Death benefits	(14,012)	—	—	(7,673)	—
Increase (decrease) from transactions	(657,835)	8,893	(5,604)	3,463,512	2,913,039
Increase (decrease) in net assets	926,017	200,420	201,017	5,253,505	3,544,278
Net assets at beginning of year	11,981,709	1,298,451	952,130	19,557,880	5,672,786
Net assets at end of year	$12,907,726	$1,498,871	$1,153,147	$24,811,385	$9,217,064

Accumulation unit activity
Units outstanding at beginning of year	6,328,060	972,620	550,105	17,385,890	5,282,288
Units purchased	705,370	63,148	3,949	4,630,360	2,965,769
Units redeemed	(871,624)	(53,825)	(6,916)	(1,678,984)	(377,883)
Units outstanding at end of year	6,161,806	981,943	547,138	20,337,266	7,870,174
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 91

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA
Operations
Investment income (loss) — net	$—	$(112,419)	$284,213	$(41,454)	$5,885
Net realized gain (loss) on sales of investments	(3,524)	(388,550)	(35,533)	470,920	912
Distributions from capital gains	151,545	1,912,957	—	606,623	3,608
Net change in unrealized appreciation (depreciation) of investments	249,707	1,927,033	143,116	2,147,762	167,112
Net increase (decrease) in net assets resulting from operations	397,728	3,339,021	391,796	3,183,851	177,517

Contract transactions
Contract purchase payments	454,842	528,424	106,060	223,362	263,126
Net transfers(1)	278,763	(3,234,716)	167,654	1,755,199	714,140
Transfers for policy loans	(26,966)	(294,677)	33,822	(154,508)	(9,153)
Policy charges	(109,232)	(485,907)	(151,484)	(148,431)	(38,347)
Contract terminations:
Surrender benefits	(11,346)	(1,124,747)	(223,895)	(303,763)	(3,403)
Death benefits	—	(5,490)	—	(6,325)	—
Increase (decrease) from transactions	586,061	(4,617,113)	(67,843)	1,365,534	926,363
Increase (decrease) in net assets	983,789	(1,278,092)	323,953	4,549,385	1,103,880
Net assets at beginning of year	2,089,433	27,351,026	4,929,697	8,460,636	268,731
Net assets at end of year	$3,073,222	$26,072,934	$5,253,650	$13,010,021	$1,372,611

Accumulation unit activity
Units outstanding at beginning of year	1,831,916	7,249,315	1,639,348	3,851,950	251,674
Units purchased	627,235	800,669	101,011	1,139,103	738,583
Units redeemed	(122,961)	(1,577,478)	(123,867)	(361,052)	(38,547)
Units outstanding at end of year	2,336,190	6,472,506	1,616,492	4,630,001	951,710
See accompanying notes to financial statements.
 92 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$28,798	$306,918	$21,529	$(167,467)	$—
Net realized gain (loss) on sales of investments	4,529	4,536,906	186,029	48,122	156
Distributions from capital gains	120,382	16,695,708	741,839	4,952,548	—
Net change in unrealized appreciation (depreciation) of investments	333,291	(7,050,141)	(339,057)	(912,267)	119,247
Net increase (decrease) in net assets resulting from operations	487,000	14,489,391	610,340	3,920,936	119,403

Contract transactions
Contract purchase payments	471,386	2,296,901	115,052	646,510	103,057
Net transfers(1)	1,861,025	(3,754,441)	(161,395)	(378,008)	130,670
Transfers for policy loans	(419)	(979,154)	(253,651)	(66,697)	(19,424)
Policy charges	(88,916)	(4,119,408)	(68,781)	(900,951)	(46,988)
Contract terminations:
Surrender benefits	(38,569)	(6,920,372)	(415,559)	(1,390,841)	(1,797)
Death benefits	—	(83,547)	—	(1,221)	—
Increase (decrease) from transactions	2,204,507	(13,560,021)	(784,334)	(2,091,208)	165,518
Increase (decrease) in net assets	2,691,507	929,370	(173,994)	1,829,728	284,921
Net assets at beginning of year	1,267,214	153,068,552	6,503,403	31,457,636	694,778
Net assets at end of year	$3,958,721	$153,997,922	$6,329,409	$33,287,364	$979,699

Accumulation unit activity
Units outstanding at beginning of year	1,060,413	17,166,335	1,367,244	6,410,856	886,919
Units purchased	1,781,409	257,545	178,583	138,280	269,211
Units redeemed	(96,450)	(1,775,722)	(234,902)	(558,464)	(78,803)
Units outstanding at end of year	2,745,372	15,648,158	1,310,925	5,990,672	1,077,327
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 93

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,999)	$478,059	$122,998	$—	$(1,160,876)
Net realized gain (loss) on sales of investments	(39,335)	890,880	1,681,170	704,634	16,671,530
Distributions from capital gains	—	2,059,847	—	—	—
Net change in unrealized appreciation (depreciation) of investments	462,425	4,911,454	9,453,022	29,735,786	53,938,204
Net increase (decrease) in net assets resulting from operations	412,091	8,340,240	11,257,190	30,440,420	69,448,858

Contract transactions
Contract purchase payments	85,528	612,622	134,595	34,221,544	14,788,495
Net transfers(1)	906,405	(778,082)	1,565,669	12,831,039	(6,859,144)
Transfers for policy loans	(97,723)	(248,065)	(176,598)	(1,579,330)	(2,923,089)
Policy charges	(52,492)	(857,935)	(140,281)	(7,447,335)	(5,553,935)
Contract terminations:
Surrender benefits	(110,543)	(1,710,648)	(532,100)	(2,418,896)	(13,388,189)
Death benefits	—	(25,200)	—	—	(15,125)
Increase (decrease) from transactions	731,175	(3,007,308)	851,285	35,607,022	(13,950,987)
Increase (decrease) in net assets	1,143,266	5,332,932	12,108,475	66,047,442	55,497,871
Net assets at beginning of year	2,403,409	25,837,940	6,342,841	148,169,259	408,115,596
Net assets at end of year	$3,546,675	$31,170,872	$18,451,316	$214,216,701	$463,613,467

Accumulation unit activity
Units outstanding at beginning of year	3,063,624	6,926,396	4,459,088	91,189,499	152,909,579
Units purchased	1,159,862	145,750	818,049	27,099,537	9,822,542
Units redeemed	(305,381)	(825,791)	(356,665)	(6,505,104)	(12,256,980)
Units outstanding at end of year	3,918,105	6,246,355	4,920,472	111,783,932	150,475,141
See accompanying notes to financial statements.
 94 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(1,565,769)	$—	$(91,286)	$(84,616)	$—
Net realized gain (loss) on sales of investments	28,305,287	19,179	475,424	939,951	42,339
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	36,754,360	227,487	1,582,415	1,013,725	193,021
Net increase (decrease) in net assets resulting from operations	63,493,878	246,666	1,966,553	1,869,060	235,360

Contract transactions
Contract purchase payments	9,247,940	311,968	459,334	510,625	398,461
Net transfers(1)	(5,599,140)	531,354	80,546	(2,463,602)	(234,075)
Transfers for policy loans	(2,652,280)	(12,297)	(509,562)	(199,625)	(23,253)
Policy charges	(5,645,846)	(143,407)	(621,255)	(801,848)	(146,857)
Contract terminations:
Surrender benefits	(18,379,674)	(128)	(714,840)	(1,179,172)	(5,315)
Death benefits	(87,061)	—	(190,676)	(195,920)	—
Increase (decrease) from transactions	(23,116,061)	687,490	(1,496,453)	(4,329,542)	(11,039)
Increase (decrease) in net assets	40,377,817	934,156	470,100	(2,460,482)	224,321
Net assets at beginning of year	381,413,639	2,222,108	20,552,130	20,592,675	2,125,504
Net assets at end of year	$421,791,456	$3,156,264	$21,022,230	$18,132,193	$2,349,825

Accumulation unit activity
Units outstanding at beginning of year	144,226,400	1,903,099	14,399,484	14,357,009	1,719,577
Units purchased	17,218,057	669,773	845,292	829,141	303,280
Units redeemed	(18,387,575)	(127,746)	(1,805,697)	(3,555,525)	(314,029)
Units outstanding at end of year	143,056,882	2,445,126	13,439,079	11,630,625	1,708,828
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 95

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(13,360)	$—	$(13,099)	$—	$(145,967)
Net realized gain (loss) on sales of investments	119,559	4,050	78,666	278,334	2,446,192
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	239,859	58,466	221,803	4,835,503	4,341,398
Net increase (decrease) in net assets resulting from operations	346,058	62,516	287,370	5,113,837	6,641,623

Contract transactions
Contract purchase payments	173,166	54,510	9,324	4,922,590	1,651,660
Net transfers(1)	(12,040)	46,329	22,551	354,674	(3,074,899)
Transfers for policy loans	93,266	1,014	(28,766)	(153,718)	(371,438)
Policy charges	(133,329)	(43,295)	(80,483)	(1,765,217)	(1,047,366)
Contract terminations:
Surrender benefits	(194,710)	—	(81,865)	(352,484)	(2,283,844)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(73,647)	58,558	(159,239)	3,005,845	(5,125,887)
Increase (decrease) in net assets	272,411	121,074	128,131	8,119,682	1,515,736
Net assets at beginning of year	3,406,656	645,780	3,279,373	32,768,569	48,035,109
Net assets at end of year	$3,679,067	$766,854	$3,407,504	$40,888,251	$49,550,845

Accumulation unit activity
Units outstanding at beginning of year	2,547,967	560,565	2,678,618	22,909,551	29,718,250
Units purchased	408,726	83,795	281,419	3,433,334	1,483,338
Units redeemed	(480,152)	(35,973)	(391,890)	(1,478,058)	(4,454,539)
Units outstanding at end of year	2,476,541	608,387	2,568,147	24,864,827	26,747,049
See accompanying notes to financial statements.
 96 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(132,617)	$—	$(2,186,946)	$(4,334,464)
Net realized gain (loss) on sales of investments	306,751	971,079	1,834,684	29,272,931	61,823,336
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,856,470	3,939,331	50,571,294	85,219,440	91,998,117
Net increase (decrease) in net assets resulting from operations	3,163,221	4,777,793	52,405,978	112,305,425	149,486,989

Contract transactions
Contract purchase payments	4,206,814	1,427,410	62,324,739	29,512,719	24,733,776
Net transfers(1)	993,115	447,933	32,487,562	(11,048,322)	(20,061,003)
Transfers for policy loans	(74,238)	(295,206)	(3,867,257)	(5,826,909)	(7,669,439)
Policy charges	(1,640,122)	(1,116,018)	(15,557,562)	(15,709,096)	(20,541,460)
Contract terminations:
Surrender benefits	(457,576)	(798,074)	(2,600,167)	(29,513,640)	(54,603,812)
Death benefits	—	—	(157,209)	(347,367)	(810,091)
Increase (decrease) from transactions	3,027,993	(333,955)	72,630,106	(32,932,615)	(78,952,029)
Increase (decrease) in net assets	6,191,214	4,443,838	125,036,084	79,372,810	70,534,960
Net assets at beginning of year	22,387,402	37,778,760	290,533,337	749,866,534	1,026,006,161
Net assets at end of year	$28,578,616	$42,222,598	$415,569,421	$829,239,344	$1,096,541,121

Accumulation unit activity
Units outstanding at beginning of year	16,770,016	25,388,153	193,655,037	323,313,534	443,589,792
Units purchased	3,692,129	1,880,510	58,979,395	24,155,495	37,960,030
Units redeemed	(1,538,351)	(2,085,849)	(13,776,170)	(32,540,812)	(59,201,951)
Units outstanding at end of year	18,923,794	25,182,814	238,858,262	314,928,217	422,347,871
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 97

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Operations
Investment income (loss) — net	$—	$(210,625)	$(242,655)	$—	$(1,498,541)
Net realized gain (loss) on sales of investments	47,842	1,266,379	3,171,590	404,069	16,255,930
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	698,142	3,929,780	3,262,534	14,957,260	35,073,783
Net increase (decrease) in net assets resulting from operations	745,984	4,985,534	6,191,469	15,361,329	49,831,172

Contract transactions
Contract purchase payments	840,888	1,209,918	1,417,769	22,919,603	12,321,613
Net transfers(1)	738,563	457,872	1,079,943	7,199,444	(2,806,367)
Transfers for policy loans	77,304	(123,900)	(813,898)	(522,813)	(2,263,570)
Policy charges	(636,911)	(1,991,974)	(2,487,624)	(6,377,688)	(12,331,962)
Contract terminations:
Surrender benefits	—	(1,195,375)	(4,189,860)	(997,416)	(17,049,269)
Death benefits	—	(41,915)	(50,319)	—	(60,121)
Increase (decrease) from transactions	1,019,844	(1,685,374)	(5,043,989)	22,221,130	(22,189,676)
Increase (decrease) in net assets	1,765,828	3,300,160	1,147,480	37,582,459	27,641,496
Net assets at beginning of year	5,545,895	44,192,577	55,367,070	98,189,528	382,188,558
Net assets at end of year	$7,311,723	$47,492,737	$56,514,550	$135,771,987	$409,830,054

Accumulation unit activity
Units outstanding at beginning of year	4,364,579	26,072,803	33,080,296	70,462,154	189,189,852
Units purchased	1,230,158	2,119,885	3,652,136	20,205,671	12,388,748
Units redeemed	(474,872)	(2,917,204)	(6,025,613)	(5,306,890)	(20,873,931)
Units outstanding at end of year	5,119,865	25,275,484	30,706,819	85,360,935	180,704,669
See accompanying notes to financial statements.
 98 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(2,259,149)	$131,849	$36,238	$—	$—
Net realized gain (loss) on sales of investments	32,077,037	(2,034)	(3,674)	47,473	83,840
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	34,258,336	43,160	16,350	310,207	2,070
Net increase (decrease) in net assets resulting from operations	64,076,224	172,975	48,914	357,680	85,910

Contract transactions
Contract purchase payments	12,229,179	287,639	51,915	517,694	27,558
Net transfers(1)	(9,460,802)	601,132	50,127	244,372	(86,057)
Transfers for policy loans	(3,391,541)	(6,243)	(14,501)	(7,805)	(3,741)
Policy charges	(16,563,488)	(124,039)	(16,223)	(150,208)	(14,175)
Contract terminations:
Surrender benefits	(27,469,042)	(12,642)	(39,110)	(11,385)	(7,164)
Death benefits	(658,118)	—	—	—	—
Increase (decrease) from transactions	(45,313,812)	745,847	32,208	592,668	(83,579)
Increase (decrease) in net assets	18,762,412	918,822	81,122	950,348	2,331
Net assets at beginning of year	505,191,930	1,965,482	672,322	2,246,294	870,454
Net assets at end of year	$523,954,342	$2,884,304	$753,444	$3,196,642	$872,785

Accumulation unit activity
Units outstanding at beginning of year	251,029,361	1,816,243	569,973	1,033,753	205,504
Units purchased	20,399,386	787,901	82,662	338,126	6,112
Units redeemed	(37,834,737)	(127,567)	(57,239)	(74,823)	(29,482)
Units outstanding at end of year	233,594,010	2,476,577	595,396	1,297,056	182,134
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 99

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(35,031)	$76,303	$32,723	$56,148	$34,738
Net realized gain (loss) on sales of investments	934,306	16,570	26,837	4,049	25,759
Distributions from capital gains	—	239,498	113,694	65,191	55,977
Net change in unrealized appreciation (depreciation) of investments	88,046	860,575	378,088	1,175,363	1,000,209
Net increase (decrease) in net assets resulting from operations	987,321	1,192,946	551,342	1,300,751	1,116,683

Contract transactions
Contract purchase payments	134,016	1,026,170	97,770	1,134,950	413,622
Net transfers(1)	(446,477)	1,351,050	10,192	336,857	(108,992)
Transfers for policy loans	(71,136)	(42,140)	(49,533)	(62,411)	(120,292)
Policy charges	(138,192)	(230,479)	(32,646)	(301,500)	(120,376)
Contract terminations:
Surrender benefits	(462,824)	(35,520)	(154,135)	(26,139)	(235,880)
Death benefits	(3,388)	—	—	—	—
Increase (decrease) from transactions	(988,001)	2,069,081	(128,352)	1,081,757	(171,918)
Increase (decrease) in net assets	(680)	3,262,027	422,990	2,382,508	944,765
Net assets at beginning of year	8,209,450	4,153,097	2,265,654	6,920,923	6,478,276
Net assets at end of year	$8,208,770	$7,415,124	$2,688,644	$9,303,431	$7,423,041

Accumulation unit activity
Units outstanding at beginning of year	1,734,257	3,021,527	1,264,295	5,355,062	3,807,204
Units purchased	174,502	1,493,519	56,286	1,033,418	224,406
Units redeemed	(279,701)	(194,095)	(115,964)	(276,048)	(318,953)
Units outstanding at end of year	1,629,058	4,320,951	1,204,617	6,112,432	3,712,657
See accompanying notes to financial statements.
 100 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$108,391	$111,557	$—	$—	$—
Net realized gain (loss) on sales of investments	62,900	108,292	5,382	17,664	4,789
Distributions from capital gains	10,412	11,610	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,103,238	1,115,685	179,374	75,753	95,463
Net increase (decrease) in net assets resulting from operations	1,284,941	1,347,144	184,756	93,417	100,252

Contract transactions
Contract purchase payments	803,243	170,609	258,061	83,436	204,476
Net transfers(1)	722,954	435,523	144,684	(67,881)	161,727
Transfers for policy loans	(53,823)	(70,874)	(10,965)	617	(9,851)
Policy charges	(155,000)	(60,310)	(94,201)	(21,525)	(56,258)
Contract terminations:
Surrender benefits	(63,902)	(82,830)	(4,776)	(12,496)	(3,318)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,253,472	392,118	292,803	(17,849)	296,776
Increase (decrease) in net assets	2,538,413	1,739,262	477,559	75,568	397,028
Net assets at beginning of year	3,209,487	3,637,512	2,030,547	1,196,525	944,765
Net assets at end of year	$5,747,900	$5,376,774	$2,508,106	$1,272,093	$1,341,793

Accumulation unit activity
Units outstanding at beginning of year	2,623,605	2,209,957	1,452,567	457,851	687,355
Units purchased	1,043,203	321,233	285,098	32,199	273,340
Units redeemed	(190,128)	(108,666)	(78,348)	(38,768)	(51,344)
Units outstanding at end of year	3,476,680	2,422,524	1,659,317	451,282	909,351
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 101

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(46,060)	$—	$—	$—
Net realized gain (loss) on sales of investments	14,273	881,843	7,786	126,635	77,956
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	68,903	27,784	39,286	1,452,325	597,612
Net increase (decrease) in net assets resulting from operations	83,176	863,567	47,072	1,578,960	675,568

Contract transactions
Contract purchase payments	68,535	341,411	52,664	2,242,463	1,162,874
Net transfers(1)	(67,113)	(114,912)	(33,891)	363,314	80,718
Transfers for policy loans	329	(119,711)	(111)	(55,641)	17,190
Policy charges	(23,516)	(301,969)	(33,614)	(796,691)	(387,501)
Contract terminations:
Surrender benefits	(17,725)	(771,949)	—	(87,245)	(9,577)
Death benefits	—	(3,679)	—	—	—
Increase (decrease) from transactions	(39,490)	(970,809)	(14,952)	1,666,200	863,704
Increase (decrease) in net assets	43,686	(107,242)	32,120	3,245,160	1,539,272
Net assets at beginning of year	1,244,924	13,632,654	525,411	13,009,213	5,978,652
Net assets at end of year	$1,288,610	$13,525,412	$557,531	$16,254,373	$7,517,924

Accumulation unit activity
Units outstanding at beginning of year	512,223	5,138,336	408,931	8,509,106	4,252,291
Units purchased	29,127	1,002,359	39,605	1,630,902	865,313
Units redeemed	(46,177)	(853,036)	(52,222)	(594,192)	(272,962)
Units outstanding at end of year	495,173	5,287,659	396,314	9,545,816	4,844,642
See accompanying notes to financial statements.
 102 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$94,819	$23,201
Net realized gain (loss) on sales of investments	(422)	(1,422)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	29,887	12,293
Net increase (decrease) in net assets resulting from operations	124,284	34,072

Contract transactions
Contract purchase payments	149,373	21,361
Net transfers(1)	78,401	10,618
Transfers for policy loans	(8,000)	(12,327)
Policy charges	(83,217)	(7,550)
Contract terminations:
Surrender benefits	(6,160)	(1,417)
Death benefits	—	—
Increase (decrease) from transactions	130,397	10,685
Increase (decrease) in net assets	254,681	44,757
Net assets at beginning of year	1,190,948	336,830
Net assets at end of year	$1,445,629	$381,587

Accumulation unit activity
Units outstanding at beginning of year	995,359	237,671
Units purchased	180,964	21,390
Units redeemed	(77,520)	(14,178)
Units outstanding at end of year	1,098,803	244,883

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	See Note 9 in the Notes to Financial Statements.
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 103

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$6,881	$724,504	$13,279	$(302,333)	$316,399
Net realized gain (loss) on sales of investments	(10,285)	677,927	87,810	2,343,635	677,730
Distributions from capital gains	—	—	983,982	3,898,427	1,311,255
Net change in unrealized appreciation (depreciation) of investments	70,093	278,479	3,903,172	12,275,530	1,807,955
Net increase (decrease) in net assets resulting from operations	66,689	1,680,910	4,988,243	18,215,259	4,113,339

Contract transactions
Contract purchase payments	90,685	1,538,474	4,450,417	2,236,935	751,815
Net transfers(1)	49,432	(1,163,200)	1,456,294	(175,230)	1,502,024
Transfers for policy loans	(5,558)	(2,906)	(196,160)	(1,187,791)	(277,192)
Policy charges	(19,995)	(983,896)	(1,195,139)	(1,232,700)	(689,241)
Contract terminations:
Surrender benefits	(4,430)	(2,199,276)	(80,993)	(1,959,585)	(1,534,951)
Death benefits	—	—	—	(158,180)	—
Increase (decrease) from transactions	110,134	(2,810,804)	4,434,419	(2,476,551)	(247,545)
Increase (decrease) in net assets	176,823	(1,129,894)	9,422,662	15,738,708	3,865,794
Net assets at beginning of year	643,717	38,105,154	18,395,939	74,888,091	33,146,097
Net assets at end of year	$820,540	$36,975,260	$27,818,601	$90,626,799	$37,011,891

Accumulation unit activity
Units outstanding at beginning of year	473,859	20,837,195	9,180,419	11,905,281	8,304,982
Units purchased	144,514	3,778,622	2,535,905	1,351,016	2,676,787
Units redeemed	(67,164)	(4,347,100)	(632,748)	(1,066,690)	(1,301,402)
Units outstanding at end of year	551,209	20,268,717	11,083,576	12,189,607	9,680,367
See accompanying notes to financial statements.
 104 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$143,634	$2,553	$(65,077)	$—	$(88,420)
Net realized gain (loss) on sales of investments	85,695	2,310	283,425	(45,669)	(764,698)
Distributions from capital gains	959,768	92,577	1,736,646	—	—
Net change in unrealized appreciation (depreciation) of investments	831,407	28,459	381,588	1,218,159	5,263,782
Net increase (decrease) in net assets resulting from operations	2,020,504	125,899	2,336,582	1,172,490	4,410,664

Contract transactions
Contract purchase payments	360,059	162,315	366,604	1,570,292	1,018,414
Net transfers(1)	342,218	53,121	(513,235)	782,899	810,526
Transfers for policy loans	(75,995)	(1,693)	(244,103)	(7,728)	(412,189)
Policy charges	(281,777)	(43,699)	(331,427)	(413,666)	(493,119)
Contract terminations:
Surrender benefits	(908,222)	(11,177)	(654,918)	(61,579)	(1,253,948)
Death benefits	—	—	(287)	—	(51,201)
Increase (decrease) from transactions	(563,717)	158,867	(1,377,366)	1,870,218	(381,517)
Increase (decrease) in net assets	1,456,787	284,766	959,216	3,042,708	4,029,147
Net assets at beginning of year	14,027,804	713,695	16,501,599	5,562,060	24,229,139
Net assets at end of year	$15,484,591	$998,461	$17,460,815	$8,604,768	$28,258,286

Accumulation unit activity
Units outstanding at beginning of year	5,784,424	402,660	3,406,817	4,473,482	6,564,450
Units purchased	1,490,209	114,759	894,395	1,686,039	1,143,291
Units redeemed	(1,361,098)	(29,044)	(569,467)	(347,254)	(689,421)
Units outstanding at end of year	5,913,535	488,375	3,731,745	5,812,267	7,018,320
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 105

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$143,895	$595,221	$85,597	$64,622	$221,614
Net realized gain (loss) on sales of investments	37,935	1,098,661	22,257	(132,832)	318,695
Distributions from capital gains	105,264	525,251	691,703	1,133,107	314,032
Net change in unrealized appreciation (depreciation) of investments	695,729	3,382,829	14,928	31,021	2,086,479
Net increase (decrease) in net assets resulting from operations	982,823	5,601,962	814,485	1,095,918	2,940,820

Contract transactions
Contract purchase payments	481,103	394,965	1,601,127	355,486	309,353
Net transfers(1)	393,638	(1,577,209)	300,193	(703,305)	1,207,441
Transfers for policy loans	(19,609)	(288,717)	(105,984)	258,177	(260,949)
Policy charges	(148,875)	(248,037)	(534,297)	(279,414)	(313,795)
Contract terminations:
Surrender benefits	(15,575)	(519,967)	(98,627)	(578,137)	(627,584)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	690,682	(2,238,965)	1,162,412	(947,193)	314,466
Increase (decrease) in net assets	1,673,505	3,362,997	1,976,897	148,725	3,255,286
Net assets at beginning of year	2,147,383	15,383,455	8,370,266	13,138,911	15,641,073
Net assets at end of year	$3,820,888	$18,746,452	$10,347,163	$13,287,636	$18,896,359

Accumulation unit activity
Units outstanding at beginning of year	1,511,560	13,257,928	6,173,768	8,435,673	4,973,947
Units purchased	503,219	557,740	1,322,279	486,347	911,649
Units redeemed	(107,764)	(2,283,906)	(509,257)	(1,081,461)	(519,648)
Units outstanding at end of year	1,907,015	11,531,762	6,986,790	7,840,559	5,365,948
See accompanying notes to financial statements.
 106 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1
Operations
Investment income (loss) — net	$(438,231)	$619,044	$—	$(1,470,758)	$57,214
Net realized gain (loss) on sales of investments	(7,820,188)	(3,203,776)	80,100	13,451,775	(64,409)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	20,700,476	(3,145,195)	4,705,350	17,970,050	114,176
Net increase (decrease) in net assets resulting from operations	12,442,057	(5,729,927)	4,785,450	29,951,067	106,981

Contract transactions
Contract purchase payments	2,177,616	1,954,213	7,912,149	6,823,649	337,748
Net transfers(1)	(3,010,490)	(1,477,981)	11,388,467	11,781,659	(1,146)
Transfers for policy loans	(501,887)	(324,352)	(181,002)	(1,399,547)	(266)
Policy charges	(2,119,207)	(1,525,953)	(2,064,285)	(9,232,276)	(99,304)
Contract terminations:
Surrender benefits	(4,522,179)	(2,829,936)	(285,197)	(11,960,488)	(4,728)
Death benefits	(6,383)	(1,317)	—	(98,131)	—
Increase (decrease) from transactions	(7,982,530)	(4,205,326)	16,770,132	(4,085,134)	232,304
Increase (decrease) in net assets	4,459,527	(9,935,253)	21,555,582	25,865,933	339,285
Net assets at beginning of year	93,892,992	69,983,995	27,148,118	219,202,644	1,448,828
Net assets at end of year	$98,352,519	$60,048,742	$48,703,700	$245,068,577	$1,788,113

Accumulation unit activity
Units outstanding at beginning of year	22,136,144	26,323,823	17,369,019	68,176,804	989,064
Units purchased	5,154,195	4,032,927	11,316,727	6,632,917	220,473
Units redeemed	(3,949,914)	(3,760,526)	(1,484,947)	(6,772,125)	(71,255)
Units outstanding at end of year	23,340,425	26,596,224	27,200,799	68,037,596	1,138,282
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 107

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 1(2)	Col VP Corporate Bond, Cl 2
Operations
Investment income (loss) — net	$28,881	$—	$—	$3,302	$10,768
Net realized gain (loss) on sales of investments	(74,598)	138,323	288,078	630	(8,650)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	98,982	2,595,437	1,421,794	1,798	6,667
Net increase (decrease) in net assets resulting from operations	53,265	2,733,760	1,709,872	5,730	8,785

Contract transactions
Contract purchase payments	43,596	2,729,760	474,203	76,722	24,739
Net transfers(1)	(83,034)	3,618,080	1,492,665	247,461	(2,068)
Transfers for policy loans	5,045	(176,562)	(177,569)	—	(13,779)
Policy charges	(13,322)	(642,525)	(196,801)	(27,811)	(13,087)
Contract terminations:
Surrender benefits	(24,402)	(47,245)	(195,307)	(76)	(12,240)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(72,117)	5,481,508	1,397,191	296,296	(16,435)
Increase (decrease) in net assets	(18,852)	8,215,268	3,107,063	302,026	(7,650)
Net assets at beginning of year	814,000	9,923,019	6,932,178	—	336,595
Net assets at end of year	$795,148	$18,138,287	$10,039,241	$302,026	$328,945

Accumulation unit activity
Units outstanding at beginning of year	906,261	5,099,809	2,122,732	—	348,889
Units purchased	51,965	2,838,611	524,417	318,687	25,266
Units redeemed	(131,592)	(384,189)	(149,765)	(27,202)	(44,092)
Units outstanding at end of year	826,634	7,554,231	2,497,384	291,485	330,063
See accompanying notes to financial statements.
 108 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$522,952	$—	$—	$(2,514,268)	$—
Net realized gain (loss) on sales of investments	(551,279)	83,547	283,768	33,023,546	47,277
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	542,763	1,449,051	546,229	47,879,430	1,396,048
Net increase (decrease) in net assets resulting from operations	514,436	1,532,598	829,997	78,388,708	1,443,325

Contract transactions
Contract purchase payments	679,840	973,960	150,777	7,961,641	2,222,048
Net transfers(1)	1,726,338	1,992,775	(336,481)	(6,654,685)	1,487,082
Transfers for policy loans	37,805	(112,230)	558	(1,575,287)	63,999
Policy charges	(530,672)	(293,092)	(68,070)	(13,137,510)	(555,772)
Contract terminations:
Surrender benefits	(818,163)	(19,592)	(83,468)	(17,492,538)	(31,383)
Death benefits	—	—	—	(170,602)	—
Increase (decrease) from transactions	1,095,148	2,541,821	(336,684)	(31,068,981)	3,185,974
Increase (decrease) in net assets	1,609,584	4,074,419	493,313	47,319,727	4,629,299
Net assets at beginning of year	17,510,602	5,200,264	3,287,641	324,581,272	8,274,443
Net assets at end of year	$19,120,186	$9,274,683	$3,780,954	$371,900,999	$12,903,742

Accumulation unit activity
Units outstanding at beginning of year	14,956,531	3,041,557	872,277	86,364,479	5,592,195
Units purchased	2,989,930	1,474,264	35,245	5,231,824	2,325,042
Units redeemed	(1,637,634)	(212,733)	(109,665)	(10,397,024)	(361,353)
Units outstanding at end of year	16,308,827	4,303,088	797,857	81,199,279	7,555,884
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 109

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$—	$(997,494)	$113,436	$77,140	$280,551
Net realized gain (loss) on sales of investments	290,896	21,333,165	(89,046)	(370,426)	(3,278,866)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,870	8,312,062	504,885	697,844	4,987,908
Net increase (decrease) in net assets resulting from operations	677,766	28,647,733	529,275	404,558	1,989,593

Contract transactions
Contract purchase payments	226,520	4,695,597	2,015,067	551,833	1,327,231
Net transfers(1)	(613,568)	(4,091,005)	1,045,567	(247,413)	(1,980,082)
Transfers for policy loans	(63,017)	(1,876,421)	(45,451)	(60,248)	(200,590)
Policy charges	(111,759)	(5,201,527)	(471,894)	(143,878)	(902,750)
Contract terminations:
Surrender benefits	(118,689)	(10,129,959)	(53,250)	(183,856)	(1,793,183)
Death benefits	—	(168,563)	—	—	(497)
Increase (decrease) from transactions	(680,513)	(16,771,878)	2,490,039	(83,562)	(3,549,871)
Increase (decrease) in net assets	(2,747)	11,875,855	3,019,314	320,996	(1,560,278)
Net assets at beginning of year	5,013,525	200,757,579	8,424,584	7,462,149	41,192,655
Net assets at end of year	$5,010,778	$212,633,434	$11,443,898	$7,783,145	$39,632,377

Accumulation unit activity
Units outstanding at beginning of year	1,832,221	53,114,786	7,846,789	5,262,510	20,809,987
Units purchased	76,745	9,380,045	2,749,731	376,521	2,135,083
Units redeemed	(318,236)	(8,877,281)	(510,402)	(433,995)	(2,813,160)
Units outstanding at end of year	1,590,730	53,617,550	10,086,118	5,205,036	20,131,910
See accompanying notes to financial statements.
 110 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$51,420	$32,897	$993,362	$414,888	$2,591,196
Net realized gain (loss) on sales of investments	6,572	(14,814)	—	—	18
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,196	21,050	—	—	(17)
Net increase (decrease) in net assets resulting from operations	66,188	39,133	993,362	414,888	2,591,197

Contract transactions
Contract purchase payments	166,179	52,859	10,535,586	1,467,505	4,952,356
Net transfers(1)	(201,241)	(64,689)	(4,850,549)	758,727	25,271,887
Transfers for policy loans	20,819	3,881	1,121	13,501	(91,097)
Policy charges	(58,479)	(16,326)	(2,333,632)	(470,925)	(4,500,443)
Contract terminations:
Surrender benefits	(2,606)	(16,103)	(115,682)	(451,958)	(7,581,407)
Death benefits	—	—	—	—	(212,786)
Increase (decrease) from transactions	(75,328)	(40,378)	3,236,844	1,316,850	17,838,510
Increase (decrease) in net assets	(9,140)	(1,245)	4,230,206	1,731,738	20,429,707
Net assets at beginning of year	1,125,388	670,278	17,933,527	8,358,680	48,678,919
Net assets at end of year	$1,116,248	$669,033	$22,163,733	$10,090,418	$69,108,626

Accumulation unit activity
Units outstanding at beginning of year	1,088,713	536,765	16,606,313	7,654,560	46,489,988
Units purchased	175,898	44,455	9,464,965	1,990,059	28,444,852
Units redeemed	(249,587)	(76,417)	(6,524,591)	(822,004)	(11,870,078)
Units outstanding at end of year	1,015,024	504,803	19,546,687	8,822,615	63,064,762
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 111

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$271,888	$148,689	$2,565,996	$103,732	$58,987
Net realized gain (loss) on sales of investments	(2,213)	(6,263)	(508,165)	(1,528)	(22,927)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	39,723	28,034	986,227	(3,507)	26,260
Net increase (decrease) in net assets resulting from operations	309,398	170,460	3,044,058	98,697	62,320

Contract transactions
Contract purchase payments	1,026,285	174,679	1,495,312	365,618	98,179
Net transfers(1)	1,027,068	281,481	2,047,483	631,585	(12,467)
Transfers for policy loans	(13,671)	(20,101)	82,579	(5,271)	(39,519)
Policy charges	(266,793)	(59,043)	(1,329,400)	(95,513)	(36,377)
Contract terminations:
Surrender benefits	(41,724)	(25,892)	(1,951,495)	(1,833)	(12,885)
Death benefits	—	—	(50,106)	—	—
Increase (decrease) from transactions	1,731,165	351,124	294,373	894,586	(3,069)
Increase (decrease) in net assets	2,040,563	521,584	3,338,431	993,283	59,251
Net assets at beginning of year	3,579,410	2,246,592	46,807,604	1,212,625	1,079,433
Net assets at end of year	$5,619,973	$2,768,176	$50,146,035	$2,205,908	$1,138,684

Accumulation unit activity
Units outstanding at beginning of year	2,897,809	1,344,160	18,668,039	995,531	664,037
Units purchased	1,604,346	265,748	3,795,504	795,896	58,961
Units redeemed	(251,703)	(60,283)	(2,058,917)	(81,410)	(60,367)
Units outstanding at end of year	4,250,452	1,549,625	20,404,626	1,710,017	662,631
See accompanying notes to financial statements.
 112 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$894,325	$364,416	$158,365	$3,839,494	$—
Net realized gain (loss) on sales of investments	(482,382)	(22,254)	(71,544)	(2,330,774)	76,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	521,835	(213,860)	(27,211)	(341,742)	5,857,652
Net increase (decrease) in net assets resulting from operations	933,778	128,302	59,610	1,166,978	5,934,262

Contract transactions
Contract purchase payments	505,340	1,291,878	128,276	3,472,091	5,176,673
Net transfers(1)	1,605,200	2,316,538	638,571	7,201,118	4,449,529
Transfers for policy loans	(145,894)	(87,262)	(32,555)	(589,322)	(211,842)
Policy charges	(489,552)	(624,959)	(86,642)	(3,320,850)	(1,239,342)
Contract terminations:
Surrender benefits	(1,046,517)	(73,278)	(102,950)	(4,711,236)	(128,690)
Death benefits	—	—	—	(49,802)	—
Increase (decrease) from transactions	428,577	2,822,917	544,700	2,001,999	8,046,328
Increase (decrease) in net assets	1,362,355	2,951,219	604,310	3,168,977	13,980,590
Net assets at beginning of year	17,221,231	6,120,459	2,976,577	90,254,199	16,132,606
Net assets at end of year	$18,583,586	$9,071,678	$3,580,887	$93,423,176	$30,113,196

Accumulation unit activity
Units outstanding at beginning of year	7,802,622	5,756,599	2,463,371	59,504,188	7,914,853
Units purchased	1,191,499	3,342,462	632,742	8,992,767	3,992,029
Units redeemed	(797,411)	(731,686)	(183,070)	(6,040,594)	(657,447)
Units outstanding at end of year	8,196,710	8,367,375	2,913,043	62,456,361	11,249,435
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 113

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1
Operations
Investment income (loss) — net	$—	$(469,653)	$—	$(851,409)	$91,170
Net realized gain (loss) on sales of investments	476,250	9,681,609	483,063	14,666,891	6,881
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,524,910	17,436,338	21,485,561	31,913,544	8,739
Net increase (decrease) in net assets resulting from operations	3,001,160	26,648,294	21,968,624	45,729,026	106,790

Contract transactions
Contract purchase payments	531,781	1,795,608	24,553,051	5,413,656	387,247
Net transfers(1)	271,549	3,462,162	23,709,315	20,026,729	525,388
Transfers for policy loans	(147,759)	(810,893)	(1,194,263)	(3,169,961)	(4,274)
Policy charges	(219,470)	(1,908,917)	(5,341,682)	(3,505,514)	(183,662)
Contract terminations:
Surrender benefits	(289,118)	(4,704,627)	(652,608)	(8,926,795)	(6,253)
Death benefits	—	(16,402)	—	(18,360)	—
Increase (decrease) from transactions	146,983	(2,183,069)	41,073,813	9,819,755	718,446
Increase (decrease) in net assets	3,148,143	24,465,225	63,042,437	55,548,781	825,236
Net assets at beginning of year	9,687,883	87,092,623	74,619,130	187,839,472	2,152,155
Net assets at end of year	$12,836,026	$111,557,848	$137,661,567	$243,388,253	$2,977,391

Accumulation unit activity
Units outstanding at beginning of year	2,097,905	15,808,085	40,775,602	40,286,876	1,919,384
Units purchased	144,982	3,096,235	22,958,702	9,030,490	784,656
Units redeemed	(121,200)	(1,874,970)	(3,407,792)	(3,679,682)	(169,184)
Units outstanding at end of year	2,121,687	17,029,350	60,326,512	45,637,684	2,534,856
See accompanying notes to financial statements.
 114 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$479,190	$43,392	$28,226	$357,702	$172,093
Net realized gain (loss) on sales of investments	(15,283)	(29,551)	(42,660)	10,885	(1,414)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	150,335	(52,312)	(29,082)	(154,851)	(43,344)
Net increase (decrease) in net assets resulting from operations	614,242	(38,471)	(43,516)	213,736	127,335

Contract transactions
Contract purchase payments	222,109	291,314	44,814	2,045,912	233,688
Net transfers(1)	1,403,574	(111,345)	(293,169)	1,992,589	721,794
Transfers for policy loans	(176,750)	(6,985)	(11,197)	(53,887)	(149,578)
Policy charges	(334,512)	(78,031)	(23,342)	(390,803)	(73,349)
Contract terminations:
Surrender benefits	(533,077)	(2,648)	(3,781)	(30,137)	(104,322)
Death benefits	(15,644)	—	—	—	—
Increase (decrease) from transactions	565,700	92,305	(286,675)	3,563,674	628,233
Increase (decrease) in net assets	1,179,942	53,834	(330,191)	3,777,410	755,568
Net assets at beginning of year	14,863,218	823,032	1,059,122	7,414,052	3,717,486
Net assets at end of year	$16,043,160	$876,866	$728,931	$11,191,462	$4,473,054

Accumulation unit activity
Units outstanding at beginning of year	13,717,083	801,318	900,236	5,582,463	2,003,674
Units purchased	1,438,505	289,650	38,655	2,905,020	501,042
Units redeemed	(967,363)	(200,347)	(290,829)	(341,716)	(169,429)
Units outstanding at end of year	14,188,225	890,621	648,062	8,145,767	2,335,287
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 115

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$2,031,843	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	968,221	45,900	81,285	72,901	269,149
Distributions from capital gains	—	610,273	254,973	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,468,542)	1,498,757	390,698	1,055,544	500,407
Net increase (decrease) in net assets resulting from operations	1,531,522	2,154,930	726,956	1,128,445	769,556

Contract transactions
Contract purchase payments	2,235,868	1,738,199	128,452	2,164,329	326,223
Net transfers(1)	(554,129)	4,141,944	882,194	1,620,632	39,526
Transfers for policy loans	96,947	(45,366)	(60,965)	(183,814)	(165,000)
Policy charges	(2,516,173)	(394,404)	(34,284)	(488,094)	(99,666)
Contract terminations:
Surrender benefits	(2,898,271)	(51,251)	(60,459)	(85,185)	(210,126)
Death benefits	(58,043)	—	—	—	(166,878)
Increase (decrease) from transactions	(3,693,801)	5,389,122	854,938	3,027,868	(275,921)
Increase (decrease) in net assets	(2,162,279)	7,544,052	1,581,894	4,156,313	493,635
Net assets at beginning of year	56,156,320	5,139,175	2,135,323	8,278,953	6,438,109
Net assets at end of year	$53,994,041	$12,683,227	$3,717,217	$12,435,266	$6,931,744

Accumulation unit activity
Units outstanding at beginning of year	30,833,643	4,102,221	1,711,548	5,267,665	1,869,192
Units purchased	2,397,604	4,218,666	751,356	2,186,732	90,163
Units redeemed	(4,079,396)	(343,742)	(109,060)	(444,066)	(171,728)
Units outstanding at end of year	29,151,851	7,977,145	2,353,844	7,010,331	1,787,627
See accompanying notes to financial statements.
 116 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(167,615)	$—	$—	$(102,205)	$—
Net realized gain (loss) on sales of investments	1,997,709	19,613	123,472	1,866,091	47,099
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,209,440	1,533,529	613,840	2,934,096	511,629
Net increase (decrease) in net assets resulting from operations	4,039,534	1,553,142	737,312	4,697,982	558,728

Contract transactions
Contract purchase payments	661,661	1,258,627	189,136	509,009	1,121,086
Net transfers(1)	(1,434,025)	1,345,465	286,335	1,413,724	733,797
Transfers for policy loans	(494,157)	(5,026)	(75,426)	(113,379)	(4,403)
Policy charges	(488,739)	(372,055)	(85,715)	(488,329)	(238,094)
Contract terminations:
Surrender benefits	(1,363,898)	(17,697)	(136,978)	(1,041,557)	(33,472)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(3,119,158)	2,209,314	177,352	279,468	1,578,914
Increase (decrease) in net assets	920,376	3,762,456	914,664	4,977,450	2,137,642
Net assets at beginning of year	34,552,646	5,516,111	3,024,188	19,930,999	4,151,941
Net assets at end of year	$35,473,022	$9,278,567	$3,938,852	$24,908,449	$6,289,583

Accumulation unit activity
Units outstanding at beginning of year	7,889,105	3,467,737	937,337	4,170,273	2,601,129
Units purchased	537,207	1,472,572	134,163	1,100,706	1,058,438
Units redeemed	(907,821)	(224,049)	(81,896)	(543,737)	(158,323)
Units outstanding at end of year	7,518,491	4,716,260	989,604	4,727,242	3,501,244
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 117

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(91,881)	$—	$—	$(102,563)
Net realized gain (loss) on sales of investments	221,500	1,482,853	37,812	102,698	1,892,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	316,062	867,994	505,270	289,613	950,694
Net increase (decrease) in net assets resulting from operations	537,562	2,258,966	543,082	392,311	2,740,507

Contract transactions
Contract purchase payments	264,978	455,895	933,179	164,289	559,307
Net transfers(1)	(154,111)	(1,319,215)	582,806	(134,023)	(635,422)
Transfers for policy loans	(62,617)	(196,640)	(28,134)	(52,400)	(138,482)
Policy charges	(89,816)	(288,476)	(241,569)	(52,526)	(442,490)
Contract terminations:
Surrender benefits	(232,260)	(748,631)	(30,503)	(135,810)	(1,079,032)
Death benefits	—	(16,688)	—	—	(1,020)
Increase (decrease) from transactions	(273,826)	(2,113,755)	1,215,779	(210,470)	(1,737,139)
Increase (decrease) in net assets	263,736	145,211	1,758,861	181,841	1,003,368
Net assets at beginning of year	4,552,071	19,887,691	3,430,101	2,952,633	21,281,206
Net assets at end of year	$4,815,807	$20,032,902	$5,188,962	$3,134,474	$22,284,574

Accumulation unit activity
Units outstanding at beginning of year	1,411,581	4,679,536	2,460,314	1,017,280	5,090,102
Units purchased	75,732	332,477	1,004,841	52,890	1,096,857
Units redeemed	(157,140)	(588,141)	(198,453)	(120,032)	(878,446)
Units outstanding at end of year	1,330,173	4,423,872	3,266,702	950,138	5,308,513
See accompanying notes to financial statements.
 118 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$342,544	$119,349	$32,081	$11,661	$461,181
Net realized gain (loss) on sales of investments	(6,519)	(44,887)	(12,895)	(17,379)	(437,642)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,268	49,872	(1,026)	9,763	167,940
Net increase (decrease) in net assets resulting from operations	340,293	124,334	18,160	4,045	191,479

Contract transactions
Contract purchase payments	1,171,434	196,218	132,169	29,239	643,331
Net transfers(1)	2,185,813	(66,907)	145,116	(61,007)	(2,686)
Transfers for policy loans	(20,956)	(29,224)	(3,558)	(3,201)	3,236
Policy charges	(419,901)	(113,190)	(63,799)	(12,748)	(803,438)
Contract terminations:
Surrender benefits	(33,349)	(19,056)	(2,989)	(4,871)	(1,531,865)
Death benefits	—	(200)	—	—	(402)
Increase (decrease) from transactions	2,883,041	(32,359)	206,939	(52,588)	(1,691,824)
Increase (decrease) in net assets	3,223,334	91,975	225,099	(48,543)	(1,500,345)
Net assets at beginning of year	5,875,877	2,756,470	773,085	494,315	17,412,155
Net assets at end of year	$9,099,211	$2,848,445	$998,184	$445,772	$15,911,810

Accumulation unit activity
Units outstanding at beginning of year	5,184,633	1,982,352	774,225	439,850	14,745,039
Units purchased	2,892,667	137,731	280,067	25,929	1,352,196
Units redeemed	(408,907)	(159,923)	(70,095)	(74,331)	(2,703,596)
Units outstanding at end of year	7,668,393	1,960,160	984,197	391,448	13,393,639
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 119

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$175,516	$89,261	$21,355	$20,864	$11,210
Net realized gain (loss) on sales of investments	(523,899)	(4,418)	(7,902)	(41,557)	(52,191)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	647,044	(47,635)	(4,451)	9,046	31,292
Net increase (decrease) in net assets resulting from operations	298,661	37,208	9,002	(11,647)	(9,689)

Contract transactions
Contract purchase payments	182,487	335,784	66,933	198,017	48,080
Net transfers(1)	(234,494)	573,243	175,144	(111,687)	(185,349)
Transfers for policy loans	(110,607)	(9,393)	(35,194)	(11,513)	(3,645)
Policy charges	(144,754)	(111,142)	(13,421)	(61,911)	(13,996)
Contract terminations:
Surrender benefits	(321,957)	(21,126)	(8,014)	(11,498)	(5,494)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(629,325)	767,366	185,448	1,408	(160,404)
Increase (decrease) in net assets	(330,664)	804,574	194,450	(10,239)	(170,093)
Net assets at beginning of year	7,066,005	1,655,481	411,551	1,100,519	784,394
Net assets at end of year	$6,735,341	$2,460,055	$606,001	$1,090,280	$614,301

Accumulation unit activity
Units outstanding at beginning of year	8,556,367	1,581,739	352,672	1,057,876	666,064
Units purchased	446,538	861,858	207,653	190,392	41,024
Units redeemed	(1,148,403)	(134,135)	(48,855)	(190,513)	(179,111)
Units outstanding at end of year	7,854,502	2,309,462	511,470	1,057,755	527,977
See accompanying notes to financial statements.
 120 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$118,363	$77,918	$56,373	$—	$—
Net realized gain (loss) on sales of investments	(641,992)	(48,611)	(68,951)	45,927	162,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	389,596	261,028	237,703	971,096	494,164
Net increase (decrease) in net assets resulting from operations	(134,033)	290,335	225,125	1,017,023	656,922

Contract transactions
Contract purchase payments	257,280	488,837	126,864	1,099,501	255,183
Net transfers(1)	(1,084,708)	(112,625)	(128,886)	778,992	107,024
Transfers for policy loans	(26,288)	(9,162)	(31,327)	(43,654)	(149,742)
Policy charges	(234,160)	(140,666)	(46,678)	(283,742)	(103,360)
Contract terminations:
Surrender benefits	(434,597)	(4,570)	(56,543)	(38,195)	(49,989)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1,522,473)	221,814	(136,570)	1,512,902	59,116
Increase (decrease) in net assets	(1,656,506)	512,149	88,555	2,529,925	716,038
Net assets at beginning of year	9,562,783	2,822,005	2,322,534	4,266,136	3,149,921
Net assets at end of year	$7,906,277	$3,334,154	$2,411,089	$6,796,061	$3,865,959

Accumulation unit activity
Units outstanding at beginning of year	7,120,829	2,183,650	1,215,919	2,312,755	706,051
Units purchased	304,446	357,800	64,512	899,062	70,725
Units redeemed	(1,435,209)	(203,190)	(131,456)	(177,495)	(61,318)
Units outstanding at end of year	5,990,066	2,338,260	1,148,975	3,034,322	715,458
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 121

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$194,082	$18,395	$—
Net realized gain (loss) on sales of investments	73,727	48,194	(4,689)	(6,951)	32,541
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	329,595	226,270	(168,691)	(8,739)	966,569
Net increase (decrease) in net assets resulting from operations	403,322	274,464	20,702	2,705	999,110

Contract transactions
Contract purchase payments	752,339	123,538	665,436	24,322	2,267,547
Net transfers(1)	465,110	290,660	893,741	126,948	1,530,421
Transfers for policy loans	(14,710)	3,048	(43,340)	(5,383)	(72,115)
Policy charges	(229,444)	(71,132)	(180,035)	(6,097)	(439,423)
Contract terminations:
Surrender benefits	(39,110)	(58,813)	(5,799)	(10,022)	(17,363)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	934,185	287,301	1,330,003	129,768	3,269,067
Increase (decrease) in net assets	1,337,507	561,765	1,350,705	132,473	4,268,177
Net assets at beginning of year	3,322,002	2,195,330	4,109,630	376,605	9,312,398
Net assets at end of year	$4,659,509	$2,757,095	$5,460,335	$509,078	$13,580,575

Accumulation unit activity
Units outstanding at beginning of year	2,168,926	837,708	3,909,392	332,400	5,411,169
Units purchased	717,325	149,384	1,463,274	133,856	2,054,986
Units redeemed	(168,577)	(45,038)	(217,252)	(19,203)	(286,777)
Units outstanding at end of year	2,717,674	942,054	5,155,414	447,053	7,179,378
See accompanying notes to financial statements.
 122 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 1	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(190,517)	$—	$—	$—
Net realized gain (loss) on sales of investments	260,364	2,628,089	50,941	197,770	23,899
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	469,967	1,193,584	1,315,275	506,489	645,045
Net increase (decrease) in net assets resulting from operations	730,331	3,631,156	1,366,216	704,259	668,944

Contract transactions
Contract purchase payments	441,361	914,167	2,496,030	392,675	738,822
Net transfers(1)	113,655	(47,029)	1,082,590	(261,422)	953,208
Transfers for policy loans	(137,044)	(199,067)	(62,659)	(26,362)	(37,591)
Policy charges	(127,753)	(497,309)	(585,859)	(111,684)	(168,226)
Contract terminations:
Surrender benefits	(171,440)	(2,132,608)	(59,327)	(121,141)	(13,548)
Death benefits	—	(29,480)	—	—	—
Increase (decrease) from transactions	118,779	(1,991,326)	2,870,775	(127,934)	1,472,665
Increase (decrease) in net assets	849,110	1,639,830	4,236,991	576,325	2,141,609
Net assets at beginning of year	7,391,846	39,815,675	11,194,219	6,162,454	2,893,241
Net assets at end of year	$8,240,956	$41,455,505	$15,431,210	$6,738,779	$5,034,850

Accumulation unit activity
Units outstanding at beginning of year	1,937,757	7,905,747	7,325,945	1,995,015	1,725,858
Units purchased	139,239	1,456,026	2,136,712	118,931	952,769
Units redeemed	(106,345)	(1,018,165)	(422,438)	(156,254)	(122,366)
Units outstanding at end of year	1,970,651	8,343,608	9,040,219	1,957,692	2,556,261
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 123

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I
Operations
Investment income (loss) — net	$—	$—	$—	$25,110	$179,464
Net realized gain (loss) on sales of investments	120,032	20,487	69,463	3,793	28,054
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	329,563	1,598,600	690,064	(28,579)	(155,731)
Net increase (decrease) in net assets resulting from operations	449,595	1,619,087	759,527	324	51,787

Contract transactions
Contract purchase payments	146,157	1,162,169	255,777	37,555	1,286,145
Net transfers(1)	53,326	(24,569)	(485,958)	436,994	2,501,880
Transfers for policy loans	(94,240)	(26,525)	(35,199)	67	(72,178)
Policy charges	(48,369)	(400,685)	(81,447)	(5,803)	(217,255)
Contract terminations:
Surrender benefits	(83,760)	(1,155)	(16,750)	—	(93,774)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(26,886)	709,235	(363,577)	468,813	3,404,818
Increase (decrease) in net assets	422,709	2,328,322	395,950	469,137	3,456,605
Net assets at beginning of year	2,514,369	5,517,441	2,990,973	504,733	3,929,641
Net assets at end of year	$2,937,078	$7,845,763	$3,386,923	$973,870	$7,386,246

Accumulation unit activity
Units outstanding at beginning of year	764,907	3,803,365	874,819	438,233	3,400,544
Units purchased	60,177	718,797	67,624	387,877	3,109,349
Units redeemed	(62,658)	(280,457)	(163,350)	(4,758)	(313,003)
Units outstanding at end of year	762,426	4,241,705	779,093	821,352	6,196,890
See accompanying notes to financial statements.
 124 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A
Operations
Investment income (loss) — net	$7,374	$31,496	$5,004	$59,664	$69,088
Net realized gain (loss) on sales of investments	72,337	76,380	256	14,850	(6,951)
Distributions from capital gains	144,977	619,223	8,095	96,519	1,089
Net change in unrealized appreciation (depreciation) of investments	156,360	1,046,057	15,757	272,768	44,656
Net increase (decrease) in net assets resulting from operations	381,048	1,773,156	29,112	443,801	107,882

Contract transactions
Contract purchase payments	84,409	1,507,029	15,846	1,013,548	422,379
Net transfers(1)	1,087,854	3,412,393	253,169	1,304,440	310,156
Transfers for policy loans	(13,786)	(35,471)	680	(20,908)	(29,278)
Policy charges	(25,313)	(309,118)	(3,774)	(179,563)	(86,976)
Contract terminations:
Surrender benefits	(33,015)	(119,752)	—	(78,101)	(1,353)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,100,149	4,455,081	265,921	2,039,416	614,928
Increase (decrease) in net assets	1,481,197	6,228,237	295,033	2,483,217	722,810
Net assets at beginning of year	1,049,569	5,370,571	170,288	3,219,766	1,726,717
Net assets at end of year	$2,530,766	$11,598,808	$465,321	$5,702,983	$2,449,527

Accumulation unit activity
Units outstanding at beginning of year	798,794	4,070,430	153,606	2,894,665	1,376,311
Units purchased	788,998	3,265,674	227,690	1,953,296	562,811
Units redeemed	(45,530)	(314,894)	(3,167)	(238,573)	(90,863)
Units outstanding at end of year	1,542,262	7,021,210	378,129	4,609,388	1,848,259
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 125

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	EV VT Floating-Rate Inc, Inst Cl(2),(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$120,954	$1,452,895	$3,467	$66,930	$(618,981)
Net realized gain (loss) on sales of investments	(58,255)	(170,618)	(9)	81,827	8,627,861
Distributions from capital gains	2,360	—	—	4,459,094	20,934,898
Net change in unrealized appreciation (depreciation) of investments	128,767	79,397	164	3,539,692	16,782,013
Net increase (decrease) in net assets resulting from operations	193,826	1,361,674	3,622	8,147,543	45,725,791

Contract transactions
Contract purchase payments	123,346	339,217	16,782	5,786,704	3,492,721
Net transfers(1)	(305,058)	44,498	118,390	7,664,441	2,488,183
Transfers for policy loans	(101,356)	(90,185)	—	(143,159)	(2,258,364)
Policy charges	(88,958)	(406,558)	(2,583)	(1,548,866)	(2,878,228)
Contract terminations:
Surrender benefits	(89,203)	(1,036,038)	(2,089)	(158,169)	(8,324,214)
Death benefits	(24,386)	(17,069)	—	—	(141,743)
Increase (decrease) from transactions	(485,615)	(1,166,135)	130,500	11,600,951	(7,621,645)
Increase (decrease) in net assets	(291,789)	195,539	134,122	19,748,494	38,104,146
Net assets at beginning of year	4,134,787	19,852,748	—	21,012,917	141,468,506
Net assets at end of year	$3,842,998	$20,048,287	$134,122	$40,761,411	$179,572,652

Accumulation unit activity
Units outstanding at beginning of year	3,374,566	10,966,804	—	10,969,464	30,112,433
Units purchased	223,203	1,310,374	126,777	5,721,241	4,271,266
Units redeemed	(612,478)	(1,518,368)	(2,438)	(786,137)	(3,244,564)
Units outstanding at end of year	2,985,291	10,758,810	124,339	15,904,568	31,139,135
See accompanying notes to financial statements.
 126 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Init Cl(2)	Fid VIP Energy, Init Cl(2)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(2)
Operations
Investment income (loss) — net	$3,142	$2,276	$530,237	$422,199	$—
Net realized gain (loss) on sales of investments	2,674	254	2,468,844	4,267,947	26,802
Distributions from capital gains	—	—	4,291,642	3,199,682	—
Net change in unrealized appreciation (depreciation) of investments	(5,046)	(9,339)	4,830,462	1,038,868	130,682
Net increase (decrease) in net assets resulting from operations	770	(6,809)	12,121,185	8,928,696	157,484

Contract transactions
Contract purchase payments	46,758	40,296	925,346	954,011	107,485
Net transfers(1)	182,682	106,708	(390,962)	(772,095)	997,842
Transfers for policy loans	—	—	(443,854)	(696,028)	—
Policy charges	(6,596)	(3,999)	(1,458,735)	(917,346)	(26,237)
Contract terminations:
Surrender benefits	(89)	(113)	(3,100,699)	(1,671,719)	(314)
Death benefits	—	—	(8,972)	(1,866)	—
Increase (decrease) from transactions	222,755	142,892	(4,477,876)	(3,105,043)	1,078,776
Increase (decrease) in net assets	223,525	136,083	7,643,309	5,823,653	1,236,260
Net assets at beginning of year	—	—	58,697,888	42,563,302	—
Net assets at end of year	$223,525	$136,083	$66,341,197	$48,386,955	$1,236,260

Accumulation unit activity
Units outstanding at beginning of year	—	—	10,536,620	13,916,425	—
Units purchased	202,861	132,155	149,483	3,936,305	913,267
Units redeemed	(5,683)	(3,637)	(909,775)	(4,071,221)	(20,332)
Units outstanding at end of year	197,178	128,518	9,776,328	13,781,509	892,935
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 127

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Invest Gr, Init Cl(2)	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$18,132	$106,582	$(100,761)	$7,885	$216,034
Net realized gain (loss) on sales of investments	632	33,193	1,716,924	1,992,995	494,554
Distributions from capital gains	—	2,390,425	12,741,158	13,016,081	950,601
Net change in unrealized appreciation (depreciation) of investments	(22,723)	(130,334)	791,706	(328,936)	(876,095)
Net increase (decrease) in net assets resulting from operations	(3,959)	2,399,866	15,149,027	14,688,025	785,094

Contract transactions
Contract purchase payments	74,144	3,082,251	1,636,730	2,660,906	435,050
Net transfers(1)	589,291	3,519,639	(1,209,451)	(490,660)	1,804,561
Transfers for policy loans	—	(17,131)	(457,854)	(915,528)	8,349
Policy charges	(12,482)	(774,250)	(2,640,405)	(1,879,923)	(508,949)
Contract terminations:
Surrender benefits	(75)	(123,662)	(5,843,773)	(4,248,923)	(1,131,372)
Death benefits	—	—	(26,817)	(23,595)	(2,150)
Increase (decrease) from transactions	650,878	5,686,847	(8,541,570)	(4,897,723)	605,489
Increase (decrease) in net assets	646,919	8,086,713	6,607,457	9,790,302	1,390,583
Net assets at beginning of year	—	12,136,647	93,435,304	89,347,034	18,753,069
Net assets at end of year	$646,919	$20,223,360	$100,042,761	$99,137,336	$20,143,652

Accumulation unit activity
Units outstanding at beginning of year	—	7,806,120	16,316,280	32,730,228	6,791,360
Units purchased	646,503	3,786,935	257,582	8,072,639	776,779
Units redeemed	(12,115)	(522,266)	(1,602,520)	(7,800,065)	(590,442)
Units outstanding at end of year	634,388	11,070,789	14,971,342	33,002,802	6,977,697
See accompanying notes to financial statements.
 128 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1
Operations
Investment income (loss) — net	$218,581	$336,334	$94,702	$494,376	$169,270
Net realized gain (loss) on sales of investments	1,023,498	(1,615)	(5,121)	(728,496)	3,479
Distributions from capital gains	965,112	—	—	—	13,230
Net change in unrealized appreciation (depreciation) of investments	(1,438,318)	102,568	31,731	(84,996)	41,303
Net increase (decrease) in net assets resulting from operations	768,873	437,287	121,312	(319,116)	227,282

Contract transactions
Contract purchase payments	581,803	1,416,434	144,687	1,277,668	802,394
Net transfers(1)	1,983,194	1,994,160	740,438	283,194	187,930
Transfers for policy loans	(131,307)	(171,231)	(2,729)	(143,427)	849
Policy charges	(373,477)	(404,438)	(68,859)	(1,009,609)	(207,174)
Contract terminations:
Surrender benefits	(980,854)	(49,555)	(63,725)	(1,747,304)	(3,516)
Death benefits	(34,713)	—	—	(998)	—
Increase (decrease) from transactions	1,044,646	2,785,370	749,812	(1,340,476)	780,483
Increase (decrease) in net assets	1,813,519	3,222,657	871,124	(1,659,592)	1,007,765
Net assets at beginning of year	18,423,859	6,185,462	1,850,588	36,919,139	2,748,427
Net assets at end of year	$20,237,378	$9,408,119	$2,721,712	$35,259,547	$3,756,192

Accumulation unit activity
Units outstanding at beginning of year	9,129,719	5,366,432	1,346,672	16,097,872	2,092,975
Units purchased	2,682,988	2,854,289	620,503	3,017,428	722,012
Units redeemed	(1,931,215)	(526,001)	(94,795)	(2,498,621)	(153,126)
Units outstanding at end of year	9,881,492	7,694,720	1,872,380	16,616,679	2,661,861
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 129

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$560,272	$14,596	$279,120	$80,445	$251,487
Net realized gain (loss) on sales of investments	(59,755)	792	(324,083)	1,223	(829,499)
Distributions from capital gains	49,775	13,483	359,919	158,629	1,108,128
Net change in unrealized appreciation (depreciation) of investments	198,029	35,157	1,489,323	613,159	4,614,481
Net increase (decrease) in net assets resulting from operations	748,321	64,028	1,804,279	853,456	5,144,597

Contract transactions
Contract purchase payments	350,790	223,750	547,152	1,390,757	1,305,533
Net transfers(1)	1,097,783	(14,703)	(689,270)	883,058	(1,198,490)
Transfers for policy loans	(150,805)	—	(233,333)	(6,990)	(458,219)
Policy charges	(225,468)	(31,732)	(446,031)	(320,241)	(1,045,767)
Contract terminations:
Surrender benefits	(453,990)	—	(705,181)	(41,592)	(1,964,345)
Death benefits	—	—	(9,532)	—	(209)
Increase (decrease) from transactions	618,310	177,315	(1,536,195)	1,904,992	(3,361,497)
Increase (decrease) in net assets	1,366,631	241,343	268,084	2,758,448	1,783,100
Net assets at beginning of year	11,074,727	450,299	17,014,583	6,171,918	47,554,979
Net assets at end of year	$12,441,358	$691,642	$17,282,667	$8,930,366	$49,338,079

Accumulation unit activity
Units outstanding at beginning of year	7,495,374	337,267	6,314,374	4,162,366	11,783,472
Units purchased	952,718	159,267	1,190,224	1,450,196	2,395,659
Units redeemed	(541,970)	(31,914)	(1,231,775)	(235,765)	(1,780,311)
Units outstanding at end of year	7,906,122	464,620	6,272,823	5,376,797	12,398,820
See accompanying notes to financial statements.
 130 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$466,580	$31,613	$96,862	$(99,183)	$(62,655)
Net realized gain (loss) on sales of investments	1,180,955	35,910	2,977,185	437,433	581,097
Distributions from capital gains	5,117,645	560,814	8,384,832	—	—
Net change in unrealized appreciation (depreciation) of investments	3,239,236	462,716	3,123,306	4,973,532	4,205,798
Net increase (decrease) in net assets resulting from operations	10,004,416	1,091,053	14,582,185	5,311,782	4,724,240

Contract transactions
Contract purchase payments	1,947,895	134,931	1,013,861	274,552	343,056
Net transfers(1)	(1,951,118)	511,704	(1,772,805)	18,473	577,278
Transfers for policy loans	(793,182)	(66,820)	(495,466)	(118,824)	(201,913)
Policy charges	(2,235,753)	(161,204)	(1,207,235)	(402,773)	(334,337)
Contract terminations:
Surrender benefits	(4,827,768)	(285,587)	(3,743,621)	(1,018,487)	(916,286)
Death benefits	(44,663)	(1,020)	(1,308)	(696)	—
Increase (decrease) from transactions	(7,904,589)	132,004	(6,206,574)	(1,247,755)	(532,202)
Increase (decrease) in net assets	2,099,827	1,223,057	8,375,611	4,064,027	4,192,038
Net assets at beginning of year	87,191,417	6,041,556	54,892,363	15,867,737	14,109,167
Net assets at end of year	$89,291,244	$7,264,613	$63,267,974	$19,931,764	$18,301,205

Accumulation unit activity
Units outstanding at beginning of year	19,257,700	1,111,386	10,905,161	4,088,459	3,815,705
Units purchased	3,834,695	103,063	2,028,540	89,608	946,161
Units redeemed	(3,428,404)	(90,163)	(1,969,451)	(350,087)	(896,968)
Units outstanding at end of year	19,663,991	1,124,286	10,964,250	3,827,980	3,864,898
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 131

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$54,137	$231,958	$190,748	$(6,474)	$(73,095)
Net realized gain (loss) on sales of investments	(1,925)	(153,288)	256,156	1,716,409	(110,441)
Distributions from capital gains	—	—	1,244,080	9,504,595	—
Net change in unrealized appreciation (depreciation) of investments	(31,646)	72,471	347,620	13,576,637	3,400,591
Net increase (decrease) in net assets resulting from operations	20,566	151,141	2,038,604	24,791,167	3,217,055

Contract transactions
Contract purchase payments	197,986	185,841	277,540	2,766,441	347,930
Net transfers(1)	152,144	(338,784)	3,968,706	(1,896,241)	585,225
Transfers for policy loans	(1,512)	(83,250)	(112,841)	(786,790)	(140,248)
Policy charges	(60,090)	(125,835)	(232,935)	(4,215,821)	(350,292)
Contract terminations:
Surrender benefits	(4,302)	(309,466)	(415,093)	(5,920,627)	(804,992)
Death benefits	—	(3,353)	(53,089)	(167,813)	(1,190)
Increase (decrease) from transactions	284,226	(674,847)	3,432,288	(10,220,851)	(363,567)
Increase (decrease) in net assets	304,792	(523,706)	5,470,892	14,570,316	2,853,488
Net assets at beginning of year	615,936	4,496,926	12,339,068	104,070,966	13,709,603
Net assets at end of year	$920,728	$3,973,220	$17,809,960	$118,641,282	$16,563,091

Accumulation unit activity
Units outstanding at beginning of year	517,580	3,354,789	3,104,266	21,634,381	9,919,786
Units purchased	280,014	214,594	1,311,202	502,219	1,223,302
Units redeemed	(52,783)	(702,962)	(199,662)	(2,367,171)	(1,421,162)
Units outstanding at end of year	744,811	2,866,421	4,215,806	19,769,429	9,721,926
See accompanying notes to financial statements.
 132 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser I
Operations
Investment income (loss) — net	$293,203	$222,851	$31,686	$739,873	$—
Net realized gain (loss) on sales of investments	111,498	126,790	1,300	(524,164)	8,417
Distributions from capital gains	812,829	109,582	—	—	483,106
Net change in unrealized appreciation (depreciation) of investments	1,154,313	(455,030)	(2,537)	490,297	605,241
Net increase (decrease) in net assets resulting from operations	2,371,843	4,193	30,449	706,006	1,096,764

Contract transactions
Contract purchase payments	370,004	496,053	171,808	1,044,148	1,391,625
Net transfers(1)	109,364	(57,735)	83,671	2,445,408	201,798
Transfers for policy loans	(121,806)	(131,960)	581	5,524	(85,534)
Policy charges	(321,026)	(390,093)	(55,659)	(936,217)	(336,521)
Contract terminations:
Surrender benefits	(633,252)	(1,041,628)	(10,467)	(1,582,927)	(51,399)
Death benefits	(647)	—	—	(385)	—
Increase (decrease) from transactions	(597,363)	(1,125,363)	189,934	975,551	1,119,969
Increase (decrease) in net assets	1,774,480	(1,121,170)	220,383	1,681,557	2,216,733
Net assets at beginning of year	18,820,518	20,525,149	801,973	30,475,871	6,451,281
Net assets at end of year	$20,594,998	$19,403,979	$1,022,356	$32,157,428	$8,668,014

Accumulation unit activity
Units outstanding at beginning of year	6,835,539	8,802,149	785,604	21,299,834	4,124,446
Units purchased	635,350	1,008,136	249,045	3,074,345	920,915
Units redeemed	(746,899)	(1,175,226)	(63,846)	(1,904,850)	(270,814)
Units outstanding at end of year	6,723,990	8,635,059	970,803	22,469,329	4,774,547
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 133

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II
Operations
Investment income (loss) — net	$(132,806)	$—	$(118,940)	$(87,811)	$—
Net realized gain (loss) on sales of investments	150,401	4,492	613,832	358,637	23,086
Distributions from capital gains	1,961,036	331,898	1,267,635	982,001	64,139
Net change in unrealized appreciation (depreciation) of investments	2,647,115	595,305	1,964,343	4,976,636	200,893
Net increase (decrease) in net assets resulting from operations	4,625,746	931,695	3,726,870	6,229,463	288,118

Contract transactions
Contract purchase payments	881,445	1,507,709	899,628	926,311	41,127
Net transfers(1)	(490,828)	2,004,640	1,942,709	1,821,573	573,610
Transfers for policy loans	(656,000)	(40,813)	(497,296)	(178,335)	(9,229)
Policy charges	(521,184)	(312,972)	(505,270)	(522,776)	(10,150)
Contract terminations:
Surrender benefits	(1,405,376)	(48,651)	(1,054,121)	(968,414)	(9,897)
Death benefits	(18,231)	—	—	(52,668)	—
Increase (decrease) from transactions	(2,210,174)	3,109,913	785,650	1,025,691	585,461
Increase (decrease) in net assets	2,415,572	4,041,608	4,512,520	7,255,154	873,579
Net assets at beginning of year	30,674,190	5,987,535	30,299,554	18,077,780	605,322
Net assets at end of year	$33,089,762	$10,029,143	$34,812,074	$25,332,934	$1,478,901

Accumulation unit activity
Units outstanding at beginning of year	8,086,157	3,807,924	7,036,627	3,928,386	511,035
Units purchased	567,132	2,090,576	1,261,192	2,143,823	444,140
Units redeemed	(882,137)	(238,206)	(439,933)	(487,531)	(22,414)
Units outstanding at end of year	7,771,152	5,660,294	7,857,886	5,584,678	932,761
See accompanying notes to financial statements.
 134 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst
Operations
Investment income (loss) — net	$(291,070)	$529,396	$103,902	$24,519	$135,037
Net realized gain (loss) on sales of investments	2,986,363	176,853	64,994	389,273	(10,424)
Distributions from capital gains	—	—	—	1,048,053	—
Net change in unrealized appreciation (depreciation) of investments	13,390,693	2,401,216	630,349	1,751,763	(72,407)
Net increase (decrease) in net assets resulting from operations	16,085,986	3,107,465	799,245	3,213,608	52,206

Contract transactions
Contract purchase payments	1,019,577	5,967,691	396,014	312,605	720,904
Net transfers(1)	478,618	4,693,276	271,122	(270,733)	522,222
Transfers for policy loans	(785,864)	(97,582)	(1,373)	(356,856)	(3,110)
Policy charges	(899,807)	(1,664,751)	(152,815)	(428,791)	(152,364)
Contract terminations:
Surrender benefits	(2,129,677)	(128,797)	(123,745)	(838,593)	(3,718)
Death benefits	—	—	—	(40,722)	—
Increase (decrease) from transactions	(2,317,153)	8,769,837	389,203	(1,623,090)	1,083,934
Increase (decrease) in net assets	13,768,833	11,877,302	1,188,448	1,590,518	1,136,140
Net assets at beginning of year	52,440,928	17,770,341	5,137,711	22,304,143	1,921,534
Net assets at end of year	$66,209,761	$29,647,643	$6,326,159	$23,894,661	$3,057,674

Accumulation unit activity
Units outstanding at beginning of year	6,351,083	12,005,591	3,292,863	3,427,922	1,781,805
Units purchased	806,442	6,511,528	390,392	57,211	1,144,640
Units redeemed	(584,018)	(1,164,271)	(162,042)	(357,273)	(145,562)
Units outstanding at end of year	6,573,507	17,352,848	3,521,213	3,127,860	2,780,883
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 135

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv
Operations
Investment income (loss) — net	$45,738	$339,093	$2,725	$(78,408)	$—
Net realized gain (loss) on sales of investments	(30,032)	978,762	157,440	1,235,715	4,360
Distributions from capital gains	—	—	259,200	608,812	—
Net change in unrealized appreciation (depreciation) of investments	(5,372)	656,554	2,234,497	4,052,802	42,451
Net increase (decrease) in net assets resulting from operations	10,334	1,974,409	2,653,862	5,818,921	46,811

Contract transactions
Contract purchase payments	81,227	1,213,740	1,644,184	474,139	105,456
Net transfers(1)	1,852	970,199	(204,319)	1,225,516	(44,935)
Transfers for policy loans	(6,272)	(189,730)	(67,748)	(136,375)	101
Policy charges	(23,745)	(992,382)	(405,553)	(335,566)	(33,757)
Contract terminations:
Surrender benefits	(43,076)	(2,237,546)	(157,868)	(942,678)	(28,787)
Death benefits	—	(33,228)	—	(66,366)	—
Increase (decrease) from transactions	9,986	(1,268,947)	808,696	218,670	(1,922)
Increase (decrease) in net assets	20,320	705,462	3,462,558	6,037,591	44,889
Net assets at beginning of year	1,167,076	39,311,819	7,098,221	16,640,612	506,745
Net assets at end of year	$1,187,396	$40,017,281	$10,560,779	$22,678,203	$551,634

Accumulation unit activity
Units outstanding at beginning of year	983,002	17,173,319	3,714,615	3,292,522	445,968
Units purchased	67,833	2,014,664	725,647	742,810	88,532
Units redeemed	(66,726)	(1,949,263)	(355,905)	(325,348)	(87,656)
Units outstanding at end of year	984,109	17,238,720	4,084,357	3,709,984	446,844
See accompanying notes to financial statements.
 136 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC(2)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(2)
Operations
Investment income (loss) — net	$(5,205)	$16,918	$105,999	$128,738	$4,939
Net realized gain (loss) on sales of investments	3,447	53	(40,271)	145,102	1,006
Distributions from capital gains	—	—	—	—	4,514
Net change in unrealized appreciation (depreciation) of investments	108,639	(9,190)	165,168	(1,754)	1,107
Net increase (decrease) in net assets resulting from operations	106,881	7,781	230,896	272,086	11,566

Contract transactions
Contract purchase payments	51,244	90,667	300,374	302,704	42,473
Net transfers(1)	(63,348)	310,666	27,749	(634,051)	158,836
Transfers for policy loans	(3,509)	(492)	(121,383)	19,559	—
Policy charges	(27,181)	(9,220)	(183,424)	(300,668)	(5,436)
Contract terminations:
Surrender benefits	(62,331)	(77)	(534,216)	(614,444)	(103)
Death benefits	—	—	(31,477)	(162)	—
Increase (decrease) from transactions	(105,125)	391,544	(542,377)	(1,227,062)	195,770
Increase (decrease) in net assets	1,756	399,325	(311,481)	(954,976)	207,336
Net assets at beginning of year	1,302,582	—	10,425,928	12,087,618	—
Net assets at end of year	$1,304,338	$399,325	$10,114,447	$11,132,642	$207,336

Accumulation unit activity
Units outstanding at beginning of year	943,204	—	5,765,425	4,648,762	—
Units purchased	57,917	384,120	1,122,670	119,719	195,519
Units redeemed	(127,965)	(9,212)	(1,144,474)	(555,358)	(5,024)
Units outstanding at end of year	873,156	374,908	5,743,621	4,213,123	190,495
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 137

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	MFS Gbl Real Est, Init Cl(2)	MFS Intl Gro, Init Cl(2)	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$1,013,141	$1,616,528	$889	$3,217	$(176,419)
Net realized gain (loss) on sales of investments	1,362,054	1,760,666	31	1,129	1,328,569
Distributions from capital gains	2,378,310	3,724,322	—	1,045	4,574,168
Net change in unrealized appreciation (depreciation) of investments	(1,213,274)	(1,498,362)	(1,799)	(7,876)	1,560,310
Net increase (decrease) in net assets resulting from operations	3,540,231	5,603,154	(879)	(2,485)	7,286,628

Contract transactions
Contract purchase payments	1,187,633	2,478,149	7,669	212,631	852,180
Net transfers(1)	(1,172,024)	157,298	56,978	397,182	(1,618,332)
Transfers for policy loans	(441,666)	(122,898)	—	—	(454,190)
Policy charges	(795,208)	(1,840,905)	(1,717)	(12,654)	(965,431)
Contract terminations:
Surrender benefits	(1,590,735)	(2,953,386)	(79)	(83)	(2,301,243)
Death benefits	(85,091)	—	—	—	(96,168)
Increase (decrease) from transactions	(2,897,091)	(2,281,742)	62,851	597,076	(4,583,184)
Increase (decrease) in net assets	643,140	3,321,412	61,972	594,591	2,703,444
Net assets at beginning of year	40,227,391	63,388,901	—	—	49,189,910
Net assets at end of year	$40,870,531	$66,710,313	$61,972	$594,591	$51,893,354

Accumulation unit activity
Units outstanding at beginning of year	14,406,378	16,048,956	—	—	17,980,666
Units purchased	2,697,542	1,859,371	64,370	548,867	1,387,603
Units redeemed	(3,093,141)	(1,337,214)	(1,659)	(11,192)	(2,674,632)
Units outstanding at end of year	14,010,779	16,571,113	62,711	537,675	16,693,637
See accompanying notes to financial statements.
 138 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(129,170)	$80,309	$385,496	$—	$(76,510)
Net realized gain (loss) on sales of investments	(1,931,797)	(18,607)	186,972	(345,578)	(5,525,271)
Distributions from capital gains	—	99,101	667,872	—	—
Net change in unrealized appreciation (depreciation) of investments	3,665,561	208,474	1,113,878	3,676,523	13,909,524
Net increase (decrease) in net assets resulting from operations	1,604,594	369,277	2,354,218	3,330,945	8,307,743

Contract transactions
Contract purchase payments	615,055	556,376	665,094	1,857,635	928,047
Net transfers(1)	(1,206,594)	(101,018)	(948,085)	(620,934)	(2,836,390)
Transfers for policy loans	(84,974)	(8,666)	(157,886)	(172,355)	(129,282)
Policy charges	(561,951)	(183,184)	(620,028)	(477,051)	(460,481)
Contract terminations:
Surrender benefits	(1,137,105)	(6,505)	(1,222,252)	(37,536)	(761,594)
Death benefits	(193)	—	(23,406)	—	(46,089)
Increase (decrease) from transactions	(2,375,762)	257,003	(2,306,563)	549,759	(3,305,789)
Increase (decrease) in net assets	(771,168)	626,280	47,655	3,880,704	5,001,954
Net assets at beginning of year	28,058,352	3,130,174	23,337,994	7,367,046	22,415,858
Net assets at end of year	$27,287,184	$3,756,454	$23,385,649	$11,247,750	$27,417,812

Accumulation unit activity
Units outstanding at beginning of year	5,965,499	2,288,141	7,480,609	5,406,268	5,727,534
Units purchased	985,449	381,058	1,109,963	1,284,412	674,029
Units redeemed	(788,330)	(210,012)	(1,264,166)	(870,967)	(1,022,159)
Units outstanding at end of year	6,162,618	2,459,187	7,326,406	5,819,713	5,379,404
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 139

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	NB AMT Quality Eq, Cl I	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP Asset Strategy, Std Cl(2)	Nom VIP Intl Core Eq, Std Cl(4)
Operations
Investment income (loss) — net	$6,302	$—	$34,098	$78	$965
Net realized gain (loss) on sales of investments	12,118	29,313	12,773	16	(161)
Distributions from capital gains	135,775	50,261	78,618	164	175
Net change in unrealized appreciation (depreciation) of investments	449,403	148,583	109,142	(96)	(4,796)
Net increase (decrease) in net assets resulting from operations	603,598	228,157	234,631	162	(3,817)

Contract transactions
Contract purchase payments	257,395	76,551	72,151	2,268	39,373
Net transfers(1)	92,417	67,285	(53,542)	3,022	134,104
Transfers for policy loans	(2,541)	(1,088)	(55,775)	—	—
Policy charges	(95,953)	(45,971)	(45,238)	(886)	(2,977)
Contract terminations:
Surrender benefits	(6,298)	(14,667)	(71,064)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	245,020	82,110	(153,468)	4,404	170,500
Increase (decrease) in net assets	848,618	310,267	81,163	4,566	166,683
Net assets at beginning of year	2,293,344	877,301	1,983,644	—	—
Net assets at end of year	$3,141,962	$1,187,568	$2,064,807	$4,566	$166,683

Accumulation unit activity
Units outstanding at beginning of year	1,331,685	244,436	1,374,196	—	—
Units purchased	171,206	34,193	57,758	4,776	170,252
Units redeemed	(53,107)	(15,022)	(159,977)	(793)	(2,899)
Units outstanding at end of year	1,449,784	263,607	1,271,977	3,983	167,353
See accompanying notes to financial statements.
 140 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$707,192	$82,239	$31,883	$600,810	$194,575
Net realized gain (loss) on sales of investments	(308,120)	632	1,073	(239,342)	(2,876)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(29,417)	(35,653)	60,011	(73,039)	(77,677)
Net increase (decrease) in net assets resulting from operations	369,655	47,218	92,967	288,429	114,022

Contract transactions
Contract purchase payments	359,567	153,909	6,853	383,806	886,585
Net transfers(1)	(36,232)	13,456	(1,607)	4,931,498	1,243,320
Transfers for policy loans	(112,712)	(4,904)	(125)	(162,033)	(28,412)
Policy charges	(291,618)	(40,595)	(11,746)	(265,595)	(253,042)
Contract terminations:
Surrender benefits	(437,230)	(8,803)	(993)	(662,834)	(55,316)
Death benefits	(578)	—	—	(21,593)	—
Increase (decrease) from transactions	(518,803)	113,063	(7,618)	4,203,249	1,793,135
Increase (decrease) in net assets	(149,148)	160,281	85,349	4,491,678	1,907,157
Net assets at beginning of year	12,130,857	1,138,170	866,781	15,066,202	3,765,629
Net assets at end of year	$11,981,709	$1,298,451	$952,130	$19,557,880	$5,672,786

Accumulation unit activity
Units outstanding at beginning of year	6,334,133	886,233	554,652	13,672,696	3,600,661
Units purchased	799,640	127,594	4,103	4,716,645	1,997,764
Units redeemed	(805,713)	(41,207)	(8,650)	(1,003,451)	(316,137)
Units outstanding at end of year	6,328,060	972,620	550,105	17,385,890	5,282,288
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 141

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(2)
Operations
Investment income (loss) — net	$10,230	$6,179	$258,255	$154,578	$3
Net realized gain (loss) on sales of investments	12,895	446,310	(80,435)	185,837	(120)
Distributions from capital gains	63,072	1,300,662	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(119,915)	(1,328,994)	164,123	(104,956)	(8,195)
Net increase (decrease) in net assets resulting from operations	(33,718)	424,157	341,943	235,459	(8,312)

Contract transactions
Contract purchase payments	503,774	611,329	107,519	233,747	37,934
Net transfers(1)	455,184	(652,833)	21,691	858,135	248,198
Transfers for policy loans	(7,239)	(346,255)	(74,454)	(116,891)	(965)
Policy charges	(84,227)	(553,738)	(155,569)	(153,864)	(8,017)
Contract terminations:
Surrender benefits	—	(933,848)	(271,208)	(313,679)	(107)
Death benefits	—	(7,581)	—	(32,033)	—
Increase (decrease) from transactions	867,492	(1,882,926)	(372,021)	475,415	277,043
Increase (decrease) in net assets	833,774	(1,458,769)	(30,078)	710,874	268,731
Net assets at beginning of year	1,255,659	28,809,795	4,959,775	7,749,762	—
Net assets at end of year	$2,089,433	$27,351,026	$4,929,697	$8,460,636	$268,731

Accumulation unit activity
Units outstanding at beginning of year	1,119,591	7,115,911	1,769,204	3,397,639	—
Units purchased	786,354	986,951	65,118	1,019,779	259,836
Units redeemed	(74,029)	(853,547)	(194,974)	(565,468)	(8,162)
Units outstanding at end of year	1,831,916	7,249,315	1,639,348	3,851,950	251,674
See accompanying notes to financial statements.
 142 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$209	$(447,995)	$(9,852)	$(167,943)	$—
Net realized gain (loss) on sales of investments	1,314	5,576,137	350,094	(19,651)	(8,029)
Distributions from capital gains	718	958,857	40,517	2,113,510	—
Net change in unrealized appreciation (depreciation) of investments	14,517	24,058,548	840,333	1,798,300	(79,421)
Net increase (decrease) in net assets resulting from operations	16,758	30,145,547	1,221,092	3,724,216	(87,450)

Contract transactions
Contract purchase payments	158,651	2,537,263	114,882	746,829	120,021
Net transfers(1)	1,105,749	(3,171,971)	(2,053)	(480,276)	(55,644)
Transfers for policy loans	—	(1,543,786)	(104,017)	(182,421)	(9,130)
Policy charges	(13,724)	(4,380,743)	(66,583)	(946,504)	(43,562)
Contract terminations:
Surrender benefits	(220)	(7,735,051)	(147,234)	(1,311,880)	(1,015)
Death benefits	—	(48,334)	(15,490)	(104)	—
Increase (decrease) from transactions	1,250,456	(14,342,622)	(220,495)	(2,174,356)	10,670
Increase (decrease) in net assets	1,267,214	15,802,925	1,000,597	1,549,860	(76,780)
Net assets at beginning of year	—	137,265,627	5,502,806	29,907,776	771,558
Net assets at end of year	$1,267,214	$153,068,552	$6,503,403	$31,457,636	$694,778

Accumulation unit activity
Units outstanding at beginning of year	—	18,872,294	1,184,296	6,886,435	875,335
Units purchased	1,071,835	303,852	402,270	167,508	143,088
Units redeemed	(11,422)	(2,009,811)	(219,322)	(643,087)	(131,504)
Units outstanding at end of year	1,060,413	17,166,335	1,367,244	6,410,856	886,919
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 143

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(9,585)	$552,727	$180,360	$—	$(1,121,756)
Net realized gain (loss) on sales of investments	(164,433)	985,286	171,296	597,718	18,393,188
Distributions from capital gains	—	2,181,782	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(153,145)	(4,347,304)	554,795	14,373,408	30,860,447
Net increase (decrease) in net assets resulting from operations	(327,163)	(627,509)	906,451	14,971,126	48,131,879

Contract transactions
Contract purchase payments	85,373	729,240	123,172	28,526,553	16,085,719
Net transfers(1)	(13,092)	(330,831)	(480,905)	11,697,915	(5,049,983)
Transfers for policy loans	(14,685)	(234,250)	(165,169)	(986,118)	(3,141,180)
Policy charges	(49,080)	(924,433)	(103,504)	(5,964,295)	(5,747,982)
Contract terminations:
Surrender benefits	(109,274)	(1,472,106)	(269,861)	(768,268)	(19,237,062)
Death benefits	—	(23,737)	—	—	(2,227)
Increase (decrease) from transactions	(100,758)	(2,256,117)	(896,267)	32,505,787	(17,092,715)
Increase (decrease) in net assets	(427,921)	(2,883,626)	10,184	47,476,913	31,039,164
Net assets at beginning of year	2,831,330	28,721,566	6,332,657	100,692,346	377,076,432
Net assets at end of year	$2,403,409	$25,837,940	$6,342,841	$148,169,259	$408,115,596

Accumulation unit activity
Units outstanding at beginning of year	3,195,080	7,472,386	5,083,840	70,330,482	156,718,839
Units purchased	304,124	182,210	508,901	25,807,884	12,833,735
Units redeemed	(435,580)	(728,200)	(1,133,653)	(4,948,867)	(16,642,995)
Units outstanding at end of year	3,063,624	6,926,396	4,459,088	91,189,499	152,909,579
See accompanying notes to financial statements.
 144 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(1,545,217)	$—	$(91,436)	$(92,492)	$—
Net realized gain (loss) on sales of investments	22,042,688	62,880	342,817	436,339	19,158
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,753,956	37,777	549,585	470,627	111,449
Net increase (decrease) in net assets resulting from operations	45,251,427	100,657	800,966	814,474	130,607

Contract transactions
Contract purchase payments	9,905,612	372,193	667,415	643,442	346,601
Net transfers(1)	(5,742,560)	(1,055,370)	1,085,166	1,440,932	152,000
Transfers for policy loans	(6,634,578)	(95)	(263,823)	(147,357)	(536)
Policy charges	(5,571,747)	(138,003)	(679,626)	(892,634)	(151,407)
Contract terminations:
Surrender benefits	(16,180,934)	—	(1,825,425)	(2,401,877)	(13,265)
Death benefits	(7,443)	—	—	—	—
Increase (decrease) from transactions	(24,231,650)	(821,275)	(1,016,293)	(1,357,494)	333,393
Increase (decrease) in net assets	21,019,777	(720,618)	(215,327)	(543,020)	464,000
Net assets at beginning of year	360,393,862	2,942,726	20,767,457	21,135,695	1,661,504
Net assets at end of year	$381,413,639	$2,222,108	$20,552,130	$20,592,675	$2,125,504

Accumulation unit activity
Units outstanding at beginning of year	148,630,806	2,638,428	14,939,865	15,252,062	1,440,271
Units purchased	13,862,177	324,715	2,494,731	1,813,592	416,473
Units redeemed	(18,266,583)	(1,060,044)	(3,035,112)	(2,708,645)	(137,167)
Units outstanding at end of year	144,226,400	1,903,099	14,399,484	14,357,009	1,719,577
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 145

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(14,321)	$—	$(9,849)	$—	$(146,079)
Net realized gain (loss) on sales of investments	97,325	1,543	15,022	564,647	1,828,869
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	130,780	27,805	89,969	2,909,158	3,435,570
Net increase (decrease) in net assets resulting from operations	213,784	29,348	95,142	3,473,805	5,118,360

Contract transactions
Contract purchase payments	50,364	65,641	8,379	5,160,711	1,920,536
Net transfers(1)	(15,281)	2,723	741,997	(1,368,067)	(660,114)
Transfers for policy loans	9,339	(6,389)	14,580	(231,017)	(616,098)
Policy charges	(150,373)	(46,715)	(95,402)	(1,634,257)	(1,014,334)
Contract terminations:
Surrender benefits	(138,737)	(974)	(132,249)	(336,520)	(782,376)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(244,688)	14,286	537,305	1,590,850	(1,152,386)
Increase (decrease) in net assets	(30,904)	43,634	632,447	5,064,655	3,965,974
Net assets at beginning of year	3,437,560	602,146	2,646,926	27,703,914	44,069,135
Net assets at end of year	$3,406,656	$645,780	$3,279,373	$32,768,569	$48,035,109

Accumulation unit activity
Units outstanding at beginning of year	2,743,131	547,019	2,244,701	21,742,417	30,490,473
Units purchased	310,328	61,128	644,737	3,738,487	2,378,575
Units redeemed	(505,492)	(47,582)	(210,820)	(2,571,353)	(3,150,798)
Units outstanding at end of year	2,547,967	560,565	2,678,618	22,909,551	29,718,250
See accompanying notes to financial statements.
 146 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(133,822)	$—	$(2,154,149)	$(4,348,233)
Net realized gain (loss) on sales of investments	116,069	1,353,009	249,141	30,552,764	55,394,633
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,656,583	2,114,532	24,254,053	46,787,762	51,145,379
Net increase (decrease) in net assets resulting from operations	1,772,652	3,333,719	24,503,194	75,186,377	102,191,779

Contract transactions
Contract purchase payments	4,609,915	1,401,878	49,226,793	30,441,831	28,495,027
Net transfers(1)	1,024,395	(1,336,315)	31,519,631	(10,719,664)	(17,754,858)
Transfers for policy loans	(157,020)	(275,474)	(1,828,494)	(9,550,855)	(7,772,782)
Policy charges	(1,478,614)	(1,122,736)	(12,313,865)	(17,808,402)	(20,685,144)
Contract terminations:
Surrender benefits	(227,396)	(2,709,942)	(1,719,633)	(37,211,997)	(54,787,763)
Death benefits	—	—	(3,019)	(450,152)	(65,681)
Increase (decrease) from transactions	3,771,280	(4,042,589)	64,881,413	(45,299,239)	(72,571,200)
Increase (decrease) in net assets	5,543,932	(708,870)	89,384,607	29,887,138	29,620,579
Net assets at beginning of year	16,843,470	38,487,630	201,148,730	719,979,396	996,385,583
Net assets at end of year	$22,387,402	$37,778,760	$290,533,337	$749,866,534	$1,026,006,161

Accumulation unit activity
Units outstanding at beginning of year	13,843,088	28,242,829	149,201,088	339,295,232	464,107,766
Units purchased	4,366,712	2,455,268	55,348,477	26,090,031	43,962,050
Units redeemed	(1,439,784)	(5,309,944)	(10,894,528)	(42,071,729)	(64,480,024)
Units outstanding at end of year	16,770,016	25,388,153	193,655,037	323,313,534	443,589,792
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 147

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 1	VP Mod, Cl 2
Operations
Investment income (loss) — net	$—	$(197,886)	$(251,772)	$—	$(1,527,587)
Net realized gain (loss) on sales of investments	31,007	1,362,717	2,962,484	198,120	17,413,765
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	285,226	1,240,849	493,790	6,365,335	14,865,826
Net increase (decrease) in net assets resulting from operations	316,233	2,405,680	3,204,502	6,563,455	30,752,004

Contract transactions
Contract purchase payments	1,161,269	1,371,212	3,112,925	20,980,891	13,516,810
Net transfers(1)	332,733	1,920,472	(222,409)	10,087,491	(11,011,967)
Transfers for policy loans	(23,582)	5,857	(84,273)	48,430	(2,139,190)
Policy charges	(501,385)	(1,954,416)	(2,583,611)	(5,074,328)	(12,558,116)
Contract terminations:
Surrender benefits	(24,400)	(2,399,947)	(3,795,313)	(854,817)	(16,913,024)
Death benefits	—	—	(498,990)	(3,003)	(258,289)
Increase (decrease) from transactions	944,635	(1,056,822)	(4,071,671)	25,184,664	(29,363,776)
Increase (decrease) in net assets	1,260,868	1,348,858	(867,169)	31,748,119	1,388,228
Net assets at beginning of year	4,285,027	42,843,719	56,234,239	66,441,409	380,800,330
Net assets at end of year	$5,545,895	$44,192,577	$55,367,070	$98,189,528	$382,188,558

Accumulation unit activity
Units outstanding at beginning of year	3,598,939	26,414,744	34,753,277	51,969,789	201,445,498
Units purchased	1,205,504	3,594,122	4,599,992	22,864,941	13,513,508
Units redeemed	(439,864)	(3,936,063)	(6,272,973)	(4,372,576)	(25,769,154)
Units outstanding at end of year	4,364,579	26,072,803	33,080,296	70,462,154	189,189,852
See accompanying notes to financial statements.
 148 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(2,321,747)	$58,419	$20,853	$—	$—
Net realized gain (loss) on sales of investments	28,009,144	(3,240)	(7,973)	14,910	50,810
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,836,838	(19,148)	(200)	327,253	74,987
Net increase (decrease) in net assets resulting from operations	40,524,235	36,031	12,680	342,163	125,797

Contract transactions
Contract purchase payments	14,070,061	251,528	45,700	467,553	34,287
Net transfers(1)	(11,019,934)	498,736	39,041	325,149	206,071
Transfers for policy loans	(3,090,085)	4,661	(14,043)	(3,657)	23,864
Policy charges	(17,257,736)	(93,696)	(16,967)	(100,935)	(13,014)
Contract terminations:
Surrender benefits	(22,823,178)	—	(15,029)	(4,858)	(55,057)
Death benefits	(219,218)	—	—	—	—
Increase (decrease) from transactions	(40,340,090)	661,229	38,702	683,252	196,151
Increase (decrease) in net assets	184,145	697,260	51,382	1,025,415	321,948
Net assets at beginning of year	505,007,785	1,268,222	620,940	1,220,879	548,506
Net assets at end of year	$505,191,930	$1,965,482	$672,322	$2,246,294	$870,454

Accumulation unit activity
Units outstanding at beginning of year	265,810,460	1,198,318	537,016	693,531	159,411
Units purchased	24,221,778	705,161	72,318	393,641	62,699
Units redeemed	(39,002,877)	(87,236)	(39,361)	(53,419)	(16,606)
Units outstanding at end of year	251,029,361	1,816,243	569,973	1,033,753	205,504
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 149

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(34,925)	$42,671	$22,582	$40,360	$30,948
Net realized gain (loss) on sales of investments	718,044	957	(15,698)	(2,830)	(1,470)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	847,169	131,601	104,760	(188,223)	(133,700)
Net increase (decrease) in net assets resulting from operations	1,530,288	175,229	111,644	(150,693)	(104,222)

Contract transactions
Contract purchase payments	147,841	782,155	155,659	1,114,991	531,707
Net transfers(1)	263,385	378,230	(46,063)	903,103	31,893
Transfers for policy loans	(43,095)	(7,479)	(70,337)	(34,132)	(86,327)
Policy charges	(141,576)	(158,975)	(31,706)	(257,386)	(135,255)
Contract terminations:
Surrender benefits	(334,277)	(15,208)	(38,325)	(38,345)	(121,318)
Death benefits	(1,079)	—	—	—	—
Increase (decrease) from transactions	(108,801)	978,723	(30,772)	1,688,231	220,700
Increase (decrease) in net assets	1,421,487	1,153,952	80,872	1,537,538	116,478
Net assets at beginning of year	6,787,963	2,999,145	2,184,782	5,383,385	6,361,798
Net assets at end of year	$8,209,450	$4,153,097	$2,265,654	$6,920,923	$6,478,276

Accumulation unit activity
Units outstanding at beginning of year	1,739,039	2,309,855	1,287,241	4,116,508	3,686,045
Units purchased	131,953	842,729	86,734	1,479,639	312,775
Units redeemed	(136,735)	(131,057)	(109,680)	(241,085)	(191,616)
Units outstanding at end of year	1,734,257	3,021,527	1,264,295	5,355,062	3,807,204
See accompanying notes to financial statements.
 150 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$72,517	$95,349	$—	$—	$—
Net realized gain (loss) on sales of investments	16,988	44,372	1,347	10,509	1,996
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,200	8,105	243,841	166,065	57,839
Net increase (decrease) in net assets resulting from operations	98,705	147,826	245,188	176,574	59,835

Contract transactions
Contract purchase payments	456,012	230,817	260,919	84,408	186,298
Net transfers(1)	373,401	(377,000)	616,233	152,466	45,414
Transfers for policy loans	(315)	12,395	(527)	(2,079)	(1,339)
Policy charges	(113,094)	(55,370)	(77,573)	(24,737)	(49,710)
Contract terminations:
Surrender benefits	(7,137)	(77,414)	(5,768)	(23,472)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	708,867	(266,572)	793,284	186,586	180,663
Increase (decrease) in net assets	807,572	(118,746)	1,038,472	363,160	240,498
Net assets at beginning of year	2,401,915	3,756,258	992,075	833,365	704,267
Net assets at end of year	$3,209,487	$3,637,512	$2,030,547	$1,196,525	$944,765

Accumulation unit activity
Units outstanding at beginning of year	2,054,249	2,380,282	844,834	378,532	553,195
Units purchased	667,018	146,467	671,763	99,991	172,850
Units redeemed	(97,662)	(316,792)	(64,030)	(20,672)	(38,690)
Units outstanding at end of year	2,623,605	2,209,957	1,452,567	457,851	687,355
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 151

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(52,936)	$—	$—	$—
Net realized gain (loss) on sales of investments	10,566	1,275,516	3,130	43,125	111,275
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	75,690	(249,568)	39,792	1,693,198	575,621
Net increase (decrease) in net assets resulting from operations	86,256	973,012	42,922	1,736,323	686,896

Contract transactions
Contract purchase payments	79,638	383,436	65,974	2,075,202	853,014
Net transfers(1)	(63,445)	(268,725)	40,845	483,123	472,625
Transfers for policy loans	(2,414)	(155,429)	—	(6,022)	(446,141)
Policy charges	(27,586)	(310,089)	(38,513)	(735,509)	(354,527)
Contract terminations:
Surrender benefits	(7,250)	(811,354)	—	(91,266)	(59,858)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(21,057)	(1,162,161)	68,306	1,725,528	465,113
Increase (decrease) in net assets	65,199	(189,149)	111,228	3,461,851	1,152,009
Net assets at beginning of year	1,179,725	13,821,803	414,183	9,547,362	4,826,643
Net assets at end of year	$1,244,924	$13,632,654	$525,411	$13,009,213	$5,978,652

Accumulation unit activity
Units outstanding at beginning of year	522,788	4,826,473	353,518	7,332,965	3,894,173
Units purchased	34,518	1,389,623	86,468	1,754,345	998,898
Units redeemed	(45,083)	(1,077,760)	(31,055)	(578,204)	(640,780)
Units outstanding at end of year	512,223	5,138,336	408,931	8,509,106	4,252,291
See accompanying notes to financial statements.
 152 ■ RiverSource Variable Life Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$74,489	$19,751
Net realized gain (loss) on sales of investments	(4,524)	(5,317)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	6,460	5,631
Net increase (decrease) in net assets resulting from operations	76,425	20,065

Contract transactions
Contract purchase payments	148,336	16,462
Net transfers(1)	25,073	38,820
Transfers for policy loans	(14,075)	(9,986)
Policy charges	(75,910)	(7,322)
Contract terminations:
Surrender benefits	(5,034)	(8,773)
Death benefits	—	—
Increase (decrease) from transactions	78,390	29,201
Increase (decrease) in net assets	154,815	49,266
Net assets at beginning of year	1,036,133	287,564
Net assets at end of year	$1,190,948	$336,830

Accumulation unit activity
Units outstanding at beginning of year	927,114	216,266
Units purchased	150,219	39,999
Units redeemed	(81,974)	(18,594)
Units outstanding at end of year	995,359	237,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(3)	See Note 9 in the Notes to Financial Statements.
(4)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
RiverSource Variable Life Separate Account ■ 153

Notes to Financial Statements
1.
ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.
The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.
RiverSource® Single Premium Variable Life Insurance (SPVL)*
RiverSource Succession Select® Variable Life Insurance (Succession Select)*
RiverSource® Variable Second-To-Die Life Insurance (V2D)*
RiverSource® Variable Universal Life Insurance (VUL)
RiverSource® Variable Universal Life Insurance III (VUL III)
RiverSource® Variable Universal Life IV (VUL IV)
RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)
RiverSource® Variable Universal Life 5 (VUL 5)
RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)
RiverSource® Variable Universal Life 6 Insurance (VUL 6)
RiverSource® Single Premium Variable Life Insurance Policy (RVS SPVL)*
RiverSource® Survivorship Variable Universal Life Insurance (SVUL)
RiverSource® Variable Universal Life 6 Insurance v3 (VUL 6 v3)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
 154 ■ RiverSource Variable Life Separate Account

Division	Fund
Col VP Corporate Bond, Cl 1
Columbia Variable Portfolio – Corporate Bond Fund (Class 1)(1)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 1), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 1) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 1) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 1) sometime during the second quarter of 2026)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
RiverSource Variable Life Separate Account ■ 155

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 1) sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 1) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® – CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1) (renamed CTIVP® – TCW Total Return Bond Fund (Class 1) sometime during the second quarter of 2026)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 1	CTIVP® – Wellington Large Cap Value Fund (Class 1) (previously CTIVP® – MFS® Value Fund (Class 1))
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP® – Westfield Select Large Cap Growth Fund (Class 1)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT EAFE Intl Index, Cl I	CVT EAFE International Index Portfolio – Class I
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl I	CVT Nasdaq 100 Index Portfolio – Class I
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl I	CVT Russell 2000® Small Cap Index Portfolio – Class I
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
EV VT Floating-Rate Inc, Inst Cl	Eaton Vance VT Floating-Rate Income Fund – Institutional Class(1)(2)
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Init Cl	Fidelity® VIP Emerging Markets Portfolio Initial Class(1)
Fid VIP Energy, Init Cl	Fidelity® VIP Energy Portfolio Initial Class(1)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Init Cl	Fidelity® VIP Growth Opportunities Portfolio Initial Class(1)
Fid VIP Invest Gr, Init Cl	Fidelity® VIP Investment Grade Bond Portfolio Initial Class(1)
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
 156 ■ RiverSource Variable Life Separate Account

Division	Fund
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(1)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Std Cl II	LVIP American Century Mid Cap Value Fund, Standard Class II(1)(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
MFS Gbl Real Est, Init Cl	MFS® Global Real Estate Portfolio – Initial Class(1)
MFS Intl Gro, Init Cl	MFS® International Growth Portfolio – Initial Class(1)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl I	Neuberger Berman AMT Quality Equity Portfolio (Class I) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
RiverSource Variable Life Separate Account ■ 157

Division	Fund
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP Asset Strategy, Std Cl	Nomura VIP Asset Strategy Series – Standard Class(1) (previously Macquarie VIP Asset Strategy Series – Standard Class)
Nom VIP Intl Core Eq, Std Cl	Nomura VIP International Core Equity Series – Standard Class (8) (previously Macquarie VIP International Core Equity Series – Standard Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IA	Putnam VT International Value Fund – Class IA Shares(1)
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares(1)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
 158 ■ RiverSource Variable Life Separate Account

Division	Fund
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(2)	See Note 9 in the Notes to Financial Statements.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class I reorganized into LVIP American Century Mid Cap Value Fund, Standard Class II on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.
RiverSource Life serves as issuer of the variable life insurance policies.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
RiverSource Variable Life Separate Account ■ 159

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
SPVL	0.90%
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
RVS SPVL	0.50%
SVUL	0.00%
VUL 6 v3	0.00%
RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.
4.
POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified by the policyholder.
A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.
RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying premium taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.
Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.
Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.
 160 ■ RiverSource Variable Life Separate Account

5.
SURRENDER CHARGES
RiverSource Life may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.
6.
RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$172,243
AB VPS Intl Val, Cl B	8,158,760
AB VPS Lg Cap Gro, Cl A	9,457,269
AB VPS Lg Cap Gro, Cl B	17,489,171
AB VPS Relative Val, Cl B	9,013,773
Allspg VT Index Asset Alloc, Cl 2	5,377,239
Allspg VT Opp, Cl 1	240,652
Allspg VT Opp, Cl 2	4,278,800
Allspg VT Sm Cap Gro, Cl 1	2,510,229
Allspg VT Sm Cap Gro, Cl 2	5,161,080
ALPS Alerian Engy Infr, Class I	1,548,103
ALPS Alerian Engy Infr, Class III	5,566,484
BlackRock Global Alloc, Cl I	4,012,518
BlackRock Global Alloc, Cl III	4,579,494
Calvert VP SRI Bal, Cl I	8,140,692
Col VP Acorn	8,726,736
Col VP Acorn Intl	6,829,047
Col VP Bal, Cl 1	18,590,831
Col VP Bal, Cl 3	17,516,332
Col VP Commodity Strategy, Cl 1	742,964
Col VP Commodity Strategy, Cl 2	276,192
Col VP Contrarian Core, Cl 1	8,215,412
Col VP Contrarian Core, Cl 2	1,356,055
Col VP Corporate Bond, Cl 1	531,657
Col VP Corporate Bond, Cl 2	83,763
Col VP Corporate Bond, Cl 3	5,427,492
Col VP Disciplined Core, Cl 1	4,776,360
Col VP Disciplined Core, Cl 2	131,414
Col VP Disciplined Core, Cl 3	6,209,344
Col VP Divd Opp, Cl 1	4,394,965
Col VP Divd Opp, Cl 2	1,174,300
Col VP Divd Opp, Cl 3	20,927,685
Col VP Emer Mkts, Cl 1	2,277,131
Division	Purchases
Col VP Emer Mkts, Cl 2	$922,865
Col VP Emer Mkts, Cl 3	4,799,880
Col VP Emerg Mkts Bond, Cl 1	655,729
Col VP Emerg Mkts Bond, Cl 2	354,114
Col VP Govt Money Mkt, Cl 1	12,998,468
Col VP Govt Money Mkt, Cl 2	7,992,533
Col VP Govt Money Mkt, Cl 3	22,561,267
Col VP Hi Yield Bond, Cl 1	2,259,391
Col VP Hi Yield Bond, Cl 2	567,761
Col VP Hi Yield Bond, Cl 3	9,670,318
Col VP Inc Opp, Cl 1	822,555
Col VP Inc Opp, Cl 2	172,883
Col VP Inc Opp, Cl 3	3,531,689
Col VP Inter Bond, Cl 1	4,572,414
Col VP Inter Bond, Cl 2	483,319
Col VP Inter Bond, Cl 3	20,612,014
Col VP Lg Cap Gro, Cl 1	10,712,412
Col VP Lg Cap Gro, Cl 2	877,072
Col VP Lg Cap Gro, Cl 3	9,767,274
Col VP Lg Cap Index, Cl 1	46,003,883
Col VP Lg Cap Index, Cl 3	32,365,731
Col VP Limited Duration Cr, Cl 1	2,826,628
Col VP Limited Duration Cr, Cl 2	5,907,949
Col VP Long Govt/Cr Bond, Cl 1	603,433
Col VP Long Govt/Cr Bond, Cl 2	236,174
Col VP Overseas Core, Cl 1	5,696,011
Col VP Overseas Core, Cl 2	1,845,473
Col VP Overseas Core, Cl 3	8,022,838
Col VP Sel Gbl Tech, Cl 1	8,460,101
Col VP Sel Gbl Tech, Cl 2	1,939,851
Col VP Select Lg Cap Val, Cl 1	3,316,628
Col VP Select Lg Cap Val, Cl 2	1,262,196
Col VP Select Lg Cap Val, Cl 3	6,035,688
RiverSource Variable Life Separate Account ■ 161

Division	Purchases
Col VP Select Mid Cap Gro, Cl 1	$2,603,773
Col VP Select Mid Cap Gro, Cl 2	539,930
Col VP Select Mid Cap Gro, Cl 3	3,823,226
Col VP Select Mid Cap Val, Cl 1	2,119,422
Col VP Select Mid Cap Val, Cl 2	370,901
Col VP Select Mid Cap Val, Cl 3	2,514,431
Col VP Select Sm Cap Val, Cl 1	1,528,088
Col VP Select Sm Cap Val, Cl 2	305,327
Col VP Select Sm Cap Val, Cl 3	2,618,341
Col VP Strategic Inc, Cl 1	2,146,892
Col VP Strategic Inc, Cl 2	574,148
Col VP US Govt Mtge, Cl 1	511,440
Col VP US Govt Mtge, Cl 2	290,059
Col VP US Govt Mtge, Cl 3	3,042,032
CS Commodity Return, Cl 1	1,156,877
CTIVP AC Div Bond, Cl 1	780,677
CTIVP AC Div Bond, Cl 2	145,426
CTIVP BR Gl Infl Prot Sec, Cl 1	337,795
CTIVP BR Gl Infl Prot Sec, Cl 2	171,727
CTIVP BR Gl Infl Prot Sec, Cl 3	2,384,482
CTIVP CenterSquare Real Est, Cl 1	889,577
CTIVP CenterSquare Real Est, Cl 2	349,643
CTIVP Prin Lg Cap Gro, Cl 1	1,372,365
CTIVP Prin Lg Cap Gro, Cl 2	311,772
CTIVP T Rowe Price LgCap Val, Cl 1	1,655,258
CTIVP T Rowe Price LgCap Val, Cl 2	275,767
CTIVP TCW Core Plus Bond, Cl 1	1,769,054
CTIVP TCW Core Plus Bond, Cl 2	121,606
CTIVP Vty Sycamore Estb Val, Cl 1	3,284,491
CTIVP Vty Sycamore Estb Val, Cl 2	929,463
CTIVP Vty Sycamore Estb Val, Cl 3	4,102,830
CTIVP Wellington Lg Cap Val, Cl 1	3,394,238
CTIVP Wellington Lg Cap Val, Cl 2	642,473
CTIVP Westfield Mid Cap Gro, Cl 1	1,276,108
CTIVP Westfield Mid Cap Gro, Cl 2	220,756
CTIVP Westfield Sel Lg Cp Gr, Cl 1	843,961
CTIVP Westfield Sel Lg Cp Gr, Cl 2	280,458
CVT EAFE Intl Index, Cl F	563,321
CVT EAFE Intl Index, Cl I	4,668,115
CVT Nasdaq 100 Index, Cl F	1,340,759
CVT Nasdaq 100 Index, Cl I	6,266,025
CVT Russ 2000 Sm Cap Ind, Cl F	352,344
CVT Russ 2000 Sm Cap Ind, Cl I	2,814,506
DWS Alt Asset Alloc VIP, Cl A	1,157,521
DWS Alt Asset Alloc VIP, Cl B	1,063,263
EV VT Floating-Rate Inc, Init Cl	3,923,714
EV VT Floating-Rate Inc, Inst Cl(1)	392,955
Fid VIP Contrafund, Init Cl	22,211,314
Fid VIP Contrafund, Serv Cl 2	54,652,738
Fid VIP Emer Mkts, Init Cl	602,947
Fid VIP Energy, Init Cl	179,040
Fid VIP Gro & Inc, Serv Cl	8,843,258
Fid VIP Gro & Inc, Serv Cl 2	15,981,320
Fid VIP Gro Opp, Init Cl	2,807,921
Fid VIP Invest Gr, Init Cl	886,747
Fid VIP Mid Cap, Init Cl	9,691,389
Fid VIP Mid Cap, Serv Cl	12,551,834
Fid VIP Mid Cap, Serv Cl 2	24,243,362
Fid VIP Overseas, Serv Cl	3,684,038
Fid VIP Overseas, Serv Cl 2	7,924,410
Division	Purchases
Fid VIP Strategic Inc, Init Cl	$4,043,972
Fid VIP Strategic Inc, Serv Cl 2	2,867,556
Frank Global Real Est, Cl 2	5,266,997
Frank Inc, Cl 1	1,580,800
Frank Inc, Cl 2	2,702,446
Frank Mutual Shares, Cl 1	169,605
Frank Mutual Shares, Cl 2	4,498,580
Frank Sm Cap Val, Cl 1	3,056,297
Frank Sm Cap Val, Cl 2	9,987,674
GS VIT Mid Cap Val, Inst	18,416,093
GS VIT Sm Cap Eq Insights, Inst	1,648,240
GS VIT U.S. Eq Insights, Inst	14,814,925
Invesco VI Am Fran, Ser I	2,617,584
Invesco VI Am Fran, Ser II	6,462,105
Invesco VI Bal Risk Alloc, Ser I	624,162
Invesco VI Bal Risk Alloc, Ser II	718,955
Invesco VI Comstock, Ser II	5,594,410
Invesco VI Core Eq, Ser I	10,257,879
Invesco VI Dis Mid Cap Gro, Ser I	3,232,845
Invesco VI Div Divd, Ser I	4,368,414
Invesco VI EQV Intl Eq, Ser II	3,711,154
Invesco VI Gbl Strat Inc, Ser I	201,494
Invesco VI Gbl Strat Inc, Ser II	7,820,550
Invesco VI Global, Ser I	2,738,544
Invesco VI Global, Ser II	9,817,167
Invesco VI Mn St Sm Cap, Ser I	4,647,925
Invesco VI Mn St Sm Cap, Ser II	8,844,583
Invesco VI Tech, Ser I	9,392,465
Invesco VI Tech, Ser II	917,576
Janus Hend VIT Gbl Tech Innov, Srv	12,849,914
Janus Henderson VIT Bal, Inst	12,326,407
Janus Henderson VIT Bal, Serv	837,269
Janus Henderson VIT Enter, Serv	2,817,451
Janus Henderson VIT Flex Bd, Inst	1,912,370
Janus Henderson VIT Flex Bd, Serv	320,143
Janus Henderson VIT Overseas, Serv	4,142,684
Janus Henderson VIT Res, Inst	2,015,941
Janus Henderson VIT Res, Serv	5,976,244
Lazard Ret Global Dyn MA, Inv	127,881
Lazard Ret Global Dyn MA, Serv	378,293
Lord Abt Bond Debenture, Cl VC	548,271
LVIP AC Intl, Serv Cl	2,112,129
LVIP AC Intl, Std Cl II	425,373
LVIP AC Mid Cap Val, Std Cl II	348,245
LVIP AC Val, Serv Cl	9,809,443
LVIP AC Val, Std Cl II	9,126,553
MFS Gbl Real Est, Init Cl	137,849
MFS Intl Gro, Init Cl	1,565,833
MFS Mass Inv Gro Stock, Serv Cl	13,157,263
MFS New Dis, Serv Cl	1,670,627
MFS Utilities, Init Cl	1,043,854
MFS Utilities, Serv Cl	4,298,188
MS VIF Dis, Cl I	1,476,857
MS VIF Dis, Cl II	5,417,417
NB AMT Quality Eq, Cl I	475,723
NB AMT Quality Eq, Cl S	122,913
Nom VIP Asset Strategy, Serv Cl	878,691
Nom VIP Asset Strategy, Std Cl	30,115
Nom VIP Intl Core Eq, Std Cl	336,826
PIMCO VIT All Asset, Advisor Cl	2,095,913
 162 ■ RiverSource Variable Life Separate Account

Division	Purchases
PIMCO VIT All Asset, Inst Cl	$164,930
PIMCO VIT Glb Man As Alloc, Adv Cl	49,292
PIMCO VIT Tot Return, Advisor Cl	8,823,350
PIMCO VIT Tot Return, Inst Cl	3,403,020
Put VT Global Hlth Care, Cl IA	1,069,807
Put VT Global Hlth Care, Cl IB	4,734,584
Put VT Hi Yield, Cl IB	619,388
Put VT Intl Eq, Cl IB	5,064,008
Put VT Intl Val, Cl IA	946,900
Put VT Lg Cap Val, Cl IA	2,488,243
Put VT Sus Leaders, Cl IA	18,707,032
Put VT Sus Leaders, Cl IB	1,603,106
Royce Micro-Cap, Invest Cl	5,625,662
Temp Global Bond, Cl 1	213,970
Temp Global Bond, Cl 2	1,384,345
Third Ave VST Third Ave Value	3,099,171
VanEck VIP Global Gold, Cl S	5,105,882
VP Aggr, Cl 1	38,846,839
VP Aggr, Cl 2	30,085,449
VP Aggr, Cl 4	37,410,319
VP Conserv, Cl 1	990,493
VP Conserv, Cl 2	3,463,335
VP Conserv, Cl 4	2,842,521
VP Man Vol Conserv Gro, Cl 1	350,437
VP Man Vol Conserv Gro, Cl 2	692,622
VP Man Vol Conserv, Cl 1	116,579
VP Man Vol Conserv, Cl 2	510,386
VP Man Vol Gro, Cl 1	4,564,691
VP Man Vol Gro, Cl 2	3,518,032
VP Man Vol Mod Gro, Cl 1	5,078,721
VP Man Vol Mod Gro, Cl 2	3,568,372
Division	Purchases
VP Mod Aggr, Cl 1	$82,659,529
VP Mod Aggr, Cl 2	44,849,455
VP Mod Aggr, Cl 4	56,654,795
VP Mod Conserv, Cl 1	1,424,058
VP Mod Conserv, Cl 2	4,399,339
VP Mod Conserv, Cl 4	7,066,540
VP Mod, Cl 1	25,149,728
VP Mod, Cl 2	24,412,142
VP Mod, Cl 4	35,420,695
VP Ptnrs Core Bond, Cl 1	1,101,439
VP Ptnrs Core Bond, Cl 2	153,413
VP Ptnrs Core Eq, Cl 1	806,712
VP Ptnrs Core Eq, Cl 2	201,906
VP Ptnrs Core Eq, Cl 3	927,895
VP Ptnrs Intl Core Eq, Cl 1	2,578,644
VP Ptnrs Intl Core Eq, Cl 2	429,206
VP Ptnrs Intl Gro, Cl 1	1,514,485
VP Ptnrs Intl Gro, Cl 2	745,494
VP Ptnrs Intl Val, Cl 1	1,746,547
VP Ptnrs Intl Val, Cl 2	1,137,074
VP Ptnrs Sm Cap Gro, Cl 1	357,815
VP Ptnrs Sm Cap Gro, Cl 2	88,723
VP Ptnrs Sm Cap Val, Cl 1	337,246
VP Ptnrs Sm Cap Val, Cl 2	87,637
VP Ptnrs Sm Cap Val, Cl 3	1,926,635
VP US Flex Conserv Gro, Cl 1	56,861
VP US Flex Gro, Cl 1	2,396,123
VP US Flex Mod Gro, Cl 1	1,353,600
WA Var Global Hi Yd Bond, Cl I	280,535
WA Var Global Hi Yd Bond, Cl II	57,055

(1)	See Note 9 in the Notes to Financial Statements.
RiverSource Variable Life Separate Account ■ 163

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	606	$1.77	to	$1.49	$1,011	1.60%	0.00%	to	0.90%	13.21%	to	12.20%
2024	551	$1.57	to	$1.33	$821	1.13%	0.00%	to	0.90%	10.43%	to	9.43%
2023	474	$1.42	to	$1.22	$644	0.66%	0.00%	to	0.90%	13.48%	to	12.46%
2022	375	$1.25	to	$1.08	$451	2.61%	0.00%	to	0.90%	(18.68)%	to	(19.40)%
2021	339	$1.54	to	$1.34	$501	1.50%	0.00%	to	0.90%	9.28%	to	8.30%
AB VPS Intl Val, Cl B
2025	19,995	$2.00	to	$2.65	$49,346	2.32%	0.20%	to	0.90%	40.99%	to	40.01%
2024	20,269	$1.42	to	$1.89	$36,975	2.29%	0.20%	to	0.90%	4.60%	to	3.86%
2023	20,837	$1.36	to	$1.82	$38,105	0.69%	0.20%	to	0.90%	14.60%	to	13.81%
2022	21,294	$1.18	to	$1.60	$34,926	4.20%	0.20%	to	0.90%	18.83%(5)	to	(14.57)%
2021	21,577	$1.54	to	$1.87	$41,260	1.70%	0.30%	to	0.90%	10.52%	to	9.86%
AB VPS Lg Cap Gro, Cl A
2025	13,235	$2.84	to	$2.84	$37,583	— %	0.00%	to	0.00%	13.14%	to	13.14%
2024	11,084	$2.51	to	$2.51	$27,819	0.06%	0.00%	to	0.00%	25.25%	to	25.25%
2023	9,180	$2.00	to	$2.00	$18,396	— %	0.00%	to	0.00%	35.13%	to	35.13%
2022	6,917	$1.48	to	$1.48	$10,257	— %	0.00%	to	0.00%	(28.51)%	to	(28.51)%
2021	4,526	$2.07	to	$2.07	$9,388	— %	0.00%	to	0.00%	28.97%	to	28.97%
AB VPS Lg Cap Gro, Cl B
2025	11,991	$7.61	to	$6.95	$90,231	— %	0.00%	to	0.90%	12.85%	to	11.84%
2024	12,190	$6.74	to	$6.22	$90,627	— %	0.00%	to	0.90%	24.95%	to	23.83%
2023	11,905	$5.39	to	$5.02	$74,888	— %	0.00%	to	0.90%	34.79%	to	33.59%
2022	11,267	$4.00	to	$3.76	$55,103	— %	0.00%	to	0.90%	(28.69)%	to	(29.33)%
2021	11,122	$5.61	to	$5.32	$77,132	— %	0.00%	to	0.90%	28.65%	to	27.50%
AB VPS Relative Val, Cl B
2025	10,281	$1.52	to	$4.77	$37,590	0.89%	0.20%	to	0.90%	9.98%	to	9.21%
2024	9,680	$1.38	to	$4.37	$37,012	1.27%	0.20%	to	0.90%	12.54%	to	11.75%
2023	8,305	$1.23	to	$3.91	$33,146	1.29%	0.20%	to	0.90%	11.50%	to	10.72%
2022	8,099	$1.10	to	$3.53	$32,111	1.10%	0.20%	to	0.90%	10.30%(5)	to	(5.27)%
2021	8,602	$2.93	to	$3.73	$35,943	0.64%	0.30%	to	0.90%	27.46%	to	26.69%
Allspg VT Index Asset Alloc, Cl 2
2025	5,524	$1.54	to	$4.60	$15,276	1.25%	0.20%	to	0.90%	11.26%	to	10.48%
2024	5,914	$1.38	to	$4.16	$15,485	1.31%	0.20%	to	0.90%	14.64%	to	13.83%
2023	5,784	$1.21	to	$3.66	$14,028	0.96%	0.20%	to	0.90%	16.47%	to	15.66%
2022	5,947	$1.04	to	$3.16	$12,736	0.63%	0.20%	to	0.90%	4.13%(5)	to	(17.77)%
2021	6,216	$2.65	to	$3.84	$16,143	0.59%	0.30%	to	0.90%	15.65%	to	14.96%
Allspg VT Opp, Cl 1
2025	534	$2.19	to	$2.19	$1,168	0.31%	0.00%	to	0.00%	7.00%	to	7.00%
2024	488	$2.04	to	$2.04	$998	0.28%	0.00%	to	0.00%	15.35%	to	15.35%
2023	403	$1.77	to	$1.77	$714	— %	0.00%	to	0.00%	26.83%	to	26.83%
2022	213	$1.40	to	$1.40	$298	— %	0.00%	to	0.00%	(20.61)%	to	(20.61)%
2021	88	$1.76	to	$1.76	$155	0.20%	0.00%	to	0.00%	25.06%	to	25.06%
Allspg VT Opp, Cl 2
2025	3,849	$4.56	to	$6.60	$17,453	0.05%	0.00%	to	0.90%	6.71%	to	5.76%
2024	3,732	$4.27	to	$6.24	$17,461	0.05%	0.00%	to	0.90%	15.05%	to	14.01%
2023	3,407	$3.71	to	$5.47	$16,502	— %	0.00%	to	0.90%	26.50%	to	25.37%
2022	3,274	$2.93	to	$4.36	$14,058	— %	0.00%	to	0.90%	(20.81)%	to	(21.52)%
2021	3,460	$3.70	to	$5.56	$18,792	0.04%	0.00%	to	0.90%	24.78%	to	23.66%
Allspg VT Sm Cap Gro, Cl 1
2025	6,960	$1.62	to	$1.62	$11,288	— %	0.00%	to	0.00%	9.55%	to	9.55%
2024	5,812	$1.48	to	$1.48	$8,605	— %	0.00%	to	0.00%	19.07%	to	19.07%
2023	4,473	$1.24	to	$1.24	$5,562	— %	0.00%	to	0.00%	4.35%	to	4.35%
2022	3,336	$1.19	to	$1.19	$3,974	— %	0.00%	to	0.00%	(34.30)%	to	(34.30)%
 164 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	2,184	$1.81	to	$1.81	$3,960	— %	0.00%	to	0.00%	7.93%	to	7.93%
Allspg VT Sm Cap Gro, Cl 2
2025	6,781	$3.67	to	$6.13	$27,732	— %	0.00%	to	0.90%	9.26%	to	8.28%
2024	7,018	$3.36	to	$5.66	$28,258	— %	0.00%	to	0.90%	18.70%	to	17.63%
2023	6,564	$2.83	to	$4.81	$24,229	— %	0.00%	to	0.90%	4.11%	to	3.18%
2022	6,328	$2.72	to	$4.66	$23,862	— %	0.00%	to	0.90%	(34.42)%	to	(35.01)%
2021	6,492	$4.14	to	$7.18	$38,115	— %	0.00%	to	0.90%	7.64%	to	6.68%
ALPS Alerian Engy Infr, Class I
2025	2,108	$2.11	to	$2.11	$4,438	5.08%	0.00%	to	0.00%	5.09%	to	5.09%
2024	1,907	$2.00	to	$2.00	$3,821	4.98%	0.00%	to	0.00%	41.03%	to	41.03%
2023	1,512	$1.42	to	$1.42	$2,147	3.77%	0.00%	to	0.00%	14.25%	to	14.25%
2022	1,280	$1.24	to	$1.24	$1,592	6.26%	0.00%	to	0.00%	17.84%	to	17.84%
2021	466	$1.06	to	$1.06	$492	3.03%	0.00%	to	0.00%	38.25%	to	38.25%
ALPS Alerian Engy Infr, Class III
2025	10,169	$2.07	to	$1.52	$17,253	4.21%	0.00%	to	0.90%	4.66%	to	3.72%
2024	11,532	$1.98	to	$1.46	$18,746	3.91%	0.00%	to	0.90%	40.60%	to	39.33%
2023	13,258	$1.41	to	$1.05	$15,383	2.83%	0.00%	to	0.90%	13.91%	to	12.89%
2022	16,510	$1.24	to	$0.93	$16,965	5.36%	0.00%	to	0.90%	17.32%	to	16.27%
2021	9,385	$1.05	to	$0.80	$8,265	2.22%	0.00%	to	0.90%	37.78%	to	36.54%
BlackRock Global Alloc, Cl I
2025	8,248	$1.77	to	$1.77	$14,633	3.88%	0.00%	to	0.00%	19.80%	to	19.80%
2024	6,987	$1.48	to	$1.48	$10,347	0.89%	0.00%	to	0.00%	9.23%	to	9.23%
2023	6,174	$1.36	to	$1.36	$8,370	2.92%	0.00%	to	0.00%	12.83%	to	12.83%
2022	3,945	$1.20	to	$1.20	$4,741	— %	0.00%	to	0.00%	(15.86)%	to	(15.86)%
2021	2,315	$1.43	to	$1.43	$3,305	1.19%	0.00%	to	0.00%	6.67%	to	6.67%
BlackRock Global Alloc, Cl III
2025	7,583	$2.42	to	$1.80	$15,269	4.27%	0.00%	to	0.90%	19.51%	to	18.44%
2024	7,841	$2.03	to	$1.52	$13,288	0.81%	0.00%	to	0.90%	8.93%	to	7.94%
2023	8,436	$1.86	to	$1.40	$13,139	2.53%	0.00%	to	0.90%	12.49%	to	11.48%
2022	8,825	$1.65	to	$1.26	$12,173	— %	0.00%	to	0.90%	(16.07)%	to	(16.82)%
2021	8,960	$1.97	to	$1.51	$14,741	0.84%	0.00%	to	0.90%	6.41%	to	5.46%
Calvert VP SRI Bal, Cl I
2025	6,855	$1.32	to	$3.49	$23,618	1.69%	0.00%	to	0.90%	11.48%	to	10.48%
2024	5,366	$1.19	to	$3.16	$18,896	1.75%	0.00%	to	0.90%	19.11%(6)	to	18.53%
2023	4,974	$1.21	to	$2.66	$15,641	1.59%	0.20%	to	0.90%	16.59%	to	15.77%
2022	5,078	$1.04	to	$2.30	$14,279	1.22%	0.20%	to	0.90%	4.47%(5)	to	(16.17)%
2021	5,131	$2.40	to	$2.75	$17,155	1.18%	0.30%	to	0.90%	14.77%	to	14.08%
Col VP Acorn
2025	24,196	$1.45	to	$6.57	$94,475	— %	0.20%	to	0.90%	4.26%	to	3.53%
2024	23,340	$1.39	to	$6.34	$98,353	— %	0.20%	to	0.90%	13.95%	to	13.15%
2023	22,136	$1.22	to	$5.61	$93,893	— %	0.20%	to	0.90%	21.49%	to	20.65%
2022	21,324	$1.01	to	$4.65	$82,361	— %	0.20%	to	0.90%	2.29%(5)	to	(34.06)%
2021	22,005	$3.35	to	$7.05	$128,789	0.75%	0.30%	to	0.90%	8.57%	to	7.92%
Col VP Acorn Intl
2025	26,396	$1.38	to	$2.85	$62,849	1.26%	0.20%	to	0.90%	12.53%	to	11.75%
2024	26,596	$1.23	to	$2.55	$60,049	1.38%	0.20%	to	0.90%	(8.43)%	to	(9.08)%
2023	26,324	$1.34	to	$2.81	$69,984	0.32%	0.20%	to	0.90%	16.72%	to	15.91%
2022	26,402	$1.15	to	$2.42	$63,137	0.92%	0.20%	to	0.90%	15.79%(5)	to	(34.44)%
2021	27,689	$2.23	to	$3.69	$100,656	0.55%	0.30%	to	0.90%	18.45%	to	17.74%
Col VP Bal, Cl 1
2025	36,108	$2.04	to	$2.04	$73,738	— %	0.00%	to	0.00%	14.05%	to	14.05%
2024	27,201	$1.79	to	$1.79	$48,704	— %	0.00%	to	0.00%	14.55%	to	14.55%
2023	17,369	$1.56	to	$1.56	$27,148	— %	0.00%	to	0.00%	21.40%	to	21.40%
2022	11,049	$1.29	to	$1.29	$14,227	— %	0.00%	to	0.00%	(16.65)%	to	(16.65)%
RiverSource Variable Life Separate Account ■ 165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	6,891	$1.54	to	$1.54	$10,644	— %	0.00%	to	0.00%	14.87%	to	14.87%
Col VP Bal, Cl 3
2025	66,882	$3.49	to	$3.70	$266,508	— %	0.00%	to	0.90%	13.92%	to	12.90%
2024	68,038	$3.07	to	$3.28	$245,069	— %	0.00%	to	0.90%	14.43%	to	13.40%
2023	68,177	$2.68	to	$2.89	$219,203	— %	0.00%	to	0.90%	21.23%	to	20.15%
2022	70,596	$2.21	to	$2.41	$190,709	— %	0.00%	to	0.90%	(16.74)%	to	(17.49)%
2021	75,552	$2.66	to	$2.92	$245,549	— %	0.00%	to	0.90%	14.74%	to	13.71%
Col VP Commodity Strategy, Cl 1
2025	1,343	$1.81	to	$1.81	$2,436	8.40%	0.00%	to	0.00%	15.48%	to	15.48%
2024	1,138	$1.57	to	$1.57	$1,788	3.59%	0.00%	to	0.00%	7.24%	to	7.24%
2023	989	$1.46	to	$1.46	$1,449	21.29%	0.00%	to	0.00%	(6.82)%	to	(6.82)%
2022	1,172	$1.57	to	$1.57	$1,842	28.83%	0.00%	to	0.00%	19.09%	to	19.09%
2021	382	$1.32	to	$1.32	$505	0.27%	0.00%	to	0.00%	32.63%	to	32.63%
Col VP Commodity Strategy, Cl 2
2025	871	$1.11	to	$1.11	$966	8.55%	0.00%	to	0.00%	15.31%	to	15.31%
2024	827	$0.96	to	$0.96	$795	3.56%	0.00%	to	0.00%	7.09%	to	7.09%
2023	906	$0.90	to	$0.90	$814	18.80%	0.00%	to	0.00%	(7.13)%	to	(7.13)%
2022	1,293	$0.97	to	$0.97	$1,251	28.38%	0.00%	to	0.00%	18.70%	to	18.70%
2021	858	$0.81	to	$0.81	$699	— %	0.00%	to	0.00%	32.01%	to	32.01%
Col VP Contrarian Core, Cl 1
2025	10,562	$2.82	to	$2.82	$29,836	— %	0.00%	to	0.00%	17.65%	to	17.65%
2024	7,554	$2.40	to	$2.40	$18,138	— %	0.00%	to	0.00%	23.40%	to	23.40%
2023	5,100	$1.95	to	$1.95	$9,923	— %	0.00%	to	0.00%	32.21%	to	32.21%
2022	3,121	$1.47	to	$1.47	$4,594	— %	0.00%	to	0.00%	(18.65)%	to	(18.65)%
2021	1,799	$1.81	to	$1.81	$3,254	— %	0.00%	to	0.00%	24.28%	to	24.28%
Col VP Contrarian Core, Cl 2
2025	2,615	$4.72	to	$4.72	$12,336	— %	0.00%	to	0.00%	17.35%	to	17.35%
2024	2,497	$4.02	to	$4.02	$10,039	— %	0.00%	to	0.00%	23.09%	to	23.09%
2023	2,123	$3.27	to	$3.27	$6,932	— %	0.00%	to	0.00%	31.89%	to	31.89%
2022	1,874	$2.48	to	$2.48	$4,639	— %	0.00%	to	0.00%	(18.85)%	to	(18.85)%
2021	2,001	$3.05	to	$3.05	$6,105	— %	0.00%	to	0.00%	23.96%	to	23.96%
Col VP Corporate Bond, Cl 1
2025	724	$1.12	to	$1.12	$809	5.66%	0.00%	to	0.00%	7.93%	to	7.93%
2024	291	$1.04	to	$1.04	$302	2.15%	0.00%	to	0.00%	4.15%(6)	to	4.15%(6)
Col VP Corporate Bond, Cl 2
2025	325	$1.07	to	$1.07	$349	6.02%	0.00%	to	0.00%	7.55%	to	7.55%
2024	330	$1.00	to	$1.00	$329	3.31%	0.00%	to	0.00%	3.30%	to	3.30%
2023	349	$0.96	to	$0.96	$337	2.94%	0.00%	to	0.00%	9.47%	to	9.47%
2022	306	$0.88	to	$0.88	$270	3.08%	0.00%	to	0.00%	(13.63)%	to	(13.63)%
2021	257	$1.02	to	$1.02	$262	3.49%	0.00%	to	0.00%	1.03%	to	1.03%
Col VP Corporate Bond, Cl 3
2025	16,058	$1.24	to	$1.90	$20,201	6.54%	0.20%	to	0.90%	7.53%	to	6.77%
2024	16,309	$1.16	to	$1.78	$19,120	3.24%	0.20%	to	0.90%	3.05%	to	2.32%
2023	14,957	$1.12	to	$1.74	$17,511	3.16%	0.20%	to	0.90%	9.59%	to	8.82%
2022	14,712	$1.02	to	$1.60	$16,057	3.37%	0.20%	to	0.90%	2.78%(5)	to	(14.38)%
2021	15,544	$0.99	to	$1.87	$19,785	3.78%	0.30%	to	0.90%	0.84%	to	0.23%
Col VP Disciplined Core, Cl 1
2025	6,318	$2.47	to	$2.47	$15,610	— %	0.00%	to	0.00%	14.64%	to	14.64%
2024	4,303	$2.16	to	$2.16	$9,275	— %	0.00%	to	0.00%	26.06%	to	26.06%
2023	3,042	$1.71	to	$1.71	$5,200	— %	0.00%	to	0.00%	24.36%	to	24.36%
2022	2,060	$1.37	to	$1.37	$2,832	— %	0.00%	to	0.00%	(18.72)%	to	(18.72)%
2021	1,354	$1.69	to	$1.69	$2,290	— %	0.00%	to	0.00%	32.74%	to	32.74%
Col VP Disciplined Core, Cl 2
2025	719	$5.42	to	$5.42	$3,895	— %	0.00%	to	0.00%	14.35%	to	14.35%
 166 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	798	$4.74	to	$4.74	$3,781	— %	0.00%	to	0.00%	25.73%	to	25.73%
2023	872	$3.77	to	$3.77	$3,288	— %	0.00%	to	0.00%	24.08%	to	24.08%
2022	895	$3.04	to	$3.04	$2,717	— %	0.00%	to	0.00%	(18.94)%	to	(18.94)%
2021	847	$3.75	to	$3.75	$3,172	— %	0.00%	to	0.00%	32.43%	to	32.43%
Col VP Disciplined Core, Cl 3
2025	74,929	$1.86	to	$4.13	$386,793	— %	0.20%	to	0.90%	14.26%	to	13.46%
2024	81,199	$1.63	to	$3.64	$371,901	— %	0.20%	to	0.90%	25.65%	to	24.76%
2023	86,364	$1.30	to	$2.92	$324,581	— %	0.20%	to	0.90%	23.98%	to	23.12%
2022	92,009	$1.05	to	$2.37	$283,960	— %	0.20%	to	0.90%	5.12%(5)	to	(19.56)%
2021	99,082	$3.65	to	$2.95	$377,759	— %	0.30%	to	0.90%	32.17%	to	31.38%
Col VP Divd Opp, Cl 1
2025	9,829	$1.98	to	$1.98	$19,442	— %	0.00%	to	0.00%	15.83%	to	15.83%
2024	7,556	$1.71	to	$1.71	$12,904	— %	0.00%	to	0.00%	15.42%	to	15.42%
2023	5,592	$1.48	to	$1.48	$8,274	— %	0.00%	to	0.00%	5.09%	to	5.09%
2022	3,947	$1.41	to	$1.41	$5,557	— %	0.00%	to	0.00%	(1.11)%	to	(1.11)%
2021	1,830	$1.42	to	$1.42	$2,606	— %	0.00%	to	0.00%	26.16%	to	26.16%
Col VP Divd Opp, Cl 2
2025	1,668	$3.64	to	$3.64	$6,070	— %	0.00%	to	0.00%	15.56%	to	15.56%
2024	1,591	$3.15	to	$3.15	$5,011	— %	0.00%	to	0.00%	15.12%	to	15.12%
2023	1,832	$2.74	to	$2.74	$5,014	— %	0.00%	to	0.00%	4.84%	to	4.84%
2022	1,928	$2.61	to	$2.61	$5,032	— %	0.00%	to	0.00%	(1.39)%	to	(1.39)%
2021	1,446	$2.65	to	$2.65	$3,826	— %	0.00%	to	0.00%	25.89%	to	25.89%
Col VP Divd Opp, Cl 3
2025	54,988	$1.55	to	$5.52	$228,273	— %	0.20%	to	0.90%	15.45%	to	14.64%
2024	53,618	$1.35	to	$4.82	$212,633	— %	0.20%	to	0.90%	15.04%	to	14.24%
2023	53,115	$1.17	to	$4.22	$200,758	— %	0.20%	to	0.90%	4.74%	to	4.02%
2022	53,489	$1.12	to	$4.05	$204,738	— %	0.20%	to	0.90%	12.24%(5)	to	(2.12)%
2021	55,539	$2.55	to	$4.14	$217,215	— %	0.30%	to	0.90%	25.64%	to	24.89%
Col VP Emer Mkts, Cl 1
2025	11,173	$1.49	to	$1.49	$16,629	0.27%	0.00%	to	0.00%	31.18%	to	31.18%
2024	10,086	$1.13	to	$1.13	$11,444	1.12%	0.00%	to	0.00%	5.68%	to	5.68%
2023	7,847	$1.07	to	$1.07	$8,425	0.10%	0.00%	to	0.00%	9.46%	to	9.46%
2022	5,611	$0.98	to	$0.98	$5,504	— %	0.00%	to	0.00%	(32.90)%	to	(32.90)%
2021	3,339	$1.46	to	$1.46	$4,881	0.77%	0.00%	to	0.00%	(7.20)%	to	(7.20)%
Col VP Emer Mkts, Cl 2
2025	5,096	$1.96	to	$1.96	$9,972	0.06%	0.00%	to	0.00%	30.87%	to	30.87%
2024	5,205	$1.50	to	$1.50	$7,783	1.01%	0.00%	to	0.00%	5.45%	to	5.45%
2023	5,263	$1.42	to	$1.42	$7,462	— %	0.00%	to	0.00%	9.20%	to	9.20%
2022	4,948	$1.30	to	$1.30	$6,426	— %	0.00%	to	0.00%	(33.07)%	to	(33.07)%
2021	5,014	$1.94	to	$1.94	$9,729	0.88%	0.00%	to	0.00%	(7.47)%	to	(7.47)%
Col VP Emer Mkts, Cl 3
2025	19,475	$1.58	to	$3.98	$47,979	0.17%	0.20%	to	0.90%	30.76%	to	29.85%
2024	20,132	$1.21	to	$3.06	$39,632	1.13%	0.20%	to	0.90%	5.29%	to	4.55%
2023	20,810	$1.15	to	$2.93	$41,193	— %	0.20%	to	0.90%	9.09%	to	8.33%
2022	20,471	$1.05	to	$2.70	$39,001	— %	0.20%	to	0.90%	6.78%(5)	to	(33.58)%
2021	20,489	$1.77	to	$4.07	$59,340	0.96%	0.30%	to	0.90%	(7.61)%	to	(8.16)%
Col VP Emerg Mkts Bond, Cl 1
2025	1,446	$1.24	to	$1.24	$1,793	5.60%	0.00%	to	0.00%	12.79%	to	12.79%
2024	1,015	$1.10	to	$1.10	$1,116	4.90%	0.00%	to	0.00%	6.39%	to	6.39%
2023	1,089	$1.03	to	$1.03	$1,125	6.36%	0.00%	to	0.00%	10.43%	to	10.43%
2022	451	$0.94	to	$0.94	$422	4.45%	0.00%	to	0.00%	(16.03)%	to	(16.03)%
2021	262	$1.11	to	$1.11	$292	4.07%	0.00%	to	0.00%	(2.20)%	to	(2.20)%
Col VP Emerg Mkts Bond, Cl 2
2025	659	$1.49	to	$1.49	$985	5.41%	0.00%	to	0.00%	12.65%	to	12.65%
RiverSource Variable Life Separate Account ■ 167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	505	$1.33	to	$1.33	$669	4.89%	0.00%	to	0.00%	6.13%	to	6.13%
2023	537	$1.25	to	$1.25	$670	5.32%	0.00%	to	0.00%	10.02%	to	10.02%
2022	517	$1.13	to	$1.13	$587	4.09%	0.00%	to	0.00%	(16.16)%	to	(16.16)%
2021	609	$1.35	to	$1.35	$825	3.77%	0.00%	to	0.00%	(2.45)%	to	(2.45)%
Col VP Govt Money Mkt, Cl 1
2025	20,340	$1.18	to	$1.18	$23,980	3.89%	0.00%	to	0.00%	3.98%	to	3.98%
2024	19,547	$1.13	to	$1.13	$22,164	4.84%	0.00%	to	0.00%	5.00%	to	5.00%
2023	16,606	$1.08	to	$1.08	$17,934	4.68%	0.00%	to	0.00%	4.73%	to	4.73%
2022	9,621	$1.03	to	$1.03	$9,921	1.55%	0.00%	to	0.00%	1.20%	to	1.20%
2021	4,188	$1.02	to	$1.02	$4,267	0.01%	0.00%	to	0.00%	0.02%	to	0.02%
Col VP Govt Money Mkt, Cl 2
2025	9,719	$1.19	to	$1.19	$11,529	3.65%	0.00%	to	0.00%	3.71%	to	3.71%
2024	8,823	$1.14	to	$1.14	$10,090	4.58%	0.00%	to	0.00%	4.74%	to	4.74%
2023	7,655	$1.09	to	$1.09	$8,359	4.35%	0.00%	to	0.00%	4.46%	to	4.46%
2022	9,023	$1.05	to	$1.05	$9,432	1.11%	0.00%	to	0.00%	1.10%	to	1.10%
2021	8,269	$1.03	to	$1.03	$8,550	0.01%	0.00%	to	0.00%	0.02%	to	0.02%
Col VP Govt Money Mkt, Cl 3
2025	60,806	$1.18	to	$1.21	$69,076	3.77%	0.20%	to	0.90%	3.64%	to	2.91%
2024	63,065	$1.13	to	$1.17	$69,109	4.71%	0.20%	to	0.90%	4.66%	to	3.92%
2023	46,490	$1.08	to	$1.13	$48,679	4.50%	0.20%	to	0.90%	4.39%	to	3.66%
2022	48,496	$1.04	to	$1.09	$48,793	1.20%	0.20%	to	0.90%	0.96%	to	0.26%
2021	42,780	$1.03	to	$1.08	$42,769	0.01%	0.20%	to	0.90%	(0.17)%	to	(0.87)%
Col VP Hi Yield Bond, Cl 1
2025	5,510	$1.44	to	$1.44	$7,927	6.08%	0.00%	to	0.00%	8.81%	to	8.81%
2024	4,250	$1.32	to	$1.32	$5,620	5.96%	0.00%	to	0.00%	7.04%	to	7.04%
2023	2,898	$1.24	to	$1.24	$3,579	5.58%	0.00%	to	0.00%	12.19%	to	12.19%
2022	2,010	$1.10	to	$1.10	$2,213	5.53%	0.00%	to	0.00%	(10.55)%	to	(10.55)%
2021	1,075	$1.23	to	$1.23	$1,323	5.10%	0.00%	to	0.00%	4.98%	to	4.98%
Col VP Hi Yield Bond, Cl 2
2025	1,625	$1.94	to	$1.94	$3,150	5.99%	0.00%	to	0.00%	8.50%	to	8.50%
2024	1,550	$1.79	to	$1.79	$2,768	5.82%	0.00%	to	0.00%	6.88%	to	6.88%
2023	1,344	$1.67	to	$1.67	$2,247	5.27%	0.00%	to	0.00%	11.87%	to	11.87%
2022	1,365	$1.49	to	$1.49	$2,040	4.91%	0.00%	to	0.00%	(10.78)%	to	(10.78)%
2021	1,395	$1.67	to	$1.67	$2,337	4.97%	0.00%	to	0.00%	4.79%	to	4.79%
Col VP Hi Yield Bond, Cl 3
2025	21,093	$1.32	to	$3.58	$52,083	5.96%	0.20%	to	0.90%	8.33%	to	7.57%
2024	20,405	$1.22	to	$3.33	$50,146	5.72%	0.20%	to	0.90%	6.74%	to	5.98%
2023	18,668	$1.14	to	$3.14	$46,808	5.42%	0.20%	to	0.90%	11.86%	to	11.08%
2022	18,231	$1.02	to	$2.83	$43,768	5.10%	0.20%	to	0.90%	2.27%(5)	to	(11.50)%
2021	19,746	$1.61	to	$3.20	$53,387	4.95%	0.30%	to	0.90%	4.55%	to	3.92%
Col VP Inc Opp, Cl 1
2025	2,208	$1.40	to	$1.40	$3,099	1.99%	0.00%	to	0.00%	8.78%	to	8.78%
2024	1,710	$1.29	to	$1.29	$2,206	5.86%	0.00%	to	0.00%	5.90%	to	5.90%
2023	996	$1.22	to	$1.22	$1,213	5.50%	0.00%	to	0.00%	11.56%	to	11.56%
2022	627	$1.09	to	$1.09	$684	5.74%	0.00%	to	0.00%	(10.01)%	to	(10.01)%
2021	432	$1.21	to	$1.21	$524	9.73%	0.00%	to	0.00%	4.50%	to	4.50%
Col VP Inc Opp, Cl 2
2025	697	$1.86	to	$1.86	$1,299	1.79%	0.00%	to	0.00%	8.43%	to	8.43%
2024	663	$1.72	to	$1.72	$1,139	5.23%	0.00%	to	0.00%	5.71%	to	5.71%
2023	664	$1.63	to	$1.63	$1,079	4.96%	0.00%	to	0.00%	11.36%	to	11.36%
2022	653	$1.46	to	$1.46	$954	5.09%	0.00%	to	0.00%	(10.22)%	to	(10.22)%
2021	690	$1.63	to	$1.63	$1,122	8.93%	0.00%	to	0.00%	4.14%	to	4.14%
Col VP Inc Opp, Cl 3
2025	8,448	$1.30	to	$2.68	$19,695	1.87%	0.20%	to	0.90%	8.37%	to	7.60%
 168 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	8,197	$1.20	to	$2.49	$18,584	5.46%	0.20%	to	0.90%	5.69%	to	4.94%
2023	7,803	$1.14	to	$2.37	$17,221	5.06%	0.20%	to	0.90%	11.29%	to	10.51%
2022	7,610	$1.02	to	$2.14	$15,536	5.17%	0.20%	to	0.90%	2.16%(5)	to	(11.02)%
2021	8,058	$1.56	to	$2.41	$18,527	8.96%	0.30%	to	0.90%	4.17%	to	3.54%
Col VP Inter Bond, Cl 1
2025	10,415	$1.18	to	$1.18	$12,315	5.48%	0.00%	to	0.00%	9.06%	to	9.06%
2024	8,367	$1.08	to	$1.08	$9,072	4.85%	0.00%	to	0.00%	1.97%	to	1.97%
2023	5,757	$1.06	to	$1.06	$6,120	2.35%	0.00%	to	0.00%	6.34%	to	6.34%
2022	2,744	$1.00	to	$1.00	$2,743	3.28%	0.00%	to	0.00%	(17.06)%	to	(17.06)%
2021	1,990	$1.21	to	$1.21	$2,399	3.33%	0.00%	to	0.00%	(0.24)%	to	(0.24)%
Col VP Inter Bond, Cl 2
2025	2,667	$1.34	to	$1.34	$3,568	5.16%	0.00%	to	0.00%	8.84%	to	8.84%
2024	2,913	$1.23	to	$1.23	$3,581	4.67%	0.00%	to	0.00%	1.73%	to	1.73%
2023	2,463	$1.21	to	$1.21	$2,977	2.14%	0.00%	to	0.00%	6.08%	to	6.08%
2022	1,982	$1.14	to	$1.14	$2,257	2.94%	0.00%	to	0.00%	(17.22)%	to	(17.22)%
2021	2,315	$1.38	to	$1.38	$3,186	3.16%	0.00%	to	0.00%	(0.58)%	to	(0.58)%
Col VP Inter Bond, Cl 3
2025	64,101	$1.19	to	$2.12	$101,998	5.33%	0.20%	to	0.90%	8.82%	to	8.06%
2024	62,456	$1.09	to	$1.97	$93,423	4.66%	0.20%	to	0.90%	1.64%	to	0.93%
2023	59,504	$1.08	to	$1.95	$90,254	2.22%	0.20%	to	0.90%	5.99%	to	5.24%
2022	57,561	$1.02	to	$1.85	$84,441	3.07%	0.20%	to	0.90%	1.80%(5)	to	(17.91)%
2021	60,520	$1.33	to	$2.25	$108,129	3.17%	0.30%	to	0.90%	(0.65)%	to	(1.25)%
Col VP Lg Cap Gro, Cl 1
2025	14,526	$3.11	to	$3.11	$45,159	— %	0.00%	to	0.00%	16.14%	to	16.14%
2024	11,249	$2.68	to	$2.68	$30,113	— %	0.00%	to	0.00%	31.33%	to	31.33%
2023	7,915	$2.04	to	$2.04	$16,133	— %	0.00%	to	0.00%	43.16%	to	43.16%
2022	5,826	$1.42	to	$1.42	$8,295	— %	0.00%	to	0.00%	(31.38)%	to	(31.38)%
2021	3,360	$2.07	to	$2.07	$6,972	— %	0.00%	to	0.00%	28.73%	to	28.73%
Col VP Lg Cap Gro, Cl 2
2025	2,005	$7.01	to	$7.01	$14,056	— %	0.00%	to	0.00%	15.85%	to	15.85%
2024	2,122	$6.05	to	$6.05	$12,836	— %	0.00%	to	0.00%	31.01%	to	31.01%
2023	2,098	$4.62	to	$4.62	$9,688	— %	0.00%	to	0.00%	42.77%	to	42.77%
2022	1,897	$3.23	to	$3.23	$6,137	— %	0.00%	to	0.00%	(31.53)%	to	(31.53)%
2021	1,913	$4.72	to	$4.72	$9,036	— %	0.00%	to	0.00%	28.35%	to	28.35%
Col VP Lg Cap Gro, Cl 3
2025	17,022	$2.19	to	$3.76	$118,741	— %	0.20%	to	0.90%	15.75%	to	14.94%
2024	17,029	$1.89	to	$3.27	$111,558	— %	0.20%	to	0.90%	30.93%	to	30.01%
2023	15,808	$1.45	to	$2.51	$87,093	— %	0.20%	to	0.90%	42.66%	to	41.67%
2022	15,251	$1.01	to	$1.77	$62,909	— %	0.20%	to	0.90%	2.68%(5)	to	(32.06)%
2021	17,354	$4.63	to	$2.61	$103,000	— %	0.30%	to	0.90%	28.15%	to	27.39%
Col VP Lg Cap Index, Cl 1
2025	78,331	$2.68	to	$2.68	$210,171	— %	0.00%	to	0.00%	17.58%	to	17.58%
2024	60,327	$2.28	to	$2.28	$137,662	— %	0.00%	to	0.00%	24.70%	to	24.70%
2023	40,776	$1.83	to	$1.83	$74,619	— %	0.00%	to	0.00%	25.96%	to	25.96%
2022	22,381	$1.45	to	$1.45	$32,515	— %	0.00%	to	0.00%	(18.34)%	to	(18.34)%
2021	11,970	$1.78	to	$1.78	$21,297	— %	0.00%	to	0.00%	28.39%	to	28.39%
Col VP Lg Cap Index, Cl 3
2025	48,682	$5.86	to	$5.38	$283,151	— %	0.00%	to	0.90%	17.42%	to	16.37%
2024	45,638	$4.99	to	$4.62	$243,388	— %	0.00%	to	0.90%	24.54%	to	23.42%
2023	40,287	$4.01	to	$3.75	$187,839	— %	0.00%	to	0.90%	25.81%	to	24.69%
2022	36,497	$3.19	to	$3.00	$146,056	— %	0.00%	to	0.90%	(18.45)%	to	(19.18)%
2021	34,652	$3.91	to	$3.72	$171,763	— %	0.00%	to	0.90%	28.22%	to	27.07%
Col VP Limited Duration Cr, Cl 1
2025	4,446	$1.25	to	$1.25	$5,553	6.46%	0.00%	to	0.00%	6.35%	to	6.35%
RiverSource Variable Life Separate Account ■ 169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	2,535	$1.17	to	$1.17	$2,977	3.75%	0.00%	to	0.00%	4.75%	to	4.75%
2023	1,919	$1.12	to	$1.12	$2,152	3.93%	0.00%	to	0.00%	6.89%	to	6.89%
2022	1,921	$1.05	to	$1.05	$2,015	0.79%	0.00%	to	0.00%	(6.08)%	to	(6.08)%
2021	486	$1.12	to	$1.12	$543	2.81%	0.00%	to	0.00%	(0.59)%	to	(0.59)%
Col VP Limited Duration Cr, Cl 2
2025	14,517	$1.34	to	$1.12	$17,364	6.21%	0.00%	to	0.90%	6.00%	to	5.05%
2024	14,188	$1.27	to	$1.06	$16,043	3.58%	0.00%	to	0.90%	4.63%	to	3.69%
2023	13,717	$1.21	to	$1.03	$14,863	3.10%	0.00%	to	0.90%	6.66%	to	5.70%
2022	13,861	$1.14	to	$0.97	$14,094	0.51%	0.00%	to	0.90%	(6.36)%	to	(7.20)%
2021	12,445	$1.21	to	$1.05	$13,533	1.36%	0.00%	to	0.90%	(0.84)%	to	(1.74)%
Col VP Long Govt/Cr Bond, Cl 1
2025	1,153	$1.05	to	$1.05	$1,206	8.18%	0.00%	to	0.00%	6.24%	to	6.24%
2024	891	$0.98	to	$0.98	$877	3.91%	0.00%	to	0.00%	(4.14)%	to	(4.14)%
2023	801	$1.03	to	$1.03	$823	4.06%	0.00%	to	0.00%	6.97%	to	6.97%
2022	233	$0.96	to	$0.96	$224	2.50%	0.00%	to	0.00%	(27.55)%	to	(27.55)%
2021	133	$1.33	to	$1.33	$176	2.10%	0.00%	to	0.00%	(3.20)%	to	(3.20)%
Col VP Long Govt/Cr Bond, Cl 2
2025	519	$1.19	to	$1.19	$618	7.05%	0.00%	to	0.00%	5.98%	to	5.98%
2024	648	$1.12	to	$1.12	$729	3.33%	0.00%	to	0.00%	(4.39)%	to	(4.39)%
2023	900	$1.18	to	$1.18	$1,059	3.48%	0.00%	to	0.00%	6.68%	to	6.68%
2022	421	$1.10	to	$1.10	$464	2.26%	0.00%	to	0.00%	(27.70)%	to	(27.70)%
2021	268	$1.53	to	$1.53	$408	2.02%	0.00%	to	0.00%	(3.47)%	to	(3.47)%
Col VP Overseas Core, Cl 1
2025	11,050	$1.90	to	$1.90	$20,992	1.72%	0.00%	to	0.00%	38.26%	to	38.26%
2024	8,146	$1.37	to	$1.37	$11,191	3.80%	0.00%	to	0.00%	3.45%	to	3.45%
2023	5,582	$1.33	to	$1.33	$7,414	1.67%	0.00%	to	0.00%	15.64%	to	15.64%
2022	3,554	$1.15	to	$1.15	$4,081	0.68%	0.00%	to	0.00%	(14.68)%	to	(14.68)%
2021	1,554	$1.35	to	$1.35	$2,092	1.25%	0.00%	to	0.00%	9.96%	to	9.96%
Col VP Overseas Core, Cl 2
2025	2,816	$2.64	to	$2.64	$7,437	1.56%	0.00%	to	0.00%	37.86%	to	37.86%
2024	2,335	$1.92	to	$1.92	$4,473	4.01%	0.00%	to	0.00%	3.24%	to	3.24%
2023	2,004	$1.86	to	$1.86	$3,717	1.63%	0.00%	to	0.00%	15.32%	to	15.32%
2022	1,909	$1.61	to	$1.61	$3,071	0.73%	0.00%	to	0.00%	(14.90)%	to	(14.90)%
2021	1,776	$1.89	to	$1.89	$3,358	1.11%	0.00%	to	0.00%	9.74%	to	9.74%
Col VP Overseas Core, Cl 3
2025	28,543	$1.88	to	$2.10	$72,920	1.78%	0.20%	to	0.90%	37.83%	to	36.87%
2024	29,152	$1.36	to	$1.54	$53,994	4.26%	0.20%	to	0.90%	3.14%	to	2.41%
2023	30,834	$1.32	to	$1.50	$56,156	1.82%	0.20%	to	0.90%	15.24%	to	14.44%
2022	32,773	$1.14	to	$1.31	$52,095	0.80%	0.20%	to	0.90%	15.40%(5)	to	(15.56)%
2021	34,473	$1.79	to	$1.55	$64,481	1.18%	0.30%	to	0.90%	9.55%	to	8.90%
Col VP Sel Gbl Tech, Cl 1
2025	11,664	$2.14	to	$2.14	$24,987	— %	0.00%	to	0.00%	34.73%	to	34.73%
2024	7,977	$1.59	to	$1.59	$12,683	— %	0.00%	to	0.00%	26.91%	to	26.91%
2023	4,102	$1.25	to	$1.25	$5,139	— %	0.00%	to	0.00%	45.29%	to	45.29%
2022	1,352	$0.86	to	$0.86	$1,166	— %	0.00%	to	0.00%	(15.48)%(7)	to	(15.48)%(7)
Col VP Sel Gbl Tech, Cl 2
2025	2,836	$2.12	to	$2.12	$6,017	— %	0.00%	to	0.00%	34.37%	to	34.37%
2024	2,354	$1.58	to	$1.58	$3,717	— %	0.00%	to	0.00%	26.58%	to	26.58%
2023	1,712	$1.25	to	$1.25	$2,135	— %	0.00%	to	0.00%	44.87%	to	44.87%
2022	333	$0.86	to	$0.86	$286	— %	0.00%	to	0.00%	(15.57)%(7)	to	(15.57)%(7)
Col VP Select Lg Cap Val, Cl 1
2025	8,231	$2.28	to	$2.28	$18,727	— %	0.00%	to	0.00%	28.27%	to	28.27%
2024	7,010	$1.77	to	$1.77	$12,435	— %	0.00%	to	0.00%	12.87%	to	12.87%
2023	5,268	$1.57	to	$1.57	$8,279	— %	0.00%	to	0.00%	5.39%	to	5.39%
 170 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	3,640	$1.49	to	$1.49	$5,428	— %	0.00%	to	0.00%	(1.84)%	to	(1.84)%
2021	1,781	$1.52	to	$1.52	$2,706	— %	0.00%	to	0.00%	26.29%	to	26.29%
Col VP Select Lg Cap Val, Cl 2
2025	1,675	$4.96	to	$4.96	$8,311	— %	0.00%	to	0.00%	27.97%	to	27.97%
2024	1,788	$3.88	to	$3.88	$6,932	— %	0.00%	to	0.00%	12.58%	to	12.58%
2023	1,869	$3.44	to	$3.44	$6,438	— %	0.00%	to	0.00%	5.11%	to	5.11%
2022	2,109	$3.28	to	$3.28	$6,911	— %	0.00%	to	0.00%	(2.06)%	to	(2.06)%
2021	1,694	$3.35	to	$3.35	$5,667	— %	0.00%	to	0.00%	25.98%	to	25.98%
Col VP Select Lg Cap Val, Cl 3
2025	7,457	$1.68	to	$5.13	$42,062	— %	0.20%	to	0.90%	27.85%	to	26.95%
2024	7,518	$1.32	to	$4.04	$35,473	— %	0.20%	to	0.90%	12.53%	to	11.74%
2023	7,889	$1.17	to	$3.61	$34,553	— %	0.20%	to	0.90%	5.02%	to	4.29%
2022	8,150	$1.11	to	$3.46	$35,784	— %	0.20%	to	0.90%	12.68%(5)	to	(2.83)%
2021	7,418	$3.15	to	$3.57	$33,618	— %	0.30%	to	0.90%	25.77%	to	25.02%
Col VP Select Mid Cap Gro, Cl 1
2025	5,800	$2.27	to	$2.27	$13,138	— %	0.00%	to	0.00%	15.14%	to	15.14%
2024	4,716	$1.97	to	$1.97	$9,279	— %	0.00%	to	0.00%	23.68%	to	23.68%
2023	3,468	$1.59	to	$1.59	$5,516	— %	0.00%	to	0.00%	25.24%	to	25.24%
2022	2,360	$1.27	to	$1.27	$2,998	— %	0.00%	to	0.00%	(30.83)%	to	(30.83)%
2021	1,446	$1.84	to	$1.84	$2,655	— %	0.00%	to	0.00%	16.57%	to	16.57%
Col VP Select Mid Cap Gro, Cl 2
2025	943	$4.57	to	$4.57	$4,311	— %	0.00%	to	0.00%	14.86%	to	14.86%
2024	990	$3.98	to	$3.98	$3,939	— %	0.00%	to	0.00%	23.37%	to	23.37%
2023	937	$3.23	to	$3.23	$3,024	— %	0.00%	to	0.00%	24.92%	to	24.92%
2022	855	$2.58	to	$2.58	$2,209	— %	0.00%	to	0.00%	(31.01)%	to	(31.01)%
2021	909	$3.74	to	$3.74	$3,404	— %	0.00%	to	0.00%	16.27%	to	16.27%
Col VP Select Mid Cap Gro, Cl 3
2025	5,088	$1.78	to	$5.80	$27,784	— %	0.20%	to	0.90%	14.77%	to	13.97%
2024	4,727	$1.55	to	$5.09	$24,908	— %	0.20%	to	0.90%	23.28%	to	22.41%
2023	4,170	$1.26	to	$4.16	$19,931	— %	0.20%	to	0.90%	24.84%	to	23.97%
2022	3,845	$1.01	to	$3.36	$16,262	— %	0.20%	to	0.90%	2.87%(5)	to	(31.54)%
2021	4,327	$3.70	to	$4.90	$26,558	— %	0.30%	to	0.90%	16.06%	to	15.36%
Col VP Select Mid Cap Val, Cl 1
2025	4,526	$2.05	to	$2.05	$9,284	— %	0.00%	to	0.00%	14.18%	to	14.18%
2024	3,501	$1.80	to	$1.80	$6,290	— %	0.00%	to	0.00%	12.54%	to	12.54%
2023	2,601	$1.60	to	$1.60	$4,152	— %	0.00%	to	0.00%	10.30%	to	10.30%
2022	1,949	$1.45	to	$1.45	$2,821	— %	0.00%	to	0.00%	(9.44)%	to	(9.44)%
2021	750	$1.60	to	$1.60	$1,198	— %	0.00%	to	0.00%	32.33%	to	32.33%
Col VP Select Mid Cap Val, Cl 2
2025	1,297	$4.12	to	$4.12	$5,347	— %	0.00%	to	0.00%	13.87%	to	13.87%
2024	1,330	$3.62	to	$3.62	$4,816	— %	0.00%	to	0.00%	12.27%	to	12.27%
2023	1,412	$3.22	to	$3.22	$4,552	— %	0.00%	to	0.00%	10.05%	to	10.05%
2022	1,364	$2.93	to	$2.93	$3,996	— %	0.00%	to	0.00%	(9.66)%	to	(9.66)%
2021	1,075	$3.24	to	$3.24	$3,487	— %	0.00%	to	0.00%	31.97%	to	31.97%
Col VP Select Mid Cap Val, Cl 3
2025	4,545	$1.52	to	$4.53	$21,755	— %	0.20%	to	0.90%	13.78%	to	12.99%
2024	4,424	$1.34	to	$4.01	$20,033	— %	0.20%	to	0.90%	12.18%	to	11.40%
2023	4,680	$1.19	to	$3.60	$19,888	— %	0.20%	to	0.90%	9.96%	to	9.20%
2022	4,852	$1.08	to	$3.29	$19,776	— %	0.20%	to	0.90%	9.03%(5)	to	(10.37)%
2021	4,462	$3.06	to	$3.68	$20,499	— %	0.30%	to	0.90%	31.74%	to	30.95%
Col VP Select Sm Cap Val, Cl 1
2025	3,971	$1.69	to	$1.69	$6,723	— %	0.00%	to	0.00%	6.59%	to	6.59%
2024	3,267	$1.59	to	$1.59	$5,189	— %	0.00%	to	0.00%	13.93%	to	13.93%
2023	2,460	$1.39	to	$1.39	$3,430	— %	0.00%	to	0.00%	13.14%	to	13.14%
RiverSource Variable Life Separate Account ■ 171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	1,654	$1.23	to	$1.23	$2,038	— %	0.00%	to	0.00%	(14.70)%	to	(14.70)%
2021	842	$1.44	to	$1.44	$1,217	— %	0.00%	to	0.00%	30.93%	to	30.93%
Col VP Select Sm Cap Val, Cl 2
2025	941	$3.51	to	$3.51	$3,301	— %	0.00%	to	0.00%	6.30%	to	6.30%
2024	950	$3.30	to	$3.30	$3,134	— %	0.00%	to	0.00%	13.66%	to	13.66%
2023	1,017	$2.90	to	$2.90	$2,953	— %	0.00%	to	0.00%	12.85%	to	12.85%
2022	988	$2.57	to	$2.57	$2,542	— %	0.00%	to	0.00%	(14.93)%	to	(14.93)%
2021	825	$3.02	to	$3.02	$2,493	— %	0.00%	to	0.00%	30.62%	to	30.62%
Col VP Select Sm Cap Val, Cl 3
2025	5,553	$1.43	to	$4.72	$23,197	— %	0.20%	to	0.90%	6.23%	to	5.49%
2024	5,309	$1.35	to	$4.47	$22,285	— %	0.20%	to	0.90%	13.58%	to	12.78%
2023	5,090	$1.19	to	$3.96	$21,281	— %	0.20%	to	0.90%	12.75%	to	11.96%
2022	4,975	$1.05	to	$3.54	$19,931	— %	0.20%	to	0.90%	5.87%(5)	to	(15.58)%
2021	4,708	$2.89	to	$4.19	$22,617	— %	0.30%	to	0.90%	30.41%	to	29.63%
Col VP Strategic Inc, Cl 1
2025	8,721	$1.27	to	$1.27	$11,106	4.60%	0.00%	to	0.00%	7.32%	to	7.32%
2024	7,668	$1.19	to	$1.19	$9,099	4.54%	0.00%	to	0.00%	4.70%	to	4.70%
2023	5,185	$1.13	to	$1.13	$5,876	3.75%	0.00%	to	0.00%	9.67%	to	9.67%
2022	3,801	$1.03	to	$1.03	$3,927	3.14%	0.00%	to	0.00%	(11.37)%	to	(11.37)%
2021	2,356	$1.17	to	$1.17	$2,747	5.69%	0.00%	to	0.00%	2.09%	to	2.09%
Col VP Strategic Inc, Cl 2
2025	2,120	$1.56	to	$1.56	$3,301	4.43%	0.00%	to	0.00%	7.16%	to	7.16%
2024	1,960	$1.45	to	$1.45	$2,848	4.17%	0.00%	to	0.00%	4.51%	to	4.51%
2023	1,982	$1.39	to	$1.39	$2,756	3.47%	0.00%	to	0.00%	9.20%	to	9.20%
2022	1,764	$1.27	to	$1.27	$2,246	2.65%	0.00%	to	0.00%	(11.52)%	to	(11.52)%
2021	1,966	$1.44	to	$1.44	$2,829	5.37%	0.00%	to	0.00%	1.63%	to	1.63%
Col VP US Govt Mtge, Cl 1
2025	1,262	$1.11	to	$1.11	$1,397	2.32%	0.00%	to	0.00%	9.19%	to	9.19%
2024	984	$1.01	to	$1.01	$998	3.62%	0.00%	to	0.00%	1.57%	to	1.57%
2023	774	$1.00	to	$1.00	$773	2.90%	0.00%	to	0.00%	5.70%	to	5.70%
2022	584	$0.94	to	$0.94	$552	2.60%	0.00%	to	0.00%	(14.14)%	to	(14.14)%
2021	354	$1.10	to	$1.10	$390	2.75%	0.00%	to	0.00%	(0.95)%	to	(0.95)%
Col VP US Govt Mtge, Cl 2
2025	580	$1.24	to	$1.24	$719	2.23%	0.00%	to	0.00%	8.83%	to	8.83%
2024	391	$1.14	to	$1.14	$446	2.86%	0.00%	to	0.00%	1.33%	to	1.33%
2023	440	$1.12	to	$1.12	$494	2.53%	0.00%	to	0.00%	5.43%	to	5.43%
2022	549	$1.07	to	$1.07	$585	2.09%	0.00%	to	0.00%	(14.32)%	to	(14.32)%
2021	407	$1.24	to	$1.24	$506	2.00%	0.00%	to	0.00%	(1.20)%	to	(1.20)%
Col VP US Govt Mtge, Cl 3
2025	13,372	$1.18	to	$1.50	$17,146	2.14%	0.20%	to	0.90%	8.84%	to	8.08%
2024	13,394	$1.09	to	$1.39	$15,912	3.23%	0.20%	to	0.90%	1.24%	to	0.53%
2023	14,745	$1.07	to	$1.38	$17,412	2.63%	0.20%	to	0.90%	5.34%	to	4.61%
2022	15,469	$1.02	to	$1.32	$17,533	2.01%	0.20%	to	0.90%	2.31%(5)	to	(15.03)%
2021	15,981	$1.22	to	$1.55	$21,281	1.91%	0.30%	to	0.90%	(1.36)%	to	(1.96)%
CS Commodity Return, Cl 1
2025	7,439	$1.06	to	$0.72	$7,310	4.14%	0.20%	to	0.90%	15.13%	to	14.32%
2024	7,855	$0.92	to	$0.63	$6,735	2.97%	0.20%	to	0.90%	4.62%	to	3.88%
2023	8,556	$0.88	to	$0.61	$7,066	21.66%	0.20%	to	0.90%	(9.30)%	to	(9.93)%
2022	10,258	$0.97	to	$0.68	$9,418	14.70%	0.20%	to	0.90%	(2.05)%(5)	to	14.99%
2021	9,004	$0.71	to	$0.59	$7,062	4.94%	0.30%	to	0.90%	27.52%	to	26.75%
CTIVP AC Div Bond, Cl 1
2025	2,819	$1.14	to	$1.14	$3,228	3.26%	0.00%	to	0.00%	7.48%	to	7.48%
2024	2,309	$1.07	to	$1.07	$2,460	4.34%	0.00%	to	0.00%	1.78%	to	1.78%
2023	1,582	$1.05	to	$1.05	$1,655	3.34%	0.00%	to	0.00%	5.59%	to	5.59%
 172 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	769	$0.99	to	$0.99	$762	3.16%	0.00%	to	0.00%	(15.29)%	to	(15.29)%
2021	549	$1.17	to	$1.17	$642	2.11%	0.00%	to	0.00%	0.45%	to	0.45%
CTIVP AC Div Bond, Cl 2
2025	597	$1.27	to	$1.27	$758	2.96%	0.00%	to	0.00%	7.24%	to	7.24%
2024	511	$1.18	to	$1.18	$606	4.02%	0.00%	to	0.00%	1.53%	to	1.53%
2023	353	$1.17	to	$1.17	$412	3.15%	0.00%	to	0.00%	5.33%	to	5.33%
2022	311	$1.11	to	$1.11	$344	2.78%	0.00%	to	0.00%	(15.52)%	to	(15.52)%
2021	250	$1.31	to	$1.31	$328	1.67%	0.00%	to	0.00%	0.29%	to	0.29%
CTIVP BR Gl Infl Prot Sec, Cl 1
2025	1,186	$1.07	to	$1.07	$1,275	3.73%	0.00%	to	0.00%	4.23%	to	4.23%
2024	1,058	$1.03	to	$1.03	$1,090	1.98%	0.00%	to	0.00%	(0.92)%	to	(0.92)%
2023	1,058	$1.04	to	$1.04	$1,101	8.64%	0.00%	to	0.00%	4.10%	to	4.10%
2022	1,159	$1.00	to	$1.00	$1,158	4.90%	0.00%	to	0.00%	(17.51)%	to	(17.51)%
2021	516	$1.21	to	$1.21	$626	0.77%	0.00%	to	0.00%	4.56%	to	4.56%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	583	$1.21	to	$1.21	$705	3.61%	0.00%	to	0.00%	3.84%	to	3.84%
2024	528	$1.16	to	$1.16	$614	1.65%	0.00%	to	0.00%	(1.20)%	to	(1.20)%
2023	666	$1.18	to	$1.18	$784	8.60%	0.00%	to	0.00%	3.89%	to	3.89%
2022	816	$1.13	to	$1.13	$925	4.60%	0.00%	to	0.00%	(17.69)%	to	(17.69)%
2021	748	$1.38	to	$1.38	$1,030	0.55%	0.00%	to	0.00%	4.43%	to	4.43%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	5,618	$1.10	to	$1.45	$7,469	3.55%	0.20%	to	0.90%	3.68%	to	2.95%
2024	5,990	$1.06	to	$1.40	$7,906	1.83%	0.20%	to	0.90%	(1.25)%	to	(1.95)%
2023	7,121	$1.07	to	$1.43	$9,563	8.61%	0.20%	to	0.90%	3.75%	to	3.02%
2022	8,452	$1.03	to	$1.39	$11,152	4.60%	0.20%	to	0.90%	5.32%(5)	to	(18.32)%
2021	8,801	$1.36	to	$1.70	$14,228	0.71%	0.30%	to	0.90%	4.16%	to	3.54%
CTIVP CenterSquare Real Est, Cl 1
2025	2,609	$1.46	to	$1.46	$3,802	2.84%	0.00%	to	0.00%	2.19%	to	2.19%
2024	2,338	$1.43	to	$1.43	$3,334	2.58%	0.00%	to	0.00%	10.34%	to	10.34%
2023	2,184	$1.29	to	$1.29	$2,822	2.08%	0.00%	to	0.00%	13.76%	to	13.76%
2022	1,884	$1.14	to	$1.14	$2,141	1.66%	0.00%	to	0.00%	(24.12)%	to	(24.12)%
2021	1,168	$1.50	to	$1.50	$1,749	1.31%	0.00%	to	0.00%	41.44%	to	41.44%
CTIVP CenterSquare Real Est, Cl 2
2025	1,108	$2.14	to	$2.14	$2,375	2.65%	0.00%	to	0.00%	2.11%	to	2.11%
2024	1,149	$2.10	to	$2.10	$2,411	2.37%	0.00%	to	0.00%	9.86%	to	9.86%
2023	1,216	$1.91	to	$1.91	$2,323	1.80%	0.00%	to	0.00%	13.56%	to	13.56%
2022	1,340	$1.68	to	$1.68	$2,254	1.28%	0.00%	to	0.00%	(24.33)%	to	(24.33)%
2021	1,670	$2.22	to	$2.22	$3,712	1.12%	0.00%	to	0.00%	41.20%	to	41.20%
CTIVP Prin Lg Cap Gro, Cl 1
2025	3,488	$2.55	to	$2.55	$8,887	— %	0.00%	to	0.00%	13.78%	to	13.78%
2024	3,034	$2.24	to	$2.24	$6,796	— %	0.00%	to	0.00%	21.42%	to	21.42%
2023	2,313	$1.84	to	$1.84	$4,266	— %	0.00%	to	0.00%	39.54%	to	39.54%
2022	1,690	$1.32	to	$1.32	$2,234	— %	0.00%	to	0.00%	(28.00)%	to	(28.00)%
2021	1,109	$1.84	to	$1.84	$2,036	— %	0.00%	to	0.00%	18.57%	to	18.57%
CTIVP Prin Lg Cap Gro, Cl 2
2025	689	$6.13	to	$6.13	$4,223	— %	0.00%	to	0.00%	13.49%	to	13.49%
2024	715	$5.40	to	$5.40	$3,866	— %	0.00%	to	0.00%	21.12%	to	21.12%
2023	706	$4.46	to	$4.46	$3,150	— %	0.00%	to	0.00%	39.21%	to	39.21%
2022	672	$3.20	to	$3.20	$2,154	— %	0.00%	to	0.00%	(28.19)%	to	(28.19)%
2021	679	$4.46	to	$4.46	$3,029	— %	0.00%	to	0.00%	18.28%	to	18.28%
CTIVP T Rowe Price LgCap Val, Cl 1
2025	3,478	$1.93	to	$1.93	$6,702	— %	0.00%	to	0.00%	12.40%	to	12.40%
2024	2,718	$1.71	to	$1.71	$4,660	— %	0.00%	to	0.00%	11.94%	to	11.94%
2023	2,169	$1.53	to	$1.53	$3,322	— %	0.00%	to	0.00%	9.59%	to	9.59%
RiverSource Variable Life Separate Account ■ 173

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	1,764	$1.40	to	$1.40	$2,466	— %	0.00%	to	0.00%	(4.96)%	to	(4.96)%
2021	1,326	$1.47	to	$1.47	$1,950	— %	0.00%	to	0.00%	25.29%	to	25.29%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	903	$3.28	to	$3.28	$2,962	— %	0.00%	to	0.00%	12.12%	to	12.12%
2024	942	$2.93	to	$2.93	$2,757	— %	0.00%	to	0.00%	11.68%	to	11.68%
2023	838	$2.62	to	$2.62	$2,195	— %	0.00%	to	0.00%	9.28%	to	9.28%
2022	881	$2.40	to	$2.40	$2,113	— %	0.00%	to	0.00%	(5.16)%	to	(5.16)%
2021	855	$2.53	to	$2.53	$2,163	— %	0.00%	to	0.00%	24.98%	to	24.98%
CTIVP TCW Core Plus Bond, Cl 1
2025	6,215	$1.14	to	$1.14	$7,079	4.84%	0.00%	to	0.00%	7.55%	to	7.55%
2024	5,155	$1.06	to	$1.06	$5,460	4.12%	0.00%	to	0.00%	0.75%	to	0.75%
2023	3,909	$1.05	to	$1.05	$4,110	2.43%	0.00%	to	0.00%	5.91%	to	5.91%
2022	1,899	$0.99	to	$0.99	$1,884	1.17%	0.00%	to	0.00%	(14.19)%	to	(14.19)%
2021	1,370	$1.16	to	$1.16	$1,585	1.42%	0.00%	to	0.00%	(1.14)%	to	(1.14)%
CTIVP TCW Core Plus Bond, Cl 2
2025	485	$1.22	to	$1.22	$592	4.48%	0.00%	to	0.00%	7.19%	to	7.19%
2024	447	$1.14	to	$1.14	$509	4.12%	0.00%	to	0.00%	0.51%	to	0.51%
2023	332	$1.13	to	$1.13	$377	2.25%	0.00%	to	0.00%	5.54%	to	5.54%
2022	260	$1.07	to	$1.07	$280	0.86%	0.00%	to	0.00%	(14.31)%	to	(14.31)%
2021	360	$1.25	to	$1.25	$451	1.09%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
CTIVP Vty Sycamore Estb Val, Cl 1
2025	8,374	$1.93	to	$1.93	$16,200	— %	0.00%	to	0.00%	2.27%	to	2.27%
2024	7,179	$1.89	to	$1.89	$13,581	— %	0.00%	to	0.00%	9.92%	to	9.92%
2023	5,411	$1.72	to	$1.72	$9,312	— %	0.00%	to	0.00%	9.92%	to	9.92%
2022	4,136	$1.57	to	$1.57	$6,475	— %	0.00%	to	0.00%	(2.75)%	to	(2.75)%
2021	2,513	$1.61	to	$1.61	$4,046	— %	0.00%	to	0.00%	31.90%	to	31.90%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	1,831	$4.27	to	$4.27	$7,810	— %	0.00%	to	0.00%	2.00%	to	2.00%
2024	1,971	$4.18	to	$4.18	$8,241	— %	0.00%	to	0.00%	9.63%	to	9.63%
2023	1,938	$3.81	to	$3.81	$7,392	— %	0.00%	to	0.00%	9.67%	to	9.67%
2022	2,098	$3.48	to	$3.48	$7,296	— %	0.00%	to	0.00%	(3.00)%	to	(3.00)%
2021	2,231	$3.59	to	$3.59	$7,998	— %	0.00%	to	0.00%	31.55%	to	31.55%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	8,204	$1.35	to	$4.87	$37,190	— %	0.20%	to	0.90%	1.92%	to	1.21%
2024	8,344	$1.32	to	$4.81	$41,456	— %	0.20%	to	0.90%	9.55%	to	8.78%
2023	7,906	$1.21	to	$4.43	$39,816	— %	0.20%	to	0.90%	9.59%	to	8.83%
2022	7,792	$1.10	to	$4.07	$38,174	— %	0.20%	to	0.90%	10.35%(5)	to	(3.75)%
2021	7,699	$3.43	to	$4.22	$39,080	— %	0.30%	to	0.90%	31.35%	to	30.57%
CTIVP Wellington Lg Cap Val, Cl 1
2025	10,657	$2.05	to	$2.05	$21,814	— %	0.00%	to	0.00%	19.92%	to	19.92%
2024	9,040	$1.71	to	$1.71	$15,431	— %	0.00%	to	0.00%	11.71%	to	11.71%
2023	7,326	$1.53	to	$1.53	$11,194	— %	0.00%	to	0.00%	8.04%	to	8.04%
2022	5,609	$1.41	to	$1.41	$7,932	— %	0.00%	to	0.00%	(6.10)%	to	(6.10)%
2021	3,864	$1.51	to	$1.51	$5,820	— %	0.00%	to	0.00%	25.43%	to	25.43%
CTIVP Wellington Lg Cap Val, Cl 2
2025	1,901	$4.12	to	$4.12	$7,827	— %	0.00%	to	0.00%	19.61%	to	19.61%
2024	1,958	$3.44	to	$3.44	$6,739	— %	0.00%	to	0.00%	11.44%	to	11.44%
2023	1,995	$3.09	to	$3.09	$6,162	— %	0.00%	to	0.00%	7.77%	to	7.77%
2022	1,997	$2.87	to	$2.87	$5,724	— %	0.00%	to	0.00%	(6.36)%	to	(6.36)%
2021	2,026	$3.06	to	$3.06	$6,202	— %	0.00%	to	0.00%	25.11%	to	25.11%
CTIVP Westfield Mid Cap Gro, Cl 1
2025	3,063	$2.17	to	$2.17	$6,659	— %	0.00%	to	0.00%	10.39%	to	10.39%
2024	2,556	$1.97	to	$1.97	$5,035	— %	0.00%	to	0.00%	17.49%	to	17.49%
2023	1,726	$1.68	to	$1.68	$2,893	— %	0.00%	to	0.00%	25.48%	to	25.48%
 174 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	1,136	$1.34	to	$1.34	$1,517	— %	0.00%	to	0.00%	(25.60)%	to	(25.60)%
2021	682	$1.80	to	$1.80	$1,225	— %	0.00%	to	0.00%	16.72%	to	16.72%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	705	$4.24	to	$4.24	$2,993	— %	0.00%	to	0.00%	10.12%	to	10.12%
2024	762	$3.85	to	$3.85	$2,937	— %	0.00%	to	0.00%	17.19%	to	17.19%
2023	765	$3.29	to	$3.29	$2,514	— %	0.00%	to	0.00%	25.17%	to	25.17%
2022	767	$2.63	to	$2.63	$2,014	— %	0.00%	to	0.00%	(25.79)%	to	(25.79)%
2021	712	$3.54	to	$3.54	$2,520	— %	0.00%	to	0.00%	16.41%	to	16.41%
CTIVP Westfield Sel Lg Cp Gr, Cl 1
2025	4,302	$2.17	to	$2.17	$9,331	— %	0.00%	to	0.00%	17.27%	to	17.27%
2024	4,242	$1.85	to	$1.85	$7,846	— %	0.00%	to	0.00%	27.50%	to	27.50%
2023	3,803	$1.45	to	$1.45	$5,517	— %	0.00%	to	0.00%	31.00%	to	31.00%
2022	2,942	$1.11	to	$1.11	$3,258	— %	0.00%	to	0.00%	(41.07)%	to	(41.07)%
2021	2,239	$1.88	to	$1.88	$4,207	— %	0.00%	to	0.00%	(4.11)%	to	(4.11)%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	705	$5.09	to	$5.09	$3,586	— %	0.00%	to	0.00%	16.98%	to	16.98%
2024	779	$4.35	to	$4.35	$3,387	— %	0.00%	to	0.00%	27.15%	to	27.15%
2023	875	$3.42	to	$3.42	$2,991	— %	0.00%	to	0.00%	30.62%	to	30.62%
2022	878	$2.62	to	$2.62	$2,298	— %	0.00%	to	0.00%	(41.21)%	to	(41.21)%
2021	1,015	$4.45	to	$4.45	$4,519	— %	0.00%	to	0.00%	(4.35)%	to	(4.35)%
CVT EAFE Intl Index, Cl F
2025	1,124	$1.55	to	$1.55	$1,741	2.71%	0.00%	to	0.00%	30.64%	to	30.64%
2024	821	$1.19	to	$1.19	$974	3.24%	0.00%	to	0.00%	2.95%	to	2.95%
2023	438	$1.15	to	$1.15	$505	5.17%	0.00%	to	0.00%	17.53%	to	17.53%
2022	48	$0.98	to	$0.98	$47	6.64%	0.00%	to	0.00%	(1.64)%(7)	to	(1.64)%(7)
CVT EAFE Intl Index, Cl I
2025	9,205	$1.56	to	$1.56	$14,362	2.78%	0.00%	to	0.00%	30.90%	to	30.90%
2024	6,197	$1.19	to	$1.19	$7,386	3.12%	0.00%	to	0.00%	3.14%	to	3.14%
2023	3,401	$1.16	to	$1.16	$3,930	3.80%	0.00%	to	0.00%	17.77%	to	17.77%
2022	1,324	$0.98	to	$0.98	$1,299	4.13%	0.00%	to	0.00%	(1.51)%(7)	to	(1.51)%(7)
CVT Nasdaq 100 Index, Cl F
2025	1,828	$1.97	to	$1.97	$3,603	0.30%	0.00%	to	0.00%	20.10%	to	20.10%
2024	1,542	$1.64	to	$1.64	$2,531	0.40%	0.00%	to	0.00%	24.89%	to	24.89%
2023	799	$1.31	to	$1.31	$1,050	0.45%	0.00%	to	0.00%	54.02%	to	54.02%
2022	164	$0.85	to	$0.85	$140	0.45%	0.00%	to	0.00%	(16.12)%(7)	to	(16.12)%(7)
CVT Nasdaq 100 Index, Cl I
2025	10,164	$1.99	to	$1.99	$20,215	0.30%	0.00%	to	0.00%	20.39%	to	20.39%
2024	7,021	$1.65	to	$1.65	$11,599	0.38%	0.00%	to	0.00%	25.21%	to	25.21%
2023	4,070	$1.32	to	$1.32	$5,371	0.40%	0.00%	to	0.00%	54.40%	to	54.40%
2022	2,160	$0.85	to	$0.85	$1,846	0.29%	0.00%	to	0.00%	(15.98)%(7)	to	(15.98)%(7)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	419	$1.38	to	$1.38	$579	1.47%	0.00%	to	0.00%	12.23%	to	12.23%
2024	378	$1.23	to	$1.23	$465	1.65%	0.00%	to	0.00%	11.00%	to	11.00%
2023	154	$1.11	to	$1.11	$170	1.26%	0.00%	to	0.00%	16.36%	to	16.36%
2022	43	$0.95	to	$0.95	$41	1.69%	0.00%	to	0.00%	(5.67)%(7)	to	(5.67)%(7)
CVT Russ 2000 Sm Cap Ind, Cl I
2025	6,342	$1.39	to	$1.39	$8,823	1.71%	0.00%	to	0.00%	12.45%	to	12.45%
2024	4,609	$1.24	to	$1.24	$5,703	1.36%	0.00%	to	0.00%	11.23%	to	11.23%
2023	2,895	$1.11	to	$1.11	$3,220	1.05%	0.00%	to	0.00%	16.60%	to	16.60%
2022	1,450	$0.95	to	$0.95	$1,383	0.89%	0.00%	to	0.00%	(5.55)%(7)	to	(5.55)%(7)
DWS Alt Asset Alloc VIP, Cl A
2025	2,507	$1.46	to	$1.46	$3,671	3.95%	0.00%	to	0.00%	10.50%	to	10.50%
2024	1,848	$1.33	to	$1.33	$2,450	3.34%	0.00%	to	0.00%	5.64%	to	5.64%
2023	1,376	$1.25	to	$1.25	$1,727	5.87%	0.00%	to	0.00%	6.19%	to	6.19%
RiverSource Variable Life Separate Account ■ 175

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	1,043	$1.18	to	$1.18	$1,232	6.53%	0.00%	to	0.00%	(7.42)%	to	(7.42)%
2021	477	$1.28	to	$1.28	$609	1.28%	0.00%	to	0.00%	12.74%	to	12.74%
DWS Alt Asset Alloc VIP, Cl B
2025	2,615	$1.55	to	$1.29	$3,685	3.79%	0.00%	to	0.90%	10.03%	to	9.05%
2024	2,985	$1.41	to	$1.18	$3,843	3.34%	0.00%	to	0.90%	5.30%	to	4.35%
2023	3,375	$1.34	to	$1.13	$4,135	6.48%	0.00%	to	0.90%	5.67%	to	4.73%
2022	3,893	$1.27	to	$1.08	$4,522	6.67%	0.00%	to	0.90%	(7.74)%	to	(8.57)%
2021	3,089	$1.38	to	$1.18	$3,916	1.48%	0.00%	to	0.90%	12.35%	to	11.34%
EV VT Floating-Rate Inc, Init Cl
2025	9,811	$1.26	to	$1.68	$18,361	6.73%	0.20%	to	0.90%	3.76%	to	3.04%
2024	10,759	$1.21	to	$1.63	$20,048	7.78%	0.20%	to	0.90%	7.42%	to	6.67%
2023	10,967	$1.13	to	$1.53	$19,853	8.20%	0.20%	to	0.90%	11.00%	to	10.22%
2022	11,332	$1.02	to	$1.39	$18,888	4.63%	0.20%	to	0.90%	1.54%(5)	to	(3.61)%
2021	10,721	$1.29	to	$1.44	$18,368	2.89%	0.30%	to	0.90%	3.31%	to	2.70%
EV VT Floating-Rate Inc, Inst Cl
2025(8)	346	$1.13	to	$1.13	$390	7.13%	0.00%	to	0.00%	4.53%	to	4.53%
2024(8)	124	$1.08	to	$1.08	$134	7.80%	0.00%	to	0.00%	7.99%(6)	to	7.99%(6)
Fid VIP Contrafund, Init Cl
2025	20,408	$3.11	to	$3.11	$63,538	0.16%	0.00%	to	0.00%	21.48%	to	21.48%
2024	15,905	$2.56	to	$2.56	$40,761	0.21%	0.00%	to	0.00%	33.79%	to	33.79%
2023	10,969	$1.92	to	$1.92	$21,013	0.58%	0.00%	to	0.00%	33.45%	to	33.45%
2022	7,632	$1.44	to	$1.44	$10,956	0.63%	0.00%	to	0.00%	(26.31)%	to	(26.31)%
2021	4,736	$1.95	to	$1.95	$9,226	0.04%	0.00%	to	0.00%	27.83%	to	27.83%
Fid VIP Contrafund, Serv Cl 2
2025	33,364	$6.33	to	$5.84	$213,429	— %	0.00%	to	0.90%	21.19%	to	20.11%
2024	31,139	$5.22	to	$4.86	$179,573	0.03%	0.00%	to	0.90%	33.45%	to	32.25%
2023	30,112	$3.91	to	$3.68	$141,469	0.27%	0.00%	to	0.90%	33.12%	to	31.93%
2022	29,747	$2.94	to	$2.79	$111,113	0.27%	0.00%	to	0.90%	(26.49)%	to	(27.14)%
2021	30,396	$4.00	to	$3.83	$155,608	0.03%	0.00%	to	0.90%	27.51%	to	26.37%
Fid VIP Emer Mkts, Init Cl
2025	592	$1.60	to	$1.60	$948	2.97%	0.00%	to	0.00%	41.21%	to	41.21%
2024	197	$1.13	to	$1.13	$224	3.48%	0.00%	to	0.00%	16.19%(6)	to	16.19%(6)
Fid VIP Energy, Init Cl
2025	277	$1.17	to	$1.17	$325	2.64%	0.00%	to	0.00%	10.58%	to	10.58%
2024	129	$1.06	to	$1.06	$136	5.56%	0.00%	to	0.00%	8.33%(6)	to	8.33%(6)
Fid VIP Gro & Inc, Serv Cl
2025	9,089	$9.28	to	$5.68	$74,598	1.47%	0.45%	to	0.90%	20.84%	to	20.30%
2024	9,776	$7.68	to	$4.72	$66,341	1.38%	0.45%	to	0.90%	21.58%	to	21.04%
2023	10,537	$6.32	to	$3.90	$58,698	1.58%	0.45%	to	0.90%	18.05%	to	17.52%
2022	11,350	$5.35	to	$3.32	$53,326	1.58%	0.45%	to	0.90%	(5.45)%	to	(5.87)%
2021	11,749	$5.66	to	$3.53	$58,676	2.31%	0.45%	to	0.90%	25.20%	to	24.64%
Fid VIP Gro & Inc, Serv Cl 2
2025	14,703	$1.90	to	$6.61	$56,608	1.37%	0.20%	to	0.90%	20.97%	to	20.12%
2024	13,782	$1.57	to	$5.50	$48,387	1.26%	0.20%	to	0.90%	21.71%	to	20.86%
2023	13,916	$1.29	to	$4.55	$42,563	1.50%	0.20%	to	0.90%	18.13%	to	17.31%
2022	13,523	$1.09	to	$3.88	$37,593	1.48%	0.20%	to	0.90%	10.16%(5)	to	(6.02)%
2021	14,106	$3.00	to	$4.13	$41,568	2.23%	0.30%	to	0.90%	25.26%	to	24.51%
Fid VIP Gro Opp, Init Cl
2025	2,585	$1.69	to	$1.69	$4,364	— %	0.00%	to	0.00%	21.95%	to	21.95%
2024	893	$1.38	to	$1.38	$1,236	— %	0.00%	to	0.00%	38.63%(6)	to	38.63%(6)
Fid VIP Invest Gr, Init Cl
2025	1,335	$1.09	to	$1.09	$1,460	4.48%	0.00%	to	0.00%	7.22%	to	7.22%
2024	634	$1.02	to	$1.02	$647	7.85%	0.00%	to	0.00%	2.62%(6)	to	2.62%(6)
 176 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Fid VIP Mid Cap, Init Cl
2025	14,620	$2.04	to	$2.04	$29,845	0.50%	0.00%	to	0.00%	11.75%	to	11.75%
2024	11,071	$1.83	to	$1.83	$20,223	0.65%	0.00%	to	0.00%	17.49%	to	17.49%
2023	7,806	$1.55	to	$1.55	$12,137	0.74%	0.00%	to	0.00%	15.08%	to	15.08%
2022	4,923	$1.35	to	$1.35	$6,651	0.65%	0.00%	to	0.00%	(14.74)%	to	(14.74)%
2021	2,804	$1.58	to	$1.58	$4,443	0.83%	0.00%	to	0.00%	25.60%	to	25.60%
Fid VIP Mid Cap, Serv Cl
2025	14,029	$6.97	to	$9.36	$103,811	0.37%	0.45%	to	0.90%	11.16%	to	10.66%
2024	14,971	$6.27	to	$8.46	$100,043	0.46%	0.45%	to	0.90%	16.82%	to	16.30%
2023	16,316	$5.37	to	$7.27	$93,435	0.51%	0.45%	to	0.90%	14.49%	to	13.98%
2022	17,526	$4.69	to	$6.38	$87,935	0.40%	0.45%	to	0.90%	(15.24)%	to	(15.62)%
2021	18,706	$5.53	to	$7.56	$110,914	0.51%	0.45%	to	0.90%	24.94%	to	24.38%
Fid VIP Mid Cap, Serv Cl 2
2025	32,439	$3.94	to	$7.67	$102,706	0.25%	0.00%	to	0.90%	11.49%	to	10.49%
2024	33,003	$3.53	to	$6.94	$99,137	0.35%	0.00%	to	0.90%	17.18%	to	16.12%
2023	32,730	$3.02	to	$5.98	$89,347	0.39%	0.00%	to	0.90%	14.80%	to	13.78%
2022	33,500	$2.63	to	$5.25	$82,444	0.27%	0.00%	to	0.90%	(14.97)%	to	(15.73)%
2021	34,796	$3.09	to	$6.23	$101,328	0.36%	0.00%	to	0.90%	25.31%	to	24.19%
Fid VIP Overseas, Serv Cl
2025	6,724	$3.97	to	$2.49	$23,320	1.56%	0.45%	to	0.90%	19.74%	to	19.20%
2024	6,978	$3.31	to	$2.09	$20,144	1.63%	0.45%	to	0.90%	4.48%	to	4.01%
2023	6,791	$3.17	to	$2.01	$18,753	0.96%	0.45%	to	0.90%	19.87%	to	19.33%
2022	7,022	$2.65	to	$1.68	$16,128	0.97%	0.45%	to	0.90%	(24.92)%	to	(25.26)%
2021	7,155	$3.52	to	$2.25	$22,201	0.44%	0.45%	to	0.90%	19.04%	to	18.50%
Fid VIP Overseas, Serv Cl 2
2025	10,281	$1.72	to	$3.39	$24,380	1.43%	0.20%	to	0.90%	19.81%	to	18.98%
2024	9,881	$1.43	to	$2.85	$20,237	1.43%	0.20%	to	0.90%	4.60%	to	3.86%
2023	9,130	$1.37	to	$2.74	$18,424	0.82%	0.20%	to	0.90%	19.98%	to	19.15%
2022	9,113	$1.14	to	$2.30	$15,586	0.84%	0.20%	to	0.90%	15.16%(5)	to	(25.36)%
2021	9,488	$2.31	to	$3.08	$21,671	0.33%	0.30%	to	0.90%	19.03%	to	18.32%
Fid VIP Strategic Inc, Init Cl
2025	10,164	$1.33	to	$1.33	$13,527	4.22%	0.00%	to	0.00%	8.85%	to	8.85%
2024	7,695	$1.22	to	$1.22	$9,408	4.34%	0.00%	to	0.00%	6.08%	to	6.08%
2023	5,366	$1.15	to	$1.15	$6,185	7.12%	0.00%	to	0.00%	9.41%	to	9.41%
2022	2,016	$1.05	to	$1.05	$2,123	4.56%	0.00%	to	0.00%	(11.26)%	to	(11.26)%
2021	1,156	$1.19	to	$1.19	$1,373	3.58%	0.00%	to	0.00%	3.74%	to	3.74%
Fid VIP Strategic Inc, Serv Cl 2
2025	3,133	$1.58	to	$1.58	$4,945	4.91%	0.00%	to	0.00%	8.58%	to	8.58%
2024	1,872	$1.45	to	$1.45	$2,722	4.19%	0.00%	to	0.00%	5.78%	to	5.78%
2023	1,347	$1.37	to	$1.37	$1,851	4.47%	0.00%	to	0.00%	9.18%	to	9.18%
2022	1,270	$1.26	to	$1.26	$1,599	3.39%	0.00%	to	0.00%	(11.52)%	to	(11.52)%
2021	1,315	$1.42	to	$1.42	$1,871	2.40%	0.00%	to	0.00%	3.53%	to	3.53%
Frank Global Real Est, Cl 2
2025	17,178	$1.30	to	$3.14	$36,635	1.39%	0.20%	to	0.90%	7.71%	to	6.96%
2024	16,617	$1.21	to	$2.93	$35,260	1.82%	0.20%	to	0.90%	(0.52)%	to	(1.22)%
2023	16,098	$1.21	to	$2.97	$36,919	2.88%	0.20%	to	0.90%	11.21%	to	10.44%
2022	16,275	$1.09	to	$2.69	$35,304	2.41%	0.20%	to	0.90%	10.23%(5)	to	(26.72)%
2021	16,713	$1.84	to	$3.67	$49,462	0.88%	0.30%	to	0.90%	26.41%	to	25.66%
Frank Inc, Cl 1
2025	3,483	$1.59	to	$1.59	$5,548	4.96%	0.00%	to	0.00%	12.88%	to	12.88%
2024	2,662	$1.41	to	$1.41	$3,756	5.07%	0.00%	to	0.00%	7.46%	to	7.46%
2023	2,093	$1.31	to	$1.31	$2,748	4.40%	0.00%	to	0.00%	8.87%	to	8.87%
2022	797	$1.21	to	$1.21	$961	4.49%	0.00%	to	0.00%	(5.24)%	to	(5.24)%
2021	471	$1.27	to	$1.27	$599	4.12%	0.00%	to	0.00%	17.01%	to	17.01%
RiverSource Variable Life Separate Account ■ 177

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Frank Inc, Cl 2
2025	7,779	$2.07	to	$1.63	$13,704	5.17%	0.00%	to	0.90%	12.56%	to	11.55%
2024	7,906	$1.84	to	$1.46	$12,441	5.14%	0.00%	to	0.90%	7.20%	to	6.24%
2023	7,495	$1.71	to	$1.38	$11,075	5.14%	0.00%	to	0.90%	8.62%	to	7.65%
2022	6,495	$1.58	to	$1.28	$8,876	4.75%	0.00%	to	0.90%	(5.47)%	to	(6.32)%
2021	4,438	$1.67	to	$1.37	$6,444	4.56%	0.00%	to	0.90%	16.76%	to	15.71%
Frank Mutual Shares, Cl 1
2025	490	$1.66	to	$1.66	$816	2.28%	0.00%	to	0.00%	11.81%	to	11.81%
2024	465	$1.49	to	$1.49	$692	2.31%	0.00%	to	0.00%	11.50%	to	11.50%
2023	337	$1.34	to	$1.34	$450	2.51%	0.00%	to	0.00%	13.73%	to	13.73%
2022	201	$1.17	to	$1.17	$236	2.47%	0.00%	to	0.00%	(7.15)%	to	(7.15)%
2021	123	$1.26	to	$1.26	$155	3.55%	0.00%	to	0.00%	19.52%	to	19.52%
Frank Mutual Shares, Cl 2
2025	6,204	$2.78	to	$3.46	$17,601	2.03%	0.00%	to	0.90%	11.52%	to	10.52%
2024	6,273	$2.49	to	$3.13	$17,283	1.96%	0.00%	to	0.90%	11.27%	to	10.27%
2023	6,314	$2.24	to	$2.84	$17,015	1.88%	0.00%	to	0.90%	13.46%	to	12.45%
2022	6,337	$1.98	to	$2.52	$16,110	1.86%	0.00%	to	0.90%	(7.43)%	to	(8.26)%
2021	6,441	$2.13	to	$2.75	$17,822	2.87%	0.00%	to	0.90%	19.17%	to	18.10%
Frank Sm Cap Val, Cl 1
2025	6,463	$1.79	to	$1.79	$11,582	1.26%	0.00%	to	0.00%	7.90%	to	7.90%
2024	5,377	$1.66	to	$1.66	$8,930	1.06%	0.00%	to	0.00%	12.01%	to	12.01%
2023	4,162	$1.48	to	$1.48	$6,172	0.74%	0.00%	to	0.00%	13.02%	to	13.02%
2022	3,124	$1.31	to	$1.31	$4,099	1.25%	0.00%	to	0.00%	(9.82)%	to	(9.82)%
2021	1,916	$1.45	to	$1.45	$2,787	1.16%	0.00%	to	0.00%	25.67%	to	25.67%
Frank Sm Cap Val, Cl 2
2025	12,867	$3.64	to	$7.77	$49,446	1.08%	0.00%	to	0.90%	7.65%	to	6.69%
2024	12,399	$3.38	to	$7.29	$49,338	0.92%	0.00%	to	0.90%	11.70%	to	10.70%
2023	11,783	$3.03	to	$6.58	$47,555	0.52%	0.00%	to	0.90%	12.75%	to	11.74%
2022	11,635	$2.68	to	$5.89	$44,517	0.99%	0.00%	to	0.90%	(10.06)%	to	(10.87)%
2021	12,267	$2.98	to	$6.61	$52,655	1.01%	0.00%	to	0.90%	25.37%	to	24.24%
GS VIT Mid Cap Val, Inst
2025	20,146	$1.47	to	$9.26	$89,521	1.18%	0.20%	to	0.90%	9.18%	to	8.41%
2024	19,664	$1.34	to	$8.54	$89,291	1.00%	0.20%	to	0.90%	12.17%	to	11.39%
2023	19,258	$1.20	to	$7.67	$87,191	1.01%	0.20%	to	0.90%	11.20%	to	10.42%
2022	18,874	$1.08	to	$6.94	$84,170	0.69%	0.20%	to	0.90%	8.14%(5)	to	(10.79)%
2021	20,047	$2.88	to	$7.78	$100,229	0.47%	0.30%	to	0.90%	30.56%	to	29.78%
GS VIT Sm Cap Eq Insights, Inst
2025	1,126	$7.88	to	$6.04	$8,436	0.77%	0.45%	to	0.90%	15.62%	to	15.10%
2024	1,124	$6.82	to	$5.25	$7,265	1.02%	0.45%	to	0.90%	18.51%	to	17.98%
2023	1,111	$5.75	to	$4.45	$6,042	0.99%	0.45%	to	0.90%	18.74%	to	18.21%
2022	1,236	$4.85	to	$3.76	$5,638	0.31%	0.45%	to	0.90%	(19.74)%	to	(20.10)%
2021	1,271	$6.04	to	$4.71	$7,159	0.46%	0.45%	to	0.90%	23.23%	to	22.68%
GS VIT U.S. Eq Insights, Inst
2025	10,911	$1.91	to	$5.21	$67,213	0.70%	0.20%	to	0.90%	15.52%	to	14.71%
2024	10,964	$1.66	to	$4.54	$63,268	0.64%	0.20%	to	0.90%	28.07%	to	27.17%
2023	10,905	$1.29	to	$3.57	$54,892	0.69%	0.20%	to	0.90%	23.56%	to	22.70%
2022	11,166	$1.05	to	$2.91	$48,260	0.81%	0.20%	to	0.90%	5.39%(5)	to	(20.46)%
2021	11,927	$3.84	to	$3.66	$64,307	0.81%	0.30%	to	0.90%	29.02%	to	28.25%
Invesco VI Am Fran, Ser I
2025	3,586	$5.85	to	$5.50	$20,740	— %	0.45%	to	0.90%	11.16%	to	10.66%
2024	3,828	$5.26	to	$4.97	$19,932	— %	0.45%	to	0.90%	34.28%	to	33.67%
2023	4,088	$3.92	to	$3.72	$15,868	— %	0.45%	to	0.90%	40.30%	to	39.67%
2022	4,539	$2.79	to	$2.66	$12,554	— %	0.45%	to	0.90%	(31.42)%	to	(31.73)%
2021	4,891	$4.07	to	$3.90	$19,737	— %	0.45%	to	0.90%	11.42%	to	10.92%
 178 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Am Fran, Ser II
2025	3,916	$2.11	to	$5.32	$19,060	— %	0.20%	to	0.90%	11.16%	to	10.39%
2024	3,865	$1.89	to	$4.82	$18,301	— %	0.20%	to	0.90%	34.29%	to	33.35%
2023	3,816	$1.41	to	$3.61	$14,109	— %	0.20%	to	0.90%	40.32%	to	39.34%
2022	4,044	$1.01	to	$2.59	$11,184	— %	0.20%	to	0.90%	1.87%(5)	to	(31.91)%
2021	4,376	$4.22	to	$3.81	$17,685	— %	0.30%	to	0.90%	11.31%	to	10.65%
Invesco VI Bal Risk Alloc, Ser I
2025	1,095	$1.35	to	$1.35	$1,476	7.56%	0.00%	to	0.00%	9.01%	to	9.01%
2024	745	$1.24	to	$1.24	$921	6.72%	0.00%	to	0.00%	3.88%	to	3.88%
2023	518	$1.19	to	$1.19	$616	— %	0.00%	to	0.00%	6.63%	to	6.63%
2022	349	$1.12	to	$1.12	$389	8.45%	0.00%	to	0.00%	(14.35)%	to	(14.35)%
2021	229	$1.30	to	$1.30	$298	3.85%	0.00%	to	0.00%	9.55%	to	9.55%
Invesco VI Bal Risk Alloc, Ser II
2025	2,465	$1.64	to	$1.40	$3,717	6.45%	0.00%	to	0.90%	8.69%	to	7.72%
2024	2,866	$1.51	to	$1.30	$3,973	5.66%	0.00%	to	0.90%	3.56%	to	2.63%
2023	3,355	$1.45	to	$1.27	$4,497	— %	0.00%	to	0.90%	6.40%	to	5.45%
2022	4,071	$1.37	to	$1.20	$5,131	6.84%	0.00%	to	0.90%	(14.52)%	to	(15.28)%
2021	4,692	$1.60	to	$1.42	$6,929	3.00%	0.00%	to	0.90%	9.26%	to	8.28%
Invesco VI Comstock, Ser II
2025	4,479	$1.66	to	$3.61	$20,526	1.48%	0.20%	to	0.90%	16.91%	to	16.09%
2024	4,216	$1.42	to	$3.11	$17,810	1.64%	0.20%	to	0.90%	14.64%	to	13.83%
2023	3,104	$1.24	to	$2.73	$12,339	1.59%	0.20%	to	0.90%	11.87%	to	11.09%
2022	3,035	$1.11	to	$2.46	$11,358	1.49%	0.20%	to	0.90%	11.38%(5)	to	(0.06)%
2021	2,550	$2.71	to	$2.46	$9,342	1.69%	0.30%	to	0.90%	32.65%	to	31.85%
Invesco VI Core Eq, Ser I
2025	18,023	$6.40	to	$7.44	$124,751	0.65%	0.45%	to	0.90%	15.65%	to	15.13%
2024	19,769	$5.54	to	$6.46	$118,641	0.69%	0.45%	to	0.90%	25.04%	to	24.48%
2023	21,634	$4.43	to	$5.19	$104,071	0.73%	0.45%	to	0.90%	22.81%	to	22.26%
2022	23,617	$3.60	to	$4.25	$92,773	0.92%	0.45%	to	0.90%	(20.90)%	to	(21.26)%
2021	25,190	$4.56	to	$5.39	$125,393	0.66%	0.45%	to	0.90%	27.17%	to	26.59%
Invesco VI Dis Mid Cap Gro, Ser I
2025	8,727	$1.46	to	$1.74	$15,411	— %	0.20%	to	0.90%	4.58%	to	3.85%
2024	9,722	$1.40	to	$1.68	$16,563	— %	0.20%	to	0.90%	23.98%	to	23.11%
2023	9,920	$1.13	to	$1.36	$13,710	— %	0.20%	to	0.90%	12.93%	to	12.14%
2022	10,179	$1.00	to	$1.22	$12,519	— %	0.20%	to	0.90%	1.14%(5)	to	(31.60)%
2021	10,665	$1.80	to	$1.78	$19,094	— %	0.30%	to	0.90%	18.74%	to	18.03%
Invesco VI Div Divd, Ser I
2025	6,335	$1.55	to	$3.49	$21,488	1.63%	0.20%	to	0.90%	15.51%	to	14.70%
2024	6,724	$1.35	to	$3.05	$20,595	1.89%	0.20%	to	0.90%	12.99%	to	12.20%
2023	6,836	$1.19	to	$2.71	$18,821	2.01%	0.20%	to	0.90%	8.83%	to	8.07%
2022	7,207	$1.09	to	$2.51	$18,682	1.92%	0.20%	to	0.90%	10.06%(5)	to	(2.56)%
2021	7,204	$2.54	to	$2.58	$19,078	2.14%	0.30%	to	0.90%	18.54%	to	17.83%
Invesco VI EQV Intl Eq, Ser II
2025	8,415	$1.52	to	$1.76	$21,116	1.18%	0.20%	to	0.90%	16.00%	to	15.19%
2024	8,635	$1.31	to	$1.53	$19,404	1.53%	0.20%	to	0.90%	0.14%	to	(0.56)%
2023	8,802	$1.31	to	$1.54	$20,525	— %	0.20%	to	0.90%	17.63%	to	16.81%
2022	9,259	$1.11	to	$1.32	$18,772	1.42%	0.20%	to	0.90%	12.44%(5)	to	(19.23)%
2021	9,836	$1.85	to	$1.63	$24,299	1.06%	0.30%	to	0.90%	5.29%	to	4.66%
Invesco VI Gbl Strat Inc, Ser I
2025	1,006	$1.19	to	$1.19	$1,197	5.92%	0.00%	to	0.00%	12.98%	to	12.98%
2024	971	$1.05	to	$1.05	$1,022	3.34%	0.00%	to	0.00%	3.16%	to	3.16%
2023	786	$1.02	to	$1.02	$802	— %	0.00%	to	0.00%	8.88%	to	8.88%
2022	533	$0.94	to	$0.94	$500	— %	0.00%	to	0.00%	(11.46)%	to	(11.46)%
2021	226	$1.06	to	$1.06	$240	6.68%	0.00%	to	0.00%	(3.41)%	to	(3.41)%
RiverSource Variable Life Separate Account ■ 179

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Gbl Strat Inc, Ser II
2025	23,273	$1.33	to	$1.70	$36,670	5.50%	0.00%	to	0.90%	12.75%	to	11.74%
2024	22,469	$1.18	to	$1.52	$32,157	2.78%	0.00%	to	0.90%	2.79%	to	1.86%
2023	21,300	$1.14	to	$1.49	$30,476	— %	0.00%	to	0.90%	8.60%	to	7.63%
2022	20,774	$1.05	to	$1.39	$28,013	— %	0.00%	to	0.90%	(11.71)%	to	(12.51)%
2021	21,943	$1.19	to	$1.58	$33,769	4.29%	0.00%	to	0.90%	(3.56)%	to	(4.43)%
Invesco VI Global, Ser I
2025	4,994	$2.09	to	$2.09	$10,456	— %	0.00%	to	0.00%	15.32%	to	15.32%
2024	4,775	$1.82	to	$1.82	$8,668	— %	0.00%	to	0.00%	16.07%	to	16.07%
2023	4,124	$1.56	to	$1.56	$6,451	0.26%	0.00%	to	0.00%	34.73%	to	34.73%
2022	2,766	$1.16	to	$1.16	$3,211	— %	0.00%	to	0.00%	(31.76)%	to	(31.76)%
2021	1,664	$1.70	to	$1.70	$2,831	— %	0.00%	to	0.00%	15.49%	to	15.49%
Invesco VI Global, Ser II
2025	7,443	$4.10	to	$4.46	$34,652	— %	0.00%	to	0.90%	15.01%	to	13.98%
2024	7,771	$3.57	to	$3.91	$33,090	— %	0.00%	to	0.90%	15.78%	to	14.74%
2023	8,086	$3.08	to	$3.41	$30,674	— %	0.00%	to	0.90%	34.45%	to	33.25%
2022	8,120	$2.29	to	$2.56	$23,844	— %	0.00%	to	0.90%	(31.94)%	to	(32.55)%
2021	8,266	$3.37	to	$3.79	$35,636	— %	0.00%	to	0.90%	15.17%	to	14.14%
Invesco VI Mn St Sm Cap, Ser I
2025	7,390	$1.93	to	$1.93	$14,233	0.49%	0.00%	to	0.00%	8.70%	to	8.70%
2024	5,660	$1.77	to	$1.77	$10,029	— %	0.00%	to	0.00%	12.68%	to	12.68%
2023	3,808	$1.57	to	$1.57	$5,988	1.32%	0.00%	to	0.00%	18.13%	to	18.13%
2022	2,696	$1.33	to	$1.33	$3,588	0.63%	0.00%	to	0.00%	(15.83)%	to	(15.83)%
2021	1,677	$1.58	to	$1.58	$2,652	0.45%	0.00%	to	0.00%	22.55%	to	22.55%
Invesco VI Mn St Sm Cap, Ser II
2025	8,294	$4.12	to	$4.71	$37,094	0.24%	0.00%	to	0.90%	8.44%	to	7.47%
2024	7,858	$3.80	to	$4.38	$34,812	— %	0.00%	to	0.90%	12.41%	to	11.39%
2023	7,037	$3.38	to	$3.93	$30,300	0.97%	0.00%	to	0.90%	17.82%	to	16.77%
2022	6,626	$2.87	to	$3.37	$25,087	0.24%	0.00%	to	0.90%	(16.04)%	to	(16.79)%
2021	7,170	$3.42	to	$4.05	$32,012	0.18%	0.00%	to	0.90%	22.26%	to	21.17%
Invesco VI Tech, Ser I
2025	7,157	$1.92	to	$7.43	$31,764	— %	0.00%	to	0.90%	20.47%	to	19.39%
2024	5,585	$1.60	to	$6.22	$25,333	— %	0.00%	to	0.90%	34.27%	to	33.06%
2023	3,928	$1.19	to	$4.68	$18,078	— %	0.00%	to	0.90%	46.94%	to	45.63%
2022	3,280	$0.81	to	$3.21	$12,123	— %	0.00%	to	0.90%	(20.38)%(7)	to	(40.49)%
2021	3,297	$4.51	to	$5.40	$22,281	— %	0.30%	to	0.90%	14.07%	to	13.39%
Invesco VI Tech, Ser II
2025	960	$1.91	to	$1.91	$1,829	— %	0.00%	to	0.00%	20.16%	to	20.16%
2024	933	$1.59	to	$1.59	$1,479	— %	0.00%	to	0.00%	33.86%	to	33.86%
2023	511	$1.18	to	$1.18	$605	— %	0.00%	to	0.00%	46.72%	to	46.72%
2022	198	$0.81	to	$0.81	$160	— %	0.00%	to	0.00%	(20.54)%(7)	to	(20.54)%(7)
Janus Hend VIT Gbl Tech Innov, Srv
2025	6,857	$2.56	to	$5.77	$76,696	— %	0.20%	to	0.90%	24.59%	to	23.72%
2024	6,574	$2.05	to	$4.66	$66,210	— %	0.20%	to	0.90%	31.49%	to	30.57%
2023	6,351	$1.56	to	$3.57	$52,441	— %	0.20%	to	0.90%	53.97%	to	52.90%
2022	6,126	$1.01	to	$2.34	$34,653	— %	0.20%	to	0.90%	3.74%(5)	to	(37.69)%
2021	6,625	$6.64	to	$3.75	$59,305	0.11%	0.30%	to	0.90%	17.39%	to	16.69%
Janus Henderson VIT Bal, Inst
2025	22,311	$1.97	to	$1.97	$43,877	2.14%	0.00%	to	0.00%	15.10%	to	15.10%
2024	17,353	$1.71	to	$1.71	$29,648	2.25%	0.00%	to	0.00%	15.43%	to	15.43%
2023	12,006	$1.48	to	$1.48	$17,770	2.28%	0.00%	to	0.00%	15.41%	to	15.41%
2022	8,395	$1.28	to	$1.28	$10,767	1.41%	0.00%	to	0.00%	(16.40)%	to	(16.40)%
2021	4,924	$1.53	to	$1.53	$7,553	1.04%	0.00%	to	0.00%	17.20%	to	17.20%
Janus Henderson VIT Bal, Serv
 180 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	3,602	$2.06	to	$2.06	$7,430	1.74%	0.00%	to	0.00%	14.82%	to	14.82%
2024	3,521	$1.80	to	$1.80	$6,326	1.77%	0.00%	to	0.00%	15.15%	to	15.15%
2023	3,293	$1.56	to	$1.56	$5,138	1.79%	0.00%	to	0.00%	15.13%	to	15.13%
2022	3,409	$1.36	to	$1.36	$4,620	0.97%	0.00%	to	0.00%	(16.62)%	to	(16.62)%
2021	3,481	$1.63	to	$1.63	$5,657	0.68%	0.00%	to	0.00%	16.91%	to	16.91%
Janus Henderson VIT Enter, Serv
2025	2,889	$10.30	to	$3.83	$24,011	0.05%	0.45%	to	0.90%	6.93%	to	6.45%
2024	3,128	$9.63	to	$3.59	$23,895	0.63%	0.45%	to	0.90%	14.80%	to	14.28%
2023	3,428	$8.39	to	$3.15	$22,304	0.09%	0.45%	to	0.90%	17.25%	to	16.72%
2022	3,603	$7.15	to	$2.69	$19,831	0.08%	0.45%	to	0.90%	(16.53)%	to	(16.90)%
2021	3,776	$8.57	to	$3.24	$25,037	0.24%	0.45%	to	0.90%	16.02%	to	15.50%
Janus Henderson VIT Flex Bd, Inst
2025	4,077	$1.18	to	$1.18	$4,814	5.66%	0.00%	to	0.00%	7.40%	to	7.40%
2024	2,781	$1.10	to	$1.10	$3,058	5.41%	0.00%	to	0.00%	1.96%	to	1.96%
2023	1,782	$1.08	to	$1.08	$1,922	5.14%	0.00%	to	0.00%	5.50%	to	5.50%
2022	768	$1.02	to	$1.02	$785	2.92%	0.00%	to	0.00%	(13.66)%	to	(13.66)%
2021	434	$1.18	to	$1.18	$514	2.25%	0.00%	to	0.00%	(0.90)%	to	(0.90)%
Janus Henderson VIT Flex Bd, Serv
2025	1,009	$1.29	to	$1.29	$1,306	4.51%	0.00%	to	0.00%	7.23%	to	7.23%
2024	984	$1.21	to	$1.21	$1,187	4.13%	0.00%	to	0.00%	1.63%	to	1.63%
2023	983	$1.19	to	$1.19	$1,167	3.62%	0.00%	to	0.00%	5.29%	to	5.29%
2022	970	$1.13	to	$1.13	$1,094	2.15%	0.00%	to	0.00%	(13.90)%	to	(13.90)%
2021	842	$1.31	to	$1.31	$1,102	1.75%	0.00%	to	0.00%	(1.11)%	to	(1.11)%
Janus Henderson VIT Overseas, Serv
2025	16,826	$1.73	to	$2.66	$48,467	1.33%	0.20%	to	0.90%	28.32%	to	27.43%
2024	17,239	$1.35	to	$2.08	$40,017	1.29%	0.20%	to	0.90%	5.37%	to	4.63%
2023	17,173	$1.28	to	$1.99	$39,312	1.43%	0.20%	to	0.90%	10.36%	to	9.60%
2022	17,334	$1.16	to	$1.82	$36,993	1.71%	0.20%	to	0.90%	17.25%(5)	to	(9.65)%
2021	17,623	$1.66	to	$2.01	$41,478	1.04%	0.30%	to	0.90%	12.95%	to	12.27%
Janus Henderson VIT Res, Inst
2025	4,137	$3.06	to	$3.06	$12,663	— %	0.00%	to	0.00%	18.39%	to	18.39%
2024	4,084	$2.59	to	$2.59	$10,561	0.03%	0.00%	to	0.00%	35.31%	to	35.31%
2023	3,715	$1.91	to	$1.91	$7,098	0.14%	0.00%	to	0.00%	43.17%	to	43.17%
2022	2,596	$1.33	to	$1.33	$3,464	0.21%	0.00%	to	0.00%	(29.89)%	to	(29.89)%
2021	1,254	$1.90	to	$1.90	$2,388	0.08%	0.00%	to	0.00%	20.33%	to	20.33%
Janus Henderson VIT Res, Serv
2025	4,020	$6.69	to	$6.05	$26,571	— %	0.00%	to	0.90%	18.10%	to	17.04%
2024	3,710	$5.66	to	$5.17	$22,678	— %	0.00%	to	0.90%	34.96%	to	33.74%
2023	3,293	$4.20	to	$3.86	$16,641	0.06%	0.00%	to	0.90%	42.81%	to	41.54%
2022	3,380	$2.94	to	$2.73	$12,395	— %	0.00%	to	0.90%	(30.06)%	to	(30.69)%
2021	3,568	$4.20	to	$3.94	$18,747	0.02%	0.00%	to	0.90%	20.05%	to	18.97%
Lazard Ret Global Dyn MA, Inv
2025	491	$1.43	to	$1.43	$704	1.28%	0.00%	to	0.00%	15.98%	to	15.98%
2024	447	$1.23	to	$1.23	$552	— %	0.00%	to	0.00%	8.65%	to	8.65%
2023	446	$1.14	to	$1.14	$507	— %	0.00%	to	0.00%	11.06%	to	11.06%
2022	308	$1.02	to	$1.02	$315	0.24%	0.00%	to	0.00%	(17.28)%	to	(17.28)%
2021	230	$1.24	to	$1.24	$284	2.50%	0.00%	to	0.00%	12.16%	to	12.16%
Lazard Ret Global Dyn MA, Serv
2025	929	$1.94	to	$1.59	$1,603	1.14%	0.00%	to	0.90%	15.72%	to	14.69%
2024	873	$1.68	to	$1.39	$1,304	— %	0.00%	to	0.90%	8.60%	to	7.62%
2023	943	$1.55	to	$1.29	$1,303	— %	0.00%	to	0.90%	10.81%	to	9.82%
2022	1,060	$1.40	to	$1.17	$1,327	0.08%	0.00%	to	0.90%	(17.37)%	to	(18.11)%
2021	1,215	$1.69	to	$1.43	$1,850	2.79%	0.00%	to	0.90%	11.94%	to	10.93%
RiverSource Variable Life Separate Account ■ 181

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Lord Abt Bond Debenture, Cl VC
2025	815	$1.15	to	$1.15	$940	7.37%	0.00%	to	0.00%	8.33%	to	8.33%
2024	375	$1.07	to	$1.07	$399	12.61%	0.00%	to	0.00%	6.93%(6)	to	6.93%(6)
LVIP AC Intl, Serv Cl
2025	5,424	$1.52	to	$2.95	$10,801	1.08%	0.20%	to	0.90%	15.58%	to	14.78%
2024	5,744	$1.31	to	$2.57	$10,114	1.35%	0.20%	to	0.90%	2.25%	to	1.53%
2023	5,765	$1.29	to	$2.53	$10,426	1.24%	0.20%	to	0.90%	12.20%	to	11.42%
2022	6,043	$1.15	to	$2.27	$9,821	1.31%	0.20%	to	0.90%	15.50%(5)	to	(25.53)%
2021	6,201	$2.18	to	$3.05	$13,509	0.01%	0.30%	to	0.90%	8.28%	to	7.63%
LVIP AC Intl, Std Cl II
2025	3,845	$3.59	to	$1.89	$11,772	1.18%	0.45%	to	0.90%	15.46%	to	14.95%
2024	4,213	$3.11	to	$1.64	$11,133	1.62%	0.45%	to	0.90%	2.14%	to	1.68%
2023	4,649	$3.05	to	$1.62	$12,088	1.40%	0.45%	to	0.90%	12.07%	to	11.56%
2022	5,115	$2.72	to	$1.45	$11,784	1.47%	0.45%	to	0.90%	(25.09)%	to	(25.43)%
2021	5,558	$3.63	to	$1.94	$16,775	0.16%	0.45%	to	0.90%	8.26%	to	7.77%
LVIP AC Mid Cap Val, Std Cl II
2025	447	$1.19	to	$1.19	$530	2.85%	0.00%	to	0.00%	9.00%	to	9.00%
2024	190	$1.09	to	$1.09	$207	4.32%	0.00%	to	0.00%	9.74%(6)	to	9.74%(6)
LVIP AC Val, Serv Cl
2025	13,891	$3.86	to	$5.15	$44,274	1.48%	0.00%	to	0.90%	15.85%	to	14.81%
2024	14,011	$3.33	to	$4.48	$40,871	2.76%	0.00%	to	0.90%	9.29%	to	8.31%
2023	14,406	$3.05	to	$4.14	$40,227	2.24%	0.00%	to	0.90%	9.02%	to	8.04%
2022	14,647	$2.80	to	$3.83	$38,289	1.95%	0.00%	to	0.90%	0.31%	to	(0.59)%
2021	14,552	$2.79	to	$3.85	$38,103	1.60%	0.00%	to	0.90%	24.28%	to	23.17%
LVIP AC Val, Std Cl II
2025	16,542	$1.99	to	$6.19	$73,927	1.65%	0.00%	to	0.90%	16.02%	to	14.98%
2024	16,571	$1.72	to	$5.38	$66,710	2.93%	0.00%	to	0.90%	9.48%	to	8.49%
2023	16,049	$1.57	to	$4.96	$63,389	2.39%	0.00%	to	0.90%	9.10%	to	8.12%
2022	15,698	$1.44	to	$4.59	$60,397	2.10%	0.00%	to	0.90%	0.54%	to	(0.36)%
2021	14,850	$1.43	to	$4.61	$60,652	1.75%	0.00%	to	0.90%	24.51%	to	23.39%
MFS Gbl Real Est, Init Cl
2025	182	$1.02	to	$1.02	$186	1.87%	0.00%	to	0.00%	3.53%	to	3.53%
2024	63	$0.99	to	$0.99	$62	3.57%	0.00%	to	0.00%	(0.17)%(6)	to	(0.17)%(6)
MFS Intl Gro, Init Cl
2025	1,676	$1.34	to	$1.34	$2,245	1.00%	0.00%	to	0.00%	21.12%	to	21.12%
2024	538	$1.11	to	$1.11	$595	1.39%	0.00%	to	0.00%	11.67%(6)	to	11.67%(6)
MFS Mass Inv Gro Stock, Serv Cl
2025	16,135	$1.67	to	$3.31	$52,542	0.02%	0.20%	to	0.90%	9.39%	to	8.62%
2024	16,694	$1.53	to	$3.04	$51,893	0.13%	0.20%	to	0.90%	15.75%	to	14.94%
2023	17,981	$1.32	to	$2.65	$49,190	0.05%	0.20%	to	0.90%	23.46%	to	22.60%
2022	18,613	$1.07	to	$2.16	$41,514	— %	0.20%	to	0.90%	8.09%(5)	to	(20.17)%
2021	19,515	$2.82	to	$2.71	$54,276	0.03%	0.30%	to	0.90%	25.28%	to	24.53%
MFS New Dis, Serv Cl
2025	5,929	$1.41	to	$4.29	$28,086	— %	0.20%	to	0.90%	12.33%	to	11.55%
2024	6,163	$1.26	to	$3.85	$27,287	— %	0.20%	to	0.90%	6.22%	to	5.48%
2023	5,965	$1.18	to	$3.65	$28,058	— %	0.20%	to	0.90%	14.03%	to	13.23%
2022	5,628	$1.04	to	$3.22	$26,224	— %	0.20%	to	0.90%	5.44%(5)	to	(30.62)%
2021	5,906	$3.55	to	$4.65	$39,453	— %	0.30%	to	0.90%	1.27%	to	0.66%
MFS Utilities, Init Cl
2025	2,868	$1.76	to	$1.76	$5,038	3.00%	0.00%	to	0.00%	15.01%	to	15.01%
2024	2,459	$1.53	to	$1.53	$3,756	2.34%	0.00%	to	0.00%	11.66%	to	11.66%
2023	2,288	$1.37	to	$1.37	$3,130	3.64%	0.00%	to	0.00%	(2.11)%	to	(2.11)%
2022	1,767	$1.40	to	$1.40	$2,470	2.57%	0.00%	to	0.00%	0.76%	to	0.76%
2021	1,078	$1.39	to	$1.39	$1,495	1.76%	0.00%	to	0.00%	14.09%	to	14.09%
 182 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Utilities, Serv Cl
2025	7,585	$2.92	to	$7.77	$26,172	2.75%	0.00%	to	0.90%	14.76%	to	13.73%
2024	7,326	$2.55	to	$6.83	$23,386	2.05%	0.00%	to	0.90%	11.34%	to	10.34%
2023	7,481	$2.29	to	$6.19	$23,338	3.28%	0.00%	to	0.90%	(2.33)%	to	(3.20)%
2022	8,179	$2.34	to	$6.40	$27,068	2.27%	0.00%	to	0.90%	0.48%	to	(0.42)%
2021	7,307	$2.33	to	$6.42	$24,415	1.53%	0.00%	to	0.90%	13.82%	to	12.80%
MS VIF Dis, Cl I
2025	6,096	$2.18	to	$2.18	$13,263	0.43%	0.00%	to	0.00%	12.58%	to	12.58%
2024	5,820	$1.93	to	$1.93	$11,248	— %	0.00%	to	0.00%	41.83%	to	41.83%
2023	5,406	$1.36	to	$1.36	$7,367	— %	0.00%	to	0.00%	44.34%	to	44.34%
2022	3,634	$0.94	to	$0.94	$3,430	— %	0.00%	to	0.00%	(62.96)%	to	(62.96)%
2021	2,007	$2.55	to	$2.55	$5,117	— %	0.00%	to	0.00%	(11.06)%	to	(11.06)%
MS VIF Dis, Cl II
2025	5,230	$5.12	to	$5.04	$28,856	0.39%	0.00%	to	0.90%	12.44%	to	11.43%
2024	5,379	$4.56	to	$4.53	$27,418	— %	0.00%	to	0.90%	41.73%	to	40.45%
2023	5,728	$3.22	to	$3.22	$22,416	— %	0.00%	to	0.90%	44.13%	to	42.84%
2022	5,392	$2.23	to	$2.26	$15,695	— %	0.00%	to	0.90%	(62.97)%	to	(63.30)%
2021	5,974	$6.02	to	$6.15	$46,836	— %	0.00%	to	0.90%	(11.19)%	to	(11.99)%
NB AMT Quality Eq, Cl I
2025	1,509	$2.47	to	$2.47	$3,720	— %	0.00%	to	0.00%	13.74%	to	13.74%
2024	1,450	$2.17	to	$2.17	$3,142	0.23%	0.00%	to	0.00%	25.84%	to	25.84%
2023	1,332	$1.72	to	$1.72	$2,293	0.37%	0.00%	to	0.00%	26.90%	to	26.90%
2022	1,161	$1.36	to	$1.36	$1,576	0.45%	0.00%	to	0.00%	(18.45)%	to	(18.45)%
2021	387	$1.66	to	$1.66	$644	0.46%	0.00%	to	0.00%	23.48%	to	23.48%
NB AMT Quality Eq, Cl S
2025	246	$5.11	to	$5.11	$1,257	— %	0.00%	to	0.00%	13.43%	to	13.43%
2024	264	$4.51	to	$4.51	$1,188	— %	0.00%	to	0.00%	25.52%	to	25.52%
2023	244	$3.59	to	$3.59	$877	0.08%	0.00%	to	0.00%	26.57%	to	26.57%
2022	258	$2.84	to	$2.84	$731	0.13%	0.00%	to	0.00%	(18.65)%	to	(18.65)%
2021	266	$3.49	to	$3.49	$927	0.19%	0.00%	to	0.00%	23.16%	to	23.16%
Nom VIP Asset Strategy, Serv Cl
2025	1,456	$2.01	to	$1.70	$2,750	1.39%	0.00%	to	0.90%	16.66%	to	15.62%
2024	1,272	$1.72	to	$1.47	$2,065	1.90%	0.00%	to	0.90%	12.44%	to	11.42%
2023	1,374	$1.53	to	$1.32	$1,984	2.05%	0.00%	to	0.90%	13.94%	to	12.92%
2022	1,604	$1.35	to	$1.17	$2,024	1.62%	0.00%	to	0.90%	(14.74)%	to	(15.50)%
2021	1,596	$1.58	to	$1.38	$2,370	1.60%	0.00%	to	0.90%	10.44%	to	9.45%
Nom VIP Asset Strategy, Std Cl
2025	26	$1.31	to	$1.31	$34	3.32%	0.00%	to	0.00%	16.88%	to	16.88%
2024	4	$1.12	to	$1.12	$5	3.37%	0.00%	to	0.00%	13.40%(6)	to	13.40%(6)
Nom VIP Intl Core Eq, Std Cl
2025	385	$1.24	to	$1.24	$477	1.10%	0.00%	to	0.00%	24.55%	to	24.55%
2024	167	$1.00	to	$1.00	$167	1.08%	0.00%	to	0.00%	(0.40)%(9)	to	(0.40)%(9)
PIMCO VIT All Asset, Advisor Cl
2025	6,162	$1.81	to	$2.10	$12,908	4.51%	0.00%	to	0.90%	14.19%	to	13.17%
2024	6,328	$1.58	to	$1.86	$11,982	6.30%	0.00%	to	0.90%	3.58%	to	2.64%
2023	6,334	$1.53	to	$1.81	$12,131	2.84%	0.00%	to	0.90%	8.02%	to	7.05%
2022	6,499	$1.41	to	$1.69	$11,758	7.59%	0.00%	to	0.90%	(11.87)%	to	(12.66)%
2021	6,552	$1.60	to	$1.94	$13,665	10.90%	0.00%	to	0.90%	16.04%	to	15.00%
PIMCO VIT All Asset, Inst Cl
2025	982	$1.53	to	$1.53	$1,499	4.75%	0.00%	to	0.00%	14.34%	to	14.34%
2024	973	$1.33	to	$1.33	$1,298	6.55%	0.00%	to	0.00%	3.95%	to	3.95%
2023	886	$1.28	to	$1.28	$1,138	4.18%	0.00%	to	0.00%	8.28%	to	8.28%
2022	167	$1.19	to	$1.19	$198	8.02%	0.00%	to	0.00%	(11.66)%	to	(11.66)%
2021	112	$1.34	to	$1.34	$150	10.93%	0.00%	to	0.00%	16.41%	to	16.41%
RiverSource Variable Life Separate Account ■ 183

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	547	$2.11	to	$2.11	$1,153	4.30%	0.00%	to	0.00%	21.77%	to	21.77%
2024	550	$1.73	to	$1.73	$952	3.43%	0.00%	to	0.00%	10.76%	to	10.76%
2023	555	$1.56	to	$1.56	$867	2.51%	0.00%	to	0.00%	12.85%	to	12.85%
2022	319	$1.38	to	$1.38	$441	2.50%	0.00%	to	0.00%	(18.40)%	to	(18.40)%
2021	76	$1.70	to	$1.70	$129	2.32%	0.00%	to	0.00%	12.60%	to	12.60%
PIMCO VIT Tot Return, Advisor Cl
2025	20,337	$1.30	to	$1.15	$24,811	4.00%	0.00%	to	0.90%	8.78%	to	7.81%
2024	17,386	$1.20	to	$1.07	$19,558	3.92%	0.00%	to	0.90%	2.43%	to	1.51%
2023	13,673	$1.17	to	$1.05	$15,066	3.48%	0.00%	to	0.90%	5.83%	to	4.88%
2022	10,438	$1.11	to	$1.00	$10,911	2.51%	0.00%	to	0.90%	(14.39)%	to	(15.15)%
2021	10,893	$1.29	to	$1.18	$13,353	1.72%	0.00%	to	0.90%	(1.36)%	to	(2.25)%
PIMCO VIT Tot Return, Inst Cl
2025	7,870	$1.17	to	$1.17	$9,217	4.24%	0.00%	to	0.00%	9.05%	to	9.05%
2024	5,282	$1.07	to	$1.07	$5,673	4.17%	0.00%	to	0.00%	2.69%	to	2.69%
2023	3,601	$1.05	to	$1.05	$3,766	3.76%	0.00%	to	0.00%	6.09%	to	6.09%
2022	1,650	$0.99	to	$0.99	$1,627	2.85%	0.00%	to	0.00%	(14.17)%	to	(14.17)%
2021	1,031	$1.15	to	$1.15	$1,184	1.99%	0.00%	to	0.00%	(1.12)%	to	(1.12)%
Put VT Global Hlth Care, Cl IA
2025	2,336	$1.32	to	$1.32	$3,073	— %	0.00%	to	0.00%	15.34%	to	15.34%
2024	1,832	$1.14	to	$1.14	$2,089	0.56%	0.00%	to	0.00%	1.70%	to	1.70%
2023	1,120	$1.12	to	$1.12	$1,256	0.38%	0.00%	to	0.00%	9.39%	to	9.39%
2022	432	$1.03	to	$1.03	$443	— %	0.00%	to	0.00%	3.27%(7)	to	3.27%(7)
Put VT Global Hlth Care, Cl IB
2025	6,473	$1.30	to	$5.78	$26,073	— %	0.00%	to	0.90%	15.05%	to	14.02%
2024	7,249	$1.13	to	$5.07	$27,351	0.47%	0.00%	to	0.90%	1.43%	to	0.51%
2023	7,116	$1.12	to	$5.04	$28,810	0.29%	0.00%	to	0.90%	9.14%	to	8.16%
2022	7,234	$1.02	to	$4.66	$28,236	0.40%	0.00%	to	0.90%	3.12%(7)	to	(5.53)%
2021	6,243	$3.50	to	$4.93	$29,500	1.08%	0.30%	to	0.90%	19.04%	to	18.33%
Put VT Hi Yield, Cl IB
2025	1,616	$3.25	to	$3.27	$5,254	6.20%	0.45%	to	0.90%	8.19%	to	7.70%
2024	1,639	$3.00	to	$3.04	$4,930	5.81%	0.45%	to	0.90%	7.38%	to	6.89%
2023	1,769	$2.79	to	$2.84	$4,960	5.36%	0.45%	to	0.90%	11.64%	to	11.13%
2022	1,916	$2.50	to	$2.56	$4,816	5.21%	0.45%	to	0.90%	(12.00)%	to	(12.39)%
2021	2,053	$2.84	to	$2.92	$5,871	4.79%	0.45%	to	0.90%	4.51%	to	4.03%
Put VT Intl Eq, Cl IB
2025	4,630	$1.93	to	$3.11	$13,010	0.01%	0.20%	to	0.90%	37.41%	to	36.45%
2024	3,852	$1.40	to	$2.28	$8,461	2.15%	0.20%	to	0.90%	2.77%	to	2.05%
2023	3,398	$1.37	to	$2.23	$7,750	0.04%	0.20%	to	0.90%	18.27%	to	17.45%
2022	3,258	$1.15	to	$1.90	$6,565	1.56%	0.20%	to	0.90%	16.28%(5)	to	(15.53)%
2021	3,271	$1.86	to	$2.25	$7,787	1.15%	0.30%	to	0.90%	8.49%	to	7.85%
Put VT Intl Val, Cl IA
2025	952	$1.44	to	$1.44	$1,373	0.85%	0.00%	to	0.00%	35.07%	to	35.07%
2024	252	$1.07	to	$1.07	$269	0.00%	0.00%	to	0.00%	8.34%(6)	to	8.34%(6)
Put VT Lg Cap Val, Cl IA
2025	2,745	$1.44	to	$1.44	$3,959	1.21%	0.00%	to	0.00%	20.66%	to	20.66%
2024	1,060	$1.20	to	$1.20	$1,267	0.04%	0.00%	to	0.00%	20.16%(6)	to	20.16%(6)
Put VT Sus Leaders, Cl IA
2025	15,648	$10.77	to	$8.98	$153,998	0.88%	0.45%	to	0.90%	10.49%	to	10.00%
2024	17,166	$9.75	to	$8.16	$153,069	0.38%	0.45%	to	0.90%	22.78%	to	22.22%
2023	18,872	$7.94	to	$6.68	$137,266	0.75%	0.45%	to	0.90%	25.85%	to	25.29%
2022	20,480	$6.31	to	$5.33	$118,584	0.83%	0.45%	to	0.90%	(23.07)%	to	(23.41)%
2021	21,923	$8.20	to	$6.96	$165,256	0.34%	0.45%	to	0.90%	23.28%	to	22.73%
 184 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Put VT Sus Leaders, Cl IB
2025	1,311	$1.78	to	$6.66	$6,329	0.68%	0.20%	to	0.90%	10.47%	to	9.70%
2024	1,367	$1.61	to	$6.07	$6,503	0.20%	0.20%	to	0.90%	22.78%	to	21.91%
2023	1,184	$1.31	to	$4.98	$5,503	0.51%	0.20%	to	0.90%	25.86%	to	24.98%
2022	1,165	$1.04	to	$3.99	$4,485	0.56%	0.20%	to	0.90%	5.04%(5)	to	(23.60)%
2021	1,230	$4.57	to	$5.22	$6,234	0.14%	0.30%	to	0.90%	23.16%	to	22.43%
Royce Micro-Cap, Invest Cl
2025	5,991	$5.21	to	$7.30	$33,287	— %	0.45%	to	0.90%	13.38%	to	12.87%
2024	6,411	$4.60	to	$6.47	$31,458	— %	0.45%	to	0.90%	13.16%	to	12.65%
2023	6,886	$4.06	to	$5.74	$29,908	— %	0.45%	to	0.90%	18.25%	to	17.72%
2022	7,418	$3.43	to	$4.88	$27,319	— %	0.45%	to	0.90%	(22.78)%	to	(23.13)%
2021	7,906	$4.45	to	$6.35	$37,739	— %	0.45%	to	0.90%	29.40%	to	28.82%
Temp Global Bond, Cl 1
2025	1,077	$0.91	to	$0.91	$980	— %	0.00%	to	0.00%	16.09%	to	16.09%
2024	887	$0.78	to	$0.78	$695	— %	0.00%	to	0.00%	(11.13)%	to	(11.13)%
2023	875	$0.88	to	$0.88	$772	— %	0.00%	to	0.00%	3.20%	to	3.20%
2022	608	$0.85	to	$0.85	$519	— %	0.00%	to	0.00%	(4.85)%	to	(4.85)%
2021	248	$0.90	to	$0.90	$223	— %	0.00%	to	0.00%	(4.62)%	to	(4.62)%
Temp Global Bond, Cl 2
2025	3,918	$0.98	to	$0.84	$3,547	— %	0.00%	to	0.90%	15.73%	to	14.69%
2024	3,064	$0.85	to	$0.73	$2,403	— %	0.00%	to	0.90%	(11.37)%	to	(12.17)%
2023	3,195	$0.95	to	$0.84	$2,831	— %	0.00%	to	0.90%	2.88%	to	1.97%
2022	3,373	$0.93	to	$0.82	$2,913	— %	0.00%	to	0.90%	(4.95)%	to	(5.80)%
2021	3,391	$0.98	to	$0.87	$3,085	— %	0.00%	to	0.90%	(4.99)%	to	(5.84)%
Third Ave VST Third Ave Value
2025	6,246	$4.78	to	$5.88	$31,171	2.26%	0.45%	to	0.90%	34.24%	to	33.64%
2024	6,926	$3.56	to	$4.40	$25,838	2.48%	0.45%	to	0.90%	(2.71)%	to	(3.15)%
2023	7,472	$3.66	to	$4.54	$28,722	2.37%	0.45%	to	0.90%	20.27%	to	19.73%
2022	8,118	$3.04	to	$3.79	$25,991	1.49%	0.45%	to	0.90%	15.59%	to	15.07%
2021	8,504	$2.63	to	$3.30	$23,592	0.69%	0.45%	to	0.90%	21.51%	to	20.97%
VanEck VIP Global Gold, Cl S
2025	4,920	$4.10	to	$3.48	$18,451	1.41%	0.00%	to	0.90%	164.43%	to	162.07%
2024	4,459	$1.55	to	$1.33	$6,343	3.02%	0.00%	to	0.90%	14.41%	to	13.38%
2023	5,084	$1.35	to	$1.17	$6,333	— %	0.00%	to	0.90%	10.41%	to	9.42%
2022	4,927	$1.23	to	$1.07	$5,555	— %	0.00%	to	0.90%	(13.36)%	to	(14.13)%
2021	4,425	$1.42	to	$1.25	$5,768	11.15%	0.00%	to	0.90%	(14.01)%	to	(14.78)%
VP Aggr, Cl 1
2025	111,784	$1.92	to	$1.92	$214,217	— %	0.00%	to	0.00%	17.94%	to	17.94%
2024	91,189	$1.62	to	$1.62	$148,169	— %	0.00%	to	0.00%	13.49%	to	13.49%
2023	70,330	$1.43	to	$1.43	$100,692	— %	0.00%	to	0.00%	17.51%	to	17.51%
2022	50,815	$1.22	to	$1.22	$61,911	— %	0.00%	to	0.00%	(17.99)%	to	(17.99)%
2021	29,035	$1.49	to	$1.49	$43,136	— %	0.00%	to	0.00%	16.03%	to	16.03%
VP Aggr, Cl 2
2025	150,475	$3.12	to	$3.25	$463,613	— %	0.00%	to	0.90%	17.63%	to	16.58%
2024	152,910	$2.65	to	$2.79	$408,116	— %	0.00%	to	0.90%	13.20%	to	12.18%
2023	156,719	$2.34	to	$2.48	$377,076	— %	0.00%	to	0.90%	17.22%	to	16.18%
2022	154,880	$2.00	to	$2.14	$323,447	— %	0.00%	to	0.90%	(18.19)%	to	(18.92)%
2021	148,828	$2.44	to	$2.64	$381,718	— %	0.00%	to	0.90%	15.76%	to	14.72%
VP Aggr, Cl 4
2025	143,057	$1.66	to	$3.25	$421,791	— %	0.20%	to	0.90%	17.40%	to	16.58%
2024	144,226	$1.42	to	$2.79	$381,414	— %	0.20%	to	0.90%	12.99%	to	12.19%
2023	148,631	$1.25	to	$2.49	$360,394	— %	0.20%	to	0.90%	16.96%	to	16.15%
2022	152,995	$1.07	to	$2.14	$325,260	— %	0.20%	to	0.90%	7.96%(5)	to	(18.92)%
2021	158,006	$2.33	to	$2.64	$412,243	— %	0.30%	to	0.90%	15.43%	to	14.74%
RiverSource Variable Life Separate Account ■ 185

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Conserv, Cl 1
2025	2,445	$1.29	to	$1.29	$3,156	— %	0.00%	to	0.00%	10.55%	to	10.55%
2024	1,903	$1.17	to	$1.17	$2,222	— %	0.00%	to	0.00%	4.69%	to	4.69%
2023	2,638	$1.12	to	$1.12	$2,943	— %	0.00%	to	0.00%	8.65%	to	8.65%
2022	976	$1.03	to	$1.03	$1,002	— %	0.00%	to	0.00%	(15.26)%	to	(15.26)%
2021	953	$1.21	to	$1.21	$1,155	— %	0.00%	to	0.00%	3.05%	to	3.05%
VP Conserv, Cl 2
2025	13,439	$1.55	to	$1.54	$21,022	— %	0.00%	to	0.90%	10.21%	to	9.22%
2024	14,399	$1.40	to	$1.41	$20,552	— %	0.00%	to	0.90%	4.42%	to	3.48%
2023	14,940	$1.34	to	$1.36	$20,767	— %	0.00%	to	0.90%	8.46%	to	7.49%
2022	16,047	$1.24	to	$1.26	$20,754	— %	0.00%	to	0.90%	(15.54)%	to	(16.30)%
2021	16,880	$1.47	to	$1.51	$26,018	— %	0.00%	to	0.90%	2.82%	to	1.89%
VP Conserv, Cl 4
2025	11,631	$1.28	to	$1.54	$18,132	— %	0.20%	to	0.90%	9.99%	to	9.22%
2024	14,357	$1.16	to	$1.41	$20,593	— %	0.20%	to	0.90%	4.28%	to	3.55%
2023	15,252	$1.11	to	$1.36	$21,136	— %	0.20%	to	0.90%	8.18%	to	7.42%
2022	15,526	$1.03	to	$1.26	$20,096	— %	0.20%	to	0.90%	3.31%(5)	to	(16.25)%
2021	16,745	$1.41	to	$1.51	$25,785	— %	0.30%	to	0.90%	2.51%	to	1.90%
VP Man Vol Conserv Gro, Cl 1
2025	1,709	$1.38	to	$1.38	$2,350	— %	0.00%	to	0.00%	11.25%	to	11.25%
2024	1,720	$1.24	to	$1.24	$2,126	— %	0.00%	to	0.00%	7.15%	to	7.15%
2023	1,440	$1.15	to	$1.15	$1,662	— %	0.00%	to	0.00%	10.19%	to	10.19%
2022	921	$1.05	to	$1.05	$964	— %	0.00%	to	0.00%	(16.88)%	to	(16.88)%
2021	757	$1.26	to	$1.26	$954	— %	0.00%	to	0.00%	5.77%	to	5.77%
VP Man Vol Conserv Gro, Cl 2
2025	2,477	$1.55	to	$1.40	$3,679	— %	0.00%	to	0.90%	11.02%	to	10.02%
2024	2,548	$1.40	to	$1.27	$3,407	— %	0.00%	to	0.90%	6.80%	to	5.84%
2023	2,743	$1.31	to	$1.20	$3,438	— %	0.00%	to	0.90%	9.98%	to	8.99%
2022	4,562	$1.19	to	$1.10	$5,217	— %	0.00%	to	0.90%	(17.06)%	to	(17.81)%
2021	5,248	$1.43	to	$1.34	$7,264	— %	0.00%	to	0.90%	5.45%	to	4.51%
VP Man Vol Conserv, Cl 1
2025	608	$1.26	to	$1.26	$767	— %	0.00%	to	0.00%	9.41%	to	9.41%
2024	561	$1.15	to	$1.15	$646	— %	0.00%	to	0.00%	4.65%	to	4.65%
2023	547	$1.10	to	$1.10	$602	— %	0.00%	to	0.00%	8.05%	to	8.05%
2022	402	$1.02	to	$1.02	$410	— %	0.00%	to	0.00%	(15.75)%	to	(15.75)%
2021	336	$1.21	to	$1.21	$407	— %	0.00%	to	0.00%	2.91%	to	2.91%
VP Man Vol Conserv, Cl 2
2025	2,568	$1.39	to	$1.25	$3,408	— %	0.00%	to	0.90%	9.17%	to	8.19%
2024	2,679	$1.27	to	$1.16	$3,279	— %	0.00%	to	0.90%	4.31%	to	3.37%
2023	2,245	$1.22	to	$1.12	$2,647	— %	0.00%	to	0.90%	7.87%	to	6.90%
2022	2,548	$1.13	to	$1.05	$2,783	— %	0.00%	to	0.90%	(15.99)%	to	(16.74)%
2021	2,829	$1.35	to	$1.26	$3,687	— %	0.00%	to	0.90%	2.63%	to	1.71%
VP Man Vol Gro, Cl 1
2025	24,865	$1.64	to	$1.64	$40,888	— %	0.00%	to	0.00%	14.97%	to	14.97%
2024	22,910	$1.43	to	$1.43	$32,769	— %	0.00%	to	0.00%	12.26%	to	12.26%
2023	21,742	$1.27	to	$1.27	$27,704	— %	0.00%	to	0.00%	14.87%	to	14.87%
2022	15,570	$1.11	to	$1.11	$17,271	— %	0.00%	to	0.00%	(19.22)%	to	(19.22)%
2021	10,636	$1.37	to	$1.37	$14,605	— %	0.00%	to	0.00%	12.22%	to	12.22%
VP Man Vol Gro, Cl 2
2025	26,747	$1.92	to	$1.73	$49,551	— %	0.00%	to	0.90%	14.75%	to	13.72%
2024	29,718	$1.67	to	$1.52	$48,035	— %	0.00%	to	0.90%	11.98%	to	10.97%
2023	30,490	$1.49	to	$1.37	$44,069	— %	0.00%	to	0.90%	14.59%	to	13.57%
2022	32,153	$1.30	to	$1.20	$40,637	— %	0.00%	to	0.90%	(19.43)%	to	(20.15)%
2021	33,101	$1.61	to	$1.51	$52,199	— %	0.00%	to	0.90%	11.89%	to	10.89%
 186 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Man Vol Mod Gro, Cl 1
2025	18,924	$1.51	to	$1.51	$28,579	— %	0.00%	to	0.00%	13.13%	to	13.13%
2024	16,770	$1.33	to	$1.33	$22,387	— %	0.00%	to	0.00%	9.72%	to	9.72%
2023	13,843	$1.22	to	$1.22	$16,843	— %	0.00%	to	0.00%	12.49%	to	12.49%
2022	12,316	$1.08	to	$1.08	$13,321	— %	0.00%	to	0.00%	(17.94)%	to	(17.94)%
2021	8,411	$1.32	to	$1.32	$11,086	— %	0.00%	to	0.00%	9.02%	to	9.02%
VP Man Vol Mod Gro, Cl 2
2025	25,183	$1.74	to	$1.57	$42,223	— %	0.00%	to	0.90%	12.87%	to	11.86%
2024	25,388	$1.54	to	$1.40	$37,779	— %	0.00%	to	0.90%	9.41%	to	8.42%
2023	28,243	$1.41	to	$1.29	$38,488	— %	0.00%	to	0.90%	12.27%	to	11.27%
2022	30,515	$1.26	to	$1.16	$37,157	— %	0.00%	to	0.90%	(18.15)%	to	(18.89)%
2021	31,835	$1.53	to	$1.43	$47,482	— %	0.00%	to	0.90%	8.70%	to	7.72%
VP Mod Aggr, Cl 1
2025	238,858	$1.74	to	$1.74	$415,569	— %	0.00%	to	0.00%	15.97%	to	15.97%
2024	193,655	$1.50	to	$1.50	$290,533	— %	0.00%	to	0.00%	11.28%	to	11.28%
2023	149,201	$1.35	to	$1.35	$201,149	— %	0.00%	to	0.00%	15.23%	to	15.23%
2022	106,704	$1.17	to	$1.17	$124,844	— %	0.00%	to	0.00%	(17.38)%	to	(17.38)%
2021	65,043	$1.42	to	$1.42	$92,106	— %	0.00%	to	0.00%	12.61%	to	12.61%
VP Mod Aggr, Cl 2
2025	314,928	$2.63	to	$2.74	$829,239	— %	0.00%	to	0.90%	15.71%	to	14.67%
2024	323,314	$2.27	to	$2.39	$749,867	— %	0.00%	to	0.90%	11.00%	to	10.00%
2023	339,295	$2.05	to	$2.17	$719,979	— %	0.00%	to	0.90%	14.93%	to	13.91%
2022	348,746	$1.78	to	$1.90	$650,500	— %	0.00%	to	0.90%	(17.59)%	to	(18.33)%
2021	357,969	$2.16	to	$2.33	$813,230	— %	0.00%	to	0.90%	12.31%	to	11.30%
VP Mod Aggr, Cl 4
2025	422,348	$1.56	to	$2.74	$1,096,541	— %	0.20%	to	0.90%	15.45%	to	14.65%
2024	443,590	$1.35	to	$2.39	$1,026,006	— %	0.20%	to	0.90%	10.76%	to	9.98%
2023	464,108	$1.22	to	$2.17	$996,386	— %	0.20%	to	0.90%	14.68%	to	13.88%
2022	483,099	$1.06	to	$1.91	$921,539	— %	0.20%	to	0.90%	6.74%(5)	to	(18.30)%
2021	501,422	$2.07	to	$2.34	$1,166,624	— %	0.30%	to	0.90%	12.00%	to	11.33%
VP Mod Conserv, Cl 1
2025	5,120	$1.43	to	$1.43	$7,312	— %	0.00%	to	0.00%	12.39%	to	12.39%
2024	4,365	$1.27	to	$1.27	$5,546	— %	0.00%	to	0.00%	6.72%	to	6.72%
2023	3,599	$1.19	to	$1.19	$4,285	— %	0.00%	to	0.00%	10.78%	to	10.78%
2022	1,675	$1.07	to	$1.07	$1,801	— %	0.00%	to	0.00%	(15.93)%	to	(15.93)%
2021	1,234	$1.28	to	$1.28	$1,578	— %	0.00%	to	0.00%	5.99%	to	5.99%
VP Mod Conserv, Cl 2
2025	25,275	$1.85	to	$1.87	$47,493	— %	0.00%	to	0.90%	12.10%	to	11.09%
2024	26,073	$1.65	to	$1.69	$44,193	— %	0.00%	to	0.90%	6.41%	to	5.45%
2023	26,415	$1.55	to	$1.60	$42,844	— %	0.00%	to	0.90%	10.50%	to	9.51%
2022	29,163	$1.40	to	$1.46	$43,275	— %	0.00%	to	0.90%	(16.09)%	to	(16.84)%
2021	31,917	$1.67	to	$1.76	$56,512	— %	0.00%	to	0.90%	5.74%	to	4.79%
VP Mod Conserv, Cl 4
2025	30,707	$1.36	to	$1.88	$56,515	— %	0.20%	to	0.90%	11.91%	to	11.13%
2024	33,080	$1.22	to	$1.69	$55,367	— %	0.20%	to	0.90%	6.19%	to	5.44%
2023	34,753	$1.15	to	$1.60	$56,234	— %	0.20%	to	0.90%	10.26%	to	9.49%
2022	37,850	$1.04	to	$1.46	$56,077	— %	0.20%	to	0.90%	4.54%(5)	to	(16.85)%
2021	41,862	$1.61	to	$1.76	$74,134	— %	0.30%	to	0.90%	5.47%	to	4.84%
VP Mod, Cl 1
2025	85,361	$1.59	to	$1.59	$135,772	— %	0.00%	to	0.00%	14.14%	to	14.14%
2024	70,462	$1.39	to	$1.39	$98,190	— %	0.00%	to	0.00%	9.00%	to	9.00%
2023	51,970	$1.28	to	$1.28	$66,441	— %	0.00%	to	0.00%	13.22%	to	13.22%
2022	32,712	$1.13	to	$1.13	$36,939	— %	0.00%	to	0.00%	(16.42)%	to	(16.42)%
2021	18,995	$1.35	to	$1.35	$25,663	— %	0.00%	to	0.00%	9.31%	to	9.31%
RiverSource Variable Life Separate Account ■ 187

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Mod, Cl 2
2025	180,705	$2.23	to	$2.30	$409,830	— %	0.00%	to	0.90%	13.86%	to	12.84%
2024	189,190	$1.96	to	$2.04	$382,189	— %	0.00%	to	0.90%	8.72%	to	7.74%
2023	201,445	$1.80	to	$1.89	$380,800	— %	0.00%	to	0.90%	12.96%	to	11.95%
2022	207,403	$1.59	to	$1.69	$351,694	— %	0.00%	to	0.90%	(16.61)%	to	(17.35)%
2021	219,117	$1.91	to	$2.05	$448,231	— %	0.00%	to	0.90%	9.00%	to	8.03%
VP Mod, Cl 4
2025	233,594	$1.46	to	$2.31	$523,954	— %	0.20%	to	0.90%	13.61%	to	12.82%
2024	251,029	$1.28	to	$2.04	$505,192	— %	0.20%	to	0.90%	8.49%	to	7.73%
2023	265,810	$1.18	to	$1.90	$505,008	— %	0.20%	to	0.90%	12.72%	to	11.93%
2022	282,125	$1.05	to	$1.70	$484,159	— %	0.20%	to	0.90%	5.51%(5)	to	(17.33)%
2021	304,930	$1.83	to	$2.05	$630,044	— %	0.30%	to	0.90%	8.72%	to	8.07%
VP Ptnrs Core Bond, Cl 1
2025	2,477	$1.16	to	$1.16	$2,884	5.52%	0.00%	to	0.00%	7.62%	to	7.62%
2024	1,816	$1.08	to	$1.08	$1,965	3.64%	0.00%	to	0.00%	2.25%	to	2.25%
2023	1,198	$1.06	to	$1.06	$1,268	2.78%	0.00%	to	0.00%	6.30%	to	6.30%
2022	546	$1.00	to	$1.00	$544	1.73%	0.00%	to	0.00%	(13.29)%	to	(13.29)%
2021	397	$1.15	to	$1.15	$455	1.57%	0.00%	to	0.00%	(1.24)%	to	(1.24)%
VP Ptnrs Core Bond, Cl 2
2025	595	$1.27	to	$1.27	$753	5.19%	0.00%	to	0.00%	7.28%	to	7.28%
2024	570	$1.18	to	$1.18	$672	3.15%	0.00%	to	0.00%	2.01%	to	2.01%
2023	537	$1.16	to	$1.16	$621	2.73%	0.00%	to	0.00%	6.06%	to	6.06%
2022	407	$1.09	to	$1.09	$444	1.33%	0.00%	to	0.00%	(13.60)%	to	(13.60)%
2021	764	$1.26	to	$1.26	$964	1.16%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
VP Ptnrs Core Eq, Cl 1
2025	1,297	$2.46	to	$2.46	$3,197	— %	0.00%	to	0.00%	13.42%	to	13.42%
2024	1,034	$2.17	to	$2.17	$2,246	— %	0.00%	to	0.00%	23.44%	to	23.44%
2023	694	$1.76	to	$1.76	$1,221	— %	0.00%	to	0.00%	24.71%	to	24.71%
2022	364	$1.41	to	$1.41	$514	— %	0.00%	to	0.00%	(17.33)%	to	(17.33)%
2021	160	$1.71	to	$1.71	$274	— %	0.00%	to	0.00%	29.45%	to	29.45%
VP Ptnrs Core Eq, Cl 2
2025	182	$4.79	to	$4.79	$873	— %	0.00%	to	0.00%	13.13%	to	13.13%
2024	206	$4.24	to	$4.24	$870	— %	0.00%	to	0.00%	23.10%	to	23.10%
2023	159	$3.44	to	$3.44	$549	— %	0.00%	to	0.00%	24.43%	to	24.43%
2022	197	$2.77	to	$2.77	$546	— %	0.00%	to	0.00%	(17.55)%	to	(17.55)%
2021	178	$3.35	to	$3.35	$597	— %	0.00%	to	0.00%	29.18%	to	29.18%
VP Ptnrs Core Eq, Cl 3
2025	1,629	$1.83	to	$3.80	$8,209	— %	0.20%	to	0.90%	13.04%	to	12.25%
2024	1,734	$1.62	to	$3.38	$8,209	— %	0.20%	to	0.90%	23.01%	to	22.15%
2023	1,739	$1.31	to	$2.77	$6,788	— %	0.20%	to	0.90%	24.30%	to	23.44%
2022	1,667	$1.06	to	$2.24	$5,869	— %	0.20%	to	0.90%	6.59%(5)	to	(18.17)%
2021	1,815	$3.22	to	$2.74	$7,679	— %	0.30%	to	0.90%	28.95%	to	28.18%
VP Ptnrs Intl Core Eq, Cl 1
2025	4,321	$1.72	to	$1.72	$7,415	1.31%	0.00%	to	0.00%	24.85%	to	24.85%
2024	3,022	$1.37	to	$1.37	$4,153	1.16%	0.00%	to	0.00%	5.86%	to	5.86%
2023	2,310	$1.30	to	$1.30	$2,999	1.26%	0.00%	to	0.00%	17.70%	to	17.70%
2022	1,575	$1.10	to	$1.10	$1,737	1.92%	0.00%	to	0.00%	(19.51)%	to	(19.51)%
2021	1,040	$1.37	to	$1.37	$1,425	1.53%	0.00%	to	0.00%	13.55%	to	13.55%
VP Ptnrs Intl Core Eq, Cl 2
2025	1,205	$2.23	to	$2.23	$2,689	1.25%	0.00%	to	0.00%	24.55%	to	24.55%
2024	1,264	$1.79	to	$1.79	$2,266	1.02%	0.00%	to	0.00%	5.58%	to	5.58%
2023	1,287	$1.70	to	$1.70	$2,185	1.11%	0.00%	to	0.00%	17.34%	to	17.34%
2022	1,209	$1.45	to	$1.45	$1,748	1.90%	0.00%	to	0.00%	(19.64)%	to	(19.64)%
2021	1,269	$1.80	to	$1.80	$2,284	1.38%	0.00%	to	0.00%	13.18%	to	13.18%
 188 ■ RiverSource Variable Life Separate Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP Ptnrs Intl Gro, Cl 1
2025	6,112	$1.52	to	$1.52	$9,303	0.68%	0.00%	to	0.00%	17.77%	to	17.77%
2024	5,355	$1.29	to	$1.29	$6,921	0.61%	0.00%	to	0.00%	(1.17)%	to	(1.17)%
2023	4,117	$1.31	to	$1.31	$5,383	0.44%	0.00%	to	0.00%	14.77%	to	14.77%
2022	3,039	$1.14	to	$1.14	$3,463	— %	0.00%	to	0.00%	(26.69)%	to	(26.69)%
2021	1,925	$1.55	to	$1.55	$2,993	0.04%	0.00%	to	0.00%	10.63%	to	10.63%
VP Ptnrs Intl Gro, Cl 2
2025	3,713	$2.00	to	$2.00	$7,423	0.49%	0.00%	to	0.00%	17.50%	to	17.50%
2024	3,807	$1.70	to	$1.70	$6,478	0.45%	0.00%	to	0.00%	(1.41)%	to	(1.41)%
2023	3,686	$1.73	to	$1.73	$6,362	0.24%	0.00%	to	0.00%	14.45%	to	14.45%
2022	3,488	$1.51	to	$1.51	$5,260	— %	0.00%	to	0.00%	(26.87)%	to	(26.87)%
2021	3,294	$2.06	to	$2.06	$6,793	— %	0.00%	to	0.00%	10.33%	to	10.33%
VP Ptnrs Intl Val, Cl 1
2025	3,477	$1.65	to	$1.65	$5,748	2.46%	0.00%	to	0.00%	35.15%	to	35.15%
2024	2,624	$1.22	to	$1.22	$3,209	2.53%	0.00%	to	0.00%	4.62%	to	4.62%
2023	2,054	$1.17	to	$1.17	$2,402	1.91%	0.00%	to	0.00%	17.14%	to	17.14%
2022	1,427	$1.00	to	$1.00	$1,424	2.17%	0.00%	to	0.00%	(11.46)%	to	(11.46)%
2021	921	$1.13	to	$1.13	$1,038	1.77%	0.00%	to	0.00%	11.80%	to	11.80%
VP Ptnrs Intl Val, Cl 2
2025	2,423	$2.22	to	$2.22	$5,377	2.40%	0.00%	to	0.00%	34.84%	to	34.84%
2024	2,210	$1.65	to	$1.65	$3,638	2.57%	0.00%	to	0.00%	4.30%	to	4.30%
2023	2,380	$1.58	to	$1.58	$3,756	1.81%	0.00%	to	0.00%	16.96%	to	16.96%
2022	2,046	$1.35	to	$1.35	$2,760	2.13%	0.00%	to	0.00%	(11.75)%	to	(11.75)%
2021	1,947	$1.53	to	$1.53	$2,976	1.77%	0.00%	to	0.00%	11.64%	to	11.64%
VP Ptnrs Sm Cap Gro, Cl 1
2025	1,659	$1.51	to	$1.51	$2,508	— %	0.00%	to	0.00%	8.13%	to	8.13%
2024	1,453	$1.40	to	$1.40	$2,031	— %	0.00%	to	0.00%	19.04%	to	19.04%
2023	845	$1.17	to	$1.17	$992	— %	0.00%	to	0.00%	7.20%	to	7.20%
2022	530	$1.10	to	$1.10	$580	— %	0.00%	to	0.00%	(28.97)%	to	(28.97)%
2021	371	$1.54	to	$1.54	$572	— %	0.00%	to	0.00%	8.29%	to	8.29%
VP Ptnrs Sm Cap Gro, Cl 2
2025	451	$2.82	to	$2.82	$1,272	— %	0.00%	to	0.00%	7.86%	to	7.86%
2024	458	$2.61	to	$2.61	$1,197	— %	0.00%	to	0.00%	18.70%	to	18.70%
2023	379	$2.20	to	$2.20	$833	— %	0.00%	to	0.00%	6.93%	to	6.93%
2022	355	$2.06	to	$2.06	$731	— %	0.00%	to	0.00%	(29.13)%	to	(29.13)%
2021	368	$2.91	to	$2.91	$1,070	— %	0.00%	to	0.00%	8.02%	to	8.02%
VP Ptnrs Sm Cap Val, Cl 1
2025	909	$1.48	to	$1.48	$1,342	— %	0.00%	to	0.00%	7.35%	to	7.35%
2024	687	$1.37	to	$1.37	$945	— %	0.00%	to	0.00%	7.97%	to	7.97%
2023	553	$1.27	to	$1.27	$704	— %	0.00%	to	0.00%	11.38%	to	11.38%
2022	432	$1.14	to	$1.14	$494	— %	0.00%	to	0.00%	(12.94)%	to	(12.94)%
2021	322	$1.31	to	$1.31	$422	— %	0.00%	to	0.00%	24.01%	to	24.01%
VP Ptnrs Sm Cap Val, Cl 2
2025	495	$2.60	to	$2.60	$1,289	— %	0.00%	to	0.00%	7.07%	to	7.07%
2024	512	$2.43	to	$2.43	$1,245	— %	0.00%	to	0.00%	7.70%	to	7.70%
2023	523	$2.26	to	$2.26	$1,180	— %	0.00%	to	0.00%	11.08%	to	11.08%
2022	506	$2.03	to	$2.03	$1,028	— %	0.00%	to	0.00%	(13.16)%	to	(13.16)%
2021	609	$2.34	to	$2.34	$1,425	— %	0.00%	to	0.00%	23.75%	to	23.75%
VP Ptnrs Sm Cap Val, Cl 3
2025	5,288	$1.38	to	$4.14	$13,525	— %	0.20%	to	0.90%	6.99%	to	6.25%
2024	5,138	$1.29	to	$3.90	$13,633	— %	0.20%	to	0.90%	7.61%	to	6.86%
2023	4,826	$1.20	to	$3.65	$13,822	— %	0.20%	to	0.90%	11.04%	to	10.27%
2022	4,385	$1.08	to	$3.31	$13,017	— %	0.20%	to	0.90%	8.27%(5)	to	(13.84)%
2021	4,687	$2.25	to	$3.84	$16,045	— %	0.30%	to	0.90%	23.52%	to	22.78%
RiverSource Variable Life Separate Account ■ 189

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
VP US Flex Conserv Gro, Cl 1
2025	396	$1.41	to	$1.41	$558	— %	0.00%	to	0.00%	9.49%	to	9.49%
2024	409	$1.28	to	$1.28	$525	— %	0.00%	to	0.00%	9.67%	to	9.67%
2023	354	$1.17	to	$1.17	$414	— %	0.00%	to	0.00%	11.53%	to	11.53%
2022	285	$1.05	to	$1.05	$300	— %	0.00%	to	0.00%	(16.54)%	to	(16.54)%
2021	112	$1.26	to	$1.26	$140	— %	0.00%	to	0.00%	7.76%	to	7.76%
VP US Flex Gro, Cl 1
2025	9,546	$1.70	to	$1.70	$16,254	— %	0.00%	to	0.00%	11.38%	to	11.38%
2024	8,509	$1.53	to	$1.53	$13,009	— %	0.00%	to	0.00%	17.43%	to	17.43%
2023	7,333	$1.30	to	$1.30	$9,547	— %	0.00%	to	0.00%	17.14%	to	17.14%
2022	5,639	$1.11	to	$1.11	$6,268	— %	0.00%	to	0.00%	(18.54)%	to	(18.54)%
2021	3,562	$1.36	to	$1.36	$4,860	— %	0.00%	to	0.00%	15.76%	to	15.76%
VP US Flex Mod Gro, Cl 1
2025	4,845	$1.55	to	$1.55	$7,518	— %	0.00%	to	0.00%	10.37%	to	10.37%
2024	4,252	$1.41	to	$1.41	$5,979	— %	0.00%	to	0.00%	13.44%	to	13.44%
2023	3,894	$1.24	to	$1.24	$4,827	— %	0.00%	to	0.00%	14.29%	to	14.29%
2022	3,147	$1.08	to	$1.08	$3,413	— %	0.00%	to	0.00%	(17.36)%	to	(17.36)%
2021	2,247	$1.31	to	$1.31	$2,948	— %	0.00%	to	0.00%	11.71%	to	11.71%
WA Var Global Hi Yd Bond, Cl I
2025	1,099	$1.32	to	$1.32	$1,446	7.25%	0.00%	to	0.00%	9.96%	to	9.96%
2024	995	$1.20	to	$1.20	$1,191	6.68%	0.00%	to	0.00%	7.06%	to	7.06%
2023	927	$1.12	to	$1.12	$1,036	6.42%	0.00%	to	0.00%	10.26%	to	10.26%
2022	739	$1.01	to	$1.01	$749	8.25%	0.00%	to	0.00%	(13.72)%	to	(13.72)%
2021	411	$1.17	to	$1.17	$483	5.05%	0.00%	to	0.00%	1.33%	to	1.33%
WA Var Global Hi Yd Bond, Cl II
2025	245	$1.56	to	$1.56	$382	6.46%	0.00%	to	0.00%	9.95%	to	9.95%
2024	238	$1.42	to	$1.42	$337	6.35%	0.00%	to	0.00%	6.70%	to	6.70%
2023	216	$1.33	to	$1.33	$288	5.21%	0.00%	to	0.00%	9.96%	to	9.96%
2022	228	$1.21	to	$1.21	$276	5.29%	0.00%	to	0.00%	(13.87)%	to	(13.87)%
2021	303	$1.40	to	$1.40	$425	3.70%	0.00%	to	0.00%	1.04%	to	1.04%

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on October 10, 2022.
(6)	New subaccount operations commenced on January 16, 2024.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	The investment income ratio and total return reflect the effect of a reimbursement of income from a trade error. See Note 9 in the Notes to Financial Statements.
(9)	New subaccount operations commenced on April 26, 2024.
 190 ■ RiverSource Variable Life Separate Account

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion

We have audited the accompanying consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2026

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2025, $26,292; 2024, $23,127; allowance for credit losses: 2025, $1; 2024, $1)	$26,105	$22,259
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $10; 2024, $10)	1,927	1,797
Policy loans	1,056	982
Other investments (allowance for credit losses: 2025, nil; 2024, nil)	95	115
Total investments	29,183	25,153
Investments of consolidated investment entities, at fair value	2,618	2,387
Cash and cash equivalents	3,616	2,483
Cash of consolidated investment entities, at fair value	150	373
Market risk benefits	2,274	2,182
Reinsurance recoverables (allowance for credit losses: 2025, $19; 2024, $20)	4,213	4,046
Receivables	5,621	6,042
Receivables of consolidated investment entities, at fair value	30	31
Accrued investment income	239	216
Deferred acquisition costs	2,611	2,661
Other assets	14,059	10,482
Other assets of consolidated investment entities, at fair value	—	2
Separate account assets	77,645	75,576
Total assets	$142,259	$131,634

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$46,492	$41,863
Market risk benefits	1,182	1,263
Short-term borrowings	200	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,585	2,429
Other liabilities	11,727	8,298
Other liabilities of consolidated investment entities, at fair value	159	314
Separate account liabilities	77,645	75,576
Total liabilities	140,490	130,444
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(298)	(400)
Accumulated other comprehensive income (loss), net of tax	(402)	(879)
Total shareholder’s equity	1,769	1,190
Total liabilities and shareholder’s equity	$142,259	$131,634

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$392	$472	$448
Net investment income	1,685	1,546	1,304
Policy and contract charges	2,147	2,060	2,020
Other revenues	571	578	590
Net realized investment gains (losses)	(63)	(81)	(70)
Total revenues	4,732	4,575	4,292

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,305	1,299	1,348
Interest credited to fixed accounts	475	616	654
Remeasurement (gains) losses of future policy benefit reserves	10	(44)	(20)
Change in fair value of market risk benefits	1,004	628	798
Amortization of deferred acquisition costs	234	234	239
Interest and debt expense	185	192	192
Other insurance and operating expenses	732	729	697
Total benefits and expenses	3,945	3,654	3,908
Pretax income (loss)	787	921	384
Income tax provision (benefit)	85	103	(10)
Net income	$702	$818	$394

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2025	2024	2023

Net income	$702	$818	$394
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	528	(276)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(72)	153	(54)
Effect of changes in instrument-specific credit risk on market risk benefits	20	(62)	(65)
Other	1	—	—
Total other comprehensive income (loss), net of tax	477	(185)	390
Total comprehensive income (loss)	$1,179	$633	$784

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$3	$2,466	$(412)	$(1,084)	$973
Net income	—	—	394	—	394
Other comprehensive loss, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive income, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2024	3	2,466	(400)	(879)	1,190
Net income	—	—	702	—	702
Other comprehensive loss, net of tax	—	—	—	477	477
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2025	$3	$2,466	$(298)	$(402)	$1,769

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$702	$818	$394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(187)	(195)	(205)
Deferred income tax (benefit) expense	174	404	100
Contractholder and policyholder charges, non-cash	(400)	(407)	(403)
Loss from equity method investments	21	28	26
Net realized investment (gains) losses	6	12	46
Impairments and provision for loan losses	—	(1)	(20)
Net losses (gains) of consolidated investment entities	12	(13)	23
Changes in operating assets and liabilities:
Deferred acquisition costs	50	35	63
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	5,013	4,238	3,474
Derivatives, net of collateral	(370)	(1,669)	(666)
Reinsurance recoverables	(43)	89	100
Receivables	226	291	333
Accrued investment income	(23)	(40)	(31)
Current income tax, net	(19)	(15)	(323)
Other operating assets and liabilities of consolidated investment entities	6	1	(5)
Other, net	78	92	134
Net cash provided by (used in) operating activities	5,246	3,668	3,040

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	351	1,106	617
Maturities, sinking fund payments and calls	2,317	1,775	963
Purchases	(5,894)	(6,039)	(4,187)
Proceeds from sales, maturities and repayments of mortgage loans	134	123	118
Funding of mortgage loans	(264)	(196)	(74)
Proceeds from sales and collections of other investments	17	34	29
Purchase of other investments	(18)	(14)	(15)
Purchase of investments by consolidated investment entities	(1,431)	(1,125)	(427)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	988	1,117	643
Purchase of equipment and software	(11)	(10)	(10)
Change in policy loans, net	(74)	(70)	(65)
Cash paid for deposit receivable	(29)	(33)	(39)
Cash received for deposit receivable	427	592	774
Advance on line of credit to Ameriprise Financial, Inc.	(140)	(450)	(850)
Repayment from Ameriprise Financial, Inc. on line of credit	140	450	850
Cash paid for written options with deferred premiums	(50)	(57)	(59)
Cash received from written options with deferred premiums	20	22	43
Other, net	(35)	(1)	25
Net cash provided by (used in) investing activities	(3,552)	(2,776)	(1,664)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,293	1,470	1,476
Net transfers from (to) separate accounts	(163)	(176)	(132)
Surrenders and other benefits	(1,487)	(1,765)	(2,102)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	3	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(3)	—
Cash paid for purchased options with deferred premiums	(121)	(148)	(53)
Cash received for purchased options with deferred premiums	96	229	251
Borrowings by consolidated investment entities	1,120	1,273	—
Repayments of debt by consolidated investment entities	(922)	(1,004)	(275)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(784)	(721)	(1,435)
Net increase (decrease) in cash and cash equivalents	910	171	(59)
Cash and cash equivalents at beginning of period	2,856	2,685	2,744
Cash and cash equivalents at end of period	$3,766	$2,856	$2,685

Supplemental Disclosures:
Interest paid excluding consolidated investment entities	$27	$38	$28
Interest paid by consolidated investment entities	160	176	177

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its

RiverSource Life Insurance Company

position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Company

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may

RiverSource Life Insurance Company

contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2025 and 2024, land, buildings, equipment and software were $109 million and $113 million, net of accumulated depreciation of $273 million and $258 million as of December 31, 2025 and 2024, respectively. Depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023 was $15 million, $14 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

RiverSource Life Insurance Company

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the

RiverSource Life Insurance Company

contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of

RiverSource Life Insurance Company

the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of

RiverSource Life Insurance Company

the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software

RiverSource Life Insurance Company

development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$155	$158	$152
Unaffiliated	16	16	14
Total	171	174	166
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	40	41	39
Unaffiliated	20	19	17
	60	60	56
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	330	320	307
Unaffiliated	5	5	4
	335	325	311
Total	395	385	367
Total revenue from contracts with customers	566	559	533
Revenue from other sources(1)	4,166	4,016	3,759
Total revenues	$4,732	$4,575	$4,292

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Company

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $53 million and $50 million as of December 31, 2025 and 2024, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $6 million and $2 million as of December 31, 2025 and 2024, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $29 million and $46 million as

RiverSource Life Insurance Company

of December 31, 2025 and 2024, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of both December 31, 2025 and 2024. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$71	$—	$71
Syndicated loans	—	2,458	89	2,547
Total investments	—	2,529	89	2,618
Receivables	—	30	—	30
Total assets at fair value	$—	$2,559	$89	$2,648
Liabilities
Debt(1)	$—	$2,585	$—	$2,585
Other liabilities	—	159	—	159
Total liabilities at fair value	$—	$2,744	$—	$2,744

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks	Syndicated Loans
Balance at January 1, 2025	$1	$118
Total gains (losses) included in:
Net income	—	(3	)(1)
Purchases	—	145
Sales	—	(84)
Settlements	—	(14)
Transfers into Level 3	—	186
Transfers out of Level 3	(1)	(259)
Balance at December 31, 2025	$—	$89
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2025	$—	$(1	)(1)

RiverSource Life Insurance Company

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2025 and 2024 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2025	2024
Syndicated Loans
Unpaid principal balance	$2,632	$2,406
Excess unpaid principal over fair value	(85)	(72)
Fair value	$2,547	$2,334
Fair value of loans more than 90 days past due	$1	$1
Fair value of loans in nonaccrual status	$1	$1
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	$14	$5
Debt
Unpaid principal balance	$2,819	$2,633
Excess unpaid principal over fair value	(234)	(204)
Carrying value(1)	$2,585	$2,429

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

During 2025, the Company launched one new CLO that issued debt of $406 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2025, 2024 and 2023.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2025	2024	2025	2024
Debt of consolidated CLOs due 2030-2038	$2,585	$2,429	5.1%	5.9%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.3%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$15,751	$394	$(463)	$—	$15,682
Residential mortgage backed securities	5,542	53	(178)	—	5,417
Commercial mortgage backed securities	2,142	13	(51)	—	2,104
State and municipal obligations	657	36	(15)	(1)	677
Asset backed securities	2,198	29	(4)	—	2,223
Foreign government bonds and obligations	1	—	—	—	1
U.S. government and agency obligations	1	—	—	—	1
Total	$26,292	$525	$(711)	$(1)	$26,105

RiverSource Life Insurance Company

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

As of December 31, 2025 and 2024, accrued interest of $233 million and $208 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $577 million and $497 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,703	$4,670	18%	$4,416	$4,284	19%
AA	5,932	5,869	22	4,455	4,256	19
A	4,386	4,412	17	2,689	2,650	12
BBB	10,964	10,866	42	11,279	10,786	49
Below investment grade	307	288	1	288	283	1
Total fixed maturities	$26,292	$26,105	100%	$23,127	$22,259	100%

As of December 31, 2025 and 2024, approximately 57% and 55% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively.

The Company invests in certain asset backed securities issued by affiliates. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025, the Company had 2 affiliated issuers with holdings totaling $830 million that were individually between 18% and 29% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had 2 affiliated issuers with holdings totaling $879 million that were individually between 26% and 48% of the Company’s total shareholder’s equity. As of December 31, 2025, the Company had an additional 30 unaffiliated issuers with holdings totaling $7.0 billion that individually were between 10% and 19% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had an additional 47 unaffiliated issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	108	$1,560	$(48)	314	$5,175	$(415)	422	$6,735	$(463)
Residential mortgage backed securities	22	415	(1)	192	1,675	(177)	214	2,090	(178)
Commercial mortgage backed securities	8	113	—	129	1,159	(51)	137	1,272	(51)
State and municipal obligations	14	90	(2)	39	127	(13)	53	217	(15)
Asset backed securities	1	10	—	13	54	(4)	14	64	(4)
Total	153	$2,188	$(51)	687	$8,190	$(660)	840	$10,378	$(711)

	December 31, 2024
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of both December 31, 2025 and 2024, approximately 96% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2023	$20	$2	$22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	—	1	1
Reductions for securities sold during the period (realized)	—	—	—
Balance at December 31, 2025	$—	$1	$1

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Gross realized investment gains	$13	$34	$11
Gross realized investment losses	(19)	(46)	(57)
Credit reversals (losses)	—	1	20
Other impairments	—	—	(1)
Total	$(6)	$(11)	$(27)

RiverSource Life Insurance Company

Credit reversals for the year ended December 31, 2023 were the result of the sale of a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2023 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$176	$176
Due after one year through five years	3,603	3,526
Due after five years through 10 years	5,955	5,995
Due after 10 years	6,676	6,664
	16,410	16,361
Residential mortgage backed securities	5,542	5,417
Commercial mortgage backed securities	2,142	2,104
Asset backed securities	2,198	2,223
Total	$26,292	$26,105

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Available-for-Sale securities(1)	$1,196	$1,007	$814
Mortgage loans	82	73	69
Other investments and receivables(1)	432	492	447
	1,710	1,572	1,330
Less: investment expenses	25	26	26
Total	$1,685	$1,546	$1,304

(1)

Prior period amounts associated with investment income from Available-for-Sale securities have been disaggregated to conform with current period presentation with remaining amounts included in Other investments and receivables.

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Fixed maturities	$(6)	$(11)	$(27)
Mortgage loans	1	(1)	1
Other investments	(58)	(69)	(44)
Total	$(63)	$(81)	$(70)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2023	$11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	10
Provisions	—
Balance at December 31, 2025	$10

RiverSource Life Insurance Company

As of December 31, 2025 and 2024, accrued interest on commercial loans was $18 million and $17 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2025, 2024 and 2023, the Company purchased $17 million, $3 million and $1 million, respectively, of syndicated loans, and sold $6 million, $2 million and $1 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
Loan-to-Value Ratio (in millions)	2025	2024	2023	2022	2021	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	—	53	53
60% - 80%	74	80	18	7	—	98	277
40% - 60%	127	87	38	27	62	328	669
< 40%	39	12	8	63	100	701	923
Total	$240	$179	$64	$97	$162	$1,195	$1,937

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
East North Central	$179	$177	9%	10%
East South Central	43	40	2	2
Middle Atlantic	112	118	6	7
Mountain	157	149	8	8
New England	22	24	1	1
Pacific	667	602	34	33
South Atlantic	541	477	28	26
West North Central	108	117	6	7
West South Central	108	103	6	6

Total	$1,937	$1,807	100%	100%

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
Apartments	$557	$494	29%	27%
Hotel	40	33	2	2
Industrial	384	337	20	19
Mixed use	74	58	4	3
Office	181	208	9	12
Retail	516	533	27	29
Other	185	144	9	8

Total	$1,937	$1,807	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2025 and 2024 was $37 million and $36 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2025 and 2024. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2025
Internal Risk Rating (in millions)	2025	2024	2023	2022	2021	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	4	—	—	—	—	—	4
Risk 2	7	6	1	—	1	2	17
Risk 1	8	7	1	—	—	—	16
Total	$19	$13	$2	$—	$1	$2	$37

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.4 billion and $5.8 billion as of December 31, 2025 and 2024, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2025 and 2024.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2025	$1,388	$276	$28	$4	$103	$553
Capitalization of acquisition costs	24	88	—	—	—	62
Amortization	(111)	(39)	(5)	(1)	(7)	(45)
Balance at December 31, 2025	$1,301	$325	$23	$3	$96	$570

RiverSource Life Insurance Company

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$210	$2	$10	$17	$70	$2,661
Capitalization of acquisition costs	2	—	3	2	3	184
Amortization	(15)	(1)	—	(2)	(8)	(234)
Balance at December 31, 2025	$197	$1	$13	$17	$65	$2,611

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$121	$10	$131
Amortization	(12)	(2)	(14)
Balance at December 31, 2025	$109	$8	$117

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2025 and 2024, traditional life and UL insurance policies in force were $197.5 billion and $198.1 billion, respectively, of which $142.3 billion and $143.5 billion as of December 31, 2025 and 2024 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Direct premiums	$616	$696	$674
Reinsurance ceded	(224)	(224)	(226)
Net premiums	$392	$472	$448

Policy and contract charges are presented on the Consolidated Statements of Income net of $199 million, $188 million and $180 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $561 million, $466 million and $438 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $2.7 billion and $2.6 billion related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $333 million and $351 million related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2025	2024
Policyholder account balances
Policyholder account balances	$37,005	$32,542
Future policy benefits
Reserve for future policy benefits	7,601	7,418
Deferred profit liability	130	118
Additional liabilities for insurance guarantees	1,500	1,389
Other insurance and annuity liabilities	78	192
Total future policy benefits	9,309	9,117
Policy claims and other policyholders’ funds	178	204
Total policyholder account balances, future policy benefits and claims	$46,492	$41,863

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

RiverSource Life Insurance Company

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices, subject to either a cap or floor. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2025	$3,680	$16,330	$5,369	$305	$447
Contract deposits	57	3,816	35	—	73
Policy charges	(13)	(4)	—	—	—
Surrenders and other benefits	(486)	(846)	(677)	(26)	(99)
Net transfer from (to) separate account liabilities	(31)	—	—	—	—
Variable account index-linked adjustments	—	2,206	—	—	—
Interest credited	113	2	191	10	14
Balance at December 31, 2025	$3,320	$21,504	$4,918	$289	$435
Weighted-average crediting rate	3.3%	1.9%	3.8%	2.1%	N/A
Cash surrender value(1)	$3,302	$20,582	$4,916	$272	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,405	$1,647	$2,894	$465	$32,542
Contract deposits	138	318	165	—	4,602
Policy charges	(169)	(91)	(123)	—	(400)
Surrenders and other benefits	(72)	(102)	(71)	(45)	(2,424)
Net transfer from (to) separate account liabilities	—	(132)	—	—	(163)
Variable account index-linked adjustments	—	—	—	—	2,206
Interest credited	47	65	183	17	642
Balance at December 31, 2025	$1,349	$1,705	$3,048	$437	$37,005
Weighted-average crediting rate	3.6%	3.9%	3.0%	4.0%
Net amount at risk	$7,944	$57,269	$13,040	$121
Cash surrender value(1)	$1,241	$1,109	$2,640	$274

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

RiverSource Life Insurance Company

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2025
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$7	$62	$82	$20	$—	$171
	2%	–	2.99%	89	8	—	—	—	97
	3%	–	3.99%	1,686	—	—	1	—	1,687
	4%	–	5.00%	1,321	—	—	—	—	1,321

	Total			$3,103	$70	$82	$21	$—	$3,276

Fixed accounts of structured variable annuities	1%	–	1.99%	$—	$26	$26	$1	$—	$53
	2%	–	2.99%	16	—	—	—	—	16
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$17	$26	$26	$1	$—	$70

Fixed annuities	1%	–	1.99%	$—	$182	$143	$103	$19	$447
	2%	–	2.99%	13	16	2	—	—	31
	3%	–	3.99%	2,116	1	1	—	—	2,118
	4%	–	5.00%	2,312	—	—	—	—	2,312

	Total			$4,441	$199	$146	$103	$19	$4,908

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$4	$13	$—	$19
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$4	$13	$—	$19

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	47	6	19	2	1	75
	3%	–	3.99%	789	—	4	7	—	800
	4%	–	5.00%	442	5	—	—	—	447

	Total			$1,278	$11	$23	$9	$1	$1,322

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$3	$1	$48	$52
	2%	–	2.99%	1	16	2	1	14	34
	3%	–	3.99%	98	1	3	14	—	116
	4%	–	5.00%	524	25	—	—	—	549

	Total			$623	$42	$8	$16	$62	$751

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$2	$2
	2%	–	2.99%	—	—	—	135	—	135
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$—	$—	$135	$2	$137

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	24	—	—	—	—	24
	4%	–	5.00%	249	—	—	—	—	249

	Total			$273	$—	$—	$—	$—	$273

Total	1%	–	1.99%	$7	$272	$258	$138	$69	$744
	2%	–	2.99%	166	46	23	138	15	388
	3%	–	3.99%	4,714	2	8	22	—	4,746
	4%	–	5.00%	4,848	30	—	—	—	4,878

	Total			$9,735	$350	$289	$298	$84	$10,756

RiverSource Life Insurance Company

		December 31, 2025
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	0.1	—	0.2	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$737	$53	$1,057	$1,847
Beginning balance at original discount rate	—	774	59	1,072	1,905
Effect of changes in cash flow assumptions	—	58	(19)	(8)	31
Effect of actual variances from expected experience	—	(17)	(12)	1	(28)
Adjusted beginning of year balance	$—	$815	$28	$1,065	$1,908
Issuances	141	60	9	—	210
Interest accrual	1	39	2	50	92
Net premiums collected	(142)	(78)	(2)	(138)	(360)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$836	$37	$977	$1,850
Effect of changes in discount rate assumptions	—	(23)	(4)	11	(16)
Balance at December 31, 2025	$—	$813	$33	$988	$1,834
Present Value of Future Policy Benefits:
Balance at January 1, 2025	$1,204	$1,322	$545	$6,187	$9,258
Beginning balance at original discount rate	1,289	1,353	535	6,408	9,585
Effect of changes in cash flow assumptions	(2)	27	(30)	25	20
Effect of actual variances from expected experience	(5)	(20)	(25)	13	(37)
Adjusted beginning of year balance	$1,282	$1,360	$480	$6,446	$9,568
Issuances	141	60	9	—	210
Interest accrual	57	74	30	316	477
Benefit payments	(162)	(114)	(41)	(440)	(757)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,318	$1,380	$478	$6,322	$9,498
Effect of changes in discount rate assumptions	(45)	(2)	21	(45)	(71)
Balance at December 31, 2025	$1,273	$1,378	$499	$6,277	$9,427
Adjustment due to reserve flooring	$—	$8	$—	$—	$8
Net liability for future policy benefits	$1,273	$573	$466	$5,289	$7,601
Less: reinsurance recoverable	703	408	20	2,657	3,788
Net liability for future policy benefits, after reinsurance recoverable	$570	$165	$446	$2,632	$3,813

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Discounted expected future gross premiums	$—	$1,971	$809	$1,173	$3,953
Expected future gross premiums	$—	$3,334	$1,126	$1,554	$6,014
Expected future benefit payments	$1,906	$2,328	$789	$10,218	$15,241
Weighted average interest accretion rate	4.4%	6.2%	6.3%	5.0%
Weighted average discount rate	5.0%	5.3%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net increase in future policy benefit reserves, primarily due to net unfavorable changes in LTC morbidity and mortality assumptions partially offset by favorable changes to disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,301	$80	$8	$1,389
Interest accrual	40	5	1	46
Benefit accrual	132	10	2	144
Benefit payments	(84)	(14)	(4)	(102)
Effect of actual variances from expected experience	11	(1)	2	12
Impact of change in net unrealized (gains) losses on securities	9	—	2	11
Balance at December 31, 2025	$1,409	$80	$11	$1,500
Weighted average interest accretion rate	2.9%	6.8%	3.8%
Weighted average discount rate	3.1%	7.1%	3.9%
Weighted average duration of reserves (in years)	9	8	7

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$157	$56	$226	$55
Term and whole life insurance	174	35	172	35
Disability income insurance	114	28	119	31
Long term care insurance	171	266	179	268
Total	$616	$385	$696	$389

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$26	$249	$295	$570
Deferral of revenue	1	79	47	127
Amortization	(1)	(21)	(24)	(46)
Balance at December 31, 2025	$26	$307	$318	$651
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

RiverSource Life Insurance Company

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$65,737	$9,839	$75,576
Premiums and deposits	996	526	1,522
Policy charges	(1,318)	(321)	(1,639)
Surrenders and other benefits	(7,347)	(413)	(7,760)
Investment return	8,373	1,495	9,868
Net transfer from (to) general account	30	48	78
Balance at December 31, 2025	$66,471	$11,174	$77,645
Cash surrender value	$65,338	$10,463	$75,801

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Company

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2025	2024	2023
Balance at beginning of period	$(919)	$335	$1,103
Issuances	23	24	17
Interest accrual and time decay	(116)	(66)	(53)
Reserve increase from attributed fees collected	761	790	788
Reserve release for benefit payments and derecognition	(9)	(11)	(35)
Effect of changes in interest rates and bond markets	(51)	(1,078)	(367)
Effect of changes in equity markets and subaccount performance	(1,006)	(1,228)	(1,267)
Effect of changes in equity index volatility	90	59	(67)
Actual policyholder behavior different from expected behavior	68	71	5
Effect of changes in future expected assumptions	93	106	128
Effect of changes in the instrument-specific credit risk on market risk benefits	(26)	79	83
Balance at end of period	$(1,092)	$(919)	$335
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,274	$2,182	$1,427
Liability position	(1,182)	(1,263)	(1,762)
Net asset (liability) position	$1,092	$919	$(335)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$291	$462	$913
Living benefits	$1,811	$2,429	$2,513
Composite (greater of)	$2,084	$2,829	$3,308
Weighted average attained age of contractholders	70	69	69
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(966)	$(2,111)	$(1,551)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(20)	$85	$84

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(1,092)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.2%
			Surrender rate(2)	0.4%	–	75.0%	3.6%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.8%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $70 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $14 million.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $1.1 billion and $964 million as of December 31, 2025 and 2024, respectively. The amount of the Company’s liability including accrued interest was $200 million and $201 million as of December 31, 2025 and 2024, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2025 and 2024. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2025 and 2024 was 4.0% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2025 and 2024 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$14,971	$711	$15,682
Residential mortgage backed securities	—	5,417	—	5,417
Commercial mortgage backed securities	—	2,104	—	2,104
State and municipal obligations	—	677	—	677
Asset backed securities	—	1,392	831	2,223
Foreign government bonds and obligations	—	1	—	1
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	24,562	1,542	26,105
Cash equivalents	665	2,872	—	3,537
Market risk benefits	—	—	2,274	2,274	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	142	—	143
Equity derivative contracts	218	12,708	—	12,926
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	16	—	16
Total other assets	219	12,889	—	13,108
Separate account assets at net asset value (“NAV”)				77,645	(2)
Total assets at fair value	$885	$40,323	$3,875	$122,728

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$58	$58
IUL embedded derivatives	—	—	1,042	1,042
Structured variable annuity embedded derivatives	—	—	3,879	3,879
Total policyholder account balances, future policy benefits and claims	—	—	4,979	4,979	(3)
Market risk benefits	—	—	1,182	1,182	(1)
Other liabilities:
Interest rate derivative contracts	1	218	—	219
Equity derivative contracts	343	7,627	—	7,970
Total other liabilities	344	7,845	—	8,189
Total liabilities at fair value	$344	$7,845	$6,161	$14,350

RiverSource Life Insurance Company

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at NAV				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $258 million and $211 million cumulative decrease to the embedded derivatives as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2025	$572	$881	$1,453		$55
Total gains (losses) included in:
Net income	2	—	2	(1)	9
Other comprehensive income (loss)	18	14	32		—
Purchases	169	—	169		—
Settlements	(50)	(64)	(114)		(5)
Balance at December 31, 2025	$711	$831	$1,542		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2025	$2	$—	$2	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2025	$18	$14	$32		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2025	$53		$1,002		$2,461		$3,516
Total (gains) losses included in:
Net income	10	(2)	204	(2)	1,758	(3)	1,972
Issues	—		(20)		102		82
Settlements	(5)		(144)		(442)		(591)
Balance at December 31, 2025	$58		$1,042		$3,879		$4,979
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2025	$—		$204	(2)	$1,758	(3)	$1,962

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities			Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total	Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940	$48
Total gains (losses) included in:
Net income	—	—	—	6
Other comprehensive income (loss)	12	10	22	—
Purchases	110	—	110	—
Settlements	(65)	—	(65)	(3)
Balance at December 31, 2023	$452	$555	$1,007	$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and presented as a contra liability.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $42 million, $14 million and $51 million, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$708	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.6%	1.2%
Asset backed securities	$831	flow	Annual default rate(2)	2.7%	–	6.6%	5.1%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	185	–	350	201	bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
Fixed deferred indexed annuity embedded derivatives	$58	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,042	flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$3,879	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.0%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190	–	360	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $17 million and $27 million as of December 31, 2025 and 2024, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,927	$—	$—	$1,877	$1,877
Policy loans	1,056	—	1,056	—	1,056
Other investments	56	—	37	19	56
Receivables	5,358	—	—	4,485	4,485
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$23,297	$—	$—	$19,636	$19,636
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	329	—	329
Other liabilities	3	—	—	3	3
Separate account liabilities — investment contracts	366	—	366	—	366

RiverSource Life Insurance Company

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2025, 2024 and 2023, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next three annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $313 million, $352 million and $338 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $296 million and $277 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Investments

The Company has holdings of AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC or Ameriprise Advisor Financing 2, LLC, subsidiaries of Ameriprise Financial. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025 and 2024, the fair value of these asset backed securities was $830 million and $879 million, respectively, and is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $54 million, $44 million and $34 million for the years ending December 31, 2025, 2024 and 2023, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2025 and 2024. See Note 13 for information about additional lines of credit with an affiliate.

RiverSource Life Insurance Company

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	50
Return of capital received from RTA	—	40	75

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $275 million and $736 million as of December 31, 2025 and 2024, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.5 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Statutory net gain from operations	$1,855	$1,097	$1,331
Statutory net income (loss)	1,101	(91)	845

Government debt securities of $4 million as of both December 31, 2025 and 2024 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$12,894	$—	$12,894	$(8,023)	$(2,484)	$(2,296)	$91
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	205	—	205	(41)	—	—	164
Total	$13,108	$—	$13,108	$(8,073)	$(2,484)	$(2,296)	$255

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$8,122	$—	$8,122	$(8,023)	$—	$(99)	$—
OTC cleared	19	—	19	(9)	—	—	10
Exchange-traded	48	—	48	(41)	—	—	7
Total	$8,189	$—	$8,189	$(8,073)	$—	$(99)	$17

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

RiverSource Life Insurance Company

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$36,007	$143	$219	$39,082	$179	$324
Equity contracts	131,028	12,926	7,970	108,205	8,943	5,331
Credit contracts	3,318	16	—	2,914	59	—
Foreign exchange contracts	2,234	23	—	2,938	42	7
Total non-designated hedges	172,587	13,108	8,189	153,139	9,223	5,662
Embedded derivatives
IUL	N/A	—	1,042	N/A	—	1,002
Fixed deferred indexed annuities and deposit receivables	N/A	59	58	N/A	55	53
Structured variable annuities(3)	N/A	—	3,879	N/A	—	2,461
Total embedded derivatives	N/A	59	4,979	N/A	55	3,516
Total derivatives	$172,587	$13,167	$13,168	$153,139	$9,278	$9,178

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2025 included $3.9 billion of individual contracts in a liability position and $1 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $1.7 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $100 million and $84 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $2.7 billion and $2.2 billion, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.4 billion and $2.0 billion, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$2	$—	$(198)
Equity contracts	1,554	100	(842)
Credit contracts	—	—	(82)
Foreign exchange contracts	—	—	(29)
IUL embedded derivatives	—	(60)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	18	—
Structured variable annuity embedded derivatives	(1,758)	—	—
Total gain (loss)	$(202)	$58	$(1,151)

Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2025:

(in millions)	Premiums Payable	Premiums Receivable
2026	$247	$88
2027	21	—
2028	31	—
2029	135	—
2030	217	—
2031	16	—
Total	$667	$88

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

RiverSource Life Insurance Company

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $99 million and $67 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $99 million and $67 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$675	$(145)	$530
Reclassification of net (gains) losses on securities included in net income(2)	6	(1)	5
Impact of benefit reserves and reinsurance recoverables	(9)	2	(7)
Net unrealized gains (losses) on securities	672	(144)	528
Effect of changes in discount rate assumptions on certain long-duration contracts	(91)	19	(72)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	26	(6)	20
Other	1	—	1
Total other comprehensive income (loss)	$608	$(131)	$477

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on MRBs	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

RiverSource Life Insurance Company

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2023	$(991)	$(72)	$(20)	$(1)	$(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	(758)	27	(147)	(1)	(879)
OCI before reclassifications	523	(72)	20	1	472
Amounts reclassified from AOCI	5	—	—	—	5
Total OCI	528	(72)	20	1	477
Balance at December 31, 2025	$(230)	$(45)	$(127)	$—	$(402)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax
Federal	$(85)	$(297)	$(112)
State	(4)	(4)	2
Total current income tax	(89)	(301)	(110)
Deferred income tax
Federal	170	402	98
State	4	2	2
Total deferred income tax	174	404	100
Total income tax provision (benefit)	$85	$103	$(10)

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in millions, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$165	21.0%	$193	21.0%	$81	21.0%
State and local income taxes, net of federal income tax effect(1)	—	—	(2)	(0.2)	3	0.9
Tax credits:
Low income housing credit	(20)	(2.6)	(25)	(2.7)	(31)	(8.0)
Foreign tax credit, net of addback	(24)	(3.0)	(21)	(2.2)	(27)	(7.0)
Nontaxable or nondeductible items:
Dividends received deduction	(29)	(3.7)	(31)	(3.4)	(32)	(8.2)
Other	—	—	(1)	(0.1)	2	0.4
Changes in unrecognized tax benefits	2	0.2	—	—	6	1.6
Other adjustments:
Audit adjustments	(8)	(1.0)	(9)	(1.0)	(13)	(3.4)
Other	(1)	(0.1)	(1)	(0.2)	1	0.2
Effective tax rate	$85	10.8%	$103	11.2%	$(10)	(2.5)%

(1)

State taxes in Illinois, Florida, Mississippi, New Hampshire and Hawaii made up the majority (greater than 50 percent) of the tax effect in this category for 2025. State taxes in Florida, Oregon, New Hampshire and Minnesota made up the majority (greater than 50 percent) of the tax effect in this category for 2024. State taxes in Florida made up the majority (greater than 50 percent) of the tax effect in this category for 2023.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$525	$801
Investments including net unrealized on Available-for-Sale securities	119	177
Other	44	39
Gross deferred income tax assets	688	1,017
Less: valuation allowance	30	32
Total deferred income tax assets	658	985
Deferred income tax liabilities
Deferred acquisition costs	324	355
Other	77	57
Gross deferred income tax liabilities	401	412
Net deferred income tax assets	$257	$573

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $33 million, net of federal benefit, which will expire beginning December 31, 2026. Based on analysis of the Company’s tax position as of December 31, 2025, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2025	2024	2023
Balance at January 1	$22	$27	$37
Reductions for tax positions related to the current year	(2)	(3)	(3)
Additions for tax positions of prior years	2	—	65
Reductions for tax positions of prior years	—	—	(71)
Reductions due to lapse of statutes of limitations	(1)	(2)	(1)
Balance at December 31	$21	$22	$27

If recognized, approximately $18 million, $17 million and $19 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2025, 2024 and 2023, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $3 million, $2 million and $8 million in interest and penalties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had a payable of $19 million and $13 million, respectively, related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial, Inc. and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have a material impact to the Company’s consolidated financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in millions)	2025	2024	2023
Income taxes paid (received), net	$(81)	$(286)	$215
Federal	(81)	(286)	215

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2025	2024
Commercial mortgage loans	$27	$58

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the

RiverSource Life Insurance Company

outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $13 million and $11 million, respectively. As of December 31, 2025 and 2024, the related premium tax asset was $11 million and $9 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
ANN9125_12_E01_(05/26)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.
Affiliated with Ameriprise Financial Services, LLC.
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.